As filed with the Securities and Exchange Commission on or about April 27, 2021

Registration Statement File No. 333-95851

Registration Statement File No. 811-08619

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 23

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

☒    Amendment No. 198

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number, including Area Code)

John E. Deitelbaum

Head of MMUS Law
Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    Continuous

It is proposed that this filing will become effective (check appropriate box)

☐         immediately upon filing pursuant to paragraph (b) of Rule 485

☒        on     May 1, 2021   pursuant to paragraph (b) of Rule 485

☐         60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐         on                        pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual or Group Deferred Variable Annuity Contract

MassMutual Artistry Variable Annuity
Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4
This prospectus describes the MassMutual Artistry individual certificates issued under a deferred group variable annuity contract offered by Massachusetts Mutual Life Insurance Company. We no longer sell the certificate. However, we continue to administer existing certificates. The certificate provides for accumulation of certificate value and annuity payments on a fixed and/or variable basis.
You, the participant, have a number of investment choices in the certificate. These investment choices include one fixed account option and one or more variable investment divisions (sub-accounts) of Massachusetts Mutual Variable Annuity Separate Account 4 (separate account). Each sub-account, in turn, invests in one of the following investment entities (funds). You bear the entire investment risk for all amounts you allocate to a sub-account.
AIM Variable Insurance Funds
   (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. International Growth Fund
Invesco V.I. Capital Appreciation Fund
Invesco V.I. Conservative Balanced Fund
Invesco V.I. Discovery Mid Cap Growth Fund
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Global Fund
Invesco V.I. Global Strategic Income Fund
Invesco V.I. Health Care Fund
Invesco V.I. Main Street Fund®
Invesco V.I. Technology Fund
Invesco V.I. U.S. Government Money Portfolio
Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Portfolio
MML Series Investment Fund
MML Aggressive Allocation Fund
MML American Funds Core Allocation Fund
MML American Fund Growth Fund
MML American Funds International Fund
MML Balanced Allocation Fund
MML Blue Chip Growth Fund
MML Conservative Allocation Fund
MML Equity Income Fund
MML Equity Index Fund
MML Focused Equity Fund
MML Foreign Fund
MML Fundamental Equity Fund
MML Fundamental Value Fund
MML Global Fund
MML Growth & Income Fund
MML Growth Allocation Fund
MML Income & Growth Fund
MML International Equity Fund
MML Large Cap Growth Fund
MML Managed Volatility Fund
MML Mid Cap Growth Fund
MML Mid Cap Value Fund
MML Moderate Allocation Fund
MML Small Cap Growth Equity Fund
MML Small Company Value Fund
MML Small/Mid Cap Value Fund
MML Total Return Bond Fund
MML Series Investment Fund II
MML Blend Fund
MML Equity Fund
MML High Yield Fund
MML Inflation-Protected and Income Fund
MML Managed Bond Fund
MML Short-Duration Bond Fund
MML Small Cap Equity Fund
MML Strategic Emerging Markets Fund
MML U.S. Government Money Market Fund
PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Portfolio
Voya Investors Trust
VY® Clarion Global Real Estate Portfolio

To learn more about the certificate, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2021. The prospectus and SAI are parts of the registration statement that we filed with the Securities and Exchange Commission (SEC). The SEC maintains a website (http://www.sec.gov) that contains the registration statement, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The table of contents for the SAI is on page 49 of this prospectus.
For a free copy of the SAI, or for general inquiries, call our Service Center at (800) 272-2216 or write to our Service Center using the following address: MassMutual, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067. (Overnight Mail Address: MassMutual, Document Management Services – Annuities W360, 1295 State Street, Springfield, MA 01111-0111)
The certificate:
•
is not a bank or credit union deposit or obligation.

•
is not FDIC or NCUA insured.

•
is not insured by any federal government agency.

•
is not guaranteed by any bank or credit union.

•
may go down in value.

•
provides guarantees that are subject to our financial strength and claims-paying ability.

The SEC has not approved or disapproved the certificate or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.
This prospectus is not an offer to sell the certificate in any jurisdiction where it is illegal to offer the certificate nor is it an offer to sell the certificate to anyone to whom it is illegal to offer the certificate.
Please read this prospectus before investing. You should keep it for future reference. It contains important information about the MassMutual Artistry Variable Annuity.
Effective May 1, 2021

Index of Special Terms
We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the certificate, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.
The page that is indicated here is where we believe you will find the best explanation for the word or term.
Page
Accumulation Phase	4
Accumulation Unit	16
Annuitant	9
Annuity Date	26
Annuity Options	28
Annuity Payments	27
Annuity Unit Value	27
Certificate	4
Certificate Year	18
Claims Paying Ability	41
Contract Owner	8
Free Withdrawals	25
Good Order	17
Income Phase	26
Participant	8
Purchase Payment	10
Qualified	34
Separate Account	11
Service Center	4
Sub-Account	11
Tax Deferral	5
Tax-Sheltered Annuity	30

Contacting the Company
You may contact us by calling the MassMutual Customer Service Center (our Service Center) at (800) 272-2216 Monday through Friday between 8 a.m. and 8 p.m. Eastern Time. You may also contact us by visiting
www.MassMutual.com/contact-us. Additionally, you may write to our Service Center using the following address: MassMutual, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067 or to our overnight mail address at MassMutual, Document Management Services – Annuities W360, 1295 State Street, Springfield, MA 01111-0111.
Overview
The following is intended as a summary. Please read each section of this prospectus for additional detail.
We no longer sell the MassMutual Artistry certificate. However, we continue to administer existing certificates, and we continue to accept purchase payments to existing certificates, subject to certain restrictions. See “Additional Purchase Payments.”
The annuity certificate is an ownership interest issued by “us,” Massachusetts Mutual Life Insurance Company (“MassMutual” or the “Company”), to “you,” the participant, under the group deferred variable annuity contract. This annuity certificate is a contract between the participant and MassMutual. The certificate is intended for retirement savings or other long-term investment purposes. The certificate is designed primarily for use in annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended (IRC). These plans are sometimes called “tax-sheltered annuities” or “TSAs.” The certificate was also sold to governmental entities pursuant to IRC Section 457(b).
In exchange for your purchase payments, we agree to pay you an income when you choose to receive it. You designate the date on which the income period begins. That date must be at least 13 months from when you purchase the certificate. The certificate has two phases – the accumulation phase and the income phase. Your certificate is in the accumulation phase until you decide to begin receiving annuity payments. During the accumulation phase we provide a death benefit. Once you begin receiving annuity payments, your certificate enters the income phase.

Certificate Type. The certificate described in this prospectus is an individual certificate issued under a deferred group variable annuity contract. The certificate provides for accumulation of certificate value and annuity payments on a fixed and/or variable basis. We use the terms “certificate” and “contract” interchangeably to refer to the individual certificate, and we use the terms “participant” and “contract owner” interchangeably to refer to the participant.
The certificate is called a variable deferred annuity because you can choose to allocate your purchase payments among various sub-accounts. Certificate value allocated to a sub-account is not guaranteed. It is possible to lose your certificate value allocated to any of the sub-accounts. If you allocate certificate value to the sub-accounts, the amount you are able to accumulate in your certificate depends upon the performance of the sub-accounts you select.

The Prospectus and the Certificate. The prospectus and SAI describe all material terms and features of your certificate. Certain non-material provisions of your certificate may be different than the general description in the prospectus and the SAI, and certain riders may not be available because of legal requirements in your state. See your certificate for specific variations since any such state variation will be included in your certificate or in riders or endorsements attached to your certificate.

Annuity Options. We make annuity payments based on the annuity option you elect. When you elect an annuity option you make a number of choices, including, but not limited to: duration, number of payees, payments to beneficiaries, and whether payments will be variable and/or fixed payments. See “The Income Phase.”

Investment Choices. You can choose to allocate your purchase payments among various investment choices. Your investment choices include a number of sub-accounts and one fixed account. See “Investment Choices.”

Withdrawals. Subject to certain restrictions, you may periodically make partial withdrawals of your certificate value. If you make a full withdrawal of your certificate value, all your rights under the certificate will be terminated. Income taxes, tax penalties, and a contingent deferred sales charge may apply to any withdrawal you request. See “Withdrawals,” “Expenses – Contingent Deferred Sales Charge” and “Taxes.”

Transfers. Subject to certain restrictions, you may periodically transfer certificate value among available investment choices. See “Transfers and Transfer Programs.”

Death Benefit. A beneficiary may receive a benefit in the event of your death prior to the income phase. Once the income phase commences, payments upon death may be available to beneficiaries depending on the annuity option elected. See “Death Benefit” and “The Income Phase.”

Fees. Your certificate value will be subject to certain fees. These charges will be reflected in your certificate value and may be reflected in any annuity payments you choose to receive from the certificate. See “Expenses” and “Table of Fees and Expenses.”

Taxation. The Internal Revenue Code of 1986, as amended (IRC), has certain rules that apply to the certificate. These tax treatments apply to earnings from the certificate, withdrawals, death benefits and annuity options. See “Taxes.”

Tax Deferral. You are generally not taxed on certificate earnings until you take money from your certificate. This is known as tax deferral. Tax deferral is automatically provided by tax-qualified retirement plans. There is no additional tax deferral provided when a variable annuity contract is used to fund a tax-qualified retirement plan. Investors should only consider buying a variable annuity to fund a qualified plan for the annuity’s additional features such as lifetime income payments and death benefit protection.

Right to Cancel Your Certificate. You have a right to examine your certificate. If you change your mind about owning your certificate, you can generally cancel it within ten calendar days after receiving it. However, this time period may vary by state. See “Right to Cancel Your Certificate.”

Our Claims-Paying Ability. Any guarantees we make under the contract are subject to our financial strength and claims-paying ability. See “Other Information – Our Ability to Make Payments Under the Contract.”

Table of Fees and Expenses
The following tables describe the fees and expenses you pay when buying, owning, and surrendering the certificate. In addition to other fees and expenses shown below, premium taxes may also apply, but are not reflected below.
I. The first table describes the fees and expenses that you will pay at the time that you transfer the value between investment choices, or surrender the certificate. We do not deduct a sales charge when we receive a purchase payment, but we may assess a contingent deferred sales charge as noted below.
Participant Transaction Expenses	Current	Maximum
Transfer Fee	$0	The lesser of $20 or 2% of the amount transferred.
Loan Origination Fee	$0(1)	$35(1)
Contingent Deferred Sales Charge (as a percentage of amount withdrawn or applied to certain annuity options(2))	8%	8%
Contingent Deferred Sales Charge Schedule
Certificate Year	1	2	3	4	5	6	7	8	9	10 and later
Percentage	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%

(1)
Currently, we do not deduct a charge from your certificate if you take a loan under your certificate. However, we reserve the right to deduct a charge not to exceed $35 from your certificate value as a loan origination fee should it become necessary for us to seek reimbursement for expenses related to the administration of certificate loans.

(2)
See Annuity Options E and F in “The Income Phase – Annuity Options.”

II. The next table describes fees and expenses you will pay periodically during the time you own the certificate, not including underlying fund fees and expenses.
Periodic Certificate Charges	Current	Maximum
Annual Certificate Maintenance Charge	$0	$60
Separate Account Annual Expenses (as a percentage of average account value in the separate account on an annualized basis)
Mortality and Expense Risk Charge	1.03%	1.25%
Administrative Charge	0.15%	0.25%
Total Separate Account Annual Expenses	1.18%	1.50%

Annual Fund Operating Expenses
While you own the certificate, if your assets are invested in any of the sub-accounts, you will be subject to the fees and expenses charged by the fund in which that sub-account invests. The table below shows the minimum and maximum total operating expenses charged by any of the funds, expressed as a percentage of average net assets, for the year ended December 31, 2020 (before any waivers or reimbursements). Current and future expenses may be higher or lower than those shown. More detail concerning each fund’s fees and expenses that you may periodically be charged during the time that you own the certificate is contained in each fund prospectus.
Charge	Minimum	Maximum
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses. (1)	0.43%	1.65%

(1)
The fund expenses used to prepare this table were provided to us by the funds. We have not independently verified such information provided to us by funds that are not affiliated with us.

The information above describes the fees and expenses you pay related to the certificate. For information on compensation we may receive from the funds and their advisers and sub-advisers, see “Investment Choices – Compensation We Receive from Funds, Advisers and Sub-Advisers.” For information on compensation we pay to broker-dealers selling the certificate, see “Other Information – Distribution.”
Examples Using Current and Maximum Expenses
These Examples are intended to help you compare the cost of investing in the certificate with the cost of investing in other variable annuity contracts. These costs include participant transaction expenses, certificate fees, separate account annual expenses, and fund fees and expenses. The Examples assume that no loan has been taken.
Example I assumes that you withdraw all your certificate value at the end of each year shown.
Example II assumes you do not withdraw any certificate value at the end of each year shown, or that you decide to begin the income phase at the end of each year shown and we do not deduct a contingent deferred sales charge. (Currently the income phase is not available until 13 months after you purchase your certificate.)
Both Example I and Example II assume:
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that you invest $10,000 in the certificate for the time periods indicated,

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that you allocate it to a sub-account that has a 5% gross return each year,

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that either the current or maximum fees and expenses in the “Table of Fees and Expenses” apply, and

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that you selected one of two sub-accounts:

◦
the one that invests in the fund with the maximum total operating expenses; or

◦
the one that invests in the fund with the minimum total operating expenses.

Examples Using Current Expenses
Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.
Years	Example I				Example II
	1	3	5	10	1	3	5	10
Sub-Account with maximum total operating expenses	$1,020	$1,541	$1,980	$3,123	$283	$868	$1,478	$3,123
Sub-Account with minimum total operating expenses	$908	$1,198	$1,395	$1,879	$161	$500	$861	$1,879

Examples Using Maximum Expenses
Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.
Years	Example I				Example II
	1	3	5	10	1	3	5	10
Sub-Account with maximum total operating expenses	$1,065	$1,675	$2,205	$3,579	$332	$1,012	$1,715	$3,579
Sub-Account with minimum total operating expenses	$953	$1,336	$1,631	$2,392	$210	$647	$1,111	$2,392
The examples using current expenses do not reflect an annual certificate maintenance charge. The examples using maximum expenses reflect the annual certificate maintenance charge of $60 as an annual charge of 0.17%.
The examples do not reflect any premium taxes. However, premium taxes may apply.
The examples should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. The assumed 5% annual rate of return is hypothetical. Actual returns may be greater or less than the assumed hypothetical return.
There is an accumulation unit value history in “Appendix A – Condensed Financial Information.”
There is information concerning compensation payments we make to sales representatives in connection with the sale of the certificates in “Other Information – Distribution.”
The Company
In this prospectus, the “Company,” “we,” “us,” and “our” refer to Massachusetts Mutual Life Insurance Company (MassMutual). MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts to individual and institutional customers in all 50 states of the U.S., the District of Columbia and Puerto Rico. Products and services are offered primarily through MassMutual’s distribution channels: MassMutual Financial Advisors, Digital Direct to Consumer and Business to Business, Institutional Solutions and Workplace Solutions.
MassMutual is organized as a mutual life insurance company. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.
Ownership
Contract Owner
The contract owner is the person or non-natural person who maintains the ownership rights stated in the contract that are not delegated to the participants. The owner of the contract is usually an employer, trustee or other sponsor of a group that is comprised of participants. If the contract is purchased as part of an employee benefit plan, the plan may govern which ownership rights are maintained by the contract owner and which are delegated to participants.
Participant
In this prospectus, “you” and “your” refer to the participant. The participant is named at time of application. The participant must be an individual, unless the contract is issued under IRC Section 457(b), in which case the owner must be a non-natural entity. We will not issue a certificate to you if you have passed age 85 as of the date we proposed to issue the certificate. The maximum issue age for the certificate and certain of its riders may be reduced in connection with the offer of the certificate through certain broker-dealers. You should discuss this with your registered representative.
As the participant, you exercise all rights under the certificate. The participant names the beneficiary.

If you purchased the certificate as a tax-qualified certificate, your rights in the certificate may be subject to restrictions under the plan documents.
Certificates under qualified plans, including section 457 deferred compensation plans, generally must be held by the plan sponsor or plan trustee. Except for TSAs and IRAs, an individual cannot be the participant under a certificate held to fund a qualified plan. Therefore, the individuals covered by the qualified plan have no ownership rights.
Annuitant
The annuitant is the person on whose life we base annuity payments. You designate the annuitant at the time of application. We will not issue a certificate to you if the proposed annuitant has passed age 85 as of the date we proposed to issue the certificate. In order for the certificate to qualify as a tax-sheltered annuity or an individual retirement annuity, you must be named as participant and annuitant. We will use the age of the annuitant to determine all applicable benefits under a certificate owned by a non-natural person.
Beneficiary
The beneficiary is the person(s) or entity you name to receive any death benefit. You name the beneficiary at the time of application. You may change the beneficiary at any time before you die. To change an irrevocable beneficiary, we must receive written authorization on our form in good order at our Service Center from the irrevocable beneficiary.
If you are married and your certificate is issued under an ERISA plan, your ability to name a primary beneficiary other than your spouse is restricted.
Beneficiary IRA
Beneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the beneficiary over that beneficiary’s life expectancy in order to meet the required minimum distribution (RMD) rules. Upon the contract owner’s death under an IRA or other qualified contract, an “eligible designated beneficiary(ies)” may generally establish a Beneficiary IRA by either purchasing a new annuity contract or, in some circumstances, by electing the Beneficiary IRA payout option under the current contract. Until withdrawn, amounts in a Beneficiary IRA continue to be tax-deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the RMD rules, are subject to tax.
If the contract owner died on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), an individual designated beneficiary, and certain trusts as beneficiary, are treated as eligible designated beneficiaries, and can elect to take distributions over their life expectancy (life expectancy of the oldest trust beneficiary).
However, if the contract owner dies on or after January 1, 2020 (on or after January 1, 2022 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), only certain designated beneficiaries are treated as eligible designated beneficiaries, and we will only offer the Beneficiary IRA payout option to a designated beneficiary who either (1) is the surviving spouse of the deceased qualified plan participant or IRA owner or, (2) is not more than ten years younger than the deceased qualified plan participant or IRA owner. In the future, we may allow additional classes of eligible designated beneficiaries to elect the Beneficiary IRA payout option. For a detailed list of eligibility requirements/restrictions, see “Death Benefit – Beneficiary IRA Election.”
Age
How We Determine Age of Annuitant, Participant and Beneficiary
In this prospectus the term “age,” except when discussed in regards to specific tax provisions, is defined as “insurance age,” which is a person’s age on his/her birthday nearest the date for which the age is being determined. This means we calculate your age based on your nearest birthday, which could be either your last birthday or your next. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months.

Additional Purchase Payments
We no longer sell the MassMutual Artistry variable annuity certificate. However, we do continue to administer existing certificates, and you may continue making additional purchase payments to your certificate, subject to the limits described in this section.
The minimum amount we accepted for an initial purchase payment was:
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$200 by the first certificate anniversary date, for a certificate purchased with salary reduction payments; or

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$2,000 for a certificate purchased through a direct asset transfer from another financial institution or one of our affiliates or through non-salary reduction payments.

Additional purchase payments may be made to the certificate. However, additional purchase payments of less than $25 are subject to our approval.
For certificates issued on or after May 1, 2010, the maximum amount of cumulative purchase payments we accept without our prior approval is $1.5 million.
For certificates issued prior to May 1, 2010, the maximum amount of cumulative purchase payments we accept without our prior approval is based on your age when we issued the certificate. The maximum amount is:
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$1.5 million up to age 75; or

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$500,000 if older than age 75 or if the participant is a non-natural person.

Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”
You can make additional purchase payments:
•
by mailing a check that clearly indicates your name and certificate number to our lockbox:

First Class Mail	Overnight Mail
MassMutual Artistry NY Annuity Payment Services MassMutual P.O. Box 74908 Chicago, IL 60675‑4908	MassMutual Artistry NY Annuity Payment Services 350 North Orleans Street Receipt & Dispatch, 8th Floor Suite 4908 Chicago, IL 60654

•
by Wire Transfer

JP Morgan Chase Bank New York, New York ABA #021000021 MassMutual Account #323956297 Ref: Annuity Certificate # Name: (Your Name)
You may also send purchase payments to our Service Center. We have the right to reject any application or purchase payment.
Allocation of Purchase Payments
When you purchased your certificate, we applied your purchase payment among the investment choices according to the allocation instructions you provided. If you make additional purchase payments and do not provide new allocation instructions, we will apply each according to the allocation instructions we have on record. Unless we are instructed otherwise, we will apply purchase payments made by your employer in accordance with your purchase payment allocation instructions in effect at the time we receive your employer’s purchase payment.
Currently, there is no limit to the number of investment choices that you may invest in at any one time. However, we reserve the right to limit the number of investment choices that you may invest in to a maximum of 18 investment choices (including the fixed account) at any one time in the event administrative burdens require such a limitation.

If additional purchase payments are made to your certificate, we will credit these amounts to your certificate on the business day we receive them and all necessary information in good order at our Service Center or lockbox. If we receive your purchase payment at our Service Center or lockbox on a non-business day or after the business day closes, we will credit the amount to your certificate effective the next business day. Our business day closes when the New York Stock Exchange (NYSE) closes, usually 4:00 p.m. Eastern Time.
Right to Cancel Your Certificate
You have a right to examine your certificate. If you change your mind about owning your certificate, you can cancel it within ten calendar days after receiving it. When you cancel the certificate within this time period, we will not assess a contingent deferred sales charge. You will receive your certificate value as of the business day we receive your certificate and your written request in good order at our Service Center, and your certificate will be terminated.
Investment Choices
Choose Investment Choices Appropriate for You
When electing among your available investment choices consider your circumstances, investment goals, financial situation and risk tolerance. After you elect investment choices for your initial purchase payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate. Through the certificate we offer a number of investment choices, but we do not recommend or endorse any particular investment choice and we do not provide investment advice. Because investment risk is borne by you, carefully consider your investment choice elections.
Understand the Risks Associated with Your Investment Choices
If your certificate value is allocated to a fund, your certificate value will be influenced by the investment performance of that fund. You will want to read the fund prospectus, especially the section discussing the risks of investing in the fund. We will deliver current fund prospectuses and/or current summary fund prospectuses to you. You may also contact our Service Center to request current fund prospectuses and summary fund prospectuses. Summary fund prospectuses for certain funds may be unavailable.
Be Informed
Read this prospectus. Also review information about the funds: the fund prospectus, statement of additional information, annual report and semiannual report.
The Separate Account
We established Massachusetts Mutual Variable Annuity Separate Account 4 (separate account) as a separate account under Massachusetts law on July 9, 1997. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (1940 Act).
The separate account holds the assets that underlie the certificates, except those assets allocated to our general account. We keep the separate account assets separate from the assets of our general account and other separate accounts. The separate account is divided into sub-accounts, each of which invests exclusively in a single investment choice.
We own the assets of the separate account. We credit gains to, or charge losses against, the separate account, whether or not realized, without regard to the performance of other investment accounts. The separate account’s assets may not be used to pay any of our liabilities other than those arising from the certificates. If the separate account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The obligations of the separate account are not our generalized obligations and will be satisfied solely by the assets of the separate account.

The Funds
The following funds are available as investment choices under the certificate. If your certificate value is allocated to a fund, your certificate value will be influenced by the investment performance of that fund.
These funds are only available to insurance company separate accounts and qualified retirement plans, are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names and investment goals and policies that are sold directly to the public. While a fund may have many similarities to these other publicly available mutual funds, you should not expect the investment results of the fund to be the same as the investment results of those publicly available mutual funds. We do not guarantee or make any representation that the investment results of the funds will be comparable to the investment results of any other mutual fund, even a mutual fund with the same investment adviser or manager.
Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Asset Allocation
	MML Aggressive Allocation Fund (Initial Class)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML American Funds Core Allocation Fund (Service Class I)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Balanced Allocation Fund (Initial Class)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Conservative Allocation Fund (Initial Class)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Growth Allocation Fund (Initial Class)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Moderate Allocation Fund (Initial Class)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
Money Market
	Invesco V.I. U.S. Government Money Portfolio (Series I)*(2)(3)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	MML U.S. Government Money Market Fund (Initial Class)(2)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
Fixed Income
	Invesco V.I. Global Strategic Income Fund (Series I)*	Adviser: Invesco Advisers, Inc. Sub-Adviser:N/A
	MML High Yield Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Inflation-Protected and Income Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Managed Bond Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Short-Duration Bond Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Total Return Bond Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC
Balanced
	Invesco V.I. Conservative Balanced Fund (Series I)*(4)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	MML Blend Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Large Cap Value
	MML Equity Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Brandywine Global Investment Management, LLC
	MML Equity Income Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Fundamental Value Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Boston Partners Global Investors, Inc.
	MML Income & Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC
Large Cap Blend
	Fidelity® VIP Contrafund® Portfolio (Initial Class)	Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.
	Invesco V.I. Diversified Dividend Fund (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	Invesco V.I. Main Street Fund® (Series I)*	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	MML Equity Index Fund (Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Northern Trust Investments, Inc.
	MML Focused Equity Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP
	MML Fundamental Equity Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.
	MML Growth & Income Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company
Large Cap Growth
	Invesco V.I. Capital Appreciation Fund (Series I)*	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	MML American Funds Growth Fund (Service Class I)(5)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Blue Chip Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Large Cap Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.
Small/Mid Cap Value
	MML Mid Cap Value Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.
	MML Small Company Value Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Small/Mid Cap Value Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.
Small/Mid Cap Blend
	MML Small Cap Equity Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Small/Mid Cap Growth
	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)*	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	MML Mid Cap Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub‑Advisers: T. Rowe Price Associates, Inc. and Wellington Management Company LLP
	MML Small Cap Growth Equity Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP
International/Global
	Invesco Oppenheimer V.I. International Growth Fund (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	Invesco V.I. Global Fund (Series I)*	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	MML American Funds International Fund (Service Class I)(5)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Foreign Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel & Walmsley LLC
	MML Global Fund (Class II)	Adviser: MML Investment Advisers, LLC Sub‑Adviser: Massachusetts Financial Services Company
	MML International Equity Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Harris Associates L.P.
	MML Strategic Emerging Markets Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.
Specialty
	Invesco V.I. Health Care Fund (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	Invesco V.I. Technology Fund (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	MML Managed Volatility Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC
	PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)	Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A
	VY® Clarion Global Real Estate Portfolio (Class S)	Adviser: Voya Investments, LLC Sub-Adviser: CBRE Clarion Securities LLC

*
Individual Fund Footnote(s):

Invesco V.I. U.S. Government Money Portfolio formerly known as Invesco Oppenheimer V.I. Government Money Fund.
Invesco V.I. Global Strategic Income Fund formerly known as Invesco Oppenheimer V.I. Global Strategic Income Fund.
Invesco V.I. Conservative Balanced Fund formerly known as Invesco Oppenheimer V.I. Conservative Balanced Fund.
Invesco V.I. Main Street Fund® formerly known as Invesco Oppenheimer V.I. Main Street Fund®.
Invesco V.I. Capital Appreciation Fund formerly known as Invesco Oppenheimer V.I. Capital Appreciation Fund.
Invesco V.I. Discovery Mid Cap Growth Fund formerly known as Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.
Invesco V.I. Global Fund formerly known as Invesco Oppenheimer V.I. Global Fund.
(1)
These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

(2)
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The yield of this fund may become very low during periods of low interest rates. After deduction of separate account charges, the yield in the sub-account that invests in this fund could be negative.

(3)
Unavailable in certificates issued on or after January 19, 2008.

(4)
Unavailable in certificates issued on or after April 30, 2012.

(5)
The fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master-feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the fund prospectuses for more information about this “feeder” fund.

There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. We will deliver current fund prospectuses and/or current summary fund prospectuses to you. You may also contact our Service Center to request current fund prospectuses and summary fund prospectuses. Summary fund prospectuses for certain funds may be unavailable. You should read the information contained in the fund prospectuses carefully before investing.
Addition, Removal, Closure or Substitution of Funds
We have the right to change the funds offered through the certificate, but only as permitted by law. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Changes may only impact certain certificate owners. Examples of possible changes include: adding new funds or fund classes; removing existing funds or fund classes; closing existing funds or fund classes; or substituting a fund with a different fund. New or substitute funds may have different fees and expenses. We will not add, remove, close or substitute any shares attributable to your interest in a sub-account without notice to you and prior approval of the SEC, to the extent required by applicable law. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of certificates to which your certificate belongs.
Conflicts of Interest
The funds available with the certificate may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the separate account and other separate accounts of MassMutual. Although we do not anticipate any disadvantages to this, it is possible that a material conflict may arise between the interests of the separate account and one or more of the other separate accounts participating in the funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the separate account from participation in the funds involved in the conflict or substituting shares of other funds.
Compensation We Receive from Funds, Advisers and Sub-Advisers
Compensation We Receive from Advisers and Sub-Advisers
We and certain of our insurance affiliates receive compensation from the advisers and sub-advisers to some of the funds. We may use this compensation to pay expenses that we incur in promoting, issuing, distributing and administering the certificate and, providing services, on behalf of the funds, in our role as intermediary to the funds. The amount of this compensation is determined by multiplying a specified annual percentage rate by the average net assets held in that fund that are attributable to the variable annuity and variable life insurance products issued by us and our affiliates that offer the particular fund (MassMutual’s variable contracts). These percentage rates differ, but currently do not exceed 0.25%. Some advisers and sub-advisers pay us more than others; some do not pay us any such compensation.
The compensation may not be reflected in a fund’s expenses because this compensation may not be paid directly out of a fund’s assets. These payments also may be derived, in whole or in part, from the advisory fee deducted from fund assets. Participants, through their indirect investment in the funds, bear the costs of these advisory fees (see the funds’ prospectuses for more information).
In addition, we may receive fixed dollar payments from the advisers and sub-advisers to certain funds so that the adviser and sub-adviser can participate in sales meetings conducted by MassMutual. Attending such meetings provides advisers and sub-advisers with opportunities to discuss and promote their funds. For a list of the funds whose advisers and sub-advisers currently pay such compensation, visit www.MassMutual.com/legal/compensation-arrangements or call our Service Center at the number shown on page 1 of this prospectus.
Compensation We Receive from Funds
We and certain of our affiliates also receive compensation from certain funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of the fund’s assets and may be as much as 0.25% of the average net assets of an underlying fund which are attributable to MassMutual’s variable contracts. An investment in a fund with a 12b-1 fee will increase the cost of your investment in the certificate.

Compensation and Fund Selection
When selecting the funds that will be available with MassMutual’s variable contracts we consider each fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the funds, their advisers, sub-advisers, or their distributors. The compensation that we receive may be significant and we may profit from this compensation. Additionally, we offer certain funds through the contract at least in part because they are managed by us or an affiliate.
The Fixed Account
We offer one fixed account, as an investment option.
Purchase payments allocated to the fixed account and transfers to the fixed account become part of our general account which supports insurance and annuity obligations. The general account has not been registered under the Securities Act of 1933 (1933 Act) nor is the general account registered under the 1940 Act because of exemptive and exclusionary provisions. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed account or the general account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. For more information about our general account see “Other Information – Our Ability to Make Payments Under the Contract.”
You may allocate purchase payments to the fixed account. You can also make transfers of your certificate value into the fixed account. You do not participate in the investment performance of the assets in the fixed account. Instead, we credit your certificate with interest at a specified rate that we declare in advance. We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your certificate. We reserve the right to change the guaranteed minimum interest rate for newly issued certificates, subject to applicable state law.
Certificate Value
Your certificate value is the sum of your value in the sub-accounts and the fixed account.
Your value in the separate account will vary depending on the investment performance of the funds you choose. In order to keep track of your certificate value in the separate account, we use a unit of measure called an accumulation unit. During the income phase of your certificate we call the unit an annuity unit if a variable annuity option is elected.
Accumulation Units
Every business day we determine the value of an accumulation unit for each of the sub-accounts. Changes in the accumulation unit value reflect the investment performance of the fund as well as deductions for insurance and other charges.
The value of an accumulation unit may go up or down from business day to business day. The SAI contains more information on the calculation of the accumulation unit value.
When you make a purchase payment, we credit your certificate with accumulation units. We determine the number of accumulation units to credit by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account. When you make a withdrawal, we deduct from your certificate accumulation units representing the withdrawal amount.
We calculate the value of an accumulation unit for each sub-account after the NYSE closes each business day. Any change in the accumulation unit value will be reflected in your certificate value.
Example:
On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the MML Equity sub-account. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the MML Equity sub-account is $13.90. We then divide $5,000 by $13.90 and credit your certificate on Monday night with 359.71 accumulation units for the MML Equity sub-account.

Business Days and Non-Business Days
Our business day closes when the NYSE business day closes. The NYSE business day usually closes at 4:00 p.m. Eastern Time. Our non-business days are those days when the NYSE is not open for trading.
Sending Requests in Good Order
From time to time you may want to submit a request for transfer among investment choices, a withdrawal, a change of beneficiary, or some other action. We can only act upon your request if we receive it in “good order.” Contact our Service Center to learn what information we require for your request to be in “good order.” Generally, your request must include the information and/or documentation we need to complete the action without using our own discretion to carry it out. Additionally, some actions may require that you submit your request on our form. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time. To help protect against unauthorized or fraudulent telephone instructions, we will use reasonable procedures to confirm that telephone instructions given to us are genuine. We may record all telephone instructions.
In addition to written requests, we may allow requests to our Service Center:
•
by fax at (866) 329-4272,

•
by e-mail at ANNfax@MassMutual.com,

•
by telephone at (800) 272-2216, or

•
by internet at www.MassMutual.com.

Fax, telephone, e-mail or internet transactions may not always be available. Fax, telephone and computer systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. We may make these additional methods available at our discretion. They may be suspended or discontinued at any time without notice. Not all transaction types can be requested by fax, telephone or the internet.
Transfers and Transfer Programs
General Overview
We have the right to terminate, suspend, or modify the transfer and transfer program provisions described in this prospectus.
You can transfer all or part of your certificate value. You can make transfers by written request, e-mail, telephone, fax, or by other means we authorize. You must clearly indicate the amount and investment choices from and to which you wish to transfer.
Your registered representative may provide us with instructions on your behalf involving fund transfers subject to our rules and requirements, including the restrictions on frequent trading and market timing activities.
Your transfer is effective on the business day we receive your request in good order at our Service Center. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. If we receive your transfer request in good order at our Service Center on a non-business day or after our business day closes, your transfer request will be effective on the next business day.

Transfers During the Accumulation Phase
You may transfer all or part of your assets in a fund or the fixed account. You can make a transfer to or from the fixed account and to or from any fund.
Currently, you can transfer certificate value during the accumulation phase without charge. However, we reserve the right to deduct a transfer fee of $20 per transfer or, if less, 2% of the amount transferred for each transfer allowed in a calendar year as provided by the certificate. We also reserve the right to limit the number of transfers that you can make as provided by the certificate.
The following rules apply to any transfer during the accumulation phase:
•
Currently, the minimum amount which you can transfer is:

◦
$100; or

◦
the entire value in a fund, if less.

We reserve the right to impose a minimum transfer requirement of $500. Currently, we do not require that a minimum amount remain in the fund after a transfer. However, we reserve the right to require that $500 remain in the fund after a transfer unless you transfer the entire fund value. We waive these requirements if the transfer is made in connection with the Automatic Rebalancing Program.
•
You must clearly indicate the amount and investment choices from and to which you wish to transfer.

•
If your certificate value in the fixed account is $500 or less at the time of your transfer, then you may transfer the entire amount out of the fixed account, less the amount of any outstanding certificate loan.

If your certificate value in the fixed account is more than $500, then during any certificate year we limit transfers out of the fixed account to 30% of your certificate value in the fixed account as of the end of the previous certificate year. However, if you transfer 30% of your certificate value in the fixed account for three consecutive certificate years, your transfer in the fourth consecutive certificate year may be for the entire amount in the fixed account, provided that you have not applied payments or transferred certificate value into the fixed account from the time the first annual transfer was made. For purposes of this restriction, your certificate value in the fixed account does not include the amount of any outstanding loan. You may not transfer certificate value out of the loaned portion of the fixed account. We measure a certificate year from the anniversary of the day we issued your certificate. Transfers out of the fixed account are done on a first-in, first-out basis. In other words, amounts attributed to the oldest purchase payments are transferred first; then amounts attributed to the next oldest purchase payment are transferred; and so on.
•
We consider the fixed account and a money market fund to be “competing accounts.” Transfers between competing accounts are not allowed. For a period of 90 days following a transfer out of a competing account, no transfers may be made into the other competing account. In addition, for a period of 90 days following a transfer into a competing account, no transfers may be made out of the other competing account.

Limits on Frequent Trading and Market Timing Activity
This certificate and its investment choices are not designed to serve as vehicles for what we have determined to be frequent trading or market timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a fund in the following ways:
•
by requiring the fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and

•
by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on fund performance that could impact all participants and beneficiaries under the certificate, including long-term participants who do not engage in these activities. Therefore, we discourage frequent trading and market timing trading activity and will not accommodate frequent transfers of certificate value among the funds. Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase this certificate.
We have adopted policies and procedures to help us identify those individuals or entities that we determine may be engaging in frequent trading and/or market timing trading activities. We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Our ability to detect frequent trading or market timing may be limited by operational or technological systems, as well as by our ability to predict strategies employed by participants (or those acting on their behalf) to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing of funds among the sub-accounts, there can be no assurance that we will be able to identify and curtail every instance of trading of those who trade frequently or those who employ a market timing strategy or those who act as intermediaries on behalf of such persons. Moreover, our ability to discourage and restrict frequent trading or market timing may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
In addition, some of the funds are available with variable products issued by other insurance companies. We do not know the effectiveness of the policies and procedures used by these other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the funds may reflect lower performance and higher expenses across all certificates as a result of undetected abusive trading practices.
If we, or the investment adviser to any of the funds available with this certificate, determine that a participant’s transfer patterns reflect frequent trading or employment of a market timing strategy, we will allow the participant to submit transfer requests by regular mail only. We will not accept other participant transfer requests if submitted by overnight mail, fax, the telephone, our website, or any other type of electronic medium. Additionally, we may reject any single trade that we determine to be abusive or harmful to the fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. Therefore, we reserve the right to reject, without prior notice, any fund transfer request if the investment in the fund is not accepted for any reason.
The funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the funds describe the funds’ frequent trading and market timing policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. We have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual participants, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific participants who violate the frequent trading or market timing policies established by the fund.
Participants and other persons with interests in the certificates should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the funds in their ability to apply their frequent trading or market timing policies and procedures. It may also require that we restrict or prohibit further purchases or transfers as requested by a fund on all certificates owned by a participant whose trading activity under one variable certificate has violated a fund’s frequent trading or market timing policy. If a fund believes that an omnibus order reflects one or more transfer requests from participants engaged in frequent trading or market timing activity, the fund may reject the entire omnibus order.
We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, no change will be made to your allocations per that request. We will then allow you to resubmit the rejected transfer by regular mail only.
Additionally, we may in the future take any of the following restrictive actions that are designed to prevent the employment of a frequent trading or market timing strategy:
•
not accept transfer instructions from a participant or other person authorized to conduct a transfer;

•
limit the number of transfer requests that can be made during a certificate year; and

•
require the value transferred into a fund to remain in that fund for a particular period of time before it can be transferred out of the fund.

We will apply any restrictive action we take uniformly to all participants we believe are employing a frequent trading or market timing strategy. These restrictive actions may not work to deter frequent trading or market timing activity.
We reserve the right to revise our procedures for detecting frequent trading and/or market timing at any time without prior notice if we determine it is necessary to do so in order to better detect frequent trading and/or market timing, to comply with state or federal regulatory requirements, or to impose different restrictions on frequent traders and/or market timers. If we modify our procedures, we will apply the new procedure uniformly to all participants.
Transfers During the Income Phase
You may make six transfers between the funds each calendar year. We do not currently deduct a transfer fee, however, we reserve the right to deduct a transfer fee of $20 per transfer or, if less, 2% of the amount transferred for each transfer allowed in a calendar year as per the certificate.

You cannot transfer from the general account to a fund, but you can transfer from one or more funds to the general account once a certificate year. The minimum amount which you can transfer is $500 or your entire interest in the fund, if less. After a transfer, the minimum amount which must remain in a fund is $500 unless you have transferred the entire value.
Transfer Programs
For detailed rules and restrictions pertaining to these programs and instructions for electing a program contact our Service Center.
Overview
We currently offer the following transfer programs:
•
Dollar Cost Averaging Program;

•
Automatic Rebalancing Program; and

•
Interest Sweep Option.

These programs are only available during the accumulation phase of your certificate.
You may only participate in one of these programs at any one time.
Transfers made through a transfer program are not subject to transfer fees and do not count towards any free transfers you may be permitted each year.
We do not charge you for participation in these programs, though we reserve the right to charge for the programs in the future.
Dollar Cost Averaging Program
This program allows you to systematically transfer a set amount from a selected fund to any of the other funds. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Dollar cost averaging does not assure a profit and does not protect you against loss in declining markets. Since dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the program through periods of fluctuating price levels.
Your Dollar Cost Averaging Program will terminate:
•
if you withdraw the total certificate value;

•
upon payment of the death benefit;

•
if the last transfer you selected has been made;

•
if there is insufficient certificate value in the source fund to make the transfer; or

•
if we receive from you, in good order, a written request or request over the telephone to terminate the program prior to the next scheduled transfer date.

Automatic Rebalancing Program
Over time, the performance of each fund may cause your allocation to shift from your original allocation. You can direct us to automatically rebalance your certificate value allocated to the funds in order to return to your original percentage allocations by selecting our Automatic Rebalancing Program. Certificate value allocated to the fixed account cannot participate in the Automatic Rebalancing Program.
This program will terminate:
•
if you withdraw the total certificate value;

•
upon payment of the death benefit;

•
if we receive from you, in good order, a written request or a request over the telephone to terminate the program; or

•
if we receive any unscheduled transfer request.

Interest Sweep Option
Under this program, we will automatically transfer earnings from your certificate value in the fixed account to any one fund or combination of funds that you select. By allocating these earnings to the funds, you can pursue further growth in the value of your certificate through more aggressive investments. However, the Interest Sweep Option does not assure profit and does not protect against loss in declining markets.
This program will terminate:
•
if, as the result of a withdrawal, you no longer have certificate value in the non-loaned portion of the fixed account;

•
if, at time of transfer, no interest is available for transfer (for example, if the interest earned is required to cover certificate related charges or has been part of a partial withdrawal);

•
upon payment of the death benefit; or

•
if we receive from you, in good order, a written request or a request over the telephone to terminate the program prior to the next scheduled transfer date.

Withdrawals
Your ability to take a withdrawal may be restricted by certain provisions of the Internal Revenue Code. Furthermore, if your certificate is issued under a qualified plan, your ability to take a withdrawal may be restricted by your plan documents. Income taxes, tax penalties, a contingent deferred sales charge and certain restrictions may apply to any withdrawal you make.
During the accumulation phase you may make either partial or total withdrawals of your certificate value.
When a partial withdrawal is made from a certificate, we reflect the withdrawal as a reduction to the value of the certificate’s death benefit. We describe this reduction in the “Death Benefit” section. If we reflect the reduction as a percentage of certificate value withdrawn, the benefit may be reduced by more than the actual dollar amount of the withdrawal. The reduction will be greater when the value of your certificate investment choices is lower due to market performance or other variables. If you withdraw your full certificate value, the certificate terminates and does not provide a death benefit.
We will take any partial withdrawal proportionally from your certificate value in the funds and the non-loaned portion of the fixed account. When making a partial withdrawal, you must withdraw at least $100 or the entire value in a fund or the non-loaned portion of the fixed account, if less. We require that after you make a partial withdrawal you keep at least $600 in your certificate unless your withdrawal is a minimum required distribution. We have reserved the right to treat a request for a partial withdrawal that would result in certificate value of less than $600 as a request for a total withdrawal of certificate value. Partial withdrawals may be subject to a contingent deferred sales charge.
When you make a total withdrawal you will receive the value of your certificate:
•
less any contingent deferred sales charge, if applicable;

•
less any applicable premium tax;

•
less the amount attributable to any outstanding loan, if any, and

•
less any purchase payments we credited to your certificate that have not cleared the bank, until they clear the bank.

Requests in Writing
To request a withdrawal in writing, submit in good order to our Service Center, our partial surrender or full surrender form. If your withdrawal involves an exchange or transfer of assets to another financial institution, we also require a “letter of acceptance” from the financial institution.
Requests by Other Means
You may request certain partial and full withdrawals by other means we authorize such as e-mail, telephone, or fax. Contact our Service Center for details.

Withdrawal Effective Date
For written requests, your withdrawal is effective on the business day we receive, in good order, at our Service Center:
•
our partial surrender or full surrender form; and

•
if applicable, a “letter of acceptance.”

If we receive this item(s) at our Service Center on a non-business day or after our business day closes, your withdrawal request will be effective on the next business day. For e-mail, telephone or fax requests, your withdrawal is effective on the business day we receive your request in good order, provided it is received prior to the close of business. For requests received after the close of the business day, your withdrawal will be effective on the next business day.
Delivery of Withdrawal Amount
We will pay any withdrawal amount within seven days of the withdrawal effective date, unless we are required to suspend or postpone withdrawal payments. See “Other Information – Suspension of Payments or Transfers.”
Systematic Withdrawal Program
For detailed rules and restrictions pertaining to this program and instructions for electing the program contact our Service Center.
The Systematic Withdrawal Program (SWP) allows you to set up automatic periodic withdrawals from your certificate value. We do not charge you for participation in the SWP, but we reserve the right to charge in the future. We will take any withdrawal under this program proportionally from your certificate value in your selected investment choices.
Your SWP will end:
•
if you withdraw your total certificate value;

•
if the next systematic withdrawal will lower your certificate value below the minimum certificate value we allow following a partial withdrawal, unless your withdrawal is a minimum required distribution;

•
if we receive, in good order, a notification of the participant’s death;

•
if we receive, in good order, a notification of the annuitant’s death if the participant is a non-natural person;

•
if we process the last withdrawal you selected;

•
if your value in a selected fund or the fixed account is insufficient to complete the withdrawal;

•
if you begin receiving annuity payments; or

•
if we receive from you, in good order, a written request or a request over the telephone to terminate the program any time before or on the next withdrawal date. If your certificate is a Beneficiary IRA, your SWP cannot be terminated.

Right to Take Loans
In some states, if your certificate is a tax-sheltered annuity, you may be able to take a loan under your certificate. All such loans must conform to the requirements of the Internal Revenue Code and your specific plan. You must request a loan by mailing or faxing all required forms in good order to our Service Center. Loan proceeds generally are mailed within ten business days of the loan being approved.
You are required to repay your loan according to the loan repayment schedule you elect when you request a loan. Loan repayments (including interest due) must be sent to our Service Center and are credited as of the business day received. Loan repayments are due quarterly; however, you may make additional repayments. The first repayment will be due three months after the loan was issued. Any repayment will be applied first to the interest accrued to the date your repayment is received, and then to the loan principal. Loan repayments made in addition to regularly scheduled quarterly repayments will be applied to loan principal only and will not change the due dates or amounts of subsequent quarterly payments, but will shorten the term of the loan.
If you request a loan, we will deduct your requested loan amount from your investment choice(s) in proportion to the non-loaned value of each on the date of your loan request. As long as your loan is outstanding, a portion of your certificate value equal to the loan amount is held in the loaned portion of the fixed account. On each certificate anniversary while a loan is outstanding, an amount of certificate value equal to any due and unpaid loan interest is also transferred to the loaned portion of the fixed account. Upon each loan repayment, we will transfer value equal to the repayment amount from the loaned portion of the fixed account to your investment choice(s) based upon your current purchase payment allocation.

We charge interest daily on any outstanding loan at an effective annual interest rate. Interest is due and payable quarterly (based on the date the loan was taken). We also credit interest on the loan amount held in the loaned portion of the fixed account. The difference between the rate of interest we charge on the loan amount and the rate we credit on the loan amount is the net cost of the loan, which will not exceed 4%.
If a required loan repayment is not paid in full within 90 days after its due date, the total existing loan balance will be determined to be in default. If you default, the outstanding debt will be considered a taxable distribution and we will do appropriate tax reporting. We will withdraw sufficient certificate value to repay the debt to the extent such withdrawals are not restricted under the Internal Revenue Code. If we cannot make such withdrawals because they are restricted under the Internal Revenue Code, the loan will remain outstanding and continue to accrue interest until it is satisfied.
If you own a certificate with an outstanding loan and are taking an eligible distribution of your entire certificate value, we will deduct any outstanding certificate debt from the amount you withdraw. If you make a partial withdrawal, the certificate value remaining after the withdrawal must not be less than:
•
the amount of any loan outstanding; plus

•
interest on the loan for 12 months based on the loan interest rate then in effect; plus

•
any contingent deferred sales charge that would apply to such an amount otherwise withdrawn.

Amounts held in the fixed account equal to the amount of any outstanding loan are not available for withdrawal or transfer. If you do not repay the loan, we will deduct the loan amount from your withdrawal or death benefit.
You may not begin receiving annuity payments if you have an outstanding loan balance.
The maximum number of loans we permit you to take at any one time is three. However, you may not take more than two loans in any calendar year.
Currently, we do not deduct a charge from your certificate if you take a loan under your certificate. However, we reserve the right to deduct a charge not to exceed $35 from your certificate value as a loan origination fee should it become necessary for us to seek reimbursement for expenses related to the administration of certificate loans.
A loan, whether or not repaid, may have a permanent effect on the death benefit and certificate value because the investment results of the funds and current interest rates credited to the non-loaned portion of the fixed account do not apply to amounts held in the loaned portion of the fixed account. Depending on the investment results of the funds or credited interest rates for the non-loaned portion of the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.
Expenses
This section describes the charges and deductions we make under the certificate to compensate us for the services and benefits we provide, costs and expenses we incur and risks we assume. We may profit from the charges deducted and we may use any such profits for any purpose, including payment of distribution expenses. These charges and deductions reduce the return on your investment in the certificate. These charges and expenses are:
Insurance Charges
Each business day we deduct our insurance charges from the assets of the separate account. We do this as part of our calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:
•
the mortality and expense risk charge; and

•
the administrative charge.

Mortality and Expense Risk Charge
This charge is equal, on an annual basis, to 1.03% of the daily value of the assets invested in each fund, after fund expenses are deducted. This charge is for:
•
the mortality risk associated with the insurance benefits provided, including our obligation to make annuity payments after the annuity date regardless of how long all annuitants live, the death benefits, and the guarantee of rates used to determine your annuity payments during the income phase; and

•
the expense risk that the current charges will be insufficient to cover the actual cost of administering the certificate.

We may increase this charge at any time while you own the certificate, but the charge will never exceed 1.25%.
If the current mortality and expense risk charge is not sufficient to cover the mortality and expense risk, we will bear the loss. If this is the case, we may raise the mortality and expense risk charge in order to restore profitability. In no case will we raise the charge above the guaranteed amount. If the amount of the charge is more than sufficient to cover the mortality and expense risk, we will make a profit on the charge. We may use this profit for any purpose, including the payment of marketing and distribution expenses for the certificate.
Administrative Charge
This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund, after fund expenses are deducted. We assess this charge to reimburse us for all the expenses associated with the administration of the certificate and the separate account. Some of these expenses are: preparation of the certificate, confirmations, annual reports and statements, maintenance of certificate records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. We may increase this charge at any time while you own the certificate, but the charge will never exceed 0.25%.
Annual Certificate Maintenance Charge
Currently, we do not deduct an annual certificate maintenance charge from your certificate. However, we reserve the right to deduct an amount not to exceed $60 from your certificate at the end of each certificate year as an annual maintenance certificate charge should it become necessary for us to seek reimbursement for expenses relating to the issuance and maintenance of the certificate.
Contingent Deferred Sales Charge
We do not deduct a sales charge when we receive a purchase payment. However, we may assess a contingent deferred sales charge on any amount you withdraw that exceeds the free withdrawal amount. Additionally, we may assess a contingent deferred sales charge on amounts applied to Annuity Option E or F. We use this charge to cover certain expenses relating to the sale of the certificate.
If we assess a contingent deferred sales charge, we will deduct it from the amount that you withdraw or apply to Annuity Option E or F.
The amount of the charge depends on:
•
the amount you withdraw or apply to Annuity Option E or F; and

•
the length of time between when we issued your certificate and when you make a withdrawal or apply your certificate value to Annuity Option E or F.

The contingent deferred sales charge is assessed as follows:
Certificate Year of Withdrawal or Annuity Date(1)	Charge
1st Year	8%
2nd Year	8%
3rd Year	7%
4th Year	6%
5th Year	5%
6th Year	4%
7th Year	3%
8th Year	2%
9th Year	1%
10th Year and thereafter	0%

(1)
See Annuity Options E and F in “The Income Phase – Annuity Options.”

In addition to the free withdrawals described later in this section, we will not impose a contingent deferred sales charge under the following circumstances.
•
Upon payment of the death benefit.

•
On amounts withdrawn as required minimum distributions (RMDs), to the extent they exceed the free withdrawal amount. In order to qualify for this exception, you must be participating in a systematic withdrawal program established for the payment of RMDs, under which the annual RMD is calculated by us, based solely on the fair market value of the certificate (RMD program). If you choose to take withdrawals to satisfy your RMD for the certificate outside of our RMD program, or if you choose to take withdrawals from the certificate to satisfy your RMD(s) for other qualified assets, contingent deferred sales charge may apply.

•
Upon application of the certificate value to any Single Life or Joint and Survivor Life Annuity Option, or to a Period Certain Annuity under Annuity Option E of at least ten years.

•
If you redeem excess contributions from a plan qualifying for special income tax treatment. These types of plans are referred to as qualified plans, including individual retirement annuities (IRAs). We look to the IRC for the definition and description of excess contributions.

•
When the certificate is exchanged for another variable annuity contract issued by us or one of our affiliated insurance companies, of the type and class which we determine is eligible for such an exchange. A contingent deferred sales charge may apply to the contract received in the exchange. A reduced contingent deferred sales charge schedule may apply under the certificate if another variable annuity contract issued by us or one of our affiliated insurance companies is exchanged for the certificate. Exchange programs may not be available in all states. We have the right to modify, suspend or terminate any exchange program any time without prior notification. If you want more information about our current exchange programs, contact your registered representative or us at our Service Center.

•
If you apply your entire certificate value to purchase a single premium immediate life annuity or a fixed deferred annuity issued by us or one of our affiliates.

•
On any withdrawals made or amounts applied to an annuity option when you reach the latest permitted annuity date for your certificate.

Free Withdrawals
In your first certificate year, you may withdraw, without incurring a contingent deferred sales charge, up to 10% of your certificate value as of the beginning of the certificate year reduced by any free withdrawal amount previously taken during the certificate year. Beginning in your second certificate year, you may withdraw up to 10% of your certificate value as of the end of the previous certificate year reduced by any free withdrawal amount previously taken during the certificate year. You may take the 10% in multiple withdrawals each certificate year.
Premium Taxes
Some states and other governmental entities charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from your certificate value for them, or we may adjust the annuity rates for premium tax assessed. Some of these taxes are due when your certificate is issued, others are due when annuity payments begin. Currently we do not charge you for these taxes until you begin receiving annuity payments or you make a total withdrawal. We may discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.
Transfer Fee
Currently, you can make an unlimited number of transfers every calendar year during the accumulation phase without charge. During the income phase, we allow six transfers and they currently are not subject to a transfer fee. However, we reserve the right to deduct a transfer fee of $20 per transfer or, if less, 2% of the amount transferred for each transfer allowed in a calendar year as provided by the certificate.
Income Taxes
We will deduct from the certificate any income taxes which we incur because of the operation of the separate account. At the present time, we are not making any such deductions. We will deduct any withholding taxes required by law.
Fund Expenses
The separate account purchases shares of the funds at net asset value. The net asset value of each fund reflects expenses already deducted from the assets of the fund. Such expenses include investment management fees and other expenses and may include acquired fund fees and expenses. For some funds, expenses may also include 12b-1 fees to cover distribution and/or certain service expenses. When you elect a fund as an investment choice, that fund’s expenses will increase the cost of your investment in the certificate. Please see each fund’s prospectus for more information regarding these expenses.
The Income Phase
Overview
If you want to receive regular income from your annuity, you can elect to apply your certificate value so that you can receive fixed and/or variable annuity payments under one of the annuity options described in this section. We may base annuity payments on the age and sex of the annuitant(s) under all options except Annuity Option E. We may require proof of age and sex before annuity payments begin.
If your certificate value is less than $2,000 on the annuity date, we reserve the right to pay you a lump sum rather than a series of annuity payments. If any annuity payment is less than $100, we reserve the right to change the payment basis to equivalent less frequent payments.
Annuity Payment Start Date
You can choose the day, month and year in which annuity payments begin. This date must be the 1st through 28th day of the month. We call that date the annuity date. According to your certificate, your annuity date cannot be earlier than five years after you buy the certificate. However, we currently allow you to select an annuity date that is at least 13 months after you purchase your certificate. You may choose your annuity date when you purchase your certificate. After you purchase your certificate you can request an earlier annuity date by notifying us in writing at least 30 days before the annuity date. You can request that we delay your annuity date by notifying us in writing or by telephone any time before or on the annuity date.
Annuity payments must begin by the earlier of:
•
the 90th birthday of the annuitant; or

•
the latest date permitted under state law.

Upon written request we will defer the annuity date up to the 100th birthday.
Electing an Annuity Option
On the annuity date, we must have written instructions in good order at our Service Center regarding your annuity option choice including whether you want fixed and/or variable payments.

If on the annuity date we do not have your instructions, we will assume you elected Option B with ten years of payments guaranteed. We will use certificate value in the funds to provide a variable portion of each annuity payment and certificate value in the fixed account, if any, to provide a fixed portion of each annuity payment. If your certificate is a qualified certificate, we may default you to a different annuity option in order to comply with requirements applicable to qualified plans.
Required Minimum Distributions for Tax-Qualified Certificates
In order to avoid adverse tax consequences, you should begin to take distributions from your certificate no later than the beginning date required by the IRC. These distributions can be withdrawals or annuity payments. The distributions should be at least equal to the minimum amount required by the IRC or paid through an annuity option that complies with the required minimum distribution rules of IRC Section 401(a)(9). If your certificate is an individual retirement annuity, the required beginning date is no later than April 1 of the calendar year: (1) after you reach age 72, if you were born after June 30, 1949 or (2) after you reach age 70½, if you were born before July 1, 1949. For qualified plans and tax-sheltered annuities, if you are still working for the sponsor when you reach the specified required minimum distribution age, you may defer distributions until the year in which you retire. The option of deferring to retirement is not available if you are a 5% or greater owner of the employer sponsoring your qualified plan.
Fixed Annuity Payments
If you choose fixed payments, the payment amount will not vary. The payment amount will depend upon the following:
•
the value of your certificate on the annuity date;

•
the annuity option you elect;

•
the age and sex of the annuitant or joint annuitants, if applicable;

•
the minimum guaranteed payout rates associated with your certificate;

•
the deduction of a contingent deferred sales charge (may be deducted under Annuity Options E and F only); and

•
the deduction of premium taxes, if applicable.

If the single premium immediate annuity rates offered by MassMutual on the annuity date are more favorable than the minimum guaranteed rates listed in your certificate, those rates will be used.
Variable Annuity Payments
If you choose variable payments, the payment amount will vary with the investment performance of the funds you elect. The first payment amount will depend on the following:
•
the value of your certificate on the annuity date;

•
the annuity option you elect;

•
the age and sex of the annuitant or joint annuitants, if applicable;

•
the minimum guaranteed payout rates associated with your certificate;

•
an assumed investment rate (AIR) of 4% per year;

•
the deduction of a contingent deferred sales charge (may be deducted under Annuity Options E and F only); and

•
the deduction of premium taxes, if applicable.

Future variable payments will depend on the performance of the funds you elected. If the actual performance on an annualized basis exceeds the 4% assumed investment rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual rate is less than 4% annualized plus the amount of the deductions, your annuity payments will decrease.
Annuity Unit Values
In order to keep track of the value of your variable annuity payment, we use a unit of measure called an annuity unit. The value of your annuity units will fluctuate to reflect the investment performance of the funds you elected. We calculate the number of your annuity units at the beginning of the income phase. During the income phase, the number of annuity units will not change unless you make a transfer; make a withdrawal as permitted under certain annuity options; or you elect an annuity option with reduced payments to the survivor and those payments to the survivor commence. The SAI contains more information on how annuity payments and annuity unit values are calculated.

Annuity Options
The available annuity options are listed in this section in the Annuity Options table. We may consent to other plans of payment in addition to those listed. After annuity payments begin, you cannot change the annuity option, the frequency of annuity payments, or make withdrawals, except as described under Annuity Options E and F.
Limitations on Annuity Options
If you purchased the certificate as a tax-qualified certificate, the required minimum distribution rules that apply to annuitized certificates during your lifetime may impose restrictions on which annuity option you may elect. In addition, in order to ensure that the certificate will comply with the required minimum distribution requirements that apply upon your death, you may not elect a joint and survivor annuity option with a non-spouse Joint Annuitant who is more than 10 years younger than you. Furthermore, if your certificate is issued under an ERISA plan, and you are married when your certificate enters the income phase, your ability to elect certain annuity options may be limited and/or require spousal consent.
Annuity Options
We may consent to other plans of payment in addition to those listed, including a Joint and Last Survivor Annuity with Period Certain. For qualified contracts, if, upon the death of the owner (annuitant if the contract is held as a Custodial IRA), there are annuity payments remaining, we may shorten the remaining payment period in order to ensure that payments do not continue beyond the 10 year post-death distribution period provided under IRC section 401(a)(9), or beyond the beneficiary’s life or life expectancy for certain classes of beneficiaries, such as a spouse or an individual who is not more than 10 years younger than the decedent. In such a case, the adjusted payment stream will be calculated by first calculating the commuted value of the remaining payments, and then calculating an actuarially equivalent payment stream over the revised period, using the same rate used in the commutation calculation.
Lifetime Contingent Options (variable and/or fixed payments)
	Annuity Option A Life Income	Annuity Option B Life Income with Period Certain	Annuity Option C Joint and Last Survivor Annuity	Annuity Option D Joint and 2∕3 Survivor Annuity
Number of Annuitants	One	One	Two	Two
Length of Payment Period	For as long as the annuitant lives.	For a guaranteed period of either 5, 10 or 20 years or as long as the annuitant lives, whichever is longer.	For as long as either annuitant lives.	For as long as either annuitant lives.
Annuity Payments After Death	None. All payments end upon the annuitant’s death.	When the annuitant dies, if there are remaining guaranteed payments, the beneficiary may elect to continue receiving remaining guaranteed payments or the beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed annuity payments.	100% of the payment will continue during the lifetime of the surviving annuitant. No payments will continue after the death of both annuitants.	Payments will continue during the lifetime of the surviving annuitant and will be computed on the basis of two-thirds of the annuity payment (or units) in effect during the joint lifetime. No payments will continue after the death of both annuitants.

Non-Lifetime Contingent Options (variable and/or fixed payments)
	Annuity Option E Period Certain Annuity	Annuity Option F Special Income Settlement Agreement
Number of Annuitants	One	Determined in accordance with terms agreed upon in writing by both you and us.
Length of Payment Period	For a specified period no less than five years and no greater than 30 years.	Determined in accordance with terms agreed upon in writing by both you and us.
Withdrawal Option/Switch Annuity Option	If, after you begin receiving payments, you would like to receive all or part of the commuted value of the remaining guaranteed payments under this annuity option at any time, you may elect to receive it in a lump sum or have it applied to another annuity option. If you so elect, your future payments will be adjusted accordingly.	If we agree to pay you a variable annuity payment for a specified period of time under this annuity option, and after you begin receiving payments, you would like to receive all or part of the commuted value of the remaining guaranteed payments under this annuity option at any time, you may elect to receive it in a lump sum or have it applied to another annuity option. If you so elect, your future payments will be adjusted accordingly.
Contingent Deferred Sales Charge	In most states, we will deduct a contingent deferred sales charge if you apply your contract value to Annuity Options E and F and the period certain is less than 10 years. If it is permitted in your state, but we do not deduct a contingent deferred sales charge at that time, we will deduct a contingent deferred sales charge if you subsequently request a commuted lump sum payment to yourself or a commuted value to apply to another annuity option.
Annuity Payments After Death	When the annuitant dies, if there are remaining guaranteed payments, the beneficiary may elect to continue receiving remaining guaranteed payments or the beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed annuity payments. We will not deduct a contingent deferred sales charge.
Death Benefit
Death of Participant During the Accumulation Phase.
If you die during the accumulation phase, we will pay a death benefit to your primary beneficiary. We will treat any other beneficiary designation on record at the time of death as a contingent beneficiary.
Your beneficiary may request that the death benefit be paid under one of the death benefit options.
Death Benefit Amount During the Accumulation Phase
The death benefit paid will be the amount calculated (and adjusted for any applicable charges) as of the business day we receive proof of death and election of the payment method in good order at our Service Center. From the time the death benefit is determined until complete distribution is made, any amount in a sub-account will be subject to investment risk. As a result, the death benefit amount may increase or decrease over time. The risk is borne by the beneficiary(ies). Before the date you (or the annuitant, if the participant is a non-natural person) reach age 80, the death benefit during the accumulation phase will be the greater of:
•
your certificate value, less the amount attributable to any outstanding loan; or

•
your purchase payments, adjusted for any withdrawals, less the amount attributable to any outstanding loan, and less any applicable charges.

For certificates issued before May 17, 2004 the words “adjusted for any withdrawals” are replaced with the words “less any withdrawals.” See “Death Benefit – Adjusted for Any Withdrawals or Less Any Withdrawals.”

After you (or the annuitant, if the participant is a non-natural person) reach age 80, the death benefit during the accumulation phase is your certificate value, less the amount attributable to any outstanding loan, as of the business day we receive, in good order, proof of death at our Service Center and election by the beneficiary to receive the death benefit payment under one of the death benefit options provided by the certificate.
References to Age
Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”
Adjusted for Any Withdrawals or Less Any Withdrawals
In this prospectus we describe the formulas we use to determine death benefit amounts. In some formulas we use the language “adjusted for any withdrawals” and in other formulas we use the language “less any withdrawals.” These phrases have different meanings.
Adjusted for Any Withdrawals
If you take a withdrawal, we adjust your death benefit by using the percentage of certificate value withdrawn to lower the death benefit by the same percentage. We use the phrase “adjusted for any withdrawals” to describe this treatment of withdrawals within our formulas. Because this adjustment uses the percent of certificate value withdrawn, the death benefit may be reduced by more than the actual dollar amount of the withdrawal. The reduction will be greater when the value of your certificate investment choices is lower due to market performance or other variables.
Less Any Withdrawals
If you take a withdrawal, we lower your death benefit by subtracting the dollar amount of the withdrawal. We use the phrase “less any withdrawals” to describe this treatment of withdrawals within our formulas.
Death Benefit Options During the Accumulation Phase
The availability of certain death benefit options may be limited in order to comply with the required minimum distribution rules.
A beneficiary must elect to receive the death benefit under one of the following options, in the event you die during the accumulation phase.
•
Option 1 – lump sum payment of the death benefit by the end of the calendar year that contains the tenth anniversary of your death; or

•
Option 2 – if the beneficiary is your surviving spouse or is not more than ten years younger than you, payment of the death benefit under an annuity option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning by the end of the calendar year following the year of your death.

Options for a Spouse Who is the Sole Primary Beneficiary
In addition to options 1 and 2 above, a spouse who is the sole primary beneficiary has the following options, based on certificate type:
Tax-Sheltered Annuity
If your certificate is a tax-sheltered annuity and your spouse is the sole primary beneficiary, then the surviving spouse may elect to roll-over a lump sum payment of the death benefit into an eligible retirement plan. If the participant had not yet begun taking RMDs at the time of death, the spouse may be able to defer the timing of any required distributions under the certificate. You should consult your own tax adviser about your own circumstances.
Individual Retirement Annuity
If your certificate is an individual retirement annuity and your spouse is the sole primary beneficiary, then the surviving spouse may elect:
•
to roll-over the death benefit to an eligible retirement plan; or

•
to continue the certificate as an IRA in his or her own name at the death benefit amount payable and exercise all of the participant’s rights under the certificate.

If at the time the participant purchased the certificate the surviving spouse was over the maximum certificate issue age, then the certificate cannot be continued. An election to continue the certificate can only be made once while the certificate is in effect.
These options are not available to a domestic partner or civil union partner. See “Taxes – Civil Unions and Domestic Partnerships” if you are in a domestic partnership or civil union.
Lump Sum Payment
If a lump sum payment is requested, we will pay the amount within seven calendar days after we receive proof of death and election of the payment method in good order at our Service Center, unless we are required to suspend or delay payment.
Beneficiary IRA  Election
Beneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the beneficiary over that beneficiary’s life expectancy in order to meet the required minimum distribution (RMD) rules. Upon the contract owner’s death under an IRA or other qualified contract, an “eligible designated beneficiary(ies)” may generally establish a Beneficiary IRA by either purchasing a new annuity contract or, in some circumstances, by electing the Beneficiary IRA payout option under the current contract. Until withdrawn, amounts in a Beneficiary IRA continue to be tax-deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the RMD rules, are subject to tax.
If the contract owner died on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), an individual designated beneficiary, and certain trusts as beneficiary, are treated as eligible designated beneficiaries, and can elect to take distributions over their life expectancy (life expectancy of the oldest trust beneficiary).
However, if the contract owner dies on or after January 1, 2020 (on or after January 1, 2022 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), only certain designated beneficiaries are treated as eligible designated beneficiaries, and we will only offer the Beneficiary IRA payout option to a designated beneficiary who either (1) is the surviving spouse of the deceased qualified plan participant or IRA owner or, (2) is not more than ten years younger than the deceased qualified plan participant or IRA owner. In the future, we may allow additional classes of eligible designated beneficiaries to elect the Beneficiary IRA payout option.
Eligibility Requirements/Restrictions:
If a beneficiary(ies) elects to establish a Beneficiary IRA after the death of the contract owner, the following rules apply:
•
Any withdrawals under a new Beneficiary IRA contract in excess of the RMD may be subject to a contingent deferred sales charge as indicated by the terms of the contract purchased.

•
For existing annuity contracts with single beneficiaries issued by us or one of our affiliates, the beneficiary will have the option of electing a Beneficiary IRA payout option under the current contract or establishing a Beneficiary IRA by purchasing a new annuity contract issued by us or one of our affiliates. Should the beneficiary decide to elect the Beneficiary IRA payout option under the current contract, any withdrawals in excess of the RMD will not be subject to a contingent deferred sales charge.

•
For existing annuity contracts with multiple beneficiaries issued by us or one of our affiliates, a beneficiary wishing to establish a Beneficiary IRA funded by an annuity contract issued by us or one of our affiliates must purchase a new annuity contract.

•
The source of funds to be invested must be from a traditional IRA, SEP IRA, SIMPLE IRA, Beneficiary IRA, TSA, 401(a) or a Qualified Employee Plan (includes Pension Plan, Money Purchase Pension Plan, Profit Sharing Plan, Keogh (HR10), Target Benefit Plan).

•
Joint ownership of a Beneficiary IRA is not allowed.

•
The annuity contract will be titled in the beneficiary’s name as beneficiary for the deceased contract owner. The beneficiary must be the annuitant and the annuitant cannot be changed.

•
For non-spousal Beneficiary IRAs, RMDs must begin by December 31st of the year following the year of the date of the contract owner’s death. For spousal Beneficiary IRAs, RMDs may be deferred until the year for which the original owner would have been required to begin RMDs. The RMD amount will generally be calculated based on the beneficiary’s life expectancy and will be withdrawn on a proportional basis from all investment accounts in which funds are invested. If the original contract owner died on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), after RMDs were required to begin, and was younger than the beneficiary, the RMD amount may be calculated based on the original contract owner’s life expectancy in the year of his or her death. If there is a Beneficiary IRA previously established with another carrier and an RMD is required in the current calendar year, we will process the RMD. If however, an RMD is not required in the current calendar year, an RMD will not be processed until the year it is required.

•
The contract value at time of issue will be equal to either the death benefit that would have been payable to the beneficiary if a lump sum distribution had been elected, or the contract value of an existing Beneficiary IRA that is being transferred to a new MassMutual annuity.

•
Additional contributions cannot be applied to the Beneficiary IRA.

•
Upon the death of the annuitant of the Beneficiary IRA, a death benefit, under the terms of the contract, will be paid to the succeeding beneficiary in a lump sum or over the annuitant’s remaining life expectancy as determined by the applicable IRS table, but in no case may payments extend beyond the end of the calendar year that contains the tenth anniversary of the annuitant’s death.

•
If the original owner died before January 1, 2020 (before January 1, 2022 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement) and the beneficiary is a trust, a Beneficiary IRA may only be established if the trust qualifies as a “see-through” trust. For see-through trusts, required minimum distributions must be calculated based upon the life expectancy of the oldest trust beneficiary and the oldest trust beneficiary must be the annuitant. In order to be a see-through trust, the trust must be valid under state law and be irrevocable, and all beneficiaries, current and future, must be identifiable from the trust instrument. If any beneficiary of the trust is not an individual, the trust is not a see-through trust and cannot establish a Beneficiary IRA. If the original owner died after December 31, 2019 (after December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), we will not offer a Beneficiary IRA to a trust.

•
Additional rules may apply. Please consult your registered representative for further information.

•
We have the right to modify, suspend or terminate the Beneficiary IRA program at any time without prior notification.

•
A Beneficiary IRA may only be established by the beneficiary of the IRA owner/qualified plan participant whose death triggered the RMD requirements of IRC Section 401(a)(9). A Beneficiary IRA may not be established as a “second generation” Beneficiary IRA by a successor beneficiary.

Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Beneficiary IRA.
Death of Participant During the Income Phase
If you die during the income phase, the primary beneficiary becomes the participant. Additionally, we will pay the remaining payments under the annuity option elected at least as rapidly as under the method of distribution in effect at the time of your death. The beneficiary(ies) may be required to receive an adjusted payment stream in order to comply with required minimum distribution rules that apply upon the owner/annuitant’s death. If the beneficiary is not an “eligible designated beneficiary” as defined by IRC Section 401(a)(9), annuity payments may only continue through the end of the calendar year that contains the tenth anniversary of the owner/annuitant’s death, even if a longer annuity payment option was elected, including a Joint and Last Survivor annuity option where the joint annuitant is still living.
Death of Annuitant During the Accumulation Phase or the Income Phase
If the participant is a non-natural entity, and the annuitant dies, we will treat the death of the annuitant as the death of the participant. If the annuitant dies during the income phase, we will pay the remaining payments under the annuity option elected at least as rapidly as under the method of distribution in effect at the time of the annuitant’s death. The beneficiary(ies) may be required to receive an adjusted payment stream in order to comply with required minimum distribution rules that apply upon the participant/annuitant’s death. If the beneficiary is not an “eligible designated beneficiary” as defined by IRC Section 401(a)(9), annuity payments may only continue through the end of the calendar year that contains the tenth anniversary of the participant/annuitant’s death, even if a longer annuity payment option was elected, including a Joint and Last Survivor annuity option where the joint annuitant is still living.

Taxes
This prospectus describes your certificate, which is a contract between you, the participant, and MassMutual. In this tax discussion, we use the word “contract” to mean “certificate” and “owner” to mean “participant.”
The information in this prospectus is general and is not an exhaustive discussion of all tax questions that might arise under the contract. The information is not written or intended as tax or legal advice. You should consult a tax adviser about your own circumstances. In addition, we do not profess to know the likelihood that current federal income tax laws and Treasury Regulations or the current interpretations of the Internal Revenue Code, Regulations, and other guidance will continue. We cannot make any guarantee regarding the future tax treatment of any contract. We reserve the right to make changes in the contract to assure that it continues to qualify as an annuity for tax purposes.
No attempt is made in this prospectus to consider any applicable state or other tax laws.
Taxation of the Company
MassMutual is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (IRC). For federal income tax purposes, the separate account is not a separate entity from MassMutual, and its operations form a part of MassMutual.
Investment income and any realized gains on separate account assets generally are reflected in the certificate value, although treated as accruing to the Company and not to you. As a result, no taxes are due currently on interest, dividends and short or long-term gains earned by the separate account with respect to your certificate. The Company may be entitled to certain tax benefits related to the investment of Company assets, including assets of the separate account. These tax benefits, which may include foreign tax credits and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
Annuities in General
Annuity contracts are a means of both setting aside money for future needs — usually retirement — and for providing a mechanism to administer the payout of those funds. Congress recognized how important providing for retirement was and created special rules in the IRC for annuities. Simply stated, these rules provide that you will generally not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral.
Diversification
IRC Section 817(h) imposes certain diversification standards on the underlying assets of variable annuity contracts. The IRC provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. Disqualification of the contract as an annuity contract would result in a loss of tax deferral, meaning the imposition of federal income tax to the owner with respect to earnings under the contract prior to the receipt of payments under the contract. We intend that all investment portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.
Investor Control of Assets
For variable annuity contracts, tax deferral also depends on the insurance company, and not you, having control of the assets held in the separate accounts. You can transfer among the sub-accounts but cannot direct the investments each underlying fund makes. If you have too much investor control of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn. The IRS has provided some guidance on investor control by issuing Revenue Rulings 2003-91 and 2003-92, but some issues remain unclear. One unanswered question is whether an owner will be deemed to own the assets in the contract if a variable contract offers too large a choice of funds in which to invest, and if so, what that number might be. We do not know if the IRS will issue any further guidance on this question. We do not know if any guidance would have a retroactive effect. Consequently, we reserve the right to modify the contract, as necessary, so that you will not be treated as having investor control of the assets held under the separate account.

Qualified Contracts
Your contract is referred to as a qualified contract if it is purchased under a qualified retirement plan (qualified plan) such as an Individual Retirement Annuity (IRA), Roth IRA, tax-sheltered annuity plan (TSA or TSA plan), corporate pension and profit-sharing plan (including 401(k) plans and H.R. 10 plans), or a governmental 457(b) deferred compensation plan. Qualified plans are subject to various limitations on eligibility, contributions, transferability and distributions based on the type of plan. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of such an investment.
Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.
Contracts issued under a qualified plan include special provisions restricting contract provisions that may otherwise be available as described in this prospectus. Generally, contracts issued under a qualified plan are not transferable. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from qualified contracts. See “Taxes – Taxation of Qualified Contracts.”
Eligible rollover distributions from an IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan may generally be rolled over into another IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan, if permitted by the plan. These amounts may be transferred directly from one qualified plan or account to another, or as an indirect rollover, in which the plan participant receives a distribution from the qualified plan or account, and reinvests it in the receiving qualified plan or account within 60 days of receiving the distribution.
IRC Section 408(d)(3)(B) provides that an individual is only permitted to make one indirect rollover from an IRA to another IRA in any one year period. The IRS previously applied this limitation on an IRA-by-IRA basis, allowing a taxpayer to make an indirect rollover from an IRA, so long as he or she had not made an indirect rollover from that same IRA within the preceding one year period, even if he or she had made indirect rollovers from a different IRA. Effective for distributions on or after January 1, 2015, the limitation applies on an aggregate basis, meaning that an individual cannot make an indirect rollover from one IRA to another if he or she has made an indirect rollover involving any IRA (including a Roth, SEP, or SIMPLE IRA) within one year. It is important to note that the one rollover per year limitation does not apply to amounts transferred directly between IRAs in a trustee-to-trustee transfer.
On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts we sell in connection with qualified plans use annuity tables which do not differentiate on the basis of sex. Such annuity tables are also available for use in connection with certain non-qualified deferred compensation plans.
Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of your investment. The contribution limits referenced in the plan descriptions below are the limits for 2021, and may change in subsequent years.
Individual Retirement Annuities
IRC Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). IRAs are subject to limitations on eligibility, contributions, transferability and distributions. See “Taxes – Taxation of Qualified Contracts.” IRA contributions are limited to the lesser of $6,000 or 100% of compensation, and an additional catch-up contribution of $1,000 is available for individuals age 50 and over. Contributions are deductible, unless you are an active participant in a qualified plan and your modified adjusted gross income exceeds certain limits. Contracts issued for use with IRAs are subject to special requirements by the IRC, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Tax-Sheltered Annuities
IRC Section 403(b) permits certain eligible employers to purchase annuity contracts, known as Tax-Sheltered Annuities (TSAs), under a section 403(b) program. Eligible employers are organizations that are exempt from tax under IRC Section 501(c)(3) and public educational organizations. Contributions made to a TSA and the earnings on those contributions are generally not included in gross income of the employee until distributed from the plan. TSAs are subject to limitations on contributions, which may be made as “elective deferrals” (contributions made pursuant to a salary reduction agreement) or as non-elective or matching contributions by an employer. In general, annual contributions made by an employer and employee to a TSA may not exceed the lesser of:
•
$58,000; or

•
100% of includible compensation (a maximum of $290,000 of includible compensation may be considered).

An employee’s elective salary reduction contributions are limited to $19,500. In addition, certain catch-up contributions may be made by eligible participants age 50 or over and those with 15 or more years of service with the same employer. TSAs are subject to additional restrictions, including on such items as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. See “Taxes – Tax-Sheltered Annuities Taxation and Withdrawal Restrictions.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.
Governmental 457(b) Deferred Compensation Plans
Employees of (and independent contractors who perform services for) certain state and local governmental units, or certain tax-exempt employers, may participate in an IRC Section 457(b) plan of the employer, allowing them to defer part of their salary or other compensation. Contributions made to an IRC Section 457(b) plan and the earnings on those contributions are generally not included in gross income of the employee until distributed from the plan. IRC Section 457(b) deferrals are limited to the lesser of:
•
$19,500; or

•
100% of includible compensation.

In addition, certain catch-up contributions may be made by eligible participants age 50 or over, and those within three years of normal retirement age under the plan. The contract purchased is issued to the employer or trustee, as applicable. All contract value in a governmental 457(b) deferred compensation plan must be held for the exclusive benefit of the employee, and such plans are subject to limitations on distributions. See “Taxes – Withdrawal Restrictions – Governmental 457(b) Deferred Compensation Contract.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.
Taxation of Qualified Contracts
If you have no cost basis for your interest in a qualified contract, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for all or some of your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total contract value. Special tax rules may be available for certain distributions from a qualified plan.
IRC Section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified plans, including contracts issued and qualified under IRC Sections 401 (pension and profit-sharing plans), 403 (TSAs), 408 (IRAs), and 408A (Roth IRAs). Exceptions from the penalty tax are as follows:
(1)
distributions made on or after you reach age 59½;

(2)
distributions made after your death;

(3)
distributions made that are attributable to the employee being disabled as defined in the IRC;

(4)
after severance from employment, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary (in applying this exception to distributions from IRAs, a severance of employment is not required);

(5)
distributions made after severance from employment if you have reached age 55 (not applicable to distributions from IRAs);

(6)
distributions made to you up to the amount allowable as a deduction to you under IRC Section 213 for amounts you paid during the taxable year for medical care;

(7)
distributions made on account of an IRS levy made on a qualified retirement plan or IRA;

(8)
distributions made to an alternate payee pursuant to a qualified domestic relations order (not applicable to distributions from IRAs);

(9)
distributions from an IRA for the purchase of medical insurance (as described in IRC Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days;

(10)
certain qualified reservist distributions;

(11)
distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in IRC Section 72(t)(7)) for the taxable year;

(12)
distributions from an IRA which are qualified first-time homebuyer distributions (as defined in IRC Section 72(t)(8)); and

(13)
distributions which are qualified birth or adoption distributions (as defined in IRC Section 72(t)(2)(H)).

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The IRS has indicated that a modification will occur if, after the first valuation date, there is:
•
any addition to the account balance other than gains or losses;

•
any non-taxable transfer of a portion of the account balance to another retirement plan; or

•
a rollover by the individual of the amount received resulting in such amount not being taxable.

The rules governing substantially equal periodic payments are complex. You should consult a tax adviser or IRS Revenue Ruling 2002-62 for more specific information.
Tax-Sheltered Annuities Taxation and Withdrawal Restrictions
Under IRS regulations, effective January 1, 2009, all TSA plans must have a written plan document which specifies the requirements that each contract must meet in order to be qualified under the plan. In addition, the document must provide a list of the providers and contracts that are permitted to be purchased by TSA plan participants under the plan. TSA plan participants should be aware that if a TSA plan removes the provider or specific contract type that the TSA plan participant owns from its approved list, the TSA plan participant may be restricted from making further salary reduction contributions into that contract. TSA plans also have the right to restrict the ability to take loans and hardship withdrawals from a TSA contract. Because a plan participant may own more than one TSA contract, before we process a transaction we may require the TSA plan to approve the transaction to ensure that rules regarding loans, hardships and distribution restrictions are met. TSA plan participants should contact their individual TSA plan to determine the specific rules that apply to them.
The IRS regulations also make significant changes to Revenue Ruling 90-24 exchanges or transfers. Under the regulations an exchange may only be done when the TSA plan allows TSA exchanges under its plan and the provider of the new TSA contract agrees to share information with the TSA plan to ensure that the requirements of the TSA plan are met. Given this restriction, before a TSA exchange is processed, the TSA plan is required to approve the transaction or provide a list of vendors for which it has an information sharing agreement (ISA). Additionally, because most of the regulations were not effective until 2009, there was great uncertainty about their application to contract exchanges that took place between September 24, 2007 and January 1, 2009. Because of this uncertainty, it is possible that an exchange that took place prior to January 1, 2009 caused a TSA plan participant to incur taxation on the value of the contract. However, it is also possible that such an exchange did not have adverse tax consequences. If a TSA plan participant exchanged a contract to a TSA contract with a provider that does not have an ISA with the TSA plan, the participant had until July 1, 2009 to avoid adverse tax consequences by exchanging the contract for a TSA contract with which the TSA plan does have an ISA.
The IRC limits the withdrawal of purchase payments made by TSA plan participants through salary reductions from certain TSAs. Withdrawals of salary reduction amounts and their earnings can be made when a TSA plan participant:
•
reaches age 59½;

•
has a severance from employment;

•
dies;

•
becomes disabled, as that term is defined in the IRC;

•
the TSA plan terminates (starting January 1, 2009); or

•
meets the requirements for a qualified birth or adoption distribution, as defined in IRC section 72(t)(2)(H).

In the case of hardship, the TSA plan participant can only withdraw the purchase payments and not any earnings. The TSA plan participant is required to suspend salary reduction contributions to any other TSA contract for a six-month period following the date of hardship distribution.
TSA contract value as of December 31, 1988 and contract amounts attributable to service with a former employer are not subject to these restrictions. Additionally, return of excess contributions or amounts paid to a spouse as a result of a qualified domestic relations order are not subject to these restrictions.
TSA contracts issued January 1, 2009 and after are subject to distribution restrictions on employer contributions. These restrictions are determined by the TSA plan and can be based on criteria such as completing years of service or attaining a stated age.
Withdrawal Restrictions – Governmental 457(b) Deferred Compensation Contract
Amounts may not be paid to a participant of a governmental 457(b) deferred compensation plan prior to the participant’s:
•
attainment of age 70½;

•
severance from employment;

•
incurring an unforeseeable emergency;

•
compliance with a qualified domestic relations order (QDRO); or

•
meeting the requirements for a qualified birth or adoption distribution, as defined in IRC section 72(t)(2)(H).

In certain circumstances, amounts may also be distributed upon termination of the deferred compensation plan or if the contract contains $5,000 or less, as provided by the plan.
Governmental 457(b) deferred compensation plans are subject to the required minimum distribution rules of IRC Section 401(a)(9). The sections of this prospectus related to qualified contracts contain more detailed information regarding these rules.
Required Minimum Distributions for Qualified Contracts
For qualified contracts, distributions generally must begin no later than April 1st of the calendar year following the later of:
(1)
the calendar year in which you attained age 70½, if you were born before July 1, 1949, or the calendar year in which you attain age 72, if you were born after June 30, 1949; or

(2)
the calendar year in which you retire.

The date set forth in (2) does not apply to an IRA or to a five percent owner of the employer maintaining the plan. Required distributions generally must be over a period not exceeding your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. Upon your death, additional distribution requirements are imposed. If your contract is held as a Roth IRA, there are no required minimum distributions during your life. However, upon your death your beneficiary is subject to required minimum distribution requirements. If required minimum distributions are not made, a 50% penalty tax is imposed on the amount that should have been distributed.
These rules were significantly changed under the Setting Every Community Up for Retirement Enhancement (SECURE) Act, enacted in late 2019, and differ for qualified contracts when death occurs after December 31, 2019 versus those where death occurred on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement).
Where the owner’s death occurred on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), if the contract had not yet entered the income phase and death occurred after the required beginning date, distributions must be made at least as rapidly as under the method in effect at the time of the owner’s death, or over the life or life expectancy of the designated beneficiary. If the contract had not entered the income phase and death occurred before the required beginning date, the remaining interest must be distributed within five years or over the life or life expectancy of the designated beneficiary. If the owner’s death occurred after the contract had entered the income phase, distributions must be made at least as rapidly as under the method in effect at the time of the owner’s death.
If your death occurs after December 31, 2019 (after December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement) and your designated beneficiary is not an “eligible designated beneficiary” as defined in IRC Section 401(a)(9), the remaining interest must be distributed within ten years, regardless of whether your death occurs before or after your required beginning date or whether your contract had entered the income phase. If your designated beneficiary is considered an eligible designated beneficiary, the remaining interest must be distributed within ten years or over the life or life expectancy of the designated beneficiary. We only offer a life or life expectancy distribution option to a designated beneficiary who either (1) is the surviving spouse of the deceased qualified plan participant or IRA owner or, (2) is not more than ten years younger than the deceased qualified plan participant or IRA owner. In the future, we may allow additional classes of eligible designated beneficiaries to elect a life or life expectancy distribution option.
If your death occurs after December 31, 2019 (after December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement) and you do not have a designated beneficiary (including where your estate or certain trusts are the beneficiary), the pre-2019 distribution rules generally apply. If your contract has not yet entered the income phase and death occurs after your required beginning date, distributions must be made at least as rapidly as under the method in effect at the time of your death. If the contract has not yet entered the income phase and your death occurs before your required beginning date, the remaining interest must be distributed within five years. If your death occurs after your contract has entered the income phase, distributions must be made at least as rapidly as under the method in effect at the time of your death.
The Regulations under IRC Section 401(a)(9) include a provision that could increase the dollar amount of required minimum distributions for individuals who fund their IRA or qualified retirement plan with an annuity contract. During the accumulation phase of the annuity contract, Treasury Regulations Section 1.401(a)(9)-6, Q&A-12 requires that individuals add the actuarial present value of any additional benefits provided under the annuity (such as certain living or death benefits) to the dollar amount credited to the owner or beneficiary under the contract in order to determine the fair market value of the contract. A larger fair market value will result in the calculation of a higher required minimum distribution amount. You should consult a tax adviser to determine how this may impact your specific circumstances.
Income Tax Reporting and Withholding
Federal law requires that we file an information return on Form 1099-R with the IRS (with a copy to you) reporting any taxable amounts paid to you under the annuity contract. By January 31st of the calendar year following the year of any payment(s), we will issue the Form 1099-R to the owner of the annuity contract. Following the death of the owner the Form 1099-R will be sent to each beneficiary who receives a payment under the contract.
The portion of any distribution that is includible in the gross income of the owner is subject to federal income tax withholding. The amount of the withholding depends on the type of distribution. Withholding for periodic payments is at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate (but not lower). Distributions from certain retirement plans, excluding IRAs, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding. The 20% withholding requirement generally does not apply to:
•
a series of substantially equal payments made at least annually for:

◦
the life or life expectancy of the owner, or joint and last survivor expectancy of the owner and a designated beneficiary; or

◦
for a specified period of ten years or more;

•
distributions which are required minimum distributions;

•
hardship distributions from a 401(k) plan or a tax-sheltered annuity; or

•
distributions that are qualified birth or adoption distributions as defined in IRC section 72(t)(2)(H).

You should consult a tax adviser regarding withholding requirements.
Generation Skipping Transfer Tax Withholding
Under certain circumstances, the IRC may impose a generation skipping transfer tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Non-Resident Aliens and Foreign Entities
Generally, a distribution from a contract to a non-resident alien or foreign entity is subject to federal tax withholding at a rate of 30% of the amount of income that is distributed. A non-resident alien is a person who is neither a citizen, nor a resident, of the United States of America (U.S.). We are required to withhold the tax and send it to the IRS. Some distributions to non-resident aliens or foreign entities may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must claim the treaty benefit on Form W-8BEN (or the equivalent form), providing us with:
•
proof of residency (in accordance with IRS requirements); and

•
the applicable individual taxpayer identification number.

If the above conditions are not met, we will withhold 30% of the income from the distribution. Additionally, under the Foreign Account Tax Compliance Act effective July 1, 2014, U.S. withholding may occur with respect to certain entity owners (including foreign financial institutions and non-financial foreign entities (such as corporations, partnerships, and trusts)) at a 30% rate without regard to lower treaty rates.
Civil Unions and Domestic Partnerships
Parties to a civil union or domestic partnership are not treated as spouses under federal law. You should consult a tax adviser for more information on this subject.
Other Information
Distribution
The certificates are no longer for sale to the public. Pursuant to separate underwriting agreements with the Company, on its own behalf and on behalf of the separate account, MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, serves as principal underwriter of the certificates sold by its registered representatives, and MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual, serves as principal underwriter of the certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.
Both MMLIS and MSD are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA). Commissions for sales of the certificate by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of the certificate by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the certificates. We also pay expense allowances in connection with the sales of the certificates. The maximum commission payable for the certificate is 8.63% of purchase payments made to a certificate and/or up to 2.4% of certificate value annually.
Additional Compensation Paid to MMLIS
Most MMLIS registered representatives are also MassMutual insurance agents, and as such, are eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the certificate may help these registered representatives and their supervisors qualify for such benefits. MMLIS registered representatives who are also general agents or sales managers of MassMutual also may receive overrides, allowances and other compensation that is based on sales of the certificate by their registered representatives.
Additional Compensation Paid to Certain Broker-Dealers
We and MSD make additional commission payments to certain broker-dealers in the form of asset-based payments and sales-based payments. We also make cash payments and non-cash payments to certain broker-dealers. The asset-based and sales-based payments are made to participate in those broker-dealers’ preferred provider programs or marketing support programs, or to otherwise promote the certificate. Asset-based payments are based on the value of the assets in the MassMutual certificates sold by that broker-dealer. Sales-based payments are paid on each sale of the certificate and each subsequent purchase payment applied to the certificate. Cash payments are made to attend sales conferences and educational seminars sponsored by certain broker-dealers. Non-cash payments include various promotional items. For a list of the broker-dealers to whom we currently pay additional compensation for selling the certificate, visit www.MassMutual.com/legal/compensation-arrangements or call our Service Center at the number shown on page 1 of this prospectus.

The additional compensation arrangements described in the preceding paragraphs are not offered to all broker-dealers and the terms of such arrangements may differ among broker-dealers. Some broker-dealers may receive two or more of these payments. Such payments may give us greater access to the registered representatives of the broker-dealers that receive such compensation or may influence the way that a broker-dealer markets the certificate. Any such compensation will be paid by MSD or us and will not result in any additional direct charge to you.
The additional compensation arrangements may provide a registered representative with an incentive to sell the certificate over other available variable annuity certificates whose issuers do not provide such compensation or who provide lower levels of such compensation. Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer, depending on the agreement between the representative and their firm. MassMutual is not involved in determining compensation paid to a registered representative of an unaffiliated broker-dealer. You may contact your broker-dealer or registered representative to find out more information about the compensation they may receive in connection with your purchase of a certificate. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the certificate.
Commissions or overrides may also be paid to broker-dealers providing wholesaling services (such as providing sales support and training for sales representatives who sell the certificates).
We intend to recoup a portion of the cash and non-cash compensation payments that we make through the assessment of certain charges described in this prospectus, including the contingent deferred sales charge. We may also use some of the 12b-1 distribution fee payments and other payments that we receive from certain funds to help us make these cash and non-cash payments.
Assignment
If your certificate is issued as a 403(b) tax-sheltered annuity or an individual retirement annuity, you cannot assign your certificate. If your certificate is issued pursuant to a qualified plan other than an individual retirement annuity, there may be limitations on your ability to assign your certificate. If you assign your certificate, your rights may only be exercised with the consent of the assignee of record. In certain states, you cannot assign the certificate without our approval. We will refuse or accept any request to assign the certificate on a non-discriminatory basis. Please refer to your certificate.
We must receive written notice, in good order, of the assignment, for any assignment we allow to be binding on us. We are not responsible for the validity of an assignment.
Unclaimed Property
Every state has some form of unclaimed property law that imposes varying legal and practical obligations on insurers and, indirectly, on contract owners, beneficiaries, and any other payees of proceeds from a contract. Unclaimed property laws generally provide for the transfer of benefits or payments under various circumstances to the abandoned property division or unclaimed property office in the state of last residence. This process is known as escheatment. To help avoid escheatment, keep your own information, as well as beneficiary and any other payee information up-to-date, including: full names, postal and electronic media addresses, telephone numbers, dates of birth, and social security numbers. To update this information, contact our Service Center.
Voting Rights
We are the legal owner of the fund shares. When a fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain, from you and other participants, instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares for which we have not received voting instructions, in proportion to those instructions. This will also include any shares that we own on our own behalf. This may result in a small number of participants controlling the outcome of the vote. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
During the accumulation phase of your certificate, we determine the number of shares you may vote by dividing your certificate value in each fund, if any, by $100. Fractional shares are counted. During the income phase or after the annuitant dies, we determine the number of shares you may vote based on our liability for future variable monthly annuity payments.
We may, when required by state insurance regulatory authorities, disregard voting instructions, if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objective of a fund or to approve or disapprove an investment advisory contract for the fund. In addition, we may disregard voting instructions that would require a change in the investment policy or investment adviser of one or more of the available funds. Our disapproval of such change must be reasonable and based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the fund’s objectives and purpose. If we disregard participant voting instructions, we will advise participants of our action and the reasons for such action.
Changes to the Certificate
We reserve the right to amend the certificate to meet the requirements of applicable federal or state laws or regulations, or as otherwise provided in the certificate. We will notify you by written notice of such amendments.
Suspension of Payments or Transfers
We may be required to suspend or postpone transfers from the funds or payments from the funds for withdrawals or death benefits during any period when:
•
the NYSE is closed (other than customary weekend and holiday closings);

•
trading on the NYSE is restricted;

•
an emergency exists as a result of which disposal of shares of the funds is not reasonably practicable or we cannot reasonably value the shares of the funds; or

•
during any other period when the SEC, by order, so permits for your protection.

We reserve the right to defer payment for a withdrawal from the fixed account or payment of loan proceeds from the fixed account for the period permitted by law but not for more than six months.
If, pursuant to the SEC’s rules, a money market fund (Fund) suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, withdrawal or death benefit from the applicable money market sub-account until the Fund is liquidated.
Termination of Certificate
We will terminate your certificate upon the occurrence of any of the following events:
•
the date of the last annuity payment;

•
the date withdrawal is made of the entire certificate value;

•
the date of the last payment upon death to the last beneficiary; or

•
the date your certificate is returned under the right to examine certificate provision.

Anti-Money Laundering
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a purchase payment or block a participant’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your certificate to government regulators.
Our Ability to Make Payments Under the Contract
Our Claims Paying Ability
Our “claims-paying ability” is our ability to meet any contractual obligation we have to make payments under the contract. These amounts include death benefits, annuity payments, withdrawals and any amounts paid out through the contract’s additional features. It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and as with any insurance product, there are risks to purchasing the contract. For this reason, you should consider our financial strength and claims-paying ability to meet our obligations under the contract when purchasing a contract and making investment decisions.
Obligations of Our Separate Account
Contract value you allocate to the funds is maintained in our separate account. Any withdrawals or transfers of contract value from the funds will be taken from the separate account. We cannot use the separate account’s assets to pay any of our liabilities other than those arising from the contracts. See “Investment Choices – The Separate Account.”

Obligations of Our General Account
Contract value you allocate to the fixed accounts is maintained in our general account. The assets of our general account support our insurance and annuity obligations and are subject to our general liabilities from our business operations and to claims by our creditors. We use general account assets for many purposes including to pay death benefits, annuity payments, withdrawals and transfers from the fixed accounts and to pay amounts we provide to you through an elected additional feature that are in excess of your contract value allocated to the separate account.
Because of exemptive and exclusionary provisions, the general account, unlike the separate account, has not been registered under the 1933 Act or the 1940 Act. Because of this, the general account is generally not subject to the provisions of the 1933 Act or the 1940 Act. However, disclosures regarding the general account are subject to certain generally applicable provisions of the federal securities laws that require complete and accurate statements in prospectuses.
Our Financial Statements
We encourage both existing and prospective owners to read and understand our financial statements and those of the separate account. Our audited statutory financial statements and the separate account’s audited U.S. GAAP financial statements are included in the SAI. You can request an SAI by contacting our Service Center at the number or address on page 1 of this prospectus.
Computer System, Cybersecurity, and Service Disruption Risks
The Company and its business partners rely on computer systems to conduct business, including customer service, marketing and sales activities, customer relationship management and producing financial statements. While the Company and its business partners have policies, procedures, automation and backup plans designed to prevent or limit the effect of failures, our respective computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, pandemics, or other events beyond our control. The failure of our or our business partners’ computer systems for any reason could disrupt operations, result in the loss of customer business and adversely impact profitability.
The Company and its business partners retain confidential information on our respective computer systems, including customer information and proprietary business information. Any compromise of the security of our or our business partners' computer systems that results in the disclosure of personally identifiable customer information could damage our reputation, expose us to litigation, increase regulatory scrutiny and require us to incur significant technical, legal, and other expenses.
Geopolitical and other events, including natural disasters, war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events, and widespread disease, including pandemics (such as COVID-19) and epidemics, have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Company. These events may adversely affect computer and other systems on which the Company relies, interfere with the processing of contract-related transactions (including the processing of orders from owners and orders with the funds) and the Company’s ability to administer this contract in a timely manner, or have other possible negative effects. These events may also impact the issuers of securities in which the funds invest, which may cause the funds underlying the contract to lose value. There can be no assurance that we, the funds or our service providers will avoid losses affecting the contract due to these geopolitical and other events. If we are unable to receive U.S. mail or fax transmissions due to a closure of U.S. mail delivery by the government or due to the need to protect the health of our employees, you may still be able to submit transaction requests to the Company electronically or over the telephone. Our inability to receive U.S. mail or fax transmissions may cause delays in the pricing and processing of transaction requests submitted to us by U.S. mail or by fax during that time period.

Legal Proceedings
The Company is subject to legal and regulatory actions, including class action lawsuits, in the ordinary course of its business. Our pending legal and regulatory actions include proceedings specific to us, as well as proceedings generally applicable to business practices in the industry in which we operate. From time to time, we also are subject to governmental and administrative proceedings and regulatory inquiries, examinations, and investigations in the ordinary course of our business. In addition, we, along with other industry participants, may occasionally be subject to investigations, examinations, and inquiries (in some cases industry-wide) concerning issues upon which regulators have decided to focus. Some of these proceedings involve requests for substantial and/or unspecified amounts, including compensatory or punitive damages.
While it is not possible to predict with certainty the ultimate outcome of any pending litigation proceedings or regulatory action, management believes, based on information currently known to it, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect upon the Separate Account, the ability of the principal underwriter(s) to perform in accordance with its contracts with the Company on behalf of the Separate Account, or the ability of the Company to meet its obligations under the contract.
For more information regarding the Company’s litigation and other legal proceedings, see the notes to the Company’s financial statements contained within the SAI.

Appendix A
Condensed Financial Information
The following schedules include accumulation unit values for the periods indicated. We have extracted some of this data from the separate account’s audited financial statements. You should read this information in conjunction with the separate account’s audited financial statements and related notes that are included in the Statement of Additional Information.
Accumulation Unit Values
Sub-Account	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Value at Inception Date
Fidelity® VIP Contrafund®	$42.98	$33.31	$25.61	$27.68	$22.98	$21.53	$21.64	$19.56	$15.08	$13.11	$8.27(a)
Invesco Oppenheimer V.I. High Income(k)(l)	―	―	―	―	―	―	―	―	―	3.79	9.71(a)
Invesco Oppenheimer V.I. International Growth	21.09	17.57	13.82	17.36	13.91	14.38	14.06	15.34	12.33	10.21	7.53(a)
Invesco V.I. Capital Appreciation*	26.28	19.47	14.47	15.53	12.39	12.82	12.53	10.98	8.57	7.59	8.28(a)
Invesco V.I. Conservative Balanced*(j)	18.39	16.20	13.95	14.91	13.81	13.27	13.32	12.46	11.14	10.03	10.11(a)
Invesco V.I. Discovery Mid Cap Growth*	18.41	13.24	9.61	10.36	8.14	8.05	7.64	7.30	5.44	4.72	8.08(a)
Invesco V.I. Diversified Dividend	12.89	13.02	10.53	11.53	10.75	9.47	9.39	8.42	6.50	5.54	10.39(a)
Invesco V.I. Global*	35.94	28.49	21.88	25.50	18.88	19.09	18.58	18.38	14.61	12.19	8.52(a)
Invesco V.I. Global Strategic Income*	22.94	22.45	20.50	21.70	20.66	19.62	20.31	19.99	20.25	18.05	10.00(a)
Invesco V.I. Health Care	32.66	28.87	22.05	22.11	19.31	22.07	21.65	18.31	13.18	11.03	9.52(a)
Invesco V.I. Main Street*	25.67	22.79	17.46	19.18	16.60	15.05	14.74	13.47	10.35	8.96	4.88(a)
Invesco V.I. Technology	11.70	8.10	6.03	6.13	4.59	4.68	4.44	4.04	3.27	2.97	4.26(a)
Invesco V.I. U.S. Government Money Portfolio*(m)	10.44	10.54	10.37(a)	10.49	10.47	10.55	10.68	10.80	10.93	11.06	11.45
MML Aggressive Allocation	23.21	20.72	16.92	18.63	15.88	14.80	15.10	14.44	11.47	10.03	10.00(c)
MML American Funds Core Allocation	25.78	23.42	20.06	21.34	18.78	17.44	17.85	16.71	14.30	12.95	10.00(e)
MML American Funds Growth	60.76	40.60	31.55	32.14	25.45	23.62	22.46	21.05	16.44	14.17	10.00(e)
MML American Funds International	23.24	20.73	17.15	20.07	15.43	15.16	16.13	16.85	14.08	12.14	10.00(e)
MML Asset Allocation(i)	―	―	―	―	―	―	―	―	―	13.36	10.00(b)
MML Balanced Allocation	18.99	17.32	15.01	15.90	14.43	13.76	13.97	13.42	11.86	10.68	10.00(c)
MML Blend	27.92	25.03	20.87	22.07	19.38	17.92	18.12	16.52	13.89	12.48	9.22(a)
MML Blue Chip Growth	66.56	50.11	39.05	38.79	28.81	28.89	26.31	24.40	17.47	14.94	10.00(b)
MML China(d)	―	―	―	―	―	―	―	16.62	15.11	12.21	10.00(e)
MML Concentrated Growth(i)	―	―	―	―	―	―	―	―	―	6.09	7.08(a)
MML Conservative Allocation	18.27	16.82	14.77	15.49	14.30	13.68	13.89	13.37	12.15	11.04	10.00(c)
MML Emerging Growth(i)	―	―	―	―	―	―	―	―	―	4.95	6.76(a)
MML Enhanced Index Core Equity(i)	―	―	―	―	―	―	―	―	―	14.21	10.00(b)
MML Equity	22.27	21.87	17.58	19.76	17.27	15.52	16.26	14.75	11.20	9.76	9.38(a)
MML Equity Income	32.81	32.76	26.22	29.27	25.46	21.71	23.59	22.19	17.28	14.91	10.00(b)

Sub-Account	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Value at Inception Date
MML Equity Index	$26.97	$23.12	$17.87	$19.00	$15.84	$14.38	$14.41	$12.88	$9.89	$8.66	$8.13(a)
MML Focused Equity	27.76	24.96	19.47	19.51	16.23	13.95	15.54	14.04	10.32	―	10.00(f)
MML Foreign	14.40	13.76	12.30	14.80	12.30	12.27	12.96	14.09	11.80	10.03	$8.72(a)
MML Fundamental Equity	28.83	24.39	18.51	18.61	14.79	14.45	13.81	12.61	9.67	―	10.00(f)
MML Fundamental Value	19.01	18.79	15.52	17.56	15.48	13.86	14.48	13.20	10.23	―	10.00(f)
MML Global	14.28	12.68	9.82	10.99	8.95	8.42	8.64	8.40	6.63	5.42	7.07(a)
MML Growth & Income	37.59	33.22	25.44	27.16	22.22	20.67	20.81	18.94	14.46	12.24	10.00(b)
MML Growth Allocation	21.62	19.40	16.19	17.60	15.34	14.43	14.71	14.07	11.61	10.26	10.00(c)
MML High Yield	18.20	17.48	15.81	16.59	15.56	13.54	13.89	13.96	12.77	11.09	10.00(g)
MML Income & Growth	19.79	19.44	15.81	18.11	15.61	13.57	13.74	12.73	10.34	9.34	8.53(a)
MML Inflation-Protected and Income	16.43	14.96	13.97	14.33	14.04	13.51	13.88	13.57	15.04	14.24	10.00(b)
MML International Equity	11.28	10.86	8.84	11.78	9.16	8.58	9.15	―	―	―	10.00(h)
MML Large Cap Growth	23.20	17.81	13.66	14.14	10.72	10.88	10.48	9.68	7.33	6.41	7.41(a)
MML Managed Bond	21.87	20.55	18.93	19.24	18.60	18.32	18.67	17.75	18.26	17.47	10.74(a)
MML Managed Volatility	17.07	16.19	14.64	15.55	14.43	14.08	13.83	13.41	11.51	10.29	9.03(a)
MML Mid Cap Growth	61.93	49.91	38.46	39.78	32.25	30.70	29.09	25.99	19.24	17.11	9.56(a)
MML Mid Cap Value	51.29	51.03	39.99	46.51	42.13	34.59	35.52	30.81	23.90	20.72	12.29(a)
MML Moderate Allocation	19.96	18.27	15.59	16.69	14.90	14.11	14.37	13.77	11.85	10.59	10.00(c)
MML NASDAQ-100®(i)	―	―	―	―	―	―	―	―	―	5.19	4.72(a)
MML Short-Duration Bond	11.08	11.06	10.74	10.73	10.62	10.47	10.53	10.54	10.58	10.42	10.00(g)
MML Small Cap Equity	40.65	34.08	27.27	30.72	27.18	23.26	24.95	22.51	16.15	13.80	10.51(a)
MML Small Cap Growth Equity	38.71	28.88	21.75	23.14	19.07	17.11	18.24	17.43	11.88	10.60	8.03(a)
MML Small Cap Index(i)	―	―	―	―	―	―	―	―	―	14.85	9.89(a)
MML Small Company Value	33.50	31.12	25.14	29.31	26.62	20.38	21.86	22.06	17.00	14.96	10.00(e)
MML Small/Mid Cap Value	38.08	36.82	30.98	36.85	32.86	26.58	28.47	26.32	19.28	16.38	10.00(b)
MML Strategic Emerging Markets	19.00	16.39	13.25	15.34	11.60	11.06	13.07	14.01	15.20	13.27	10.00(e)
MML Total Return Bond	12.01	11.19	10.42	10.58	10.42	10.31	10.43	10.11	10.42	―	10.00(f)
MML U.S. Government Money Market	9.08	9.17	9.12	9.11	9.18	9.28	9.39	9.50	9.62	9.73	10.00(c)
Oppenheimer Global Multi-Alternatives(o)	―	―	9.12	9.55	9.64	9.43	9.92	―	―	―	10.00(h)
Panorama Growth(i)	―	―	―	―	―	―	―	―	―	8.97	8.03(a)
Panorama Total Return(i)	―	―	―	―	―	―	―	―	―	9.13	8.89(a)
PIMCO CommodityRealReturn® Strategy	5.52	5.52	5.02	5.92	5.86	5.17	7.03	8.74	10.37	9.99	10.00(n)
VY® Clarion Global Real Estate	15.94	16.98	13.82	15.33	14.03	14.11	14.46	12.85	12.54	10.10	10.00(n)

Accumulation Units Outstanding
Sub-Account	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fidelity® VIP Contrafund®(a)	383,602	427,371	437,197	464,171	460,202	455,519	444,882	425,447	400,507	376,577
Invesco Oppenheimer V.I. High Income(a)(k)(l)	―	—	—	—	—	—	—	—	—	50,503
Invesco Oppenheimer V.I. International Growth(a)	106,573	118,212	133,487	134,837	135,701	128,336	121,530	110,746	111,255	112,309
Invesco V.I. Capital Appreciation*(a)	135,579	145,354	159,733	166,410	167,588	176,832	172,467	181,876	192,109	202,695
Invesco V.I. Conservative Balanced*(a)(j)	19,629	19,341	19,381	26,052	27,375	27,852	29,766	30,024	32,645	37,900
Invesco V.I. Discovery Mid Cap Growth*(a)	230,748	321,293	316,768	340,875	371,314	379,228	384,594	388,764	382,079	363,725
Invesco V.I. Diversified Dividend(a)	79,869	78,748	90,897	79,894	63,455	26,270	24,624	23,289	24,660	13,646
Invesco V.I. Global*(a)	230,790	263,455	298,263	321,946	327,345	336,337	338,907	345,109	351,762	358,638
Invesco V.I. Global Strategic Income*(a)	125,543	130,476	135,689	152,633	161,062	180,030	186,935	187,284	179,614	168,694
Invesco V.I. Health Care(a)	61,388	60,373	64,404	67,343	67,388	71,711	61,466	58,191	54,436	50,627
Invesco V.I. Main Street*(a)	127,333	126,899	136,275	143,587	141,777	142,463	138,787	137,220	142,765	132,490
Invesco V.I. Technology(a)	167,346	160,476	164,962	172,277	146,066	148,386	134,368	123,148	105,232	96,564
Invesco V.I. U.S. Government Money Portfolio*(a)(m)	21,669	19,289	30,971	37,809	28,848	67,475	74,019	70,131	74,521	76,537
MML Aggressive Allocation(c)	324,299	316,609	321,987	286,140	209,600	137,915	99,624	85,085	81,484	76,546
MML American Funds Core Allocation(e)	183,053	172,276	201,708	168,824	119,309	69,808	48,832	34,689	27,869	19,022
MML American Funds Growth(e)	87,415	79,688	79,579	79,563	74,308	64,965	57,340	49,264	41,960	33,434
MML American Funds International(e)	95,910	93,870	80,389	71,824	69,174	64,339	57,393	48,836	38,278	31,439
MML Asset Allocation(b)(i)	―	―	―	―	―	―	―	―	―	140,412
MML Balanced Allocation(c)	292,418	281,311	287,497	301,191	278,042	257,377	211,779	187,270	119,449	103,276
MML Blend(a)	260,247	282,348	288,070	298,694	321,139	300,758	291,793	302,498	308,518	255,845
MML Blue Chip Growth(b)	98,708	101,253	99,890	103,386	96,565	88,913	74,256	69,643	62,296	46,609
MML China(d)(e)	―	―	―	―	―	―	―	1,705	1,959	1,584
MML Concentrated Growth(a)(i)	―	―	―	―	―	―	―	―	―	53,655
MML Conservative Allocation(c)	101,530	100,727	107,923	115,780	119,791	109,770	97,596	96,154	96,621	58,067
MML Emerging Growth(a)(i)	―	―	―	―	―	―	―	―	―	29,926
MML Enhanced Index Core Equity(b)(i)	―	―	―	―	―	―	―	―	―	19,514
MML Equity(a)	118,739	166,928	189,343	201,875	215,566	271,144	263,422	258,932	259,271	250,560
MML Equity Income(b)	120,335	125,414	128,878	140,539	142,179	156,173	158,717	150,815	144,598	139,777
MML Equity Index(a)	191,057	185,453	88,760	91,091	87,931	84,899	71,355	74,851	69,073	65,938
MML Focused Equity(f)	7,768	5,810	9,134	8,481	5,460	5,518	4,308	2,054	―	―
MML Foreign(a)	130,448	138,979	136,164	136,770	142,327	148,260	150,623	147,065	144,602	141,632
MML Fundamental Equity(f)	4,311	6,933	6,856	6,527	6,957	5,119	7,068	4,071	―	―
MML Fundamental Value(f)	8,118	7,933	8,544	7,838	6,772	3,666	3,332	580	66	―

Sub-Account	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
MML Global(a)	109,232	108,525	99,772	102,970	87,310	56,751	50,827	47,455	46,390	36,906
MML Growth & Income(b)	71,582	82,166	85,131	81,680	93,307	93,287	93,753	100,311	105,628	110,774
MML Growth Allocation(c)	445,976	462,521	514,623	513,769	447,405	357,956	329,575	317,235	301,354	258,228
MML High Yield(g)	79,373	72,769	48,512	41,285	31,748	21,028	18,484	11,353	11,915	2,741
MML Income & Growth(a)	81,782	79,470	67,795	74,755	78,605	78,720	79,346	82,051	86,800	91,544
MML Inflation-Protected and Income(b)	127,751	125,623	136,841	151,927	147,928	151,623	151,152	145,283	144,434	127,997
MML International Equity(h)	13,063	8,678	7,529	6,306	2,993	788	345	―	―	―
MML Large Cap Growth(a)	65,164	68,897	80,769	82,281	80,932	81,750	78,563	85,936	88,176	80,757
MML Managed Bond(a)	134,224	129,851	145,062	178,575	173,214	182,095	189,133	185,290	214,593	219,779
MML Managed Volatility(a)	92,225	98,543	110,658	115,099	114,369	118,710	127,087	123,762	122,844	116,838
MML Mid Cap Growth(a)	164,684	174,735	188,671	203,815	199,943	198,245	195,259	196,315	200,834	196,410
MML Mid Cap Value(a)	86,546	89,284	96,678	106,704	101,646	100,127	102,017	110,570	112,595	115,057
MML Moderate Allocation(c)	567,766	562,632	606,463	576,846	542,114	477,323	393,009	333,533	264,621	212,690
MML NASDAQ-100®(a)(i)	―	―	―	―	―	―	―	―	―	79,264
MML Short-Duration Bond(g)	27,064	14,497	16,837	21,439	23,142	7,453	5,702	5,199	4,811	2,703
MML Small Cap Equity(a)	56,644	61,653	62,625	62,705	66,955	68,357	65,683	65,310	70,677	55,553
MML Small Cap Growth Equity(a)	33,768	34,926	44,000	42,311	43,164	47,443	43,672	44,303	42,242	46,733
MML Small Cap Index(a)(i)	―	―	―	―	―	―	―	―	―	76,380
MML Small Company Value(e)	27,611	26,946	26,231	25,076	20,180	18,267	16,741	11,623	6,957	3,550
MML Small/Mid Cap Value(b)	51,198	58,134	62,276	68,294	67,917	70,166	67,220	67,147	62,876	61,807
MML Strategic Emerging Markets(e)	31,379	30,964	29,781	28,436	26,779	22,922	19,531	15,061	9,557	6,090
MML Total Return Bond(f)	46,531	40,185	36,510	31,913	30,066	24,594	20,979	9,534	2,629	―
MML U.S. Government Money Market(c)	457,736	460,758	386,002	393,657	464,441	424,694	415,840	421,503	370,615	69,285
Oppenheimer Global Multi-Alternatives(h)(o)	―	―	2,043	4,114	3,188	2,674	2,577	―	―	―
Panorama Growth(a)(i)	―	―	―	―	―	―	―	―	―	18,503
Panorama Total Return(a)(i)	―	―	―	―	―	―	―	―	―	9,923
PIMCO CommodityRealReturn® Strategy(n)	61,707	63,948	73,607	77,051	70,028	65,354	55,371	46,318	40,955	35,406
VY® Clarion Global Real Estate(n)	37,428	41,195	40,022	46,099	44,242	44,445	35,733	26,622	21,876	21,319
Notes to Condensed Financial Information
(a)
Commencement of public offering was June 29, 2001.

(b)
Commencement of public offering was May 1, 2003.

(c)
Commencement of public offering was January 19, 2008.

(d)
Effective April 28, 2014, MML China merged into MML Foreign.

(e)
Commencement of public offering was May 1, 2009.

(f)
Commencement of public offering was May 1, 2012.

(g)
Commencement of public offering was May 1, 2010.

(h)
Commencement of public offering was May 1, 2014.

(i)
Beginning April 30, 2012, this sub-account is unavailable as an investment choice.

(j)
This sub-account is unavailable in certificates issued on or after April 30, 2012.

(k)
Unavailable in certificates issued on or after May 1, 2009. For certificates issued prior to May 1, 2009, you may not allocate any new money to this sub-account via purchase payments or transfers.

(l)
Effective October 26, 2012, Oppenheimer High Income was merged into Oppenheimer Global Strategic Income.

(m)
This sub-account is unavailable in certificates issued on or after January 19, 2008.

(n)
Commencement of public offering was May 1, 2006.

(o)
Effective April 29, 2019, the corresponding fund was liquidated and is no longer available as an investment choice.

*
Effective on or about April 30, 2021:

Invesco V.I. Capital Appreciation Fund formerly known as Invesco Oppenheimer V.I. Capital Appreciation Fund.

Invesco V.I. Conservative Balanced Fund formerly known as Invesco Oppenheimer V.I. Conservative Balanced Fund.

Invesco V.I. Discovery Mid Cap Growth Fund formerly known as Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.

Invesco V.I. Global Fund formerly known as Invesco Oppenheimer V.I. Global Fund.

Invesco V.I. Global Strategic Income Fund formerly known as Invesco Oppenheimer V.I. Global Strategic Income Fund.

Invesco V.I. Main Street Fund® formerly known as Invesco Oppenheimer V.I. Main Street Fund®.

Invesco V.I. U.S. Government Money Portfolio formerly known as Invesco Oppenheimer V.I. Government Money Fund.

Table of Contents of the Statement of Additional Information
The Company
Assignment of Certificate
Distribution
Accumulation Units and Unit Value
Transfers During the Income Phase
Payment of Death Benefit
Annuity Payments
Experts
Financial Statements

[THIS PAGE INTENTIONALLY LEFT BLANK]

To obtain a free copy of the Statement of Additional Information, return this request form to the address shown below or call our Service Center at (800) 272-2216.
To:
MassMutual
Document Management Services – Annuities W360
P.O. Box 9067
Springfield, MA 01102-9067

Please send me the Statement of Additional Information for MassMutual Artistry (AN6103NSAI).
Name
Address

City	State	Zip
Telephone

[THIS PAGE INTENTIONALLY LEFT BLANK]

PART B
INFORMATION REQUIRED IN A
STATEMENT OF ADDITIONAL INFORMATION
MASSMUTUAL ARTISTRY
MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Depositor)
MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4
(Registrant)
STATEMENT OF ADDITIONAL INFORMATION
This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2021, for the individual certificates under a group deferred annuity contract with flexible purchase payments which are referred to herein.
For a copy of the prospectus call (800) 272-2216 or write: MassMutual, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067.
May 1, 2021
1

THE COMPANY
MassMutual is organized as a mutual life insurance company. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.
MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts to individual and institutional customers in all 50 states of the U.S., the District of Columbia and Puerto Rico. Products and services are offered primarily through the Company’s distribution channels: MassMutual Financial Advisors, Digital Direct to Consumer and Business to Business, Institutional Solutions and Workplace Solutions.
The assets of our General Account support our insurance and annuity obligations and are subject to our general liabilities from our business operations and to claims by our creditors. You should be aware that, unlike the Separate Account, the Company’s General Account is not segregated or insulated from the claims of the Company’s creditors. In addition, because of exemptive and exclusionary provisions, the General Account, unlike the Separate Account, has not been registered under the Securities Act of 1933 (1933 Act) or the Investment Company Act of 1940 (1940 Act). Because of this, the General Account is generally not subject to the provisions of the 1933 Act or the 1940 Act. However, disclosures regarding the General Account are subject to certain generally applicable provisions of the federal securities laws that require complete and accurate statements in prospectuses.
ASSIGNMENT OF CERTIFICATE
In certain states, the certificate cannot be assigned without MassMutual’s approval. MassMutual will refuse or accept any request to assign the certificate on a non-discriminatory basis. Please refer to your certificate.
MassMutual will not be charged with notice of any assignment of a certificate or of the interest of any beneficiary or of any other person unless the assignment is in writing and MassMutual receives the original or a true copy thereof at its Service Center. MassMutual assumes no responsibility for the validity of any assignment.
For qualified certificates, the following provisions should be noted:
(1)
No person entitled to receive annuity payments under a certificate or part or all of the certificate’s value will be permitted to commute, anticipate, encumber, alienate or assign such amounts, except upon the written authority of the participant given during the annuitant’s lifetime and received in good order by MassMutual at its Service Center. To the extent permitted by law, no certificate nor any proceeds or interest payable thereunder will be subject to the annuitant’s or any other person’s debts, contracts or engagements, nor to any levy or attachment for payment thereof;

(2)
If an assignment of a certificate is in effect on the maturity date, MassMutual reserves the right to pay to the assignee in one sum the amount of the certificate’s maturity value to which he is entitled, and to pay any balance of such value in one sum to the participant, regardless of any payment options which the participant may have elected. Moreover, if an assignment of a certificate is in effect at the death of the annuitant prior to the maturity date, MassMutual will pay to the assignee in one sum, to the extent that he is entitled, the greater of (a) the total of all purchase payments, less the net amount of all partial redemptions, and less the amount of any outstanding loan; and (b) the accumulated value of the certificate, less the amount of any outstanding loan. Any balance of such value will be paid to the beneficiary in one sum or applied under one or more of the payment options elected;

(3)
Certificates used in connection with a tax-qualified retirement plan must be endorsed to provide that they may not be sold, assigned or pledged for any purpose unless they are owned by the trustee of a trust described in Section 401(a) or by the administrator of an annuity plan described under Section 403(a) of the Internal Revenue Code of 1986, as amended (IRC), and

(4)
Certificates issued under a plan for an Individual Retirement Annuity pursuant to IRC Section 408, or for a Roth Individual Retirement Annuity pursuant to IRC Section 408A, must be endorsed to provide that they are non-transferable. Such certificates may not be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose by the annuitant to any person or party other than MassMutual, except to a former spouse of the annuitant in accordance with the terms of a divorce decree or other written instrument incident to a divorce.

Assignments may be subject to federal income tax.
DISTRIBUTION
The certificates are no longer for sale to the public. Pursuant to separate underwriting agreements with the Company, on its own behalf and on behalf of the separate account, MML Investors Services, LLC (MMLIS), a subsidiary of
2

MassMutual, serves as principal underwriter of the certificates sold by its registered representatives, and MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual, serves as principal underwriter of the certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.
MMLIS and MSD are located at 1295 State Street, Springfield, MA 01111-0001. MMLIS and MSD are registered with the SEC as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA).
During the last three years, MMLIS and MSD were paid the compensation amounts shown below for their actions as principal underwriters for the certificates described in the prospectus.
Year	MMLIS	MSD
2020	$25,183	$16,033
2019	$23,684	$12,413
2018	$29,578	$14,086
Commissions for sales of the certificates by MMLIS registered representatives are paid by MassMutual on behalf of MMLIS to its registered representatives. Commissions for sales of the certificates by registered representatives of other broker-dealers are paid by MassMutual on behalf of MSD to those broker-dealers.
During the last three years, commissions, as described in the prospectus, were paid by MassMutual through MMLIS and MSD as shown below.
Year	MMLIS	MSD
2020	$228,194	$207,409
2019	$238,741	$219,119
2018	$319,675	$251,509
We no longer offer the certificate for sale to the public. However, participants may continue to make purchase payments to existing certificates, subject to the limitations described in the prospectus.
This offering is on a continuous basis.
ACCUMULATION UNITS AND UNIT VALUE
During the accumulation phase, accumulation units shall be used to account for all amounts allocated to or withdrawn from the sub-accounts as a result of purchase payments, withdrawals, transfers, or fees and charges. MassMutual will determine the number of accumulation units of a sub-account purchased or canceled. This will be done by dividing the amount allocated to (or the amount withdrawn from) the sub-account by the dollar value of one accumulation unit of the sub-account as of the end of the business day during which the transaction is received at the Service Center.
The accumulation unit value for each sub-account was set on the date such sub-account became operative. Subsequent accumulation unit values for each sub-account are determined for each day in which the New York Stock Exchange is open for business (business day) by multiplying the accumulation unit value for the immediately preceding business day by the net investment factor for the sub-account for the current business day.
The net investment factor for each sub-account is determined by dividing A by B and subtracting C where:
A is (i) the net asset value per share of the funding vehicle or portfolio of a funding vehicle held by the sub-account for the current business day; plus (ii) any dividend per share declared on behalf of such funding vehicle or portfolio of a funding vehicle that has an ex-dividend date within the current business day; less (iii) the cumulative charge or credit for taxes reserved which is determined by MassMutual to have resulted from the operation or maintenance of the sub-account.
B is the net asset value per share of the funding vehicle or portfolio held by the sub-account for the immediately preceding business day, minus the cumulative charge or credit for taxes reserved which is determined by MassMutual to have resulted from the operation or maintenance of the sub-account as of the immediately preceding business day.
C is the cumulative charge since the immediately preceding business day for the mortality and expense risk charge and for the administrative charge.
The accumulation unit value may increase or decrease from business day to business day.
3

TRANSFERS DURING THE INCOME PHASE
Transfers of annuity reserves between sub-accounts will be made by converting the number of annuity units attributable to the annuity reserves being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.
The amount transferred to the general account from a sub-account will be based on the annuity reserves for the participant in that sub-account. Transfers to the general account will be made by converting the annuity units being transferred to purchase fixed annuity payments under the annuity option in effect and based on the age of the annuitant at the time of the transfer.
See the “Transfers and Transfer Programs – Transfers During the Income Phase” section in the prospectus for more information about transfers during the income phase.
PAYMENT OF DEATH BENEFIT
MassMutual will require due proof of death before any death benefit is paid. Due proof of death will be:
(1)
a certified death certificate;

(2)
a certified decree of a court of competent jurisdiction as to the finding of death; or

(3)
any other proof satisfactory to MassMutual.

All death benefits will be paid in accordance with applicable law or regulations governing death benefit payments.
The beneficiary designation in effect on the date we issue the certificate will remain in effect until changed. Unless the participant provides otherwise, the death benefit will be paid in equal shares to the beneficiary(ies) as follows:
(1)
to the primary beneficiary(ies) who survive the participant’s and/or the annuitant’s death, as applicable; or

(2)
if there is no primary beneficiary who survives the participant’s death and/or any annuitants death, as applicable, to the contingent beneficiary(ies) who survive the participant’s and/or the annuitant’s death, as applicable; or

(3)
if there is no primary or contingent beneficiary who survives the participant’s death and/or any annuitant’s death, as applicable, to the participant or the participant’s estate.

You may name an irrevocable beneficiary(ies). In that case, a change of beneficiary requires the consent of any irrevocable beneficiary. If an irrevocable beneficiary is named, the participant retains all other contractual rights.
See the “Death Benefit” section in the prospectus for more information on death benefits.
ANNUITY PAYMENTS
A variable annuity payment is an annuity with payments which:
(1)
are not predetermined as to dollar amount; and

(2)
will vary in amount with the net investment results of the applicable sub-accounts.

Annuity Payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized and may vary by gender of the annuitant and any joint annuitant. The annuity table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:
(1)
The dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each annuity payment. The number of annuity units will remain the same for the life of the certificate unless you transfer among investment choices during the income phase or if you elected an annuity option with reduced payments to the survivor and the reduced payments to a survivor commence.

(2)
For each sub-account, the fixed number of annuity units is multiplied by the annuity unit value on each subsequent annuity payment date.

(3)
The total dollar amount of each variable annuity payment is the sum of all sub-account variable annuity payments.

4

The number of annuity units is determined as follows:
(1)
The number of annuity units credited in each sub-account will be determined by dividing the product of the portion of the certificate value to be applied to the sub-account and the annuity purchase rate by the value of one annuity unit in that sub-account on the annuity date. The purchase rates are set forth in the variable annuity rate tables in the certificate.

(2)
For each sub-account, the amount of each annuity payment equals the product of the annuitant’s number of annuity units and the annuity unit value on the payment date. The amount of each payment may vary.

The value of any annuity unit for each sub-account was set on the date such sub-account became operative. The sub-account annuity unit value at the end of any subsequent valuation period is determined as follows:
(1)
The net investment factor for the current business day is multiplied by the value of the annuity unit for the sub-account for the immediately preceding business day.

(2)
The result in (1) is then divided by an assumed investment rate factor. The assumed investment rate factor equals 1.00 plus the assumed investment rate for the number of days since the preceding business day. The assumed investment rate is based on an effective annual rate of 4%.

The value of an annuity unit may increase or decrease from business day to business day. See “The Income Phase” section in the prospectus for more information.
EXPERTS
The financial statements of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2020 and for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended and the statutory financial statements of Massachusetts Mutual Life Insurance Company (the Company) as of December 31, 2020 and 2019, and for each of the years in the three-year period ended December 31, 2020, each have been included in this Statement of Additional Information herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, each of which are also included herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP’s report, dated February 24, 2021, states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP’s report states that the financial statements of the Company are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.
5

KPMG LLP
Two Financial Center
60 South Street
Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 4:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Massachusetts Mutual Variable Annuity Separate Account 4 (comprised of the sub-accounts listed in Appendix A to the opinion) (collectively, “the Separate Account”) as of December 31, 2020, the related statements of operations and changes in net assets for each of the years or periods (as described in Appendix A) in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2020, the results of its operations and the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five- year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2004.

Boston, Massachusetts

March 10, 2021

KPMG LLP, a Delaware limited liability partnership and a member firm of the

KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

F-1

Appendix A

Massachusetts Mutual Variable Annuity Separate Account 4 is comprised of the following sub-accounts and the activities of each sub-account have been included within the accompanying statements of assets and liabilities as of December 31, 2020 and the related statements of operations and changes in net assets for each of the years or periods (as described below) in the two-year period then ended.

Sub-Accounts	Sub-Accounts

BlackRock 60/40 Target Allocation ETF V.I. Sub-Account (Class III) **	Invesco V.I. Diversified Dividend Sub-Account (Series I)
Fidelity® VIP Contrafund® Sub-Account (Initial Class)	Invesco V.I. Diversified Dividend Sub-Account (Series II)
Fidelity® VIP Contrafund® Sub-Account (Service Class 2) Invesco Oppenheimer V.I. Capital Appreciation Sub-Account (Series II) *	Invesco V.I. Health Care Sub-Account (Series I) ** Invesco V.I. Health Care Sub-Account (Series II) **
Invesco Oppenheimer V.I. Capital Appreciation Sub-Account (Series I) *	Invesco V.I. Technology Sub-Account (Series I)
Invesco Oppenheimer V.I. Conservative Balanced Sub-Account (Series II) * Invesco Oppenheimer V.I. Conservative Balanced Sub-Account (Series I) *	Invesco V.I. Technology Sub-Account (Series II) Ivy VIP Asset Strategy Sub-Account
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub- Account (Series II) *	MML Aggressive Allocation Sub-Account (Initial Class)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub- Account (Series I) *	MML Aggressive Allocation Sub-Account (Service Class)
Invesco Oppenheimer V.I. Global Sub-Account (Series II) *	MML American Funds Core Allocation Sub-Account
Invesco Oppenheimer V.I. Global Sub-Account (Series I) * Invesco Oppenheimer V.I. Global Strategic Income Sub-Account (Series II) *	MML American Funds Growth Sub-Account MML American Funds International Sub-Account
Invesco Oppenheimer V.I. Global Strategic Income Sub-Account (Series I) *	MML Balanced Allocation Sub-Account (Initial Class)
Invesco Oppenheimer V.I. Government Money Sub-Account *	MML Balanced Allocation Sub-Account (Service Class)
Invesco Oppenheimer V.I. International Growth Sub-Account (Series II) * Invesco Oppenheimer V.I. International Growth Sub-Account (Series I) *	MML Blend Sub-Account (Initial Class) MML Blend Sub-Account (Service Class)
Invesco Oppenheimer V.I. Main Street Sub-Account (Series II) *	MML Blue Chip Growth Sub-Account (Initial Class)
Invesco Oppenheimer V.I. Main Street Sub-Account (Series I) *	MML Blue Chip Growth Sub-Account (Service Class)
Invesco Oppenheimer V.I. Total Return Bond Sub-Account * MML Growth Allocation Sub-Account (Initial Class)	MML Conservative Allocation Sub-Account (Initial Class) MML Conservative Allocation Sub-Account (Service Class)
MML Growth Allocation Sub-Account (Service Class) MML High Yield Sub-Account	MML Dynamic Bond Sub-Account (Service Class I) MML Equity Sub-Account (Initial Class)
MML Income & Growth Sub-Account (Initial Class)	MML Equity Sub-Account (Service Class)
MML Equity Income Sub-Account (Initial Class) MML Equity Income Sub-Account (Service Class)
MML Equity Index Sub-Account (Class I) MML Equity Index Sub-Account (Service Class I)
MML Equity Momentum Sub-Account (Service Class I)**
MML Equity Rotation Sub-Account (Service Class I)

F-2

Sub-Accounts	Sub-Accounts

MML Income & Growth Sub-Account (Service Class)	MML Focused Equity Sub-Account
MML Inflation-Protected and Income Sub-Account (Initial Class)	MML Foreign Sub-Account (Initial Class)
MML Inflation-Protected and Income Sub-Account (Service Class)	MML Foreign Sub-Account (Service Class)
MML International Equity Sub-Account	MML Fundamental Equity Sub-Account**
MML Large Cap Growth Sub-Account (Initial Class)	MML Fundamental Value Sub-Account
MML Large Cap Growth Sub-Account (Service Class)	MML Global Sub-Account (Class I)
MML Managed Volatility Sub-Account (Service Class)	MML Global Sub-Account (Service Class I)
MML Mid Cap Growth Sub-Account (Initial Class)	MML Global Sub-Account (Class II)
MML Mid Cap Growth Sub-Account (Service Class)	MML Growth & Income Sub-Account (Initial Class)
MML Mid Cap Value Sub-Account (Initial Class)	MML Growth & Income Sub-Account (Service Class)
MML Mid Cap Value Sub-Account (Service Class)	MML Moderate Allocation Sub-Account (Initial Class)
MML Managed Bond Sub-Account (Initial Class)	MML Moderate Allocation Sub-Account (Service Class)
MML Managed Bond Sub-Account (Service Class)	MML Short-Duration Bond Sub-Account
MML Managed Volatility Sub-Account (Initial Class)	MML Small Cap Equity Sub-Account (Initial Class)
MML Small Cap Equity Sub-Account (Service Class)
MML Small Cap Growth Equity Sub-Account (Initial Class)
MML Small Cap Growth Equity Sub-Account (Service Class)
MML Small Company Value Sub-Account
MML Small/Mid Cap Value Sub-Account (Initial Class)
MML Small/Mid Cap Value Sub-Account (Service Class)
MML Special Situations Sub-Account (Service Class I)
MML Strategic Emerging Markets Sub-Account
MML Total Return Bond Sub-Account
MML U.S. Government Money Market Sub-Account
Oppenheimer Global Multi-Alternatives Sub-Account***
PIMCO CommodityRealReturn® Strategy Sub-Account
VY® Clarion Global Real Estate Sub-Account

* See Note 2 to the financial statements for the information regarding the merger of this sub-account.

** See Note 2 to the financial statements for the former name of this Sub-Account.

***Effective April 29, 2019 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on April 29, 2019 was automatically transferred to the MML U.S. Government Money Market Sub-Account.

F-3

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

	BlackRock 60/40 Target Allocation ETF V.I. Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. Capital Appreciation Sub-Account	Invesco Oppenheimer V.I. Capital Appreciation Sub-Account	Invesco Oppenheimer V.I. Conservative Balanced Sub-Account	Invesco Oppenheimer V.I. Conservative Balanced Sub-Account	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account
	(Class III)	(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
ASSETS
Investments
Number of shares	652,618	4,925,428	4,906,007	192,552	2,286,806	4,329	393,877	289,025
Identified cost	$7,729,445	$163,065,088	$164,872,267	$10,243,442	$122,996,270	$51,144	$4,928,420	$21,560,850
Value	$8,908,234	$237,257,876	$229,257,703	$13,216,800	$160,853,938	$76,543	$7,062,219	$28,338,942
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	8,908,234	237,257,876	229,257,703	13,216,800	160,853,938	76,543	7,062,219	28,338,942
LIABILITIES
Annuitant mortality fluctuation reserve	-	10,606	-	-	5,075	-	1,116	-
Payable to Massachusetts Mutual Life Insurance Company	-	119	4	17	314	9	112	9
Total liabilities	-	10,725	4	17	5,389	9	1,228	9
NET ASSETS	$8,908,234	$237,247,151	$229,257,699	$13,216,783	$160,848,549	$76,534	$7,060,991	$28,338,933
Net Assets:
Accumulation units - value	$8,908,234	$229,603,366	$229,253,178	$13,216,783	$156,831,207	$76,534	$7,009,694	$28,336,495
Contracts in payout (annuitization) period	-	7,643,785	4,521	-	4,017,342	-	51,297	2,438
Net assets	$8,908,234	$237,247,151	$229,257,699	$13,216,783	$160,848,549	$76,534	$7,060,991	$28,338,933
Outstanding units
Contract owners	603,542	4,994,284	8,326,913	366,591	4,332,520	4,777	377,168	1,067,971
UNIT VALUE
Panorama Premier	$-	$63.30	$-	$-	$35.69	$-	$18.15	$-
Panorama Passage®
Tier 1	-	47.35	-	-	35.64	-	17.81	-
Tier 2	-	46.03	-	-	34.65	-	17.32	-
Tier 3	-	49.94	-	-	37.59	-	18.76	-
Tier 4	-	47.70	-	-	35.90	-	17.91	-
MassMutual Artistry	-	42.98	-	-	26.28	-	18.39	-
MassMutual Transitions®
Custom Plan	-	54.52	-	-	40.20	-	20.14	-
Package Plan I	-	54.52	-	-	40.20	-	20.14	-
Package Plan II	-	51.09	-	-	37.67	-	18.87	-
Package Plan III	-	48.77	-	-	35.96	-	18.02	-

See Notes to Financial Statements.

F-4

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2020

	BlackRock 60/40 Target Allocation ETF V.I. Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. Capital Appreciation Sub-Account	Invesco Oppenheimer V.I. Capital Appreciation Sub-Account	Invesco Oppenheimer V.I. Conservative Balanced Sub-Account	Invesco Oppenheimer V.I. Conservative Balanced Sub-Account	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account
	(Class III)	(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	42.37	-	-	33.78	-	15.66	-
Tier 2	-	39.61	-	-	31.58	-	14.64	-
Tier 3	-	37.98	-	-	30.28	-	14.04	-
Tier 4	-	39.55	-	-	31.53	-	14.62	-
Tier 5	-	36.97	-	-	29.48	-	13.67	-
Tier 6	-	35.45	-	-	28.26	-	13.10	-
Tier 7	-	39.04	-	-	31.13	-	14.43	-
Tier 8	-	36.44	-	-	29.06	-	13.47	-
Tier 9	-	-	36.94	29.45	-	13.66	-	35.13
Tier 10	-	-	40.08	31.95	-	14.82	-	38.12
Tier 11	-	-	34.48	27.49	-	12.75	-	32.79
Tier 12	-	-	38.15	30.42	-	14.11	-	36.29
Tier 13	-	-	32.86	26.20	-	-	-	31.25
Tier 14	-	-	35.21	28.07	-	-	-	33.48
MassMutual RetireEase SelectSM
Tier 1	-	27.92	-	-	27.26	-	12.31	-
Tier 2	-	29.88	-	-	29.17	-	13.18	-
MassMutual Transitions SelectSM
Tier 1	-	48.30	-	-	39.20	-	17.63	-
Tier 2	-	-	46.83	38.01	-	17.10	-	44.92
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	19.45	-	-	-	-	22.42
Tier 2	-	-	19.10	-	-	-	-	22.02
Tier 3	-	-	19.45	-	-	-	-	22.42
MassMutual Capital VantageSM
Tier 1	14.51	-	19.40	-	-	-	-	22.36
Tier 2	14.77	-	19.76	-	-	-	-	22.77
Tier 3	14.17	-	18.95	-	-	-	-	21.85
Tier 4	14.51	-	19.40	-	-	-	-	22.36
Tier 5	14.43	-	19.30	-	-	-	-	22.25
Tier 6	14.77	-	19.76	-	-	-	-	22.77

See Notes to Financial Statements.

F-5

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2020

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth	Invesco Oppenheimer V.I. Global	Invesco Oppenheimer V.I. Global	Invesco Oppenheimer V.I. Global Strategic Income	Invesco Oppenheimer V.I. Global Strategic Income	Invesco Oppenheimer V.I. Government Money	Invesco Oppenheimer V.I. International Growth	Invesco Oppenheimer V.I. International Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)		(Series II)	(Series I)
ASSETS
Investments
Number of shares	994,947	1,475,503	3,388,586	12,223,541	31,845,105	6,850,774	8,499,067	11,011,755
Identified cost	$76,013,175	$59,294,866	$128,887,755	$62,112,456	$158,329,793	$6,850,774	$20,382,241	$24,871,813
Value	$106,389,698	$75,781,849	$176,613,098	$61,117,705	$154,130,311	$6,850,774	$25,837,164	$32,044,207
Dividends receivable	-	-	-	-	-	5	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	314	-	-	-	-	-
Total assets	106,389,698	75,781,849	176,613,412	61,117,705	154,130,311	6,850,779	25,837,164	32,044,207
LIABILITIES
Annuitant mortality fluctuation reserve	6,361	-	5,888	-	5,154	3,346	-	531
Payable to Massachusetts Mutual Life Insurance Company	302	21	-	1	214	78	5	106
Total liabilities	6,663	21	5,888	1	5,368	3,424	5	637
NET ASSETS	$106,383,035	$75,781,828	$176,607,524	$61,117,704	$154,124,943	$6,847,355	$25,837,159	$32,043,570
Net Assets:
Accumulation units – value	$103,130,177	$75,776,424	$172,348,429	$61,117,704	$150,507,585	$6,735,745	$25,837,159	$30,980,572
Contracts in payout (annuitization) period	3,252,858	5,404	4,259,095	-	3,617,358	111,610	-	1,062,998
Net assets	$106,383,035	$75,781,828	$176,607,524	$61,117,704	$154,124,943	$6,847,355	$25,837,159	$32,043,570
Outstanding units
Contract owners	2,592,033	2,759,316	4,227,403	4,076,835	8,478,804	657,647	1,189,787	1,029,713
UNIT VALUE
Panorama Premier	$33.14	$-	$51.74	$-	$22.99	$11.86	$-	$43.95
Panorama Passage®
Tier 1	32.63	-	50.94	-	22.45	10.17	-	28.24
Tier 2	31.72	-	49.52	-	21.82	9.89	-	27.46
Tier 3	34.41	-	53.72	-	23.67	10.73	-	29.78
Tier 4	32.87	-	51.31	-	22.61	10.25	-	28.45
MassMutual Artistry	18.41	-	35.94	-	22.94	10.44	-	21.09
MassMutual Transitions®
Custom Plan	46.92	-	46.75	-	22.64	10.41	-	34.27
Package Plan I	46.92	-	46.75	-	22.64	10.41	-	34.27
Package Plan II	43.96	-	43.80	-	21.21	9.76	-	32.11
Package Plan III	41.97	-	41.81	-	20.25	9.31	-	30.66

See Notes to Financial Statements.

F-6

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2020

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth	Invesco Oppenheimer V.I. Global	Invesco Oppenheimer V.I. Global	Invesco Oppenheimer V.I. Global Strategic Income	Invesco Oppenheimer V.I. Global Strategic Income	Invesco Oppenheimer V.I. Government Money	Invesco Oppenheimer V.I. International Growth	Invesco Oppenheimer V.I. International Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)		(Series II)	(Series I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	40.33	-	36.01	-	16.72	9.38	-	28.23
Tier 2	37.70	-	33.67	-	15.63	8.77	-	26.40
Tier 3	36.15	-	32.28	-	14.99	8.41	-	25.31
Tier 4	37.64	-	33.61	-	15.61	8.76	-	26.35
Tier 5	35.19	-	31.42	-	14.59	8.19	-	24.64
Tier 6	33.74	-	30.13	-	13.99	7.85	-	23.62
Tier 7	37.17	-	33.19	-	15.41	8.65	-	26.02
Tier 8	34.69	-	30.98	-	14.38	8.07	-	24.29
Tier 9	-	31.40	-	14.56	-	-	24.57	-
Tier 10	-	34.07	-	15.80	-	-	26.66	-
Tier 11	-	29.31	-	13.59	-	-	22.93	-
Tier 12	-	32.44	-	15.04	-	-	25.37	-
Tier 13	-	27.94	-	12.95	-	-	21.85	-
Tier 14	-	29.93	-	13.88	-	-	23.41	-
MassMutual RetireEase SelectSM
Tier 1	29.44	-	22.51	-	13.79	-	-	15.49
Tier 2	31.51	-	24.10	-	14.76	-	-	16.58
MassMutual Transitions SelectSM
Tier 1	46.37	-	42.79	-	17.81	10.06	-	33.62
Tier 2	-	41.50	-	17.24	-	-	32.53	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	17.97	-	11.16	-	-	14.08	-
Tier 2	-	17.65	-	10.96	-	-	13.83	-
Tier 3	-	17.97	-	11.16	-	-	14.08	-
MassMutual Capital VantageSM
Tier 1	-	17.93	-	11.14	-	-	14.05	-
Tier 2	-	18.25	-	11.34	-	-	14.30	-
Tier 3	-	17.51	-	10.88	-	-	13.72	-
Tier 4	-	17.93	-	11.14	-	-	14.05	-
Tier 5	-	17.83	-	11.08	-	-	13.97	-
Tier 6	-	18.25	-	11.34	-	-	14.30	-

See Notes to Financial Statements.

F-7

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2020

	Invesco Oppenheimer V.I. Main Street	Invesco Oppenheimer V.I. Main Street	Invesco Oppenheimer V.I. Total Return Bond	Invesco V.I. Diversified Dividend	Invesco V.I. Diversified Dividend	Invesco V.I. Health Care	Invesco V.I. Health Care	Invesco V.I. Technology
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
ASSETS
Investments
Number of shares	721,789	1,104,850	237,543	245,043	428,663	336,214	391,616	258,910
Identified cost	$20,405,999	$30,579,195	$1,790,733	$5,944,818	$11,054,336	$9,302,983	$9,995,064	$6,626,577
Value	$21,292,784	$33,046,069	$2,002,491	$6,302,514	$10,939,483	$11,327,046	$12,414,238	$9,463,151
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	2	21
Total assets	21,292,784	33,046,069	2,002,491	6,302,514	10,939,483	11,327,046	12,414,240	9,463,172
LIABILITIES
Annuitant mortality fluctuation reserve	-	1,040	9	-	-	1,098	-	1,816
Payable to Massachusetts Mutual Life Insurance Company	4	145	-	88	10	122	-	-
Total liabilities	4	1,185	9	88	10	1,220	-	1,816
NET ASSETS	$21,292,780	$33,044,884	$2,002,482	$6,302,426	$10,939,473	$11,325,826	$12,414,240	$9,461,356
Net Assets:
Accumulation units - value	$21,292,780	$32,805,259	$2,002,197	$6,149,915	$10,939,473	$10,879,018	$12,414,240	$9,187,829
Contracts in payout (annuitization) period	-	239,625	285	152,511	-	446,808	-	273,527
Net assets	$21,292,780	$33,044,884	$2,002,482	$6,302,426	$10,939,473	$11,325,826	$12,414,240	$9,461,356
Outstanding units
Contract owners	1,040,875	1,047,878	120,583	483,803	945,327	309,109	350,828	381,843
UNIT VALUE
Panorama Premier	$-	$27.50	$16.61	$14.16	$-	$36.19	$-	$11.87
Panorama Passage®
Tier 1	-	27.93	-	13.90	-	35.52	-	11.66
Tier 2	-	27.15	-	13.51	-	34.53	-	11.33
Tier 3	-	29.45	-	14.64	-	37.40	-	12.27
Tier 4	-	28.13	-	13.98	-	35.72	-	11.72
MassMutual Artistry	-	25.67	-	12.89	-	32.66	-	11.70
MassMutual Transitions®
Custom Plan	-	35.61	-	13.79	-	40.42	-	45.92
Package Plan I	-	35.61	-	13.79	-	40.42	-	45.92
Package Plan II	-	33.37	-	12.92	-	37.88	-	43.02
Package Plan III	-	31.85	-	12.34	-	36.16	-	41.07

See Notes to Financial Statements.

F-8

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2020

	Invesco Oppenheimer V.I. Main Street Sub-Account	Invesco Oppenheimer V.I. Main Street Sub-Account	Invesco Oppenheimer V.I. Total Return Bond Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Technology Sub-Account
	(Series II)	(Series I)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	29.91	-	10.81	-	32.59	-	41.45
Tier 2	-	27.96	-	10.11	-	30.47	-	38.75
Tier 3	-	26.81	-	9.69	-	29.21	-	37.16
Tier 4	-	27.92	-	10.09	-	30.42	-	38.69
Tier 5	-	26.10	-	9.43	-	28.44	-	36.17
Tier 6	-	25.02	-	9.04	-	27.26	-	34.68
Tier 7	-	27.56	-	9.96	-	30.03	-	38.20
Tier 8	-	25.73	-	9.30	-	28.03	-	35.66
Tier 9	26.09	-	-	-	9.44	-	28.42	-
Tier 10	28.31	-	-	-	10.25	-	30.84	-
Tier 11	24.35	-	-	-	8.82	-	26.52	-
Tier 12	26.95	-	-	-	9.76	-	29.35	-
Tier 13	23.21	-	-	-	8.40	-	25.28	-
Tier 14	24.87	-	-	-	9.00	-	27.09	-
MassMutual RetireEase SelectSM
Tier 1	-	22.24	-	8.50	-	26.70	-	35.94
Tier 2	-	23.80	-	9.10	-	28.57	-	38.47
MassMutual Transitions SelectSM
Tier 1	-	34.43	-	12.64	-	38.42	-	55.37
Tier 2	33.40	-	-	-	12.29	-	37.26	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	16.60	-	-	-	-	-	-	-
Tier 2	16.30	-	-	-	-	-	-	-
Tier 3	16.60	-	-	-	-	-	-	-
MassMutual Capital VantageSM
Tier 1	16.56	-	-	-	-	-	-	-
Tier 2	16.86	-	-	-	-	-	-	-
Tier 3	16.18	-	-	-	-	-	-	-
Tier 4	16.56	-	-	-	-	-	-	-
Tier 5	16.47	-	-	-	-	-	-	-
Tier 6	16.86	-	-	-	-	-	-	-

See Notes to Financial Statements.

F-9

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2020

	Invesco V.I. Technology	Ivy VIP Asset Strategy	MML Aggressive Allocation	MML Aggressive Allocation	MML American Funds Core Allocation	MML American Funds Growth	MML American Funds International	MML Balanced Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)		(Initial Class)	(Service Class)				(Initial Class)
ASSETS
Investments
Number of shares	386,209	1,270,836	3,174,704	9,008,695	76,505,673	12,775,103	5,436,251	8,043,699
Identified cost	$9,907,682	$11,498,410	$31,445,728	$88,155,911	$913,442,363	$180,196,683	$53,026,219	$78,778,623
Value	$13,181,328	$13,270,579	$33,588,369	$93,600,338	$930,308,981	$249,753,262	$58,820,237	$83,010,968
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	13,181,328	13,270,579	33,588,369	93,600,338	930,308,981	249,753,262	58,820,237	83,010,968
LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	2	21	30	3	121	67	61	80
Total liabilities	2	21	30	3	121	67	61	80
NET ASSETS	$13,181,326	$13,270,558	$33,588,339	$93,600,335	$930,308,860	$249,753,195	$58,820,176	$83,010,888
Net Assets:
Accumulation units - value	$13,178,822	$13,270,558	$33,588,339	$93,600,335	$929,936,518	$249,515,979	$58,820,176	$83,010,888
Contracts in payout (annuitization) period	2,504	-	-	-	372,342	237,216	-	-
Net assets	$13,181,326	$13,270,558	$33,588,339	$93,600,335	$930,308,860	$249,753,195	$58,820,176	$83,010,888
Outstanding units
Contract owners	274,028	904,514	1,451,095	4,774,344	49,211,939	7,372,819	3,496,882	4,442,634

UNIT VALUE
Panorama Premier	$-	$-	$22.56	$-	$-	$-	$-	$18.46
Panorama Passage®
Tier 1	-	-	22.30	-	-	-	-	18.24
Tier 2	-	-	21.84	-	-	-	-	17.87
Tier 3	-	-	23.03	-	-	-	-	18.84
Tier 4	-	-	22.27	-	-	-	-	18.22

MassMutual Artistry	-	-	23.21	-	25.78	60.76	23.24	18.99
MassMutual Transitions®
Custom Plan	-	-	23.92	-	-	-	-	19.56
Package Plan I	-	-	23.92	-	-	-	-	19.56
Package Plan II	-	-	22.86	-	-	-	-	18.70
Package Plan III	-	-	22.13	-	-	-	-	18.10

See Notes to Financial Statements.

F-10

 Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2020

					MML	MML	MML
		Ivy VIP	MML	MML	American	American	American	MML
	Invesco V.I.	Asset	Aggressive	Aggressive	Funds	Funds	Funds	Balanced
	Technology	Strategy	Allocation	Allocation	Core Allocation	Growth	International	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)		(Initial Class)	(Service Class)				(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	15.20	22.13	-	19.59	41.41	16.76	18.10
Tier 2	-	14.71	21.01	-	18.65	39.42	15.96	17.19
Tier 3	-	14.41	20.34	-	18.09	38.23	15.47	16.64
Tier 4	-	14.71	21.01	-	18.65	39.42	15.96	17.19
Tier 5	-	14.24	19.95	-	17.75	37.53	15.19	16.32
Tier 6	-	13.95	19.32	-	17.22	36.39	14.73	15.80
Tier 7	-	14.59	20.74	-	18.42	38.94	15.76	16.97
Tier 8	-	14.12	19.70	-	17.54	37.07	15.00	16.11
Tier 9	36.13	14.35	-	19.60	17.97	37.99	15.38	-
Tier 10	39.21	14.95	-	20.91	19.12	40.41	16.35	-
Tier 11	33.73	13.89	-	18.62	17.11	36.17	14.64	-
Tier 12	37.32	14.47	-	19.91	18.20	38.46	15.57	-
Tier 13	32.15	13.39	-	17.74	16.31	34.47	13.95	-
Tier 14	34.44	13.84	-	18.69	17.13	36.21	14.66	-
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM
Tier 1	-	15.70	23.30	-	20.58	43.50	17.61	19.06
Tier 2	53.68	15.70	-	22.57	20.58	43.50	17.61	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	13.63	-	15.05	14.36	25.47	14.47	-
Tier 2	-	13.38	-	14.78	14.10	25.02	14.21	-
Tier 3	-	13.63	-	15.05	14.36	25.47	14.47	-
MassMutual Capital VantageSM
Tier 1	-	13.59	-	15.01	14.33	25.41	14.43	-
Tier 2	-	13.84	-	15.28	14.59	25.87	14.70	-
Tier 3	-	13.28	-	14.66	14.00	24.82	14.10	-
Tier 4	-	13.59	-	15.01	14.33	25.41	14.43	-
Tier 5	-	13.52	-	14.93	14.25	25.28	14.36	-
Tier 6	-	13.84	-	15.28	14.59	25.87	14.70	-

See Notes to Financial Statements.

F-11

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2020

	MML			MML	MML	MML	MML	MML
	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative	Conservative	Dynamic
	Allocation	Blend	Blend	Growth	Growth	Allocation	Allocation	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)
ASSETS
Investments
Number of shares	36,513,997	2,622,612	7,529,909	3,164,627	9,365,223	7,362,693	33,086,015	1,198,582
Identified cost	$360,404,521	$57,733,285	$165,883,815	$52,119,095	$151,920,446	$71,462,432	$318,212,978	$11,957,745
Value	$373,173,054	$65,024,697	$185,705,283	$64,906,509	$181,685,334	$76,130,243	$338,139,074	$12,453,262
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	274	-	321	-	-	-	-
Total assets	373,173,054	65,024,971	185,705,283	64,906,830	181,685,334	76,130,243	338,139,074	12,453,262

LIABILITIES
Annuitant mortality fluctuation reserve	-	519	-	1,434	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	8	-	7	-	17	36	14	-
Total liabilities	8	519	7	1,434	17	36	14	-
NET ASSETS	$373,173,046	$65,024,452	$185,705,276	$64,905,396	$181,685,317	$76,130,207	$338,139,060	$12,453,262
Net Assets:
Accumulation units - value	$373,025,091	$63,378,591	$185,705,276	$63,612,482	$181,678,396	$75,989,366	$338,139,060	$12,453,262
Contracts in payout (annuitization) period	147,955	1,645,861	-	1,292,914	6,921	140,841	-	-
Net assets	$373,173,046	$65,024,452	$185,705,276	$64,905,396	$181,685,317	$76,130,207	$338,139,060	$12,453,262
Outstanding units
Contract owners	22,692,373	2,246,956	10,470,381	1,113,935	6,214,398	4,208,998	21,085,898	1,102,442
UNIT VALUE
Panorama Premier	$-	$25.27	$-	$64.02	$-	$17.76	$-	$-
Panorama Passage®
Tier 1	-	26.71	-	63.01	-	17.55	-	-
Tier 2	-	25.96	-	61.26	-	17.19	-	-
Tier 3	-	28.17	-	65.86	-	18.13	-	-
Tier 4	-	26.90	-	62.90	-	17.53	-	-
MassMutual Artistry	-	27.92	-	66.56	-	18.27	-	-
MassMutual Transitions®
Custom Plan	-	33.14	-	61.03	-	18.82	-	-
Package Plan I	-	33.14	-	61.03	-	18.82	-	-
Package Plan II	-	31.05	-	57.18	-	17.99	-	-
Package Plan III	-	29.64	-	54.58	-	17.42	-	-

See Notes to Financial Statements.

F-12

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2020

	MML			MML	MML	MML	MML	MML
	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative	Conservative	Dynamic
	Allocation	Blend	Blend	Growth	Growth	Allocation	Allocation	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	27.35	-	50.13	-	17.42	-	-
Tier 2	-	25.57	-	46.86	-	16.54	-	-
Tier 3	-	24.51	-	44.93	-	16.01	-	-
Tier 4	-	25.53	-	46.79	-	16.54	-	-
Tier 5	-	23.86	-	43.74	-	15.70	-	-
Tier 6	-	22.88	-	41.94	-	15.20	-	-
Tier 7	-	25.20	-	46.19	-	16.33	-	-
Tier 8	-	23.52	-	43.12	-	15.50	-	-
Tier 9	16.07	-	23.84	-	43.69	-	15.43	-
Tier 10	17.14	-	25.87	-	47.41	-	16.46	-
Tier 11	15.26	-	22.26	-	40.79	-	14.65	-
Tier 12	16.32	-	24.63	-	45.13	-	15.67	-
Tier 13	14.54	-	21.21	-	38.87	-	13.96	-
Tier 14	15.32	-	22.73	-	41.65	-	14.70	-
MassMutual RetireEase SelectSM
Tier 1	-	21.64	-	38.92	-	-	-	-
Tier 2	-	23.16	-	41.66	-	-	-	-
MassMutual Transitions SelectSM
Tier 1	-	30.50	-	58.83	-	18.34	-	-
Tier 2	18.51	-	29.57	-	57.04	-	17.76	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	13.29	-	15.09	-	22.79	-	12.86	11.24
Tier 2	13.05	-	14.82	-	22.38	-	12.63	11.04
Tier 3	13.29	-	15.09	-	22.79	-	12.86	11.24
MassMutual Capital VantageSM
Tier 1	13.26	-	15.06	-	22.73	-	12.83	11.21
Tier 2	13.50	-	15.33	-	23.15	-	13.06	11.42
Tier 3	12.95	-	14.71	-	22.21	-	12.53	10.96
Tier 4	13.26	-	15.06	-	22.73	-	12.83	11.21
Tier 5	13.19	-	14.98	-	22.62	-	12.76	11.16
Tier 6	13.50	-	15.33	-	23.15	-	13.06	11.42

See Notes to Financial Statements.

F-13

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2020

					MML	MML	MML	MML
	MML	MML	MML	MML	Equity	Equity	Equity	Equity
	Equity	Equity	Equity Income	Equity Income	Index	Index	Momentum	Rotation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)
ASSETS
Investments
Number of shares	862,345	3,833,235	13,809,403	8,155,848	1,134,317	1,597,989	155,630	136,965
Identified cost	$21,572,414	$99,522,013	$143,082,518	$85,462,784	$31,272,720	$42,337,856	$1,779,061	$1,757,723
Value	$21,591,157	$94,339,627	$141,960,666	$82,700,293	$32,974,599	$44,360,171	$2,048,092	$2,017,490
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	1	-	-
Total assets	21,591,157	94,339,627	141,960,666	82,700,293	32,974,599	44,360,172	2,048,092	2,017,490
LIABILITIES
Annuitant mortality fluctuation reserve	327	-	1,545	-	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	74	3	115	8	87	-	-	-
Total liabilities	401	3	1,660	8	87	-	-	-
NET ASSETS	$21,590,756	$94,339,624	$141,959,006	$82,700,285	$32,974,512	$44,360,172	$2,048,092	$2,017,490
Net Assets:
Accumulation units - value	$20,782,188	$94,339,624	$137,718,296	$82,694,621	$31,628,792	$44,360,172	$2,048,092	$2,017,490
Contracts in payout (annuitization) period	808,568	-	4,240,710	5,664	1,345,720	-	-	-
Net assets	$21,590,756	$94,339,624	$141,959,006	$82,700,285	$32,974,512	$44,360,172	$2,048,092	$2,017,490
Outstanding units
Contract owners	925,884	4,851,758	5,424,458	3,974,069	1,036,338	1,247,806	109,941	108,233
UNIT VALUE
Panorama Premier	$18.62	$-	$31.56	$-	$28.33	$-	$-	$-
Panorama Passage®
Tier 1	20.65	-	31.06	-	29.38	-	-	-
Tier 2	20.07	-	30.20	-	28.56	-	-	-
Tier 3	21.77	-	32.47	-	30.99	-	-	-
Tier 4	20.80	-	31.01	-	29.59	-	-	-
MassMutual Artistry	22.27	-	32.81	-	26.97	-	-	-
MassMutual Transitions®
Custom Plan	28.08	-	29.21	-	39.57	-	-	-
Package Plan I	28.08	-	29.21	-	39.57	-	-	-
Package Plan II	26.31	-	27.37	-	37.07	-	-	-
Package Plan III	25.11	-	26.13	-	35.39	-	-	-

See Notes to Financial Statements.

F-14

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2020

					MML	MML	MML	MML
	MML	MML	MML	MML	Equity	Equity	Equity	Equity
	Equity	Equity	Equity Income	Equity Income	Index	Index	Momentum	Rotation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	23.12	-	24.10	-	32.94	-	-	-
Tier 2	21.62	-	22.53	-	30.80	-	-	-
Tier 3	20.72	-	21.60	-	29.53	-	-	-
Tier 4	21.58	-	22.49	-	30.75	-	-	-
Tier 5	20.18	-	21.03	-	28.74	-	-	-
Tier 6	19.34	-	20.16	-	27.56	-	-	-
Tier 7	21.31	-	22.21	-	30.36	-	-	-
Tier 8	19.89	-	20.73	-	28.34	-	-	-
Tier 9	-	20.16	-	21.03	-	28.72	-	-
Tier 10	-	21.88	-	22.82	-	31.16	-	-
Tier 11	-	18.82	-	19.63	-	26.80	-	-
Tier 12	-	20.83	-	21.72	-	29.66	-	-
Tier 13	-	17.94	-	18.71	-	25.55	-	-
Tier 14	-	19.22	-	20.04	-	27.37	-	-
MassMutual RetireEase SelectSM
Tier 1	15.68	-	16.76	-	24.56	-	-	-
Tier 2	16.78	-	17.93	-	26.29	-	-	-
MassMutual Transitions SelectSM
Tier 1	25.74	-	26.87	-	37.71	-	-	-
Tier 2	-	24.97	-	26.08	-	36.56	-	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	28.71	-	-	-
Tier 2	-	-	-	-	29.13	-	-	-
Tier 3	-	-	-	-	30.22	-	-	-
Tier 4	-	-	-	-	30.22	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	13.77	-	14.49	-	-	-	-
Tier 2	-	13.52	-	14.23	-	-	-	-
Tier 3	-	13.77	-	14.49	-	-	-	-
MassMutual Capital VantageSM
Tier 1	-	13.73	-	14.45	-	-	18.30	18.31
Tier 2	-	13.98	-	14.72	-	-	18.63	18.64
Tier 3	-	13.41	-	14.12	-	-	17.88	17.89
Tier 4	-	13.73	-	14.45	-	-	18.30	18.31
Tier 5	-	13.66	-	14.38	-	-	18.20	18.21
Tier 6	-	13.98	-	14.72	-	-	18.63	18.64

See Notes to Financial Statements.

F-15

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2020

	MML			MML	MML
	Focused	MML	MML	Fundamental	Fundamental	MML	MML	MML
	Equity	Foreign	Foreign	Equity	Value	Global	Global	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)
ASSETS
Investments
Number of shares	2,716,032	11,810,999	836,100	1,843,500	1,309,751	369,955	1,314,265	313,580
Identified cost	$15,998,233	$112,986,106	$8,045,273	$18,684,157	$16,609,378	$4,465,877	$15,625,949	$3,661,881
Value	$18,957,903	$118,346,216	$8,319,199	$19,006,482	$14,865,673	$5,164,568	$18,084,285	$4,487,331
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	18,957,903	118,346,216	8,319,199	19,006,482	14,865,673	5,164,568	18,084,285	4,487,331
LIABILITIES
Annuitant mortality fluctuation reserve	-	1,111	-	-	-	-	-	7
Payable to Massachusetts Mutual Life Insurance Company	43	136	16	32	65	84	17	12
Total liabilities	43	1,247	16	32	65	84	17	19
NET ASSETS	$18,957,860	$118,344,969	$8,319,183	$19,006,450	$14,865,608	$5,164,484	$18,084,268	$4,487,312
Net Assets:
Accumulation units - value	$18,957,860	$114,239,748	$8,319,183	$18,918,472	$14,865,608	$4,805,538	$18,084,268	$4,487,083
Contracts in payout (annuitization) period	-	4,105,221	-	87,978	-	358,946	-	229
Net assets	$18,957,860	$118,344,969	$8,319,183	$19,006,450	$14,865,608	$5,164,484	$18,084,268	$4,487,312
Outstanding units
Contract owners	881,782	7,346,537	584,504	880,974	1,019,772	214,433	924,023	256,171
UNIT VALUE
Panorama Premier	$27.24	$15.22	$-	$28.28	$18.65	$-	$-	$19.87
Panorama Passage®
Tier 1	27.03	15.31	-	28.06	18.51	-	-	19.23
Tier 2	26.66	14.89	-	27.67	18.25	-	-	18.69
Tier 3	27.62	16.15	-	28.68	18.91	-	-	20.28
Tier 4	27.01	15.42	-	28.04	18.49	-	-	19.37
MassMutual Artistry	27.76	14.40	-	28.83	19.01	-	-	14.28
MassMutual Transitions®
Custom Plan	28.32	18.07	-	29.41	19.39	24.80	-	-
Package Plan I	28.32	18.07	-	29.41	19.39	24.80	-	-
Package Plan II	27.48	16.93	-	28.53	18.81	23.23	-	-
Package Plan III	26.89	16.16	-	27.92	18.41	22.18	-	-

See Notes to Financial Statements.

F-16

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2020

	MML			MML	MML
	Focused	MML	MML	Fundamental	Fundamental	MML	MML	MML
	Equity	Foreign	Foreign	Equity	Value	Global	Global	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	26.89	15.20	-	27.92	18.41	22.02	-	-
Tier 2	25.97	14.21	-	26.96	17.78	20.59	-	-
Tier 3	25.42	13.63	-	26.39	17.40	19.74	-	-
Tier 4	25.97	14.19	-	26.96	17.78	20.56	-	-
Tier 5	25.09	13.26	-	26.05	17.18	19.22	-	-
Tier 6	24.55	12.72	-	25.49	16.81	18.43	-	-
Tier 7	25.75	14.01	-	26.73	17.63	20.30	-	-
Tier 8	24.87	13.08	-	25.82	17.03	18.94	-	-
Tier 9	25.31	-	13.25	26.27	17.33	-	19.28	-
Tier 10	26.43	-	14.38	27.44	18.09	-	20.92	-
Tier 11	24.44	-	12.37	25.38	16.74	-	17.99	-
Tier 12	25.53	-	13.68	26.50	17.48	-	19.91	-
Tier 13	23.51	-	11.79	24.41	16.10	-	17.15	-
Tier 14	24.34	-	12.63	25.27	16.66	-	18.37	-
MassMutual RetireEase SelectSM
Tier 1	-	9.24	-	-	-	17.63	-	-
Tier 2	-	9.89	-	-	-	18.87	-	-
MassMutual Transitions SelectSM
Tier 1	27.84	17.18	-	28.90	19.06	26.82	-	-
Tier 2	27.84	-	16.65	28.90	19.06	-	26.11	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	19.03	-	10.83	19.71	13.30	-	16.13	-
Tier 2	18.68	-	10.64	19.36	13.06	-	15.84	-
Tier 3	19.03	-	10.83	19.71	13.30	-	16.13	-
MassMutual Capital VantageSM
Tier 1	18.98	-	10.80	19.66	13.27	-	16.08	-
Tier 2	19.32	-	11.00	20.02	13.51	-	16.38	-
Tier 3	18.54	-	10.55	19.21	12.96	-	15.71	-
Tier 4	18.98	-	10.80	19.66	13.27	-	16.08	-
Tier 5	18.88	-	10.75	19.56	13.20	-	16.00	-
Tier 6	19.32	-	11.00	20.02	13.51	-	16.38	-

See Notes to Financial Statements.

F-17

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2020

								MML
	MML	MML	MML	MML		MML	MML	Inflation-
	Growth	Growth	Growth	Growth	MML	Income	Income	Protected
	& Income	& Income	Allocation	Allocation	High Yield	& Growth	& Growth	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
ASSETS
Investments
Number of shares	3,484,525	2,449,344	41,939,540	84,892,152	4,247,340	2,169,541	2,744,896	11,478,243
Identified cost	$39,881,113	$40,542,604	$380,898,269	$779,536,500	$41,274,861	$22,064,496	$27,815,257	$119,636,649
Value	$71,537,293	$49,795,172	$393,392,887	$788,648,089	$42,643,293	$21,695,409	$27,009,778	$130,966,753
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	135	-	-	-	95
Total assets	71,537,293	49,795,172	393,392,887	788,648,224	42,643,293	21,695,409	27,009,778	130,966,848
LIABILITIES
Annuitant mortality fluctuation reserve	5,971	-	-	-	106	209	-	2,182
Payable to Massachusetts Mutual Life Insurance Company	256	1	6	-	43	108	3	-
Total liabilities	6,227	1	6	-	149	317	3	2,182
NET ASSETS	$71,531,066	$49,795,171	$393,392,881	$788,648,224	$42,643,144	$21,695,092	$27,009,775	$130,964,666
Net Assets:
Accumulation units - value	$71,141,684	$49,795,171	$393,392,881	$788,563,256	$42,639,613	$20,778,976	$27,009,775	$127,450,272
Contracts in payout (annuitization) period	389,382	-	-	84,968	3,531	916,116	-	3,514,394
Net assets	$71,531,066	$49,795,171	$393,392,881	$788,648,224	$42,643,144	$21,695,092	$27,009,775	$130,964,666
Outstanding units
Contract owners	1,995,917	2,420,663	18,484,124	39,460,627	2,894,882	893,631	1,567,693	8,662,812
UNIT VALUE
Panorama Premier	$36.16	$-	$21.01	$-	$17.78	$27.07	$-	$15.80
Panorama Passage®
Tier 1	35.59	-	20.77	-	17.61	20.83	-	15.55
Tier 2	34.59	-	20.34	-	17.31	20.25	-	15.12
Tier 3	37.19	-	21.45	-	18.08	21.97	-	16.25
Tier 4	35.52	-	20.74	-	17.59	20.98	-	15.52
MassMutual Artistry	37.59	-	21.62	-	18.20	19.79	-	16.43
MassMutual Transitions®
Custom Plan	39.15	-	22.27	-	18.65	26.57	-	17.11
Package Plan I	39.15	-	22.27	-	18.65	26.57	-	17.11
Package Plan II	36.80	-	21.28	-	17.97	24.90	-	16.08
Package Plan III	35.21	-	20.61	-	17.50	23.77	-	15.39

See Notes to Financial Statements.

F-18

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2020

								MML
	MML	MML	MML	MML		MML	MML	Inflation-
	Growth	Growth	Growth	Growth	MML	Income	Income	Protected
	& Income	& Income	Allocation	Allocation	High Yield	& Growth	& Growth	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	26.89	-	20.61	-	17.50	21.52	-	14.43
Tier 2	25.14	-	19.57	-	16.77	20.11	-	13.49
Tier 3	24.11	-	18.94	-	16.33	19.29	-	12.93
Tier 4	25.10	-	19.57	-	16.77	20.08	-	13.47
Tier 5	23.47	-	18.58	-	16.07	18.77	-	12.59
Tier 6	22.50	-	17.99	-	15.64	18.00	-	12.07
Tier 7	24.78	-	19.31	-	16.59	19.83	-	13.29
Tier 8	23.13	-	18.34	-	15.90	18.51	-	12.41
Tier 9	-	23.44	-	18.29	16.24	-	18.77	-
Tier 10	-	25.44	-	19.51	17.13	-	20.37	-
Tier 11	-	21.88	-	17.37	15.56	-	17.52	-
Tier 12	-	24.22	-	18.57	16.41	-	19.39	-
Tier 13	-	20.86	-	16.55	14.83	-	16.70	-
Tier 14	-	22.35	-	17.43	15.48	-	17.89	-
MassMutual RetireEase SelectSM
Tier 1	21.06	-	-	-	-	15.31	-	13.89
Tier 2	22.54	-	-	-	-	16.39	-	14.86
MassMutual Transitions SelectSM
Tier 1	30.74	-	21.70	-	18.26	24.34	-	15.42
Tier 2	-	29.80	-	21.06	18.26	-	23.62	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	17.62	-	14.40	12.80	-	14.24	-
Tier 2	-	17.30	-	14.14	12.57	-	13.99	-
Tier 3	-	17.62	-	14.40	12.80	-	14.24	-
MassMutual Capital VantageSM
Tier 1	-	17.57	-	14.36	12.76	-	14.21	-
Tier 2	-	17.89	-	14.63	13.00	-	14.47	-
Tier 3	-	17.17	-	14.03	12.47	-	13.88	-
Tier 4	-	17.57	-	14.36	12.76	-	14.21	-
Tier 5	-	17.48	-	14.29	12.70	-	14.13	-
Tier 6	-	17.89	-	14.63	13.00	-	14.47	-

See Notes to Financial Statements.

F-19

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2020

	MML
	Inflation-	MML	MML	MML	MML	MML	MML	MML
	Protected	International	Large Cap	Large Cap	Managed	Managed	Managed	Managed
	and Income	Equity	Growth	Growth	Bond	Bond	Volatility	Volatility
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	4,077,648	691,680	1,250,285	1,657,612	8,416,899	19,720,056	6,763,277	1,968,115
Identified cost	$42,085,043	$6,611,140	$13,431,640	$17,790,814	$106,621,747	$247,725,718	$84,762,993	$24,601,508
Value	$46,199,758	$6,833,800	$17,478,982	$22,228,573	$114,407,663	$266,777,219	$93,222,933	$26,903,894
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	46,199,758	6,833,800	17,478,982	22,228,573	114,407,663	266,777,219	93,222,933	26,903,894
LIABILITIES
Annuitant mortality fluctuation reserve	-	-	287	-	1,601	-	1,186	-
Payable to Massachusetts Mutual Life Insurance Company	6	28	62	2	162	31	124	9
Total liabilities	6	28	349	2	1,763	31	1,310	9
NET ASSETS	$46,199,752	$6,833,772	$17,478,633	$22,228,571	$114,405,900	$266,777,188	$93,221,623	$26,903,885
Net Assets:
Accumulation units - value	$46,193,736	$6,833,772	$17,340,975	$22,228,571	$111,290,744	$266,769,377	$90,528,615	$26,903,885
Contracts in payout (annuitization) period	6,016	-	137,658	-	3,115,156	7,811	2,693,008	-
Net assets	$46,199,752	$6,833,772	$17,478,633	$22,228,571	$114,405,900	$266,777,188	$93,221,623	$26,903,885
Outstanding units
Contract owners	3,431,376	562,014	492,342	965,919	6,518,330	17,765,196	5,170,638	1,669,075
UNIT VALUE
Panorama Premier	$-	$-	$28.15	$-	$-	$14.27	$16.46	$-
Panorama Passage®
Tier 1	-	-	28.37	-	21.57	-	16.15	-
Tier 2	-	-	27.58	-	20.97	-	15.70	-
Tier 3	-	-	29.92	-	22.75	-	17.01	-
Tier 4	-	-	28.58	-	21.73	-	16.25	-
MassMutual Artistry	-	11.28	23.20	-	21.87	-	17.07	-
MassMutual Transitions®
Custom Plan	-	11.45	40.27	-	20.18	-	21.43	-
Package Plan I	-	11.45	40.27	-	20.18	-	21.43	-
Package Plan II	-	11.19	37.73	-	18.91	-	20.08	-
Package Plan III	-	11.00	36.02	-	18.05	-	19.17	-

See Notes to Financial Statements.

F-20

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2020

	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	11.00	34.10	-	16.21	-	16.66	-
Tier 2	-	10.71	31.88	-	15.15	-	15.58	-
Tier 3	-	10.54	30.56	-	14.53	-	14.93	-
Tier 4	-	10.71	31.83	-	15.13	-	15.55	-
Tier 5	-	10.43	29.75	-	14.14	-	14.54	-
Tier 6	-	10.26	28.53	-	13.56	-	13.94	-
Tier 7	-	10.64	31.42	-	14.94	-	15.35	-
Tier 8	-	10.36	29.33	-	13.94	-	14.33	-
Tier 9	12.58	10.50	-	29.72	-	14.13	-	14.53
Tier 10	13.65	10.86	-	32.25	-	15.34	-	15.77
Tier 11	11.74	10.23	-	27.74	-	13.19	-	13.56
Tier 12	12.99	10.57	-	30.70	-	14.60	-	15.01
Tier 13	11.19	9.92	-	26.44	-	12.58	-	12.93
Tier 14	11.99	10.19	-	28.32	-	13.47	-	13.85
MassMutual RetireEase SelectSM
Tier 1	-	-	29.86	-	15.04	-	12.13	-
Tier 2	-	-	31.96	-	16.10	-	12.98	-
MassMutual Transitions SelectSM
Tier 1	-	11.30	42.37	-	17.38	-	18.96	-
Tier 2	14.95	11.30	-	41.07	-	16.86	-	18.39
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	11.76	12.28	-	20.89	-	11.48	-	11.91
Tier 2	11.54	12.06	-	20.52	-	11.28	-	11.69
Tier 3	11.76	12.28	-	20.89	-	11.48	-	11.91
MassMutual Capital VantageSM
Tier 1	11.73	12.25	-	20.84	-	11.45	-	11.88
Tier 2	11.94	12.47	-	21.22	-	11.66	-	12.09
Tier 3	11.46	11.97	-	20.36	-	11.19	-	11.60
Tier 4	11.73	12.25	-	20.84	-	11.45	-	11.88
Tier 5	11.66	12.19	-	20.73	-	11.39	-	11.81
Tier 6	11.94	12.47	-	21.22	-	11.66	-	12.09

See Notes to Financial Statements.

F-21

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2020

	MML Mid Cap Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
ASSETS
Investments
Number of shares	4,969,688	6,892,094	12,576,506	4,939,303	21,687,964	147,236,440	4,513,109	2,453,768
Identified cost	$75,771,814	$101,901,816	$130,354,387	$51,653,823	$226,812,137	$1,573,368,889	$43,587,813	$22,173,246
Value	$89,951,347	$117,785,885	$133,185,201	$51,269,965	$235,097,525	$1,575,429,909	$44,273,597	$27,262,515
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	23	299	-
Total assets	89,951,347	117,785,885	133,185,201	51,269,965	235,097,525	1,575,429,932	44,273,896	27,262,515
LIABILITIES
Annuitant mortality fluctuation reserve	1,939	-	3,866	-	-	-	1,016	2,832
Payable to Massachusetts Mutual Life Insurance Company	142	8	192	17	64	-	-	154
Total liabilities	2,081	8	4,058	17	64	-	1,016	2,986
NET ASSETS	$89,949,266	$117,785,877	$133,181,143	$51,269,948	$235,097,461	$1,575,429,932	$44,272,880	$27,259,529
Net Assets:
Accumulation units - value	$88,465,722	$117,785,877	$129,436,928	$51,269,948	$235,097,461	$1,575,414,397	$44,228,821	$26,929,301
Contracts in payout (annuitization) period	1,483,544	-	3,744,215	-	-	15,535	44,059	330,228
Net assets	$89,949,266	$117,785,877	$133,181,143	$51,269,948	$235,097,461	$1,575,429,932	$44,272,880	$27,259,529
Outstanding units
Contract owners	1,454,733	4,168,210	3,707,481	2,406,081	11,897,524	87,882,437	4,150,563	706,873
UNIT VALUE
Panorama Premier	$103.40	$-	$45.26	$-	$19.40	$-	$10.82	$46.65
Panorama Passage®
Tier 1	76.57	-	47.92	-	19.18	-	10.72	41.99
Tier 2	74.43	-	46.58	-	18.78	-	10.54	40.82
Tier 3	80.75	-	50.53	-	19.81	-	11.01	44.28
Tier 4	77.12	-	48.27	-	19.15	-	10.71	42.29
MassMutual Artistry	61.93	-	51.29	-	19.96	-	11.08	40.65
MassMutual Transitions®
Custom Plan	70.09	-	41.45	-	20.57	-	11.35	39.49
Package Plan I	70.09	-	41.45	-	20.57	-	11.35	39.49
Package Plan II	65.68	-	38.84	-	19.65	-	10.94	37.00
Package Plan III	62.69	-	37.07	-	19.03	-	10.65	35.32

See Notes to Financial Statements.

F-22

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2020

	MML Mid Cap Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	41.52	-	32.42	-	19.03	-	10.65	31.09
Tier 2	39.16	-	30.31	-	18.07	-	10.20	29.07
Tier 3	37.75	-	29.06	-	17.49	-	9.94	27.87
Tier 4	39.16	-	30.26	-	18.07	-	10.20	29.02
Tier 5	36.93	-	28.29	-	17.16	-	9.78	27.13
Tier 6	35.60	-	27.13	-	16.61	-	9.52	26.01
Tier 7	38.60	-	29.88	-	17.84	-	10.10	28.66
Tier 8	36.40	-	27.89	-	16.94	-	9.67	26.75
Tier 9	-	36.52	-	28.27	-	16.87	9.88	-
Tier 10	-	39.28	-	30.68	-	18.00	10.42	-
Tier 11	-	34.44	-	26.39	-	16.02	9.47	-
Tier 12	-	37.40	-	29.21	-	17.13	9.99	-
Tier 13	-	32.82	-	25.16	-	15.27	9.03	-
Tier 14	-	34.81	-	26.95	-	16.08	9.42	-
MassMutual RetireEase SelectSM
Tier 1	35.82	-	22.51	-	-	-	-	23.47
Tier 2	38.34	-	24.09	-	-	-	-	25.12
MassMutual Transitions SelectSM
Tier 1	44.03	-	35.71	-	20.04	-	11.11	36.61
Tier 2	-	42.70	-	34.63	-	19.43	11.11	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	19.81	-	14.28	-	13.60	10.36	-
Tier 2	-	19.46	-	14.02	-	13.35	10.18	-
Tier 3	-	19.81	-	14.28	-	13.60	10.36	-
MassMutual Capital VantageSM
Tier 1	-	19.76	-	14.24	-	13.56	10.34	-
Tier 2	-	20.12	-	14.50	-	13.81	10.53	-
Tier 3	-	19.31	-	13.91	-	13.25	10.10	-
Tier 4	-	19.76	-	14.24	-	13.56	10.34	-
Tier 5	-	19.66	-	14.16	-	13.49	10.28	-
Tier 6	-	20.12	-	14.50	-	13.81	10.53	-

See Notes to Financial Statements.

F-23

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2020

	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)
ASSETS
Investments
Number of shares	2,331,431	5,396,406	2,013,469	1,742,820	8,930,505	2,066,029	64,220	1,122,940
Identified cost	$20,872,676	$70,112,793	$26,391,223	$24,917,253	$93,943,461	$22,538,625	$757,915	$12,072,526
Value	$25,344,935	$90,996,175	$31,164,773	$25,549,738	$97,699,723	$22,292,449	$950,460	$16,215,248
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	62	-	-	-	1	-	-
Total assets	25,344,935	90,996,237	31,164,773	25,549,738	97,699,723	22,292,450	950,460	16,215,248
LIABILITIES
Annuitant mortality fluctuation reserve	-	4,136	-	-	1,514	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	8	-	9	36	37	-	-	77
Total liabilities	8	4,136	9	36	1,551	-	-	77
NET ASSETS	$25,344,927	$90,992,101	$31,164,764	$25,549,702	$97,698,172	$22,292,450	$950,460	$16,215,171
Net Assets:
Accumulation units - value	$25,344,927	$87,777,419	$31,164,764	$25,549,702	$94,424,016	$22,292,450	$950,460	$16,215,171
Contracts in payout (annuitization) period	-	3,214,682	-	-	3,274,156	-	-	-
Net assets	$25,344,927	$90,992,101	$31,164,764	$25,549,702	$97,698,172	$22,292,450	$950,460	$16,215,171
Outstanding units
Contract owners	1,169,902	1,790,589	1,072,366	1,280,052	3,498,522	1,139,563	50,391	1,017,814
UNIT VALUE
Panorama Premier	$-	$61.21	$-	$-	$36.63	$-	$-	$-
Panorama Passage®
Tier 1	-	54.04	-	-	36.05	-	-	-
Tier 2	-	52.53	-	-	35.05	-	-	-
Tier 3	-	56.98	-	-	37.68	-	-	-
Tier 4	-	54.43	-	-	35.99	-	-	-
MassMutual Artistry	-	38.71	-	33.50	38.08	-	-	19.00
MassMutual Transitions®
Custom Plan	-	60.18	-	-	39.66	-	-	-
Package Plan I	-	60.18	-	-	39.66	-	-	-
Package Plan II	-	56.38	-	-	37.28	-	-	-
Package Plan III	-	53.82	-	-	35.67	-	-	-

See Notes to Financial Statements.

F-24

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2020

	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	44.52	-	32.09	25.61	-	-	14.81
Tier 2	-	41.62	-	30.63	23.94	-	-	14.10
Tier 3	-	39.90	-	29.75	22.96	-	-	13.67
Tier 4	-	41.55	-	30.63	23.91	-	-	14.10
Tier 5	-	38.85	-	29.23	22.35	-	-	13.42
Tier 6	-	37.25	-	28.39	21.43	-	-	13.01
Tier 7	-	41.03	-	30.27	23.60	-	-	13.92
Tier 8	-	38.29	-	28.89	22.03	-	-	13.25
Tier 9	27.06	-	38.81	29.57	-	22.32	-	13.58
Tier 10	29.37	-	42.11	31.35	-	24.22	-	14.45
Tier 11	25.26	-	36.23	28.22	-	20.83	-	12.93
Tier 12	27.96	-	40.09	29.92	-	23.05	-	13.75
Tier 13	24.08	-	34.53	26.90	-	19.86	-	12.33
Tier 14	25.80	-	36.99	28.19	-	21.27	-	12.95
MassMutual RetireEase SelectSM
Tier 1	-	31.31	-	-	16.85	-	-	-
Tier 2	-	33.51	-	-	18.03	-	-	-
MassMutual Transitions SelectSM
Tier 1	-	54.46	-	33.62	28.11	-	-	15.56
Tier 2	35.44	-	52.81	33.62	-	27.25	-	15.56
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	17.05	-	21.65	15.61	-	13.56	-	16.22
Tier 2	16.74	-	21.26	15.33	-	13.32	-	15.93
Tier 3	17.05	-	21.65	15.61	-	13.56	-	16.22
MassMutual Capital VantageSM
Tier 1	17.00	-	21.59	15.57	-	13.53	18.53	16.18
Tier 2	17.31	-	21.98	15.85	-	13.77	18.87	16.47
Tier 3	16.61	-	21.09	15.21	-	13.21	18.10	15.80
Tier 4	17.00	-	21.59	15.57	-	13.53	18.53	16.18
Tier 5	16.92	-	21.48	15.49	-	13.46	18.43	16.09
Tier 6	17.31	-	21.98	15.85	-	13.77	18.87	16.47

See Notes to Financial Statements.

F-25

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2020

			PIMCO	VY®
		MML U.S.	Commodity	Clarion
	MML Total	Government	RealReturn®	Global
	Return Bond	Money Market	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
ASSETS
Investments
Number of shares	4,307,066	143,713,749	1,244,319	1,197,324
Identified cost	$46,003,502	$143,711,740	$8,302,334	$13,451,539
Value	$47,980,719	$143,713,775	$7,627,679	$12,571,894
Dividends receivable	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	56	-	-
Total assets	47,980,719	143,713,831	7,627,679	12,571,894
LIABILITIES
Annuitant mortality fluctuation reserve	-	2,014	73	77
Payable to Massachusetts Mutual Life Insurance Company	31	-	115	57
Total liabilities	31	2,014	188	134
NET ASSETS	$47,980,688	$143,711,817	$7,627,491	$12,571,760
Net Assets:
Accumulation units - value	$47,980,688	$142,989,904	$7,388,714	$12,056,110
Contracts in payout (annuitization) period	-	721,913	238,777	515,650
Net assets	$47,980,688	$143,711,817	$7,627,491	$12,571,760
Outstanding units
Contract owners	4,106,252	15,675,879	1,401,409	807,288

UNIT VALUE
Panorama Premier	$11.78	$8.83	$5.35	$15.43
Panorama Passage®
Tier 1	11.69	8.72	5.28	15.23
Tier 2	11.53	8.55	5.15	14.88
Tier 3	11.94	9.01	5.47	15.80
Tier 4	11.68	8.71	5.27	15.21
MassMutual Artistry	12.01	9.08	5.52	15.94
MassMutual Transitions®
Custom Plan	12.25	9.36	5.71	16.49
Package Plan I	12.25	9.36	5.71	16.49
Package Plan II	11.88	8.94	5.42	15.66
Package Plan III	11.63	8.66	5.23	15.10

See Notes to Financial Statements.

F-26

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2020

			PIMCO	VY®
		MML U.S.	Commodity	Clarion
	MML Total	Government	RealReturn®	Global
	Return Bond	Money Market	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	11.63	8.66	5.23	15.09
Tier 2	11.23	8.22	4.93	14.23
Tier 3	10.99	7.96	4.75	13.72
Tier 4	11.23	8.22	4.93	14.23
Tier 5	10.85	7.81	4.65	13.42
Tier 6	10.62	7.56	4.48	12.94
Tier 7	11.13	8.12	4.86	14.03
Tier 8	10.75	7.71	4.58	13.23
Tier 9	10.94	7.92	4.74	13.69
Tier 10	11.43	8.45	5.10	14.72
Tier 11	10.57	7.52	4.47	12.91
Tier 12	11.04	8.04	4.86	14.02
Tier 13	10.17	7.17	4.26	12.30
Tier 14	10.52	7.55	4.52	13.05
MassMutual RetireEase SelectSM
Tier 1	-	8.92	5.28	12.18
Tier 2	-	9.19	5.66	13.04
MassMutual Transitions SelectSM
Tier 1	12.04	9.12	5.54	16.00
Tier 2	12.04	9.12	5.54	16.00
MassMutual Equity EdgeSM
Tier 1	-	8.80	-	-
Tier 2	-	-	-	-
Tier 3	-	-	-	-
Tier 4	-	9.10	-	-
MassMutual Transitions SelectSM II
Tier 1	11.46	9.70	-	-
Tier 2	11.26	9.53	-	-
Tier 3	11.46	9.70	-	-
MassMutual Capital VantageSM
Tier 1	11.43	9.68	-	-
Tier 2	11.64	9.85	-	-
Tier 3	11.17	9.45	-	-
Tier 4	11.43	9.68	-	-
Tier 5	11.37	9.63	-	-
Tier 6	11.64	9.85	-	-

See Notes to Financial Statements.

F-27

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2020

	BlackRock			Invesco	Invesco	Invesco	Invesco	Invesco
	60/40 Target	Fidelity®	Fidelity®	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Allocation	VIP	VIP	Capital	Capital	Conservative	Conservative	Discovery
	ETF V.I.	Contrafund®	Contrafund®	Appreciation	Appreciation	Balanced	Balanced	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
Investment income
Dividends	$116,275	$557,850	$159,181	$-	$-	$1,391	$141,102	$-

Expenses
Mortality and expense risk fee and administrative charges	61,737	2,795,018	2,620,841	163,741	1,910,010	1,050	77,324	278,443

Net Investment income (loss)	54,538	(2,237,168)	(2,461,660)	(163,741)	(1,910,010)	341	63,778	(278,443)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	86,316	23,385,017	6,208,732	590,231	10,239,137	2,589	275,562	189,797
Realized gain distribution	14,098	1,234,403	1,080,496	1,814,781	21,660,438	1,758	156,789	1,863,813
Realized gain (loss)	100,414	24,619,420	7,289,228	2,405,012	31,899,575	4,347	432,351	2,053,610
Change in net unrealized appreciation/depreciation of investments	1,053,232	34,970,871	47,885,827	1,391,942	15,551,455	4,511	373,131	6,038,721

Net gain (loss) on investments	1,153,646	59,590,291	55,175,055	3,796,954	47,451,030	8,858	805,482	8,092,331

Net increase (decrease) in net assets resulting from operations	1,208,184	57,353,123	52,713,395	3,633,213	45,541,020	9,199	869,260	7,813,888

Capital transactions:
Transfer of net premiums	3,661,160	2,112,378	17,286,293	145,925	773,400	-	15,576	4,020,301
Transfers due to death benefits	-	(1,939,940)	(1,210,488)	(107,866)	(1,403,757)	-	(151,874)	(130,010)
Transfers due to annuity benefit payments	-	(806,297)	(105)	-	(312,139)	-	(7,790)	(55)
Transfers due to withdrawal of funds	(134,553)	(30,172,823)	(23,115,223)	(1,736,083)	(22,716,393)	(4,404)	(475,801)	(2,082,172)
Transfers due to loans, net of repayments	-	50,784	-	-	11,863	-	(624)	-
Transfers due to cost of insurance	-	(580,454)	(129,474)	(11,469)	(482,916)	28	(5,420)	(7,285)
Transfers due to contingent deferred sales charges	-	(1,112)	-	-	(434)	-	(74)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	18,018	(631)	-	109,706	-	2,126	(329)
Transfers between Sub-Accounts and to/from Fixed Account	597,613	(20,897,923)	(7,838,577)	(1,595,520)	(22,019,795)	-	(57,430)	702,304

Net increase (decrease) in net assets resulting from capital transactions	4,124,221	(52,217,369)	(15,008,205)	(3,305,013)	(46,040,465)	(4,376)	(681,311)	2,502,754
Total increase (decrease)	5,332,404	5,135,754	37,705,190	328,200	(499,445)	4,823	187,949	10,316,642
NET ASSETS, at beginning of the year	3,575,830	232,111,397	191,552,509	12,888,583	161,347,994	71,711	6,873,042	18,022,291
NET ASSETS, at end of the year	$8,908,234	$237,247,151	$229,257,699	$13,216,783	$160,848,549	$76,534	$7,060,991	$28,338,933

See Notes to Financial Statements.

F-28

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	Invesco			Invesco	Invesco	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Invesco	Invesco	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Discovery	Oppenheimer V.I.	Oppenheimer V.I.	Global Strategic	Global Strategic	Government	International	International
	Mid Cap Growth	Global	Global	Income	Income	Money	Growth	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)		(Series II)	(Series I)
Investment income
Dividends	$40,848	$293,032	$1,094,284	$3,381,199	$9,052,690	$15,468	$154,359	$284,201

Expenses
Mortality and expense risk fee and administrative charges	1,286,771	857,975	1,992,610	836,519	1,959,827	79,761	311,079	358,889

Net Investment income (loss)	(1,245,923)	(564,943)	(898,326)	2,544,680	7,092,863	(64,293)	(156,720)	(74,688)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	6,964,624	1,374,744	11,885,653	(3,029,059)	(5,865,207)	-	221,711	1,631,098
Realized gain distribution	8,515,542	2,430,032	5,701,535	-	-	-	324,338	419,761
Realized gain (loss)	15,480,166	3,804,776	17,587,188	(3,029,059)	(5,865,207)	-	546,049	2,050,859
Change in net unrealized appreciation/ depreciation of investments	19,030,198	13,084,911	22,322,127	614,565	747,269	-	3,963,612	3,693,695

Net gain (loss) on investments	34,510,364	16,889,687	39,909,315	(2,414,494)	(5,117,938)	-	4,509,661	5,744,554

Net increase (decrease) in net assets resulting from operations	33,264,441	16,324,744	39,010,989	130,187	1,974,925	(64,293)	4,352,941	5,669,866

Capital transactions:
Transfer of net premiums	602,760	1,915,116	1,199,778	1,738,065	1,489,551	246,305	982,892	409,575
Transfers due to death benefits	(799,434)	(363,201)	(1,433,584)	(459,037)	(2,452,333)	(68,087)	(113,158)	(182,506)
Transfers due to annuity benefit payments	(280,522)	(122)	(369,034)	-	(324,436)	(9,045)	-	(74,380)
Transfers due to withdrawal of funds	(16,806,972)	(7,474,702)	(23,545,009)	(12,016,537)	(28,502,153)	(1,592,382)	(4,525,875)	(4,297,561)
Transfers due to loans, net of repayments	31,110	-	15,300	-	11,001	-	-	388
Transfers due to cost of insurance	(331,878)	(151,739)	(398,304)	(233,021)	(573,605)	24,574	(52,797)	(100,680)
Transfers due to contingent deferred sales charges	(150)	-	(699)	-	(514)	(492)	-	(255)
Transfers due to net charge (credit) to annuitant mortality fluctuation	60,862	(747)	73,764	-	87,658	1,359	-	2,067
Transfers between Sub-Accounts and to/from Fixed Account	(15,833,872)	(4,320,176)	(13,996,641)	(2,970,774)	7,577,621	1,247,658	(1,773,433)	(2,151,906)

Net increase (decrease) in net assets resulting from capital transactions	(33,358,096)	(10,395,571)	(38,454,429)	(13,941,305)	(22,687,210)	(150,110)	(5,482,371)	(6,395,258)
Total increase (decrease)	(93,655)	5,929,173	556,560	(13,811,118)	(20,712,285)	(214,403)	(1,129,430)	(725,392)
NET ASSETS, at beginning of the year	106,476,690	69,852,655	176,050,964	74,928,822	174,837,228	7,061,758	26,966,589	32,768,962
NET ASSETS, at end of the year	$106,383,035	$75,781,828	$176,607,524	$61,117,704	$154,124,943	$6,847,355	$25,837,159	$32,043,570

See Notes to Financial Statements.

F-29

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

			Invesco
	Invesco	Invesco	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Oppenheimer V.I.	Oppenheimer V.I.	Total Return	Diversified	Diversified	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Main Street	Main Street	Bond	Dividend	Dividend	Health Care	Health Care	Technology
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
Investment income
Dividends	$224,043	$452,252	$61,859	$186,110	$297,410	$33,121	$11,164	$-

Expenses
Mortality and expense risk fee and administrative charges	238,834	340,322	26,096	65,654	147,016	122,614	155,243	90,543

Net Investment income (loss)	(14,791)	111,930	35,763	120,456	150,394	(89,493)	(144,079)	(90,543)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(258,618)	1,137,243	(30,933)	36,289	(100,883)	1,389	(323,568)	1,076,830
Realized gain distribution	1,897,379	2,978,341	-	154,776	271,103	252,131	293,366	720,315
Realized gain (loss)	1,638,761	4,115,584	(30,933)	191,065	170,220	253,520	(30,202)	1,797,145
Change in net unrealized appreciation/depreciation of investments	741,960	(569,431)	155,020	(421,581)	(856,870)	1,191,716	1,516,185	1,309,016

Net gain (loss) on investments	2,380,721	3,546,153	124,087	(230,516)	(686,650)	1,445,236	1,485,984	3,106,161

Net increase (decrease) in net assets
resulting from operations	2,365,930	3,658,083	159,850	(110,060)	(536,256)	1,355,743	1,341,905	3,015,618

Capital transactions:
Transfer of net premiums	1,576,897	294,205	-	108,879	82,521	114,126	169,413	165,898
Transfers due to death benefits	(177,909)	(332,631)	(46,161)	(1,938)	(55,543)	(82,555)	(111,366)	(15,719)
Transfers due to annuity benefit payments	-	(16,052)	(22)	(18,539)	-	(83,799)	-	(66,617)
Transfers due to withdrawal of funds	(1,763,373)	(2,610,657)	(89,359)	(508,522)	(1,666,721)	(1,412,055)	(2,150,350)	(1,587,350)
Transfers due to loans, net of repayments	-	13,452	-	732	-	7,146	-	(2,141)
Transfers due to cost of insurance	(2,698)	(27,834)	-	(5,103)	(1,770)	(13,765)	(6,278)	(12,676)
Transfers due to contingent deferred sales charges	-	(327)	(32)	(4)	-	(171)	-	(93)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(9,112)	(57)	3,328	-	5,884	-	877
Transfers between Sub-Accounts and to/from Fixed Account	(288,157)	(518,338)	(9,904)	62,179	(1,064,662)	(109,307)	(220,404)	556,281

Net increase (decrease) in net assets resulting from capital transactions	(655,240)	(3,207,294)	(145,535)	(358,988)	(2,706,175)	(1,574,496)	(2,318,985)	(961,540)
Total increase (decrease)	1,710,690	450,789	14,315	(469,048)	(3,242,431)	(218,753)	(977,080)	2,054,078
NET ASSETS, at beginning of the year	19,582,090	32,594,095	1,988,167	6,771,474	14,181,904	11,544,579	13,391,320	7,407,278
NET ASSETS, at end of the year	$21,292,780	$33,044,884	$2,002,482	$6,302,426	$10,939,473	$11,325,826	$12,414,240	$9,461,356

See Notes to Financial Statements.

F-30

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2020

					MML American	MML	MML
		Ivy VIP	MML	MML	Funds	American	American	MML
	Invesco V.I.	Asset	Aggressive	Aggressive	Core	Funds	Funds	Balanced
	Technology	Strategy	Allocation	Allocation	Allocation	Growth	International	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)		(Initial Class)	(Service Class)				(Initial Class)
Investment income
Dividends	$-	$243,495	$573,501	$1,179,859	$15,905,441	$1,513,959	$564,967	$2,454,424

Expenses
Mortality and expense risk fee and administrative charges	144,036	159,381	420,724	1,055,661	12,140,262	2,679,171	694,987	1,197,213

Net Investment income (loss)	(144,036)	84,114	152,777	124,198	3,765,179	(1,165,212)	(130,020)	1,257,211

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,500,816	5,940	(961,653)	(5,432,728)	(243,425)	9,032,971	(1,806,686)	(4,863,657)
Realized gain distribution	1,084,374	202,005	2,434,256	5,961,284	49,646,431	21,964,901	3,130,525	3,233,179
Realized gain (loss)	2,585,190	207,945	1,472,603	528,556	49,403,006	30,997,872	1,323,839	(1,630,478)
Change in net unrealized appreciation/depreciation of investments	1,689,258	1,169,392	2,291,322	8,649,520	31,117,487	59,062,610	5,284,257	7,955,906
Net gain (loss) on investments	4,274,448	1,377,337	3,763,925	9,178,076	80,520,493	90,060,482	6,608,096	6,325,428

Net increase (decrease) in net assets resulting from operations	4,130,412	1,461,451	3,916,702	9,302,274	84,285,672	88,895,270	6,478,076	7,582,639

Capital transactions:
Transfer of net premiums	97,486	1,044,049	592,241	2,335,373	17,078,306	11,121,431	1,674,170	311,877
Transfers due to death benefits	(4,500)	(96,142)	(214,845)	(1,546,194)	(4,349,251)	(902,395)	(321,865)	(862,295)
Transfers due to annuity benefit payments	(58)	-	-	-	(35,238)	(12,319)	-	(216,246)
Transfers due to withdrawal of funds	(2,287,199)	(1,175,258)	(5,166,688)	(12,115,062)	(121,664,086)	(25,285,087)	(7,531,978)	(25,536,172)
Transfers due to loans, net of repayments	-	-	24,067	-	6,285	14,924	9,862	(32,446)
Transfers due to cost of insurance	(4,066)	2,131	(83,203)	(61,439)	(5,724,751)	(574,558)	(226,801)	(588,963)
Transfers due to contingent deferred sales charges	-	-	(5)	-	-	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(347)	-	-	-	5,904	(24,153)	-	(25,817)
Transfers between Sub-Accounts and to/from Fixed Account	1,093,164	(369,033)	(2,988,698)	48,981	(28,794,470)	(15,225,807)	(2,771,294)	3,352,143

Net increase (decrease) in net assets resulting from capital transactions	(1,105,520)	(594,253)	(7,837,131)	(11,338,341)	(143,477,301)	(30,887,964)	(9,167,906)	(23,597,919)
Total increase (decrease)	3,024,892	867,198	(3,920,429)	(2,036,067)	(59,191,629)	58,007,306	(2,689,830)	(16,015,280)
NET ASSETS, at beginning of the year	10,156,434	12,403,360	37,508,768	95,636,402	989,500,489	191,745,889	61,510,006	99,026,168
NET ASSETS, at end of the year	$13,181,326	$13,270,558	$33,588,339	$93,600,335	$930,308,860	$249,753,195	$58,820,176	$83,010,888

See Notes to Financial Statements.

F-31

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2020

	MML			MML	MML	MML	MML	MML
	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative	Conservative	Dynamic
	Allocation	Blend	Blend	Growth	Growth	Allocation	Allocation	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)
Investment income
Dividends	$9,184,783	$-	$-	$-	$-	$1,961,221	$7,902,848	$38,159

Expenses
Mortality and expense risk fee and administrative charges	4,950,616	727,851	2,098,960	699,208	1,990,475	940,240	4,221,451	135,495

Net Investment income (loss)	4,234,167	(727,851)	(2,098,960)	(699,208)	(1,990,475)	1,020,981	3,681,397	(97,336)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(14,039,466)	1,582,968	(146,129)	2,613,420	2,263,299	(684,695)	(6,449,105)	2,351
Realized gain distribution	13,440,374	2,657,314	7,363,875	4,992,911	14,108,057	2,089,319	9,264,320	-
Realized gain (loss)	(599,092)	4,240,282	7,217,746	7,606,331	16,371,356	1,404,624	2,815,215	2,351
Change in net unrealized appreciation/depreciation of investments	28,374,634	3,130,351	13,549,436	10,177,219	30,387,676	4,196,494	20,748,401	334,065

Net gain (loss) on investments	27,775,542	7,370,633	20,767,182	17,783,550	46,759,032	5,601,118	23,563,616	336,416

Net increase (decrease) in net assets resulting from operations	32,009,709	6,642,782	18,668,222	17,084,342	44,768,557	6,622,099	27,245,013	239,080

Capital transactions:
Transfer of net premiums	15,804,694	403,389	14,002,423	671,307	14,654,393	979,900	14,216,941	1,811,288
Transfers due to death benefits	(2,817,835)	(1,543,685)	(953,676)	(587,552)	(874,301)	(1,311,367)	(2,128,188)	(29,784)
Transfers due to annuity benefit payments	(748)	(246,627)	-	(449,042)	(162)	(16,714)	-	-
Transfers due to withdrawal of funds	(61,877,451)	(5,359,739)	(10,485,842)	(7,594,052)	(11,491,986)	(57,485,898)	(105,137,283)	(316,614)
Transfers due to loans, net of repayments	-	24,990	-	3,330	-	332	-	-
Transfers due to cost of insurance	(1,641,221)	(87,842)	(38,065)	(95,980)	(43,970)	(471,348)	(1,271,216)	-
Transfers due to contingent deferred sales charges	-	(872)	-	(433)	-	(9)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	56,595	-	22,166	(975)	3,248	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(17,214,650)	2,154,655	2,653,482	(515,122)	(2,659,936)	53,015,936	92,491,649	604,942

Net increase (decrease) in net assets resulting from capital transactions	(67,747,211)	(4,599,136)	5,178,322	(8,545,378)	(416,937)	(5,285,920)	(1,828,097)	2,069,832
Total increase (decrease)	(35,737,502)	2,043,646	23,846,544	8,538,964	44,351,620	1,336,179	25,416,916	2,308,912
NET ASSETS, at beginning of the year	408,910,548	62,980,806	161,858,732	56,366,432	137,333,697	74,794,028	312,722,144	10,144,350
NET ASSETS, at end of the year	$373,173,046	$65,024,452	$185,705,276	$64,905,396	$181,685,317	$76,130,207	$338,139,060	$12,453,262

See Notes to Financial Statements.

F-32

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2020

					MML	MML	MML	MML
	MML	MML	MML	MML	Equity	Equity	Equity	Equity
	Equity	Equity	Equity Income	Equity Income	Index	Index	Momentum	Rotation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)
Investment income
Dividends	$494,101	$1,837,083	$3,343,656	$1,643,101	$491,663	$613,730	$144	$23,469

Expenses
Mortality and expense risk fee and administrative charges	262,209	1,102,647	1,710,873	963,033	387,457	529,773	18,310	16,905

Net Investment income (loss)	231,892	734,436	1,632,783	680,068	104,206	83,957	(18,166)	6,564

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(514,579)	(3,604,074)	(9,567,610)	(5,909,073)	1,312,657	1,507,291	27,846	8,407
Realized gain distribution	2,399,290	10,037,569	9,568,072	5,294,534	7,120,435	10,485,053	192,206	29,940
Realized gain (loss)	1,884,711	6,433,495	462	(614,539)	8,433,092	11,992,344	220,052	38,347
Change in net unrealized appreciation/depreciation of investments	(2,019,460)	(5,723,865)	(255,045)	9,508	(3,896,364)	(5,662,509)	113,790	295,370

Net gain (loss) on investments	(134,749)	709,630	(254,583)	(605,031)	4,536,728	6,329,835	333,842	333,717

Net increase (decrease) in net assets resulting from operations	97,143	1,444,066	1,378,200	75,037	4,640,934	6,413,792	315,676	340,281

Capital transactions:
Transfer of net premiums	186,159	4,433,683	879,502	3,300,651	331,117	303,099	29,552	35,783
Transfers due to death benefits	(290,537)	(1,483,499)	(1,368,322)	(423,466)	(556,049)	(275,080)	-	-
Transfers due to annuity benefit payments	(56,520)	-	(309,059)	(128)	(298,062)	-	-	-
Transfers due to withdrawal of funds	(3,419,457)	(11,175,499)	(21,592,335)	(9,193,600)	(3,571,071)	(7,448,636)	(129,055)	(32,053)
Transfers due to loans, net of repayments	15,985	-	4,818	-	(67)	-	-	-
Transfers due to cost of insurance	(49,348)	(342,472)	(453,193)	(316,054)	(18,568)	(144,557)	-	-
Transfers due to contingent deferred sales charges	(125)	-	(172)	-	(217)	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	4,121	-	110,062	(788)	27,291	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	18,370	4,405,402	6,290,243	2,519,693	(625,871)	(461,216)	(61,767)	(67,826)

Net increase (decrease) in net assets resulting from capital transactions	(3,591,352)	(4,162,385)	(16,438,456)	(4,113,692)	(4,711,497)	(8,026,390)	(161,270)	(64,096)
Total increase (decrease)	(3,494,209)	(2,718,319)	(15,060,256)	(4,038,655)	(70,563)	(1,612,598)	154,406	276,185
NET ASSETS, at beginning of the year	25,084,965	97,057,943	157,019,262	86,738,940	33,045,075	45,972,770	1,893,686	1,741,305
NET ASSETS, at end of the year	$21,590,756	$94,339,624	$141,959,006	$82,700,285	$32,974,512	$44,360,172	$2,048,092	$2,017,490

See Notes to Financial Statements.

F-33

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2020

	MML			MML	MML
	Focused	MML	MML	Fundamental	Fundamental	MML	MML	MML
	Equity	Foreign	Foreign	Equity	Value	Global	Global	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)
Investment income
Dividends	$111,489	$3,494,647	$236,635	$-	$142,651	$54,689	$146,255	$41,614

Expenses
Mortality and expense risk fees and administrative charges	216,524	1,455,834	107,089	204,971	163,499	57,488	209,240	50,738

Net Investment income (loss)	(105,035)	2,038,813	129,546	(204,971)	(20,848)	(2,799)	(62,985)	(9,124)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,512,399)	(1,406,010)	(666,274)	(794,047)	(864,651)	118,423	(63,385)	78,945
Realized gain distribution	815,027	4,113,265	306,522	2,029,175	1,669,207	193,055	658,822	150,452
Realized gain (loss)	(697,372)	2,707,256	(359,752)	1,235,128	804,556	311,478	595,437	229,397
Change in net unrealized appreciation/depreciation of investments	2,850,433	1,342,570	496,229	1,868,693	(603,186)	242,081	1,426,151	264,809

Net gain (loss) on investments	2,153,061	4,049,826	136,478	3,103,821	201,370	553,559	2,021,588	494,206

Net increase (decrease) in net assets resulting from operations	2,048,026	6,088,639	266,024	2,898,850	180,522	550,760	1,958,603	485,082

Capital transactions:
Transfer of net premiums	1,877,283	693,862	165,147	2,035,290	724,517	15,187	1,273,850	66,261
Transfers due to death benefits	(161,590)	(879,967)	(120,908)	-	(109,665)	(16,433)	(63,953)	(101,345)
Transfers due to annuity benefit payments	-	(288,436)	-	(5,886)	-	(31,877)	-	(30)
Transfers due to withdrawal of funds	(1,846,771)	(18,262,985)	(1,442,712)	(927,878)	(1,419,864)	(927,843)	(1,714,396)	(161,360)
Transfers due to loans, net of repayments	75	8,329	-	-	135	-	-	983
Transfers due to cost of insurance	1,299	(435,022)	(20,082)	472	522	(17,235)	(41,111)	-
Transfers due to contingent deferred sales charges	-	(49)	-	-	-	-	-	(107)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	101,377	-	(8,404)	-	(9,967)	-	4
Transfers between Sub-Accounts and to/from Fixed Account	(640,385)	3,210,920	(343,701)	210,731	439,339	(115,929)	(433,446)	(118,279)

Net increase (decrease) in net assets resulting from capital transactions	(770,089)	(15,851,971)	(1,762,257)	1,304,325	(365,016)	(1,104,097)	(979,056)	(313,873)
Total increase (decrease)	1,277,937	(9,763,332)	(1,496,233)	4,203,175	(184,494)	(553,337)	979,547	171,209
NET ASSETS, at beginning of the year	17,679,923	128,108,301	9,815,416	14,803,275	15,050,102	5,717,821	17,104,721	4,316,103
NET ASSETS, at end of the year	$18,957,860	$118,344,969	$8,319,183	$19,006,450	$14,865,608	$5,164,484	$18,084,268	$4,487,312

See Notes to Financial Statements.

F-34

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2020

								MML
	MML	MML	MML	MML		MML	MML	Inflation-
	Growth	Growth	Growth	Growth	MML	Income	Income	Protected
	& Income	& Income	Allocation	Allocation	High Yield	& Growth	& Growth	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$610,571	$318,699	$9,829,049	$16,342,725	$9,851	$405,219	$452,593	$143,457

Expenses
Mortality and expense risk fees and administrative charges	716,750	557,818	5,934,671	10,709,684	506,821	236,039	317,632	1,644,202

Net Investment income (loss)	(106,179)	(239,119)	3,894,378	5,633,041	(496,970)	169,180	134,961	(1,500,745)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	6,754,506	2,328,425	(36,377,012)	(58,704,285)	(762,433)	(684,589)	(2,140,181)	1,175,792
Realized gain distribution	4,848,013	3,335,341	29,330,178	55,942,227	-	57,035	73,434	-
Realized gain (loss)	11,602,519	5,663,766	(7,046,834)	(2,762,058)	(762,433)	(627,554)	(2,066,747)	1,175,792
Change in net unrealized appreciation/depreciation of investments	(3,133,875)	325,252	46,364,299	80,243,355	2,629,248	589,092	2,001,019	11,503,768

Net gain (loss) on investments	8,468,644	5,989,018	39,317,465	77,481,297	1,866,815	(38,462)	(65,728)	12,679,560

Net increase (decrease) in net assets resulting from operations	8,362,465	5,749,899	43,211,843	83,114,338	1,369,845	130,718	69,234	11,178,815

Capital transactions:
Transfer of net premiums	395,512	3,512,819	3,626,243	13,561,246	3,087,289	281,481	1,347,941	950,456
Transfers due to death benefits	(1,077,026)	(230,858)	(1,357,734)	(4,888,600)	(237,225)	(209,420)	(116,848)	(1,668,092)
Transfers due to annuity benefit payments	(45,640)	-	-	-	(546)	(76,672)	-	(415,663)
Transfers due to withdrawal of funds	(7,117,344)	(3,931,359)	(132,405,262)	(191,647,465)	(3,382,889)	(2,303,296)	(3,079,953)	(25,069,004)
Transfers due to loans, net of repayments	6,851	-	35,144	-	3,262	2,900	-	12,229
Transfers due to cost of insurance	(85,951)	(60,152)	(3,756,204)	(4,924,820)	2,353	(31,742)	(30,338)	(467,565)
Transfers due to contingent deferred sales charges	(329)	-	(191)	-	-	(324)	-	(30)
Transfers due to net charge (credit) to annuitant mortality fluctuation	14,956	-	-	-	239	9,401	-	90,271
Transfers between Sub-Accounts and to/from Fixed Account	(2,285,027)	(1,242,079)	(29,972,914)	(85,366,751)	(1,388,937)	(306,256)	(619,559)	9,231,835

Net increase (decrease) in net assets resulting from capital transactions	(10,193,998)	(1,951,629)	(163,830,918)	(273,266,390)	(1,916,454)	(2,633,928)	(2,498,757)	(17,335,563)
Total increase (decrease)	(1,831,533)	3,798,270	(120,619,075)	(190,152,052)	(546,609)	(2,503,210)	(2,429,523)	(6,156,748)
NET ASSETS, at beginning of the year	73,362,599	45,996,901	514,011,956	978,800,276	43,189,753	24,198,302	29,439,298	137,121,414
NET ASSETS, at end of the year	$71,531,066	$49,795,171	$393,392,881	$788,648,224	$42,643,144	$21,695,092	$27,009,775	$130,964,666

See Notes to Financial Statements.

F-35

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	MML
	Inflation-	MML	MML	MML	MML	MML	MML	MML
	Protected	International	Large Cap	Large Cap	Managed	Managed	Managed	Managed
	and Income	Equity	Growth	Growth	Bond	Bond	Volatility	Volatility
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$51,184	$180,546	$54,131	$30,950	$106,933	$244,955	$1,261,730	$317,733

Expenses
Mortality and expense risk fees and administrative charges	578,271	68,737	174,665	240,571	1,389,568	3,244,733	1,162,620	361,420

Net Investment income (loss)	(527,087)	111,809	(120,534)	(209,621)	(1,282,635)	(2,999,778)	99,110	(43,687)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	550,477	(505,042)	109,185	333,827	962,544	973,433	(1,335,757)	(680,056)
Realized gain distribution	-	171,435	734,836	877,134	-	-	-	-
Realized gain (loss)	550,477	(333,607)	844,021	1,210,961	962,544	973,433	(1,335,757)	(680,056)
Change in net unrealized appreciation/depreciation of investments	3,915,603	550,600	3,652,163	4,012,144	6,875,643	16,502,588	4,951,983	1,938,274

Net gain (loss) on investments	4,466,080	216,993	4,496,184	5,223,105	7,838,187	17,476,021	3,616,226	1,258,218

Net increase (decrease) in net assets resulting from operations	3,938,993	328,802	4,375,650	5,013,484	6,555,552	14,476,243	3,715,336	1,214,531

Capital transactions:
Transfer of net premiums	2,142,964	557,891	326,097	2,399,865	1,014,488	7,967,302	688,268	771,652
Transfers due to death benefits	(292,511)	(54,801)	(432,479)	(92,455)	(1,871,119)	(1,709,009)	(732,987)	(177,289)
Transfers due to annuity benefit payments	(143)	-	(123,025)	-	(357,053)	(186)	(216,033)	-
Transfers due to withdrawal of funds	(8,728,239)	(570,897)	(1,954,907)	(1,545,218)	(27,928,878)	(37,410,465)	(15,225,348)	(5,058,370)
Transfers due to loans, net of repayments	-	-	3,714	-	6,345	-	13,349	-
Transfers due to cost of insurance	(101,411)	191	(20,362)	(5,766)	(340,095)	(1,253,471)	(361,647)	(125,537)
Transfers due to contingent deferred sales charges	-	-	(186)	-	(176)	(71)	(287)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(847)	-	2,444	-	155,870	(1,107)	69,646	-
Transfers between Sub-Accounts and to/from Fixed Account	6,003,620	(70,846)	(525,880)	67,869	19,362,493	24,004,932	4,061,114	(311,960)

Net increase (decrease) in net assets resulting from capital transactions	(976,568)	(138,462)	(2,724,584)	824,295	(9,958,126)	(8,402,075)	(11,703,925)	(4,901,504)
Total increase (decrease)	2,962,425	190,340	1,651,066	5,837,779	(3,402,574)	6,074,168	(7,988,589)	(3,686,973)
NET ASSETS, at beginning of the year	43,237,327	6,643,432	15,827,567	16,390,792	117,808,474	260,703,020	101,210,212	30,590,858
NET ASSETS, at end of the year	$46,199,752	$6,833,772	$17,478,633	$22,228,571	$114,405,900	$266,777,188	$93,221,623	$26,903,885

See Notes to Financial Statements.

F-36

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

					MML	MML	MML	MML
	MML	MML	MML	MML	Moderate	Moderate	Short-Duration	Small Cap
	Mid Cap Growth	Mid Cap Growth	Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$62,150	$-	$2,299,399	$737,517	$6,979,627	$35,189,855	$81	$124,436
Expenses
Mortality and expense risk fees and administrative charges	919,811	1,344,574	1,581,886	598,749	3,453,280	20,419,613	422,721	263,146

Net Investment income (loss)	(857,661)	(1,344,574)	717,513	138,768	3,526,347	14,770,242	(422,640)	(138,710)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,184,077	(1,056,477)	(7,551,226)	(2,202,680)	(11,778,568)	(44,321,025)	(244,636)	(591,926)
Realized gain distribution	7,619,607	10,615,548	-	-	12,971,783	73,504,537	-	223,302
Realized gain (loss)	8,803,684	9,559,071	(7,551,226)	(2,202,680)	1,193,215	29,183,512	(244,636)	(368,624)
Change in net unrealized appreciation/depreciation of investments	10,021,075	15,274,250	8,214,495	2,194,081	15,322,789	79,597,270	785,424	4,876,989

Net gain (loss) on investments	18,824,759	24,833,321	663,270	(8,599)	16,516,004	108,780,782	540,789	4,508,365

Net increase (decrease) in net assets resulting from operations	17,967,098	23,488,747	1,380,783	130,169	20,042,351	123,551,024	118,149	4,369,655

Capital transactions:
Transfer of net premiums	852,411	4,847,398	857,283	2,322,306	1,990,550	24,098,436	3,053,614	308,128
Transfers due to death benefits	(545,468)	(1,019,057)	(1,004,043)	(151,110)	(1,694,201)	(9,383,841)	(153,270)	(130,285)
Transfers due to annuity benefit payments	(192,136)	-	(337,244)	-	-	(187)	(5,443)	(26,420)
Transfers due to withdrawal of funds	(7,650,653)	(11,067,418)	(18,523,734)	(4,806,389)	(83,715,445)	(252,298,517)	(13,319,863)	(2,906,233)
Transfers due to loans, net of repayments	15,210	-	16,287	-	52,596	-	-	2,385
Transfers due to cost of insurance	(94,939)	(179,554)	(387,037)	(108,613)	(2,054,550)	(9,219,729)	(3,711)	(29,251)
Transfers due to contingent deferred sales charges	(1,371)	-	(1,305)	-	(5)	-	-	(305)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(18,134)	-	100,322	-	-	(315)	3,628	(156)
Transfers between Sub-Accounts and to/from Fixed Account	(3,975,630)	(7,083,799)	6,099,542	660,587	(10,316,624)	(53,427,740)	22,406,133	(1,038,646)

Net increase (decrease) in net assets resulting from capital transactions	(11,610,710)	(14,502,430)	(13,179,929)	(2,083,219)	(95,737,679)	(300,231,893)	11,981,089	(3,820,783)
Total increase (decrease)	6,356,388	8,986,317	(11,799,146)	(1,953,050)	(75,695,328)	(176,680,869)	12,099,237	548,872
NET ASSETS, at beginning of the year	83,592,878	108,799,560	144,980,289	53,222,998	310,792,789	1,752,110,801	32,173,643	26,710,657
NET ASSETS, at end of the year	$89,949,266	$117,785,877	$133,181,143	$51,269,948	$235,097,461	$1,575,429,932	$44,272,880	$27,259,529

See Notes to Financial Statements.

F-37

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

								MML
	MML	MML	MML	MML	MML	MML	MML	Strategic
	Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Special	Emerging
	Equity	Growth Equity	Growth Equity	Company Value	Value	Value	Situations	Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)
Investment income
Dividends	$62,292	$-	$-	$13,885	$1,015,721	$166,203	$196	$29,231

Expenses
Mortality and expense risk fees and administrative charges	264,734	1,117,083	317,174	276,647	1,179,713	252,169	7,682	177,425

Net Investment income (loss)	(202,442)	(1,117,083)	(317,174)	(262,762)	(163,992)	(85,966)	(7,486)	(148,194)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(644,904)	2,784,341	(367,806)	(1,360,940)	(7,720,193)	(2,178,860)	27,338	763,451
Realized gain distribution	206,796	10,878,120	3,402,966	1,174,511	4,199,225	913,591	107,618	409,015
Realized gain (loss)	(438,108)	13,662,461	3,035,160	(186,429)	(3,520,968)	(1,265,269)	134,956	1,172,466
Change in net unrealized appreciation/depreciation of investments	4,801,749	15,663,756	5,352,138	2,424,334	10,922,813	2,198,420	75,779	1,182,854

Net gain (loss) on investments	4,363,641	29,326,217	8,387,298	2,237,905	7,401,845	933,151	210,735	2,355,320

Net increase (decrease) in net assets resulting from operations	4,161,199	28,209,134	8,070,124	1,975,143	7,237,853	847,185	203,249	2,207,126

Capital transactions:
Transfer of net premiums	1,929,835	507,134	1,567,145	1,738,580	788,978	1,122,164	3,927	690,398
Transfers due to death benefits	(349,997)	(632,837)	(154,321)	(60,565)	(687,844)	(116,339)	-	(75,198)
Transfers due to annuity benefit payments	-	(213,260)	-	-	(232,787)	-	-	-
Transfers due to withdrawal of funds	(1,835,869)	(13,666,331)	(2,279,492)	(2,309,393)	(14,946,928)	(2,680,002)	(26,235)	(1,598,239)
Transfers due to loans, net of repayments	-	6,626	-	5,753	12,702	-	-	22
Transfers due to cost of insurance	(8,640)	(318,807)	(28,288)	(11,842)	(324,426)	(37,265)	-	(14,999)
Transfers due to contingent deferred sales charges	-	(226)	-	-	(7)	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	70,841	-	-	69,834	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(1,246,230)	(17,715,045)	(2,036,515)	(453,096)	77,983	(130,043)	(66,226)	(732,958)

Net increase (decrease) in net assets resulting from capital transactions	(1,510,901)	(31,961,905)	(2,931,471)	(1,090,563)	(15,242,495)	(1,841,485)	(88,534)	(1,730,974)
Total increase (decrease)	2,650,298	(3,752,771)	5,138,653	884,580	(8,004,642)	(994,300)	114,715	476,152
NET ASSETS, at beginning of the year	22,694,629	94,744,872	26,026,111	24,665,122	105,702,814	23,286,750	835,745	15,739,019
NET ASSETS, at end of the year	$25,344,927	$90,992,101	$31,164,764	$25,549,702	$97,698,172	$22,292,450	$950,460	$16,215,171

See Notes to Financial Statements.

F-38

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

			PIMCO	VY®
		MML U.S.	Commodity	Clarion
	MML Total	Government	RealReturn®	Global
	Return Bond	Money Market	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income
Dividends	$1,229,618	$175,914	$477,603	$742,132

Expenses
Mortality and expense risk fees and administrative charges	492,403	1,272,620	95,620	162,251

Net Investment income (loss)	737,215	(1,096,706)	381,983	579,881

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	610,725	3,442	(1,373,916)	(692,959)
Realized gain distribution	181,822	-	-	1,090,688
Realized gain (loss)	792,547	3,442	(1,373,916)	397,729

Change in net unrealized appreciation/ depreciation of investments	1,136,855	(3,415)	909,027	(2,096,688)

Net gain (loss) on investments	1,929,402	27	(464,889)	(1,698,959)

Net increase (decrease) in net assets resulting from operations	2,666,617	(1,096,679)	(82,906)	(1,119,078)

Capital transactions:
Transfer of net premiums	5,611,075	11,978,609	93,165	192,625
Transfers due to death benefits	(280,764)	(509,353)	(32,677)	(81,225)
Transfers due to annuity benefit payments	-	(55,060)	(18,360)	(42,689)
Transfers due to withdrawal of funds	(4,903,961)	(180,003,121)	(1,284,088)	(2,150,747)
Transfers due to loans, net of repayments	2,735	23,654	1,491	(867)
Transfers due to cost of insurance	6,441	(53,103)	(30,854)	(38,175)
Transfers due to contingent deferred sales charges	-	(356)	(6)	(12)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	14,482	3,609	10,573
Transfers between Sub-Accounts and to/from Fixed Account	12,904,738	237,878,522	(55,757)	49,599

Net increase (decrease) in net assets resulting from capital transactions	13,340,264	69,274,274	(1,323,477)	(2,060,918)
Total increase (decrease)	16,006,881	68,177,595	(1,406,383)	(3,179,996)
NET ASSETS, at beginning of the year	31,973,807	75,534,222	9,033,874	15,751,756
NET ASSETS, at end of the year	$47,980,688	$143,711,817	$7,627,491	$12,571,760

See Notes to Financial Statements.

F-39

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2019

	BlackRock			Invesco	Invesco	Invesco	Invesco	Invesco
	60/40 Target	Fidelity®	Fidelity®	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Allocation	VIP	VIP	Capital	Capital	Conservative	Conservative	Discovery
	ETF V.I.	Contrafund®	Contrafund®	Appreciation	Appreciation	Balanced	Balanced	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
Investment income
Dividends	$63,619	$1,031,459	$383,073	$-	$98,041	$1,436	$155,492	$-

Expenses
Mortality and expense risk fees and administrative charges	15,576	2,831,394	2,252,071	165,124	2,015,235	1,034	78,807	188,124

Net Investment income (loss)	48,043	(1,799,935)	(1,868,998)	(165,124)	(1,917,194)	402	76,685	(188,124)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	21,130	20,486,032	4,165,800	(287,724)	6,138,714	2,285	209,796	20,027
Realized gain distribution	31,781	26,730,567	19,673,650	1,215,071	15,438,471	1,154	110,137	1,950,061
Realized gain (loss)	52,911	47,216,599	23,839,450	927,347	21,577,185	3,439	319,933	1,970,088

Change in net unrealized appreciation/depreciation of investments	172,192	14,339,328	22,307,326	2,828,645	28,148,314	6,345	642,199	2,552,659

Net gain (loss) on investments	225,103	61,555,927	46,146,776	3,755,992	49,725,499	9,784	962,132	4,522,747

Net increase (decrease) in net assets resulting from operations	273,146	59,755,992	44,277,778	3,590,868	47,808,305	10,186	1,038,817	4,334,623

Capital transactions:
Transfer of net premiums	2,352,817	2,005,517	20,128,525	258,032	957,594	-	12,626	3,493,349
Transfers due to death benefits	-	(1,287,714)	(988,830)	(160,906)	(1,316,677)	-	(108,365)	(79,387)
Transfers due to annuity benefit payments	-	(639,595)	-	-	(295,422)	-	(7,390)	-
Transfers due to withdrawal of funds	(50,176)	(26,306,517)	(19,660,946)	(1,583,089)	(21,843,667)	(4,505)	(765,392)	(1,646,226)
Transfers due to loans, net of repayments	-	(3,155)	-	-	(2,505)	-	551	-
Transfers due to cost of insurance	-	(651,127)	(147,774)	(13,461)	(545,922)	21	(5,898)	(5,710)
Transfers due to contingent deferred sales charges	-	(1,040)	-	-	(377)	-	(83)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	97,460	-	-	83,973	-	2,932	-
Transfers between Sub-Accounts and to/from Fixed Account	(51,014)	(13,001,508)	(2,267,590)	(228,902)	(14,225,111)	(1)	(19,821)	746,734

Net increase (decrease) in net assets resulting from capital transactions	2,251,627	(39,787,679)	(2,936,615)	(1,728,326)	(37,188,114)	(4,485)	(890,840)	2,508,760
Total increase (decrease)	2,524,773	19,968,313	41,341,163	1,862,542	10,620,191	5,701	147,977	6,843,383
NET ASSETS, at beginning of the year	1,051,057	212,143,084	150,211,346	11,026,041	150,727,803	66,010	6,725,065	11,178,908
NET ASSETS, at end of the year	$3,575,830	$232,111,397	$191,552,509	$12,888,583	$161,347,994	$71,711	$6,873,042	$18,022,291

See Notes to Financial Statements.

F-40

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

	Invesco			Invesco	Invesco	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Invesco	Invesco	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Discovery	Oppenheimer V.I.	Oppenheimer V.I.	Global Strategic	Global Strategic	Government	International	International
	Mid Cap Growth	Global	Global	Income	Income	Money	Growth	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)		(Series II)	(Series I)
Investment income
Dividends	$-	$424,340	$1,558,872	$2,446,735	$6,649,244	$122,182	$181,114	$337,841

Expenses
Mortality and expense risk fees and administrative charges	1,371,376	857,020	2,124,329	925,238	2,193,467	80,722	321,450	379,862

Net Investment income (loss)	(1,371,376)	(432,680)	(565,457)	1,521,497	4,455,777	41,460	(140,336)	(42,021)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	13,318,154	1,443,645	14,304,507	(1,109,341)	(3,142,770)	-	422,436	1,473,017
Realized gain distribution	13,843,266	9,583,142	24,623,412	-	-	-	1,252,186	1,656,553
Realized gain (loss)	27,161,420	11,026,787	38,927,919	(1,109,341)	(3,142,770)	-	1,674,622	3,129,570

Change in net unrealized appreciation/ depreciation of investments	8,693,739	6,457,530	7,534,847	5,915,099	14,432,197	-	4,435,578	4,578,494

Net gain (loss) on investments	35,855,159	17,484,317	46,462,766	4,805,758	11,289,427	-	6,110,200	7,708,064

Net increase (decrease) in net assets resulting from operations	34,483,783	17,051,637	45,897,309	6,327,255	15,745,204	41,460	5,969,864	7,666,043

Capital transactions:
Transfer of net premiums	846,960	3,998,368	1,343,993	4,106,953	1,382,765	465,601	1,607,203	270,377
Transfers due to death benefits	(780,422)	(402,402)	(1,130,674)	(316,017)	(1,870,164)	(132,243)	(149,846)	(177,061)
Transfers due to annuity benefit payments	(212,706)	-	(325,379)	-	(341,262)	(9,447)	-	(79,400)
Transfers due to withdrawal of funds	(14,669,535)	(7,102,098)	(19,812,113)	(8,139,311)	(22,400,256)	(1,877,281)	(3,043,515)	(3,166,155)
Transfers due to loans, net of repayments	19,201	-	721	-	(479)	6,721	-	(359)
Transfers due to cost of insurance	(379,813)	(168,620)	(459,844)	(262,142)	(675,617)	14,157	(61,880)	(115,825)
Transfers due to contingent deferred sales charges	(150)	-	(663)	-	(546)	(415)	-	(237)
Transfers due to net charge (credit) to annuitant mortality fluctuation	58,468	-	94,020	-	93,073	2,847	--	17,347
Transfers between Sub-Accounts and to/from Fixed Account	(12,360,018)	(1,841,257)	(10,595,545)	3,005,528	9,654,837	714,026	(985,075)	(1,690,800)

Net increase (decrease) in net assets resulting from capital transactions	(27,478,015)	(5,516,009)	(30,885,484)	(1,604,989)	(14,157,649)	(816,034)	(2,633,113)	(4,942,113)
Total increase (decrease)	7,005,768	11,535,628	15,011,825	4,722,266	1,587,555	(774,574)	3,336,751	2,723,930
NET ASSETS, at beginning of the year	99,470,922	58,317,027	161,039,139	70,206,556	173,249,673	7,836,332	23,629,838	30,045,032
NET ASSETS, at end of the year	$106,476,690	$69,852,655	$176,050,964	$74,928,822	$174,837,228	$7,061,758	$26,966,589	$32,768,962

See Notes to Financial Statements.

F-41

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

			Invesco
	Invesco	Invesco	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Oppenheimer V.I.	Oppenheimer V.I.	Total Return	Diversified	Diversified	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Main Street	Main Street	Bond	Dividend	Dividend	Health Care	Health Care	Technology
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
Investment income
Dividends	$144,284	$339,072	$69,198	$194,279	$384,177	$4,470	$-	$-

Expenses
Mortality and expense risk fees and administrative charges	223,032	355,970	27,243	74,454	201,762	119,524	162,048	79,523

Net Investment income (loss)	(78,748)	(16,898)	41,955	119,825	182,415	(115,054)	(162,048)	(79,523)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(81,269)	2,031,625	(72,863)	354,836	560,348	14,228	(1,048,946)	371,991
Realized gain distribution	2,862,220	5,104,342	-	360,544	781,526	248,462	311,373	600,781
Realized gain (loss)	2,780,951	7,135,967	(72,863)	715,380	1,341,874	262,690	(737,573)	972,772

Change in net unrealized appreciation/ depreciation of investments	1,782,839	1,265,119	193,430	582,389	1,633,360	2,701,215	4,223,352	1,127,027

Net gain (loss) on investments	4,563,790	8,401,086	120,567	1,297,769	2,975,234	2,963,905	3,485,779	2,099,799

Net increase (decrease) in net assets resulting from operations	4,485,042	8,384,188	162,522	1,417,594	3,157,649	2,848,851	3,323,731	2,020,276

Capital transactions:
Transfer of net premiums	1,615,212	207,202	-	135,299	163,728	185,100	219,770	126,743
Transfers due to death benefits	(64,820)	(246,034)	(49,227)	(69,543)	(36,521)	(100,551)	(52,250)	(80,759)
Transfers due to annuity benefit payments	-	(17,022)	-	(22,395)	-	(36,727)	-	(13,965)
Transfers due to withdrawal of funds	(1,435,312)	(3,079,307)	(167,887)	(482,620)	(3,879,312)	(999,953)	(1,983,721)	(709,263)
Transfers due to loans, net of repayments	-	13,983	-	(570)	-	(4,969)	-	815
Transfers due to cost of insurance	(3,949)	(31,480)	-	(6,633)	(2,293)	(15,284)	(6,033)	(11,513)
Transfers due to contingent deferred sales charges	-	(337)	(31)	(6)	-	(165)	-	(84)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	4,303	-	4,519	-	7,858	-	5,546
Transfers between Sub-Accounts and to/from Fixed Account	309,564	(1,631,978)	(29,862)	(464,336)	(204,922)	(25,105)	161,302	26,038

Net increase (decrease) in net assets resulting from capital transactions	420,695	(4,780,670)	(247,007)	(906,285)	(3,959,320)	(989,796)	(1,660,932)	(656,442)
Total increase (decrease)	4,905,737	3,603,518	(84,485)	511,309	(801,671)	1,859,055	1,662,799	1,363,834
NET ASSETS, at beginning of the year	14,676,353	28,990,577	2,072,652	6,260,165	14,983,575	9,685,524	11,728,521	6,043,444
NET ASSETS, at end of the year	$19,582,090	$32,594,095	$1,988,167	$6,771,474	$14,181,904	$11,544,579	$13,391,320	$7,407,278

See Notes to Financial Statements.

F-42

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

					MML	MML	MML
		Ivy VIP	MML	MML	American	American	American	MML
	Invesco V.I.	Asset	Aggressive	Aggressive	Funds	Funds	Funds	Asset
	Technology	Strategy	Allocation	Allocation	Core Allocation	Growth	International	Momentum
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)		(Initial Class)	(Service Class)				(Service Class I)
Investment income
Dividends	$-	$252,128	$701,564	$1,532,835	$23,331,103	$566,898	$1,620,351	$11,125

Expenses
Mortality and expense risk fees and administrative charges	134,886	160,806	433,410	1,105,512	13,092,232	2,313,930	761,627	16,385

Net Investment income (loss)	(134,886)	91,322	268,154	427,323	10,238,871	(1,747,032)	858,724	(5,260)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	709,623	(247,527)	(235,566)	(1,570,531)	12,980,725	1,672,272	510,970	13,151
Realized gain distribution	901,658	480,737	3,182,935	7,977,684	69,255,848	22,925,352	2,987,202	82,458
Realized gain (loss)	1,611,281	233,210	2,947,369	6,407,153	82,236,573	24,597,624	3,498,172	95,609

Change in net unrealized appreciation/ depreciation of investments	1,459,573	1,843,362	3,765,968	10,968,570	56,642,518	21,658,126	6,690,165	399,315

Net gain (loss) on investments	3,070,854	2,076,572	6,713,337	17,375,723	138,879,091	46,255,750	10,188,337	494,924

Net increase (decrease) in net assets resulting from operations	2,935,968	2,167,894	6,981,491	17,803,046	149,117,962	44,508,718	11,047,061	489,664

Capital transactions:
Transfer of net premiums	89,531	887,307	915,247	5,042,933	27,613,079	15,223,124	2,454,248	51,199
Transfers due to death benefits	(5,090)	(68,520)	(10,572)	(377,679)	(6,184,778)	(1,092,483)	(241,490)	-
Transfers due to annuity benefit payments	-	-	-	-	(31,165)	-	-	-
Transfers due to withdrawal of funds	(2,168,617)	(1,586,502)	(2,848,186)	(7,817,189)	(120,703,201)	(18,770,012)	(5,897,403)	(108,009)
Transfers due to loans, net of repayments	-	-	(16,185)	-	14,964	(22,550)	1,705	-
Transfers due to cost of insurance	(3,865)	1,624	(99,361)	(68,304)	(6,271,281)	(600,221)	(257,470)	-
Transfers due to contingent deferred sales charges	-	-	(5)	-	-	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	5,696	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(257,207)	(122,301)	1,501,250	(2,134,615)	961,143	(5,959,275)	(199,607)	80,219

Net increase (decrease) in net assets resulting from capital transactions	(2,345,248)	(888,392)	(557,812)	(5,354,854)	(104,595,543)	(11,221,417)	(4,140,017)	23,409
Total increase (decrease)	590,720	1,279,502	6,423,679	12,448,192	44,522,419	33,287,301	6,907,044	513,073
NET ASSETS, at beginning of the year	9,565,714	11,123,858	31,085,089	83,188,210	944,978,070	158,458,588	54,602,962	1,380,613
NET ASSETS, at end of the year	$10,156,434	$12,403,360	$37,508,768	$95,636,402	$989,500,489	$191,745,889	$61,510,006	$1,893,686

See Notes to Financial Statements.

F-43

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

	MML	MML			MML	MML	MML	MML
	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative	Conservative
	Allocation	Allocation	Blend	Blend	Growth	Growth	Allocation	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$2,487,669	$9,417,853	$1,477,989	$3,100,730	$-	$-	$1,978,322	$7,830,240

Expenses
Mortality and expense risk fees and administrative charges	1,257,566	5,351,668	727,089	1,813,433	647,645	1,566,365	911,282	4,261,074

Net Investment income (loss)	1,230,103	4,066,185	750,900	1,287,297	(647,645)	(1,566,365)	1,067,040	3,569,166

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,778,522)	(7,423,221)	1,057,206	(73,179)	405,776	(348,578)	(1,662,609)	(7,575,750)
Realized gain distribution	4,474,621	18,903,620	3,001,460	6,623,292	7,087,372	16,705,052	2,740,736	12,038,400
Realized gain (loss)	2,696,099	11,480,399	4,058,666	6,550,113	7,493,148	16,356,474	1,078,127	4,462,650

Change in net unrealized appreciation/ depreciation of investments	9,658,376	41,306,061	6,115,051	16,815,310	6,405,103	13,746,567	7,402,973	31,647,572

Net gain (loss) on investments	12,354,475	52,786,460	10,173,717	23,365,423	13,898,251	30,103,041	8,481,100	36,110,222

Net increase (decrease) in net assets resulting from operations	13,584,578	56,852,645	10,924,617	24,652,720	13,250,606	28,536,676	9,548,140	39,679,388

Capital transactions:
Transfer of net premiums	822,191	23,585,504	704,086	28,306,885	599,469	17,920,830	913,574	16,370,995
Transfers due to death benefits	(1,059,605)	(5,526,818)	(811,623)	(759,035)	(397,075)	(594,311)	(435,446)	(4,488,827)
Transfers due to annuity benefit payments	-	-	(164,737)	-	(103,503)	-	(12,388)	-
Transfers due to withdrawal of funds	(10,426,606)	(56,175,493)	(4,709,066)	(10,775,020)	(5,162,760)	(9,890,716)	(10,938,468)	(51,013,859)
Transfers due to loans, net of repayments	161	-	10,879	-	1,770	-	1,349	-
Transfers due to cost of insurance	(676,653)	(1,975,339)	(97,048)	(47,055)	(96,492)	(50,196)	(507,759)	(1,464,941)
Transfers due to contingent deferred sales charges	-	-	(884)	-	(416)	-	(9)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	18,606	-	24,967	-	3,148	-
Transfers between Sub-Accounts and to/from Fixed Account	5,251,910	1,032,323	528,310	1,874,532	39,107	1,943,125	4,034,277	7,483,468

Net increase (decrease) in net assets resulting from capital transactions	(6,088,602)	(39,059,823)	(4,521,477)	18,600,307	(5,094,933)	9,328,732	(6,941,722)	(33,113,164)
Total increase (decrease)	7,495,976	17,792,822	6,403,140	43,253,027	8,155,673	37,865,408	2,606,418	6,566,224
NET ASSETS, at beginning of the year	91,530,192	391,117,726	56,577,666	118,605,705	48,210,759	99,468,289	72,187,610	306,155,920
NET ASSETS, at end of the year	$99,026,168	$408,910,548	$62,980,806	$161,858,732	$56,366,432	$137,333,697	$74,794,028	$312,722,144

See Notes to Financial Statements.

F-44

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

	MML					MML	MML	MML
	Dynamic	MML	MML	MML	MML	Equity	Equity	Equity
	Bond	Equity	Equity	Equity Income	Equity Income	Index	Index	Rotation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)
Investment income
Dividends	$274,456	$485,153	$1,676,046	$3,576,268	$1,717,767	$884,171	$1,149,404	$3,009

Expenses
Mortality and expense risk fees and administrative charges	95,181	296,446	1,200,457	1,961,158	1,075,963	447,557	571,371	16,022

Net Investment income (loss)	179,275	188,707	475,589	1,615,110	641,804	436,614	578,033	(13,013)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,427	749,881	777,595	5,871,611	(1,050,516)	4,484,017	2,224,443	9,364
Realized gain distribution	-	1,256,784	4,947,171	14,400,377	7,762,803	2,865,640	4,048,456	28,617
Realized gain (loss)	1,427	2,006,665	5,724,766	20,271,988	6,712,287	7,349,657	6,272,899	37,981

Change in net unrealized appreciation/ depreciation of investments	346,144	2,950,898	13,402,010	12,687,501	10,590,788	902,994	4,403,413	199,355

Net gain (loss) on investments	347,571	4,957,563	19,126,776	32,959,489	17,303,075	8,252,651	10,676,312	237,336

Net increase (decrease) in net assets resulting from operations	526,846	5,146,270	19,602,365	34,574,599	17,944,879	8,689,265	11,254,345	224,323

Capital transactions:
Transfer of net premiums	2,974,296	185,153	6,706,389	1,087,477	4,776,915	471,599	527,775	70,159
Transfers due to death benefits	(45,005)	(158,112)	(412,527)	(1,086,408)	(375,312)	(256,839)	(271,227)	-
Transfers due to annuity benefit payments	-	(53,342)	-	(313,693)	-	(276,703)	-	-
Transfers due to withdrawal of funds	(344,139)	(2,317,806)	(9,491,666)	(19,508,804)	(9,422,654)	(5,842,613)	(4,858,285)	(52,309)
Transfers due to loans, net of repayments	-	16,384	-	253	-	356	-	-
Transfers due to cost of insurance	-	(57,173)	(399,000)	(542,262)	(377,941)	(20,905)	(174,466)	-
Transfers due to contingent deferred sales charges	-	(138)	-	(197)	-	(205)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	18,777	-	92,785	-	36,550	-	-
Transfers between Sub-Accounts and to/from Fixed Account	762,486	346,927	(1,923,228)	(5,876,500)	(1,147,099)	(2,645,108)	(1,330,691)	36,723

Net increase (decrease) in net assets resulting from capital transactions	3,347,638	(2,019,330)	(5,520,032)	(26,147,349)	(6,546,091)	(8,533,868)	(6,106,894)	54,573
Total increase (decrease)	3,874,484	3,126,940	14,082,333	8,427,250	11,398,788	155,397	5,147,451	278,896
NET ASSETS, at beginning of the year	6,269,866	21,958,025	82,975,610	148,592,012	75,340,152	32,889,678	40,825,319	1,462,409
NET ASSETS, at end of the year	$10,144,350	$25,084,965	$97,057,943	$157,019,262	$86,738,940	$33,045,075	$45,972,770	$1,741,305

See Notes to Financial Statements.

F-45

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2019

	MML			MML	MML
	Focused	MML	MML	Fundamental	Fundamental	MML	MML	MML
	Equity	Foreign	Foreign	Growth	Value	Global	Global	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)
Investment income
Dividends	$6,699	$2,272,943	$144,438	$54,648	$232,145	$37,767	$54,838	$22,489

Expenses
Mortality and expense risk fees and administrative charges	175,527	1,633,343	122,796	154,034	170,309	63,754	205,129	47,771

Net Investment income (loss)	(168,828)	639,600	21,642	(99,386)	61,836	(25,987)	(150,291)	(25,282)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,184,422)	3,539,573	(145,497)	(326,200)	(294,936)	211,854	(142,953)	33,609
Realized gain distribution	337,215	1,885,363	142,048	2,557,420	1,571,320	179,921	500,867	121,283
Realized gain (loss)	(1,847,207)	5,424,936	(3,449)	2,231,220	1,276,384	391,775	357,914	154,892

Change in net unrealized appreciation/ depreciation of investments	5,321,730	7,941,866	1,003,675	1,140,270	1,220,745	1,037,749	3,656,323	783,827

Net gain (loss) on investments	3,474,523	13,366,802	1,000,226	3,371,490	2,497,129	1,429,524	4,014,237	938,719

Net increase (decrease) in net assets resulting from operations	3,305,695	14,006,402	1,021,868	3,272,104	2,558,965	1,403,537	3,863,946	913,437

Capital transactions:
Transfer of net premiums	3,164,542	941,022	526,877	2,037,236	1,671,731	42,259	1,915,690	86,452
Transfers due to death benefits	-	(923,814)	(154,274)	(7,178)	(106,796)	(48,380)	(18,406)	(20,300)
Transfers due to annuity benefit payments	-	(279,323)	-	(1,461)	-	(24,812)	-	(31)
Transfers due to withdrawal of funds	(1,070,252)	(17,512,310)	(1,087,729)	(772,024)	(1,610,521)	(680,605)	(2,496,196)	(172,591)
Transfers due to loans, net of repayments	212	969	-	21	359	-	-	(142)
Transfers due to cost of insurance	2,442	(511,222)	(24,191)	326	914	(19,424)	(46,045)	-
Transfers due to contingent deferred sales charges	-	(64)	-	-	-	-	-	(121)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	84,269	-	611	-	10,956	-	2
Transfers between Sub-Accounts and to/from Fixed Account	1,897,869	8,100,781	205,070	293,384	429,042	(47,233)	(99,849)	382,365

Net increase (decrease) in net assets resulting from capital transactions	3,994,813	(10,099,692)	(534,247)	1,550,915	384,729	(767,239)	(744,806)	275,634
Total increase (decrease)	7,300,508	3,906,710	487,621	4,823,019	2,943,694	636,298	3,119,140	1,189,071

NET ASSETS, at beginning of the year	10,379,415	124,201,591	9,327,795	9,980,256	12,106,408	5,081,523	13,985,581	3,127,032

NET ASSETS, at end of the year	$17,679,923	$128,108,301	$9,815,416	$14,803,275	$15,050,102	$5,717,821	$17,104,721	$4,316,103

See Notes to Financial Statements.

F-46

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2019

								MML
	MML	MML	MML	MML		MML	MML	Inflation-
	Growth	Growth	Growth	Growth	MML	Income	Income	Protected
	& Income	& Income	Allocation	Allocation	High Yield	& Growth	& Growth	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$672,195	$307,225	$11,446,890	$19,537,848	$2,412,973	$460,893	$492,319	$3,272,991

Expenses
Mortality and expense risk fees and administrative charges	757,278	513,163	6,572,344	11,876,132	504,446	272,859	356,924	1,769,421

Net Investment income (loss)	(85,083)	(205,938)	4,874,546	7,661,716	1,908,527	188,034	135,395	1,503,570

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	5,522,284	2,017,856	10,475,690	1,737,755	(513,435)	173,854	(782,735)	(2,007,838)
Realized gain distribution	6,384,555	3,734,294	41,510,815	80,232,504	-	874,162	1,063,492	-
Realized gain (loss)	11,906,839	5,752,150	51,986,505	81,970,259	(513,435)	1,048,016	280,757	(2,007,838)

Change in net unrealized appreciation/ depreciation of investments	6,966,573	4,836,076	33,540,151	80,413,697	2,476,461	3,452,493	5,080,163	9,764,163

Net gain (loss) on investments	18,873,412	10,588,226	85,526,656	162,383,956	1,963,026	4,500,509	5,360,920	7,756,325

Net increase (decrease) in net assets resulting from operations	18,788,329	10,382,288	90,401,202	170,045,672	3,871,553	4,688,543	5,496,315	9,259,895

Capital transactions:
Transfer of net premiums	468,473	5,785,071	5,339,237	14,997,556	5,998,856	270,832	2,340,640	1,117,735
Transfers due to death benefits	(446,328)	(271,180)	(1,529,300)	(3,096,552)	(263,938)	(190,348)	(233,995)	(1,850,026)
Transfers due to annuity benefit payments	(42,347)	-	-	(2,263)	(574)	(83,618)	-	(305,244)
Transfers due to withdrawal of funds	(8,116,917)	(3,515,917)	(42,098,972)	(103,778,660)	(3,872,436)	(2,022,827)	(2,523,761)	(18,756,163)
Transfers due to loans, net of repayments	(1,516)	-	(5,141)	-	(2,837)	3,648	-	(10,131)
Transfers due to cost of insurance	(99,638)	(66,959)	(4,240,050)	(5,630,300)	1,308	(37,073)	(40,500)	(534,538)
Transfers due to contingent deferred sales charges	(316)	-	(190)	-	-	(375)	-	(32)
Transfers due to net charge (credit) to annuitant mortality fluctuation	16,840	-	-	(1,112)	229	25,034	-	92,098
Transfers between Sub-Accounts and to/from Fixed Account	(1,888,680)	(129,602)	(18,071,826)	(9,001,361)	1,464,730	675,415	(35,132)	12,314,609

Net increase (decrease) in net assets resulting from capital transactions	(10,110,429)	1,801,413	(60,606,242)	(106,512,692)	3,325,338	(1,359,312)	(492,748)	(7,931,692)
Total increase (decrease)	8,677,900	12,183,701	29,794,960	63,532,980	7,196,891	3,329,231	5,003,567	1,328,203

NET ASSETS, at beginning of the year	64,684,699	33,813,200	484,216,996	915,267,296	35,992,862	20,869,071	24,435,731	135,793,211

NET ASSETS, at end of the year	$73,362,599	$45,996,901	$514,011,956	$978,800,276	$43,189,753	$24,198,302	$29,439,298	$137,121,414

See Notes to Financial Statements.

F-47

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2019

	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$933,563	$99,692	$90,420	$61,834	$4,354,846	$8,767,931	$1,635,550	$407,250

Expenses
Mortality and expense risk fees and administrative charges	548,685	68,125	167,366	176,307	1,467,059	3,283,312	1,297,370	390,199

Net Investment income (loss)	384,878	31,567	(76,946)	(114,473)	2,887,787	5,484,619	338,180	17,051

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,017,498)	(68,061)	(387,196)	(196,708)	(851,705)	(1,741,366)	2,643,757	46,512
Realized gain distribution	-	371,778	1,911,728	1,827,707	-	-	-	-
Realized gain (loss)	(1,017,498)	303,717	1,524,532	1,630,999	(851,705)	(1,741,366)	2,643,757	46,512

Change in net unrealized appreciation/ depreciation of investments	3,323,559	817,753	2,626,699	1,837,611	7,653,288	16,063,860	6,951,075	2,813,553

Net gain (loss) on investments	2,306,061	1,121,470	4,151,231	3,468,610	6,801,583	14,322,494	9,594,832	2,860,065

Net increase (decrease) in net assets resulting from operations	2,690,939	1,153,037	4,074,285	3,354,137	9,689,370	19,807,113	9,933,012	2,877,116

Capital transactions:
Transfer of net premiums	4,480,483	1,159,841	181,779	3,688,983	1,149,609	10,318,815	735,111	1,065,432
Transfers due to death benefits	(336,538)	(47,888)	(202,147)	(91,936)	(1,637,188)	(1,884,956)	(761,097)	(207,031)
Transfers due to annuity benefit payments	-	-	(6,748)	-	(251,526)	-	(212,082)	-
Transfers due to withdrawal of funds	(6,401,188)	(404,412)	(1,947,654)	(1,230,296)	(16,207,043)	(32,989,096)	(14,004,484)	(3,280,834)
Transfers due to loans, net of repayments	-	-	7,935	-	(5,917)	-	(3,155)	-
Transfers due to cost of insurance	(113,632)	(543)	(19,547)	(5,144)	(380,702)	(1,373,407)	(419,452)	(147,142)
Transfers due to contingent deferred sales charges	-	-	(170)	-	(170)	(75)	(296)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	1,960	-	(19,363)	-	58,766	-
Transfers between Sub-Accounts and to/from Fixed Account	1,518,047	114,017	(541,528)	87,387	7,827,258	16,536,477	6,896,791	1,319,963

Net increase (decrease) in net assets resulting from capital transactions	(852,828)	821,015	(2,526,120)	2,448,994	(9,525,042)	(9,392,242)	(7,709,898)	(1,249,612)
Total increase (decrease)	1,838,111	1,974,052	1,548,165	5,803,131	164,328	10,414,871	2,223,114	1,627,504

NET ASSETS, at beginning of the year	41,399,216	4,669,380	14,279,402	10,587,661	117,644,146	250,288,149	98,987,098	28,963,354

NET ASSETS, at end of the year	$43,237,327	$6,643,432	$15,827,567	$16,390,792	$117,808,474	$260,703,020	$101,210,212	$30,590,858

See Notes to Financial Statements.

F-48

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2019

					MML	MML	MML	MML
	MML	MML	MML	MML	Moderate	Moderate	Short-Duration	Small Cap
	Mid Cap Growth	Mid Cap Growth	Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$17,189	$-	$2,343,586	$717,625	$7,705,794	$39,415,583	$877,443	$123,700

Expenses
Mortality and expense risk fees and administrative charges	945,631	1,335,109	1,798,227	645,484	3,855,856	22,874,917	362,171	294,425

Net Investment income (loss)	(928,442)	(1,335,109)	545,359	72,141	3,849,938	16,540,666	515,272	(170,725)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	3,225,081	75,254	(4,702,859)	(1,449,968)	2,787,411	(8,168,525)	(93,672)	(56,468)
Realized gain distribution	10,776,125	14,186,832	14,458,779	5,181,581	18,234,185	104,673,927	-	2,221,545
Realized gain (loss)	14,001,206	14,262,086	9,755,920	3,731,613	21,021,596	96,505,402	(93,672)	2,165,077

Change in net unrealized appreciation/ depreciation of investments	7,882,228	12,770,845	24,652,920	7,917,263	22,949,084	157,224,534	353,421	3,755,794

Net gain (loss) on investments	21,883,434	27,032,931	34,408,840	11,648,876	43,970,680	253,729,936	259,749	5,920,871

Net increase (decrease) in net assets resulting from operations	20,954,992	25,697,822	34,954,199	11,721,017	47,820,618	270,270,602	775,021	5,750,146

Capital transactions:
Transfer of net premiums	591,856	8,319,419	1,124,564	4,670,803	2,308,004	44,475,190	4,828,347	192,318
Transfers due to death benefits	(366,600)	(418,095)	(937,553)	(155,184)	(2,197,148)	(8,476,592)	(420,870)	(273,705)
Transfers due to annuity benefit payments	(194,349)	-	(341,749)	-	-	-	(508)	(18,708)
Transfers due to withdrawal of funds	(7,949,060)	(11,424,523)	(18,654,446)	(5,522,537)	(27,842,530)	(230,383,971)	(5,436,024)	(2,806,611)
Transfers due to loans, net of repayments	4,159	-	4,968	-	(3,523)	-	163	2,935
Transfers due to cost of insurance	(111,621)	(206,235)	(459,683)	(130,856)	(2,362,558)	(10,686,266)	721	(34,306)
Transfers due to contingent deferred sales charges	(1,359)	-	(1,429)	-	(7)	-	-	(303)
Transfers due to net charge (credit) to annuitant mortality fluctuation	34,192	-	84,838	-	-	-	211	(2,268)
Transfers between Sub-Accounts and to/from Fixed Account	(2,929,978)	(2,106,070)	(6,718,743)	(613,538)	2,149,241	(2,995,200)	4,955,519	(129,646)

Net increase (decrease) in net assets resulting from capital transactions	(10,922,760)	(5,835,504)	(25,899,233)	(1,751,312)	(27,948,521)	(208,066,839)	3,927,559	(3,070,294)
Total increase (decrease)	10,032,232	19,862,318	9,054,966	9,969,705	19,872,097	62,203,763	4,702,580	2,679,852

NET ASSETS, at beginning of the year	73,560,646	88,937,242	135,925,323	43,253,293	290,920,692	1,689,907,038	27,471,063	24,030,805

NET ASSETS, at end of the year	$83,592,878	$108,799,560	$144,980,289	$53,222,998	$310,792,789	$1,752,110,801	$32,173,643	$26,710,657

See Notes to Financial Statements.

F-49

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2019

								MML
	MML	MML	MML	MML	MML	MML	MML	Strategic
	Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Special	Emerging
	Equity	Growth Equity	Growth Equity	Company Value	Value	Value	Situations	Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)
Investment income
Dividends	$54,890	$-	$-	$17,086	$643,843	$84,555	$-	$808

Expenses
Mortality and expense risk fees and administrative charges	273,113	1,230,552	297,507	279,820	1,335,767	282,219	7,493	177,655

Net Investment income (loss)	(218,223)	(1,230,552)	(297,507)	(262,734)	(691,924)	(197,664)	(7,493)	(176,847)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(528,103)	(2,139,360)	(411,252)	(268,857)	5,032,444	(586,307)	18,818	308,458
Realized gain distribution	1,868,747	16,362,801	4,375,793	3,270,006	12,450,021	2,708,057	-	-
Realized gain (loss)	1,340,644	14,223,441	3,964,541	3,001,149	17,482,465	2,121,750	18,818	308,458

Change in net unrealized appreciation/ depreciation of investments	3,410,403	14,231,752	2,583,821	1,810,489	1,273,499	1,671,298	133,505	2,888,283

Net gain (loss) on investments	4,751,047	28,455,193	6,548,362	4,811,638	18,755,964	3,793,048	152,323	3,196,741

Net increase (decrease) in net assets resulting from operations	4,532,824	27,224,641	6,250,855	4,548,904	18,064,040	3,595,384	144,830	3,019,894

Capital transactions:
Transfer of net premiums	2,409,137	646,149	3,650,727	2,704,368	780,026	2,345,390	72,574	1,793,029
Transfers due to death benefits	(219,187)	(765,536)	(215,011)	(122,337)	(654,097)	(176,395)	-	(192,291)
Transfers due to annuity benefit payments	-	(201,492)	-	-	(255,812)	-	-	-
Transfers due to withdrawal of funds	(2,372,962)	(13,247,148)	(2,421,982)	(1,627,235)	(13,952,871)	(1,904,858)	(15,077)	(1,469,743)
Transfers due to loans, net of repayments	-	762	-	(3,997)	(2,780)	-	-	755
Transfers due to cost of insurance	(10,528)	(369,155)	(30,616)	(14,126)	(382,430)	(42,655)	-	(16,440)
Transfers due to contingent deferred sales charges	-	(220)	-	-	(13)	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	54,368	-	-	69,768	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(69,857)	(7,676,486)	(488,533)	156,888	1,652,039	275,047	(9,017)	(90,869)

Net increase (decrease) in net assets resulting from capital transactions	(263,397)	(21,558,758)	494,585	1,093,561	(12,746,170)	496,529	48,480	24,441
Total increase (decrease)	4,269,427	5,665,883	6,745,440	5,642,465	5,317,870	4,091,913	193,310	3,044,335

NET ASSETS, at beginning of the year	18,425,202	89,078,989	19,280,671	19,022,657	100,384,944	19,194,837	642,435	12,694,684

NET ASSETS, at end of the year	$22,694,629	$94,744,872	$26,026,111	$24,665,122	$105,702,814	$23,286,750	$835,745	$15,739,019

See Notes to Financial Statements.

F-50

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2019

				PIMCO	VY®
		MML U.S.	Oppenheimer	Commodity	Clarion
	MML Total	Government	Global Multi-	RealReturn®	Global
	Return Bond	Money Market	Alternatives	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income
Dividends	$840,729	$1,236,319	$25,745	$395,402	$402,148

Expenses
Mortality and expense risk fees and administrative charges	345,638	853,495	9,712	116,223	198,024

Net Investment income (loss)	495,091	382,824	16,033	279,179	204,124

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	44,377	9,172	(52,512)	(1,242,030)	279,825
Realized gain distribution	-	-	-	-	-
Realized gain (loss)	44,377	9,172	(52,512)	(1,242,030)	279,825

Change in net unrealized appreciation/ depreciation of investments	1,325,845	(9,171)	105,766	1,820,946	2,648,085

Net gain (loss) on investments	1,370,222	1	53,254	578,916	2,927,910

Net increase (decrease) in net assets resulting from operations	1,865,313	382,825	69,287	858,095	3,132,034

Capital transactions:
Transfer of net premiums	6,878,184	7,178,793	77,299	245,228	244,406
Transfers due to death benefits	(207,413)	(695,051)	-	(25,266)	(96,548)
Transfers due to annuity benefit payments	-	(54,531)	-	(19,829)	(49,653)
Transfers due to withdrawal of funds	(2,032,460)	(24,972,215)	(97,676)	(1,162,008)	(1,750,988)
Transfers due to loans, net of repayments	1,485	11,537	-	635	2,106
Transfers due to cost of insurance	466	(87,585)	251	(35,387)	(45,552)
Transfers due to contingent deferred sales charges	-	(382)	-	(7)	(17)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	16,604	-	4,098	11,761
Transfers between Sub-Accounts and to/from Fixed Account	1,792,124	16,989,570	(2,332,862)	201,011	129,245

Net increase (decrease) in net assets resulting from capital transactions	6,432,386	(1,613,260)	(2,352,988)	(791,525)	(1,555,240)
Total increase (decrease)	8,297,699	(1,230,435)	(2,283,701)	66,570	1,576,794
NET ASSETS, at beginning of the year	23,676,108	76,764,657	2,283,703	8,967,304	14,174,962
NET ASSETS, at end of the year	$31,973,807	$75,534,222	$2	$9,033,874	$15,751,756

See Notes to Financial Statements.

F-51

Massachusetts Mutual Variable Annuity Separate Account 4

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Annuity Separate Account 4 (“the Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on July 9, 1998. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

MassMutual maintains ten segments within the Separate Account, they are: Panorama Premier, Panorama Passage®, MassMutual Artistry, MassMutual Transitions®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM, MassMutual Equity EdgeSM, MassMutual Transitions SelectSM II and MassMutual Capital Vantage®. Seven of the ten segments within the Separate Account: Panorama Passage®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM, MassMutual EquityEdgeSM, MassMutual Transitions SelectSM II and MassMutual Capital Vantage® have multiple tiers. The unit values of these tiers differ based on the associated expense ratios.

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other MassMutual business.

F-52

Notes To Financial Statements (Continued)

2	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2020, the Separate Account consists of ninety-two sub-accounts which invest in the following mutual funds. All of the funds may not be available to all of the ten segments of the Separate Account:

The sub-account listed in the first column
Sub-Accounts	invests in the fund in this column
BlackRock 60/40 Target Allocation ETF V.I. Sub-Account	BlackRock 60/40 Target Allocation ETF V.I. Fund(Class
(Class III)	III)[7,9]
Fidelity® VIP Contrafund® Sub-Account (Initial Class)	Fidelity® VIP Contrafund® Portfolio (Initial Class)[1]
Fidelity® VIP Contrafund® Sub-Account (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)[1]
Invesco Oppenheimer V.I. Capital Appreciation Sub-	Invesco Oppenheimer V.I. Capital Appreciation Fund
Account (Series II)	(Series II)[3,10]
Invesco Oppenheimer V.I. Capital Appreciation Sub-	Invesco Oppenheimer V.I. Capital Appreciation Fund
Account (Series I)	(Series I)[3,10]
Invesco Oppenheimer V.I. Conservative Balanced Sub-	Invesco Oppenheimer V.I. Conservative Balanced Fund
Account (Series II)	(Series II)[3,10]
Invesco Oppenheimer V.I. Conservative Balanced Sub-	Invesco Oppenheimer V.I. Conservative Balanced Fund
Account (Series I)	(Series I)[3,10]
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-	Invesco Oppenheimer V.I. Discovery Mid Cap Growth
Account (Series II)	Fund (Series II)[3,10]
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-	Invesco Oppenheimer V.I. Discovery Mid Cap Growth
Account (Series I)	Fund (Series I)[3,10]
Invesco Oppenheimer V.I. Global Sub-Account (Series II)	Invesco Oppenheimer V.I. Global Fund (Series II)[3,10]
Invesco Oppenheimer V.I. Global Sub-Account (Series I)	Invesco Oppenheimer V.I. Global Fund (Series I)[3,10]
Invesco Oppenheimer V.I. Global Strategic Income Sub-	Invesco Oppenheimer V.I. Global Strategic Income Fund
Account (Series I)	(Series I)[3,10]
Invesco Oppenheimer V.I. Government Money Sub-Account	Invesco Oppenheimer V.I. Government Money Fund[3,10]
Invesco Oppenheimer V.I. International Growth Sub-	Invesco Oppenheimer V.I. International Growth Fund
Account (Series II)	(Series II)[3,10]
Invesco Oppenheimer V.I. International Growth Sub-	Invesco Oppenheimer V.I. International Growth Fund
Account (Series I)	(Series I)[3,10]
Invesco Oppenheimer V.I. Main Street Sub-Account (Series II)	Invesco Oppenheimer V.I. Main Street Fund® (Series II)[3,10]
Invesco Oppenheimer V.I. Main Street Sub-Account (Series I)	Invesco Oppenheimer V.I. Main Street Fund® (Series I)[3,10]
Invesco Oppenheimer V.I. Total Return Bond Sub-Account	Invesco Oppenheimer V.I. Total Return Bond Fund[3,10]
Invesco V.I. Diversified Dividend Sub-Account (Series I)	Invesco V.I. Diversified Dividend Fund (Series I)[3]
Invesco V.I. Diversified Dividend Sub-Account (Series II)	Invesco V.I. Diversified Dividend Fund (Series II)[3]
Invesco V.I. Health Care Sub-Account (Series I)	Invesco V.I. Health Care Fund (Series I)[3]
Invesco V.I. Health Care Sub-Account (Series II)	Invesco V.I. Health Care Fund (Series II)[3,8]
Invesco V.I. Technology Sub-Account (Series I)	Invesco V.I. Technology Fund (Series I)[3,8]
Invesco V.I. Technology Sub-Account (Series II)	Invesco V.I. Technology Fund (Series II)[3]
Ivy VIP Asset Strategy Sub-Account	Ivy VIP Asset Strategy Portfolio[6]
MML Aggressive Allocation Sub-Account (Initial Class)	MML Aggressive Allocation Fund (Initial Class)[4]
MML Aggressive Allocation Sub-Account (Service Class)	MML Aggressive Allocation Fund (Service Class)[4]
MML American Funds Core Allocation Sub-Account	MML American Funds Core Allocation Fund[4]
MML American Funds Growth Sub-Account	MML American Funds Growth Fund[4]
MML American Funds International Sub-Account	MML American Funds International Fund[4]
MML Balanced Allocation Sub-Account (Initial Class)	MML Balanced Allocation Fund (Initial Class)[4]
MML Balanced Allocation Sub-Account (Service Class)	MML Balanced Allocation Fund (Service Class)[4]
MML Blend Sub-Account (Initial Class)	MML Blend Fund (Initial Class)[4]

F-53

Notes To Financial Statements (Continued)

MML Blend Sub-Account (Service Class)	MML Blend Fund (Service Class)[4]
MML Blue Chip Growth Sub-Account (Initial Class)	MML Blue Chip Growth Fund (Initial Class)[4]
MML Blue Chip Growth Sub-Account (Service Class)	MML Blue Chip Growth Fund (Service Class)[4]
MML Conservative Allocation Sub-Account (Initial Class)	MML Conservative Allocation Fund (Initial Class)[4]
MML Conservative Allocation Sub-Account (Service Class)	MML Conservative Allocation Fund (Service Class)[4]
MML Dynamic Bond Sub-Account (Service Class I)	MML Dynamic Bond Fund (Service Class I)[4]
MML Equity Sub-Account (Initial Class)	MML Equity Fund (Initial Class)[4]
MML Equity Sub-Account (Service Class)	MML Equity Fund (Service Class)[4]
MML Equity Income Sub-Account (Initial Class)	MML Equity Income Fund (Initial Class)[4]
MML Equity Income Sub-Account (Service Class)	MML Equity Income Fund (Service Class)[4]
MML Equity Index Sub-Account (Class I)	MML Equity Index Fund (Class I)[4]
MML Equity Index Sub-Account (Service Class I)	MML Equity Index Fund (Service Class I)[4]
MML Equity Momentum Sub-Account (Service Class I)	MML Equity Momentum Fund (Service Class I)[4,12]
MML Equity Rotation Sub-Account (Service Class I)	MML Equity Rotation Fund (Service Class I)[4]
MML Focused Equity Sub-Account	MML Focused Equity Fund (Initial Class)[4]
MML Foreign Sub-Account (Initial Class)	MML Foreign Fund (Initial Class)[4]
MML Foreign Sub-Account (Service Class)	MML Foreign Fund (Service Class)[4]
MML Fundamental Equity Sub-Account	MML Fundamental Equity Fund (Initial Class)[4,13]
MML Fundamental Value Sub-Account	MML Fundamental Value Fund (Initial Class)[4]
MML Global Sub-Account (Class I)	MML Global Fund (Class I)[4]
MML Global Sub-Account (Service Class I)	MML Global Fund (Service Class I)[4]
MML Global Sub-Account (Class II)	MML Global Fund (Class II)[4]
MML Growth & Income Sub-Account (Initial Class)	MML Growth & Income Fund (Initial Class)[4]
MML Growth & Income Sub-Account (Service Class)	MML Growth & Income Fund (Service Class)[4]
MML Growth Allocation Sub-Account (Initial Class)	MML Growth Allocation Fund (Initial Class)[4]
MML Growth Allocation Sub-Account (Service Class)	MML Growth Allocation Fund (Service Class)[4]
MML High Yield Sub-Account	MML High Yield Fund[4]
MML Income & Growth Sub-Account (Initial Class)	MML Income & Growth Fund (Initial Class)[4]
MML Income & Growth Sub-Account (Service Class)	MML Income & Growth Fund (Service Class)[4]
MML Inflation-Protected and Income Sub-Account (Initial Class)	MML Inflation-Protected and Income Fund (Initial Class)[4]
MML Inflation-Protected and Income Sub-Account (Service Class)	MML Inflation-Protected and Income Fund (Service Class)[4]
MML International Equity Sub-Account	MML International Equity Fund[4]
MML Large Cap Growth Sub-Account (Initial Class)	MML Large Cap Growth Fund (Initial Class)[4]
MML Large Cap Growth Sub-Account (Service Class)	MML Large Cap Growth Fund (Service Class)[4]
MML Managed Bond Sub-Account (Initial Class)	MML Managed Bond Fund (Initial Class)[4]
MML Managed Bond Sub-Account (Service Class)	MML Managed Bond Fund (Service Class)[4]
MML Managed Volatility Sub-Account (Initial Class)	MML Managed Volatility Fund (Initial Class)[4]
MML Managed Volatility Sub-Account (Service Class)	MML Managed Volatility Fund (Service Class)[4]
MML Mid Cap Growth Sub-Account (Initial Class)	MML Mid Cap Growth Fund (Initial Class)[4]
MML Mid Cap Growth Sub-Account (Service Class)	MML Mid Cap Growth Fund (Service Class)[4]
MML Mid Cap Value Sub-Account (Initial Class)	MML Mid Cap Value Fund (Initial Class)[4]
MML Mid Cap Value Sub-Account (Service Class)	MML Mid Cap Value Fund (Service Class)[4]
MML Moderate Allocation Sub-Account (Initial Class)	MML Moderate Allocation Fund (Initial Class)[4]
MML Moderate Allocation Sub-Account (Service Class)	MML Moderate Allocation Fund (Service Class)[4]
MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund[4]

F-54

Notes To Financial Statements (Continued)

MML Small Cap Equity Sub-Account (Initial Class)	MML Small Cap Equity Fund (Initial Class)[4]
MML Small Cap Equity Sub-Account (Service Class)	MML Small Cap Equity Fund (Service Class)[4]
MML Small Cap Growth Equity Sub-Account (Initial Class)	MML Small Cap Growth Equity Fund (Initial Class)[4]
MML Small Cap Growth Equity Sub-Account (Service Class)	MML Small Cap Growth Equity Fund (Service Class)[4]
MML Small Company Value Sub-Account	MML Small Company Value Fund[4]
MML Small/Mid Cap Value Sub-Account (Initial Class)	MML Small/Mid Cap Value Fund (Initial Class)[4]
MML Small/Mid Cap Value Sub-Account (Service Class)	MML Small/Mid Cap Value Fund (Service Class)[4]
MML Special Situations Sub-Account (Service Class I)	MML Special Situations Fund (Service Class I)[4]
MML Strategic Emerging Markets Sub-Account	MML Strategic Emerging Markets Fund[4]
MML Total Return Bond Sub-Account	MML Total Return Bond Fund[4]
MML U.S. Government Money Market Sub-Account	MML U.S. Government Money Market Fund[4]
PIMCO CommodityRealReturn® Strategy Sub-Account	PIMCO CommodityRealReturn® Strategy Portfolio[5]
VY® Clarion Global Real Estate Sub-Account	VY® Clarion Global Real Estate Portfolio[2]

In addition to the ninety-two sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of MassMutual’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

1 Fidelity Management & Research Company LLC is the investment adviser to this Portfolio.

2 Voya Investments, LLC is the investment adviser to this Portfolio.

3 Invesco Advisers, Inc. is the investment adviser to this Fund.

4 MML Investment Advisers, LLC is the investment adviser to this Fund.

5 Pacific Investment Management Company LLC is the investment adviser to this Portfolio.

6 Ivy Investment Management Company is the investment adviser to this Portfolio.

7 BlackRock Advisors, LLC is the investment adviser for this Fund.

8Invesco V.I. Health Care was formerly known as Invesco V.I. Global Health Care.

9BlackRock 60/40 Target Allocation ETF V.I. was formerly known as BlackRock iShares® Dynamic Allocation V.I.

10Effective after the close of the New York Stock Exchange on May 24, 2019, Invesco Ltd. completed its acquisition of OppenheimerFunds, Inc. The Acquiring Funds/Sub-Accounts assume the accounting and performance history of the corresponding Merging Funds/Sub-Accounts. In connection with that transaction the following Funds/Sub-Accounts merged:

MERGING FUND/SUB-ACCOUNT	ACQUIRING FUND/SUB-ACCOUNT
Fund: Oppenheimer Capital Appreciation Fund/VA	Fund: Invesco Oppenheimer V.I. Capital Appreciation Fund
Sub-Account: Oppenheimer Capital Appreciation Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Capital Appreciation Sub-Account
Fund: Oppenheimer Conservative Balanced Fund/VA	Fund: Invesco Oppenheimer V.I. Conservative Balanced Fund
Sub-Account: Oppenheimer Conservative Balanced Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Conservative Balanced Sub-Account
Fund: Oppenheimer Discovery Mid Cap Growth Fund/VA	Fund: Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Sub-Account: Oppenheimer Discovery Mid Cap Growth Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-
Fund: Oppenheimer Global Fund/VA	Fund: Invesco Oppenheimer V.I. Global Fund
Sub-Account: Oppenheimer Global Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Global Sub-Account
Fund: Oppenheimer Global Strategic Income Fund/VA	Fund: Invesco Oppenheimer V.I. Global Strategic Income Fund
Sub-Account: Oppenheimer Global Strategic Income Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Global Strategic Income Sub-Account
Fund: Oppenheimer Government Money Fund/VA	Fund: Invesco Oppenheimer V.I. Government Money Fund
Sub-Account: Oppenheimer Government Money Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Government Money Sub-Account
Fund: Oppenheimer International Growth Fund/VA	Fund: Invesco Oppenheimer V.I. International Growth Fund
Sub-Account: Oppenheimer International Growth Sub-Account	Sub-Account: Invesco Oppenheimer V.I. International Growth Sub-Account
Fund: Oppenheimer Main Street Fund®/VA	Fund: Invesco Oppenheimer V.I. Main Street Fund®
Sub-Account: Oppenheimer Main Street Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Main Street Sub-Account
Fund: Oppenheimer Total Return Bond Fund/VA	Fund: Invesco Oppenheimer V.I. Total Return Bond Fund
Sub-Account: Oppenheimer Total Return Bond Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Total Return Bond Sub-Account

11*Effective April 29, 2019 Oppenheimer Global Multi-Alternatives Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on April 29, 2019 was automatically transferred to the MML U.S. Government Money Market Sub-Account. In addition to the ninety- two Sub-Accounts listed above, the accompanying financial statements also include statement of operations for the period from January 1,2019 to April 29,2019.

12MML Equity Momentum Sub-Account was formerly known as MML Asset Momentum Sub-Account.

13MML Fundamental Equity Sub-Account was formerly known as MML Fundamental Growth Sub-Account.

F-55

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Separate Account Massachusetts Mutual Variable Annuity Separate Account 4 follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the investment sub-accounts are valued at the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date, and they are generally reinvested in the underlying investment sub-accounts.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the participants may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the participants can take, and there is a required loan repayment schedule. When a loan is made, the Separate Account transfers the amount of the loan to MassMutual, thereby decreasing both the investments and net assets of the Separate Account by an equal amount. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

G.	Annuitant Mortality Fluctuation

The Separate Account maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is adjusted quarterly for mortality losses and gains and its proportionate

F-56

Notes To Financial Statements (Continued)

share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust the Separate Account. Net transfers from the Separate Account to MassMutual totaled $1,210,647 for the year ended December 31, 2020. Net transfers from the Separate Account to MassMutual totaled $1,216,739 for the year ended December 31, 2019. The reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table, except for the MassMutual RetireEase Select SM Segment which uses the Annuity 2000 table.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2020. There have been no transfers between levels for the year ended December 31, 2020.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

The contracts currently being offered are sold by both registered representatives of MML Investors Services, LLC (“MMLIS”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (“MSD”), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives and MSD serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those

F-57

Notes To Financial Statements (Continued)

broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

B.	Receivable from/Payable to MassMutual

Certain fees such as cost of insurance fees and mortality and expense risk fees are charges paid between the General Account and the Separate Account.

F-58

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales investments for the year ended December 31, 2020 were as follows:

	BlackRock			Invesco	Invesco	Invesco	Invesco	Invesco
	60/40 Target	Fidelity®	Fidelity®	Oppenheimer V.I.	Oppenheimer	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Allocation	VIP	VIP	Capital	V.I. Capital	Conservative	Conservative	Discovery
	ETF V.I.	Contrafund®	Contrafund®	Appreciation	Appreciation	Balanced	Balanced	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)

Cost of purchases	$4,658,916	$16,219,530	$21,504,443	$2,431,615	$27,904,326	$3,209	$368,796	$8,675,488
Proceeds from sales	(466,058)	(69,438,233)	(37,893,807)	(4,085,582)	(54,193,030)	(5,491)	(829,486)	(4,587,373)

	Invesco			Invesco	Invesco	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Invesco	Invesco	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Discovery	Oppenheimer V.I.	Oppenheimer V.I.	Global Strategic	Global Strategic	Government	International	International
	Mid Cap Growth	Global	Global	Income	Income	Money	Growth	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)		(Series II)	(Series I)

Cost of purchases	$13,969,315	$6,229,147	$14,591,122	$9,654,611	$31,741,691	$2,416,727	$1,979,748	$3,953,156
Proceeds from sales	(40,053,672)	(14,759,622)	(48,241,757)	(21,051,233)	(47,336,331)	(2,630,826)	(7,294,506)	(10,003,281)

	Invesco	Invesco	Invesco Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Oppenheimer V.I.	Oppenheimer V.I.	Total Return	Diversified	Diversified	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Main Street	Main Street	Bond	Dividend	Dividend	Health Care	Health Care	Technology
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
Cost of purchases	$4,638,836	$4,483,825	$62,161	$1,252,126	$1,154,869	$1,217,333	$1,120,627	$3,060,326
Proceeds from sales	(3,411,503)	(4,601,019)	(171,926)	(1,335,871)	(3,439,549)	(2,628,413)	(3,290,323)	(3,390,397)

					MML	MML	MML
		Ivy VIP	MML	MML	American	American	American	MML
	Invesco V.I.	Asset	Aggressive	Aggressive	Funds	Funds	Funds	Balanced
	Technology	Strategy	Allocation	Allocation	Core Allocation	Growth	International	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)		(Initial Class)	(Service Class)				(Initial Class)
Cost of purchases	$3,963,653	$1,786,987	$8,068,107	$14,680,179	$109,076,106	$47,107,628	$8,469,251	$36,002,247
Proceeds from sales	(4,128,840)	(2,095,120)	(13,318,202)	(19,933,035)	(199,141,812)	(57,195,892)	(14,636,632)	(55,109,740)

F-59

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML			MML	MML	MML	MML	MML
	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative	Conservative	Dynamic
	Allocation	Blend	Blend	Growth	Growth	Allocation	Allocation	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)
Cost of purchases	$46,400,239	$13,220,482	$28,323,549	$12,652,393	$35,120,050	$79,302,303	$135,580,648	$3,540,871
Proceeds from sales	(96,472,898)	(15,891,155)	(17,880,305)	(16,904,092)	(23,419,396)	(81,477,918)	(124,463,031)	(1,568,375)

					MML	MML	MML	MML
	MML	MML	MML	MML	Equity	Equity	Equity	Equity
	Equity	Equity	Equity Income	Equity Income	Index	Index	Momentum	Rotation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)
Cost of purchases	$6,300,283	$22,807,136	$35,026,328	$16,815,857	$9,797,402	$14,434,786	$269,808	$109,824
Proceeds from sales	(7,260,492)	(16,197,507)	(40,264,021)	(14,954,955)	(7,284,247)	(11,892,177)	(257,038)	(137,416)

	MML			MML	MML
	Focused	MML	MML	Fundamental	Fundamental	MML	MML	MML
	Equity	Foreign	Foreign	Equity	Value	Global	Global	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)
Cost of purchases	$4,384,308	$22,897,953	$1,453,839	$5,735,816	$3,708,525	$1,026,128	$3,018,360	$290,775
Proceeds from sales	(4,444,415)	(32,597,817)	(2,780,014)	(2,607,313)	(2,425,165)	(1,939,967)	(3,401,566)	(463,317)

							MML	MML
	MML	MML	MML	MML		MML	MML	Inflation-
	Growth	Growth	Growth	Growth	MML	Income	Income	Protected
	& Income	& Income	Allocation	Allocation	High Yield	& Growth	& Growth	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
Cost of purchases	$7,960,773	$8,836,854	$98,327,256	$91,276,468	$4,333,002	$2,452,520	$3,254,364	$31,172,564
Proceeds from sales	(13,412,804)	(7,692,264)	(228,933,621)	(302,967,700)	(6,746,419)	(4,860,169)	(5,544,723)	(50,008,852)

F-60

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

MML
	Inflation-	MML	MML	MML	MML	MML	MML	MML
	Protected	International	Large Cap	Large Cap	Managed	Managed	Managed	Managed
	and Income	Equity	Growth	Growth	Bond	Bond	Volatility	Volatility
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Cost of purchases	$13,131,006	$1,418,620	$2,329,471	$5,353,103	$29,798,427	$40,456,146	$20,320,550	$3,565,906
Proceeds from sales	(14,634,662)	(1,273,834)	(4,439,680)	(3,861,293)	(41,039,223)	(51,857,970)	(31,925,351)	(8,511,098)

					MML	MML	MML	MML
	MML	MML	MML	MML	Moderate	Moderate	Short-Duration	Small Cap
	Mid Cap Growth	Mid Cap Growth	Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

Cost of purchases	$11,837,060	$17,475,899	$19,313,959	$5,800,615	$60,572,865	$136,913,840	$28,710,101	$1,953,658
Proceeds from sales	(16,685,672)	(22,707,359)	(31,776,768)	(7,745,062)	(139,812,419)	(348,871,079)	(17,151,056)	(5,687,937)

MML
	MML	MML	MML	MML	MML	MML	MML	Strategic
	Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Special	Emerging
	Equity	Growth Equity	Growth Equity	Company Value	Value	Value	Situations	Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)

Cost of purchases	$4,797,826	$20,790,256	$6,165,250	$4,641,917	$22,798,028	$4,282,299	$132,640	$1,922,091
Proceeds from sales	(6,304,366)	(42,990,405)	(6,010,938)	(4,820,728)	(34,005,477)	(5,296,163)	(121,042)	(3,392,243)

			PIMCO	VY®
		MML U.S.	Commodity	Clarion
	MML Total	Government	RealReturn®	Global
	Return Bond	Money Market	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Cost of purchases	$24,102,720	205,038,984	1,733,772	3,513,141
Proceeds from sales	(9,843,418)	(136,860,918)	(2,675,261)	(3,903,503)

F-61

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2020 were as follows:

	BlackRock 60/40 Target Allocation ETF V.I. Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. Capital Appreciation Sub-Account	Invesco Oppenheimer V.I. Capital Appreciation Sub-Account	Invesco Oppenheimer V.I. Conservative Balanced Sub-Account	Invesco Oppenheimer V.I. Conservative Balanced Sub-Account	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account
2020	(Class III)	(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
Units purchased	357,566	55,306	1,090,897	5,260	31,433	-	1,066	317,419
Units withdrawn	(28,337)	(803,152)	(934,347)	(64,156)	(783,313)	(302)	(37,459)	(139,686)
Units transferred between Sub-Accounts and to/from the Fixed Account	-	(577,336)	(165,683)	(55,689)	(761,706)	-	(3,653)	15,124
Net increase (decrease)	329,229	(1,325,182)	(9,133)	(114,585)	(1,513,586)	(302)	(40,046)	192,857

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account	Invesco Oppenheimer V.I. Global Sub-Account	Invesco Oppenheimer V.I. Global Sub-Account	Invesco Oppenheimer V.I. Global Strategic Income Sub-Account	Invesco Oppenheimer V.I. Global Strategic Income Sub-Account	Invesco Oppenheimer V.I. Government Money Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account

2020 (Continued)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)		(Series II)	(Series I)
Units purchased	27,305	166,719	42,433	225,515	87,367	23,626	90,434	16,970
Units withdrawn	(547,575)	(351,563)	(738,346)	(911,056)	(1,871,852)	(156,928)	(219,208)	(176,567)
Units transferred between Sub-Accounts and to/from the Fixed Account	(470,118)	(110,061)	(402,608)	(195,511)	442,795	116,952	(57,919)	(78,135)
Net increase (decrease)	(990,388)	(294,905)	(1,098,520)	(881,051)	(1,341,690)	(16,351)	(186,693)	(237,732)

2020 (Continued)	Invesco Oppenheimer V.I. Main Street Sub-Account	Invesco Oppenheimer V.I. Main Street Sub-Account	Invesco Oppenheimer V.I. Total Return Bond Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Technology Sub-Account

	(Series II)	(Series I)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
Units purchased	159,047	11,478	22	9,806	7,846	4,488	5,539	10,121
Units withdrawn	(112,216)	(102,290)	(8,349)	(47,085)	(167,712)	(48,001)	(71,745)	(59,668)
Units transferred between Sub-Accounts and to/from the Fixed Account	(28,545)	(20,597)	(609)	3,639	(98,678)	(2,612)	(7,407)	22,117
Net increase (decrease)	18,285	(111,410)	(8,936)	(33,641)	(258,544)	(46,125)	(73,613)	(27,431)

2020 (Continued)	Invesco V.I. Technology Sub-Account	Ivy VIP Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account

	(Series II)		(Initial Class)	(Service Class)				(Initial Class)
Units purchased	2,662	101,162	31,461	346,717	1,250,095	639,896	176,521	19,421
Units withdrawn	(56,979)	(116,431)	(259,568)	(879,812)	(7,609,223)	(978,949)	(594,858)	(1,573,259)
Units transferred between Sub-Accounts and to/from the Fixed Account	28,252	(24,072)	(141,820)	(18,320)	(1,463,806)	(393,049)	(154,323)	186,997
Net increase (decrease)	(26,064)	(39,341)	(369,927)	(551,415)	(7,822,933)	(732,103)	(572,661)	(1,366,841)

F-62

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML			MML	MML	MML	MML	MML
	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative	Conservative	Dynamic
	Allocation	Blend	Blend	Growth	Growth	Allocation	Allocation	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2020 (Continued)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)
Units purchased	1,328,458	19,811	1,159,518	13,774	937,124	59,582	1,962,641	318,673
Units withdrawn	(4,412,817)	(276,375)	(767,709)	(174,491)	(625,471)	(3,459,470)	(7,230,536)	(125,575)
Units transferred between Sub-Accounts and to/from the Fixed Account	(868,962)	84,240	83,360	(15,098)	(12,811)	3,128,829	5,423,744	(8,871)
Net increase (decrease)	(3,953,321)	(172,324)	475,170	(175,814)	298,842	(271,059)	155,848	184,227

					MML	MML	MML	MML
	MML	MML	MML	MML	Equity	Equity	Equity	Equity
	Equity	Equity	Equity Income	Equity Income	Index	Index	Momentum	Rotation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2020 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)
Units purchased	10,828	471,429	44,557	396,316	14,492	10,248	5,566	3,610
Units withdrawn	(180,938)	(741,244)	(1,026,116)	(601,450)	(154,310)	(262,150)	(16,405)	(7,351)
Units transferred between Sub-Accounts and to/from the Fixed Account	(1,061)	198,347	418,955	130,021	(28,661)	(7,303)	(19)	(1,387)
Net increase (decrease)	(171,171)	(71,469)	(562,604)	(75,113)	(168,479)	(259,204)	(10,858)	(5,128)

	MML			MML	MML
	Focused	MML	MML	Fundamental	Fundamental	MML	MML	MML
	Equity	Foreign	Foreign	Equity	Value	Global	Global	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2020 (Continued)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)
Units purchased	168,194	62,827	32,387	171,772	138,482	981	131,122	5,605
Units withdrawn	(156,801)	(1,376,138)	(120,427)	(101,441)	(120,105)	(47,205)	(130,138)	(15,927)
Units transferred between Sub-Accounts and to/from the Fixed Account	(17,246)	387,929	(27,643)	12,960	(14,988)	(5,552)	(21,480)	(7,919)
Net increase (decrease)	(5,853)	(925,382)	(115,684)	83,290	3,389	(51,777)	(20,495)	(18,240)

								MML
	MML	MML	MML	MML		MML	MML	Inflation-
	Growth	Growth	Growth	Growth	MML	Income	Income	Protected
	& Income	& Income	Allocation	Allocation	High Yield	& Growth	& Growth	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2020 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
Units purchased	13,778	288,681	199,594	1,181,761	317,975	16,031	165,766	72,571
Units withdrawn	(264,264)	(315,398)	(7,065,734)	(10,960,916)	(309,574)	(126,066)	(245,593)	(1,880,486)
Units transferred between Sub-Accounts and to/from the Fixed Account	(76,263)	(24,039)	(1,534,624)	(4,544,010)	(96,220)	(10,949)	(34,446)	536,155
Net increase (decrease)	(326,749)	(50,756)	(8,400,764)	(14,323,164)	(87,819)	(120,985)	(114,273)	(1,271,760)

F-63

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML
	Inflation-	MML	MML	MML	MML	MML	MML	MML
	Protected	International	Large Cap	Large Cap	Managed	Managed	Managed	Managed
	and Income	Equity	Growth	Growth	Bond	Bond	Volatility	Volatility
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2020 (Continued)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	453,757	111,913	12,223	203,665	69,774	1,293,093	45,976	111,234
Units withdrawn	(712,543)	(113,763)	(77,268)	(130,043)	(1,819,283)	(2,747,441)	(951,940)	(367,263)
Units transferred between Sub-Accounts and to/from the Fixed Account	238,623	(7,684)	(20,530)	(4,265)	1,143,895	1,089,448	182,258	(26,689)
Net increase (decrease)	(20,163)	(9,534)	(85,575)	69,357	(605,615)	(364,900)	(723,706)	(282,718)

					MML	MML	MML	MML
	MML	MML	MML	MML	Moderate	Moderate	Short-Duration	Small Cap
	Mid Cap Growth	Mid Cap Growth	Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2020 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Units purchased	19,263	367,727	30,405	270,336	114,317	1,967,183	657,905	11,156
Units withdrawn	(185,942)	(537,727)	(638,867)	(256,768)	(4,799,088)	(16,042,323)	(1,517,915)	(105,075)
Units transferred between Sub-Accounts and to/from the Fixed Account	(88,805)	(159,582)	271,794	12,234	(597,413)	(3,220,297)	1,985,352	(30,756)
Net increase (decrease)	(255,484)	(329,582)	(336,669)	25,802	(5,282,184)	(17,295,437)	1,125,341	(124,674)

								MML
	MML	MML	MML	MML	MML	MML	MML	Strategic
	Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Special	Emerging
	Equity	Growth Equity	Growth Equity	Company Value	Value	Value	Situations	Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2020 (Continued)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)
Units purchased	172,720	16,856	129,646	229,882	37,584	213,542	2,202	72,528
Units withdrawn	(171,514)	(368,620)	(138,535)	(190,068)	(690,431)	(219,818)	(7,058)	(174,796)
Units transferred between Sub-Accounts and to/from the Fixed Account	(15,492)	(345,811)	(46,066)	(14,577)	252,454	(10,173)	(1,443)	(30,537)
Net increase (decrease)	(14,285)	(697,575)	(54,954)	25,237	(400,392)	(16,448)	(6,299)	(132,805)

			PIMCO	VY®
		MML U.S.	Commodity	Clarion
	MML Total	Government	RealReturn®	Global
	Return Bond	Money Market	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2020 (Continued)
Units purchased	999,043	4,010,672	20,500	15,562
Units withdrawn	(655,687)	(21,919,889)	(280,439)	(160,648)
Units transferred between Sub-Accounts and to/from the Fixed Account	826,869	25,510,380	(78)	3,913
Net increase (decrease)	1,170,225	7,601,162	(260,016)	(141,173)

F-64

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	BlackRock 60/40 Target Allocation ETF V.I. Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. Capital Appreciation Sub-Account	Invesco Oppenheimer V.I. Capital Appreciation Sub-Account	Invesco Oppenheimer V.I. Conservative Balanced Sub-Account	Invesco Oppenheimer V.I. Conservative Balanced Sub-Account	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account

2019	(Class III)	(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
Units purchased	189,641	69,290	1,419,698	11,187	44,075	-	939	283,614
Units withdrawn	(12,054)	(863,590)	(839,360)	(73,709)	(967,794)	(340)	(56,007)	(82,102)
Units transferred between Sub-Accounts and to/from the Fixed Account	6	(372,643)	(65,201)	(9,752)	(563,198)	-	(1,028)	647
Net increase (decrease)	177,593	(1,166,943)	515,136	(72,274)	(1,486,917)	(340)	(56,096)	202,159

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account	Invesco Oppenheimer V.I. Global Sub-Account	Invesco Oppenheimer V.I. Global Sub-Account	Invesco Oppenheimer V.I. Global Strategic Income Sub-Account	Invesco Oppenheimer V.I. Global Strategic Income Sub-Account	Invesco Oppenheimer V.I. Government Money Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account
2019 (Continued)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)		(Series II)	(Series I)
Units purchased	39,716	331,553	51,327	397,597	84,446	44,577	160,185	15,166
Units withdrawn	(574,727)	(315,390)	(725,975)	(597,553)	(1,462,923)	(192,075)	(180,072)	(147,834)
Units transferred between Sub-Accounts and to/from the Fixed Account	(418,531)	(84,041)	(335,364)	183,604	605,055	71,689	(37,247)	(69,215)
Net increase (decrease)	(953,542)	(67,879)	(1,010,012)	(16,352)	(773,422)	(75,809)	(57,133)	(201,884)

	Invesco Oppenheimer V.I. Main Street Sub-Account	Invesco Oppenheimer V.I. Main Street Sub-Account	Invesco Oppenheimer V.I. Total Return Bond Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Technology Sub-Account

2019 (Continued)	(Series II)	(Series I)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
Units purchased	175,511	9,713	-	12,016	14,434	7,121	8,085	10,555
Units withdrawn	(109,465)	(130,272)	(14,333)	(48,130)	(359,475)	(40,819)	(77,472)	(36,289)
Units transferred between Sub-Accounts and to/from the Fixed Account	2,086	(62,497)	(1,978)	(36,696)	(19,259)	(271)	6,417	(5,272)
Net increase (decrease)	68,131	(183,056)	(16,311)	(72,810)	(364,300)	(33,968)	(62,970)	(31,007)

	Invesco V.I. Technology Sub-Account	Ivy VIP Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account	MML American Funds International Sub-Account	MML Asset Momentum Sub-Account

2019 (Continued)	(Series II)		(Initial Class)	(Service Class)				(Service Class I)
Units purchased	2,943	98,698	48,661	518,013	1,978,329	979,415	228,772	10,949
Units withdrawn	(72,251)	(132,535)	(157,042)	(705,473)	(8,189,022)	(851,095)	(462,063)	(11,172)
Units transferred between Sub-Accounts and to/from the Fixed Account	(8,507)	(31,304)	79,963	(46,440)	216,201	(236,456)	(40,316)	1,100
Net increase (decrease)	(77,815)	(65,141)	(28,418)	(233,899)	(5,994,492)	(108,135)	(273,607)	877

F-65

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML	MML			MML	MML	MML	MML
	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative	Conservative
	Allocation	Allocation	Blend	Blend	Growth	Growth	Allocation	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	51,675	2,026,029	31,846	2,186,950	14,769	1,252,468	57,489	1,984,269
Units withdrawn	(751,487)	(4,286,597)	(239,671)	(536,822)	(140,292)	(386,909)	(744,924)	(3,982,691)
Units transferred between Sub-Accounts and to/from the Fixed Account	335,689	60,045	22,527	13,622	7,172	(19,589)	251,390	116,375
Net increase (decrease)	(364,123)	(2,200,522)	(185,299)	1,663,751	(118,351)	845,970	(436,045)	(1,882,047)

	MML					MML	MML	MML
	Dynamic	MML	MML	MML	MML	Equity	Equity	Equity
	Bond	Equity	Equity	Equity Income	Equity Income	Index	Index	Rotation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)
Units purchased	373,967	11,847	572,428	48,820	426,641	18,812	19,212	11,709
Units withdrawn	(64,240)	(122,354)	(572,820)	(893,149)	(489,311)	(261,713)	(200,527)	(7,852)
Units transferred between Sub-Accounts and to/from the Fixed Account	617	16,937	(93,101)	(232,217)	(86,845)	(97,852)	(43,951)	(137)
Net increase (decrease)	310,344	(93,570)	(93,493)	(1,076,546)	(149,516)	(340,752)	(225,266)	3,720

	MML			MML	MML
	Focused	MML	MML	Fundamental	Fundamental	MML	MML	MML
	Equity	Foreign	Foreign	Growth	Value	Global	Global	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)
Units purchased	306,026	72,025	57,192	161,905	163,886	2,929	169,454	7,328
Units withdrawn	(106,994)	(1,284,160)	(94,883)	(78,808)	(110,948)	(38,382)	(146,613)	(12,577)
Units transferred between Sub-Accounts and to/from the Fixed Account	49,220	552,356	12,533	17,465	7,247	(4,534)	(22,378)	23,931
Net increase (decrease)	248,252	(659,779)	(25,158)	100,562	60,185	(39,987)	463	18,682

								MML
	MML	MML	MML	MML		MML	MML	Inflation-
	Growth	Growth	Growth	Growth	MML	Income	Income	Protected
	& Income	& Income	Allocation	Allocation	High Yield	& Growth	& Growth	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
Units purchased	17,084	422,955	300,417	1,283,599	517,866	14,723	175,355	87,978
Units withdrawn	(300,163)	(233,929)	(2,695,267)	(6,518,290)	(253,007)	(103,285)	(167,158)	(1,589,248)
Units transferred between Sub-Accounts and to/from the Fixed Account	(63,095)	(9,485)	(1,037,634)	(675,511)	47,905	38,841	7,150	924,600
Net increase (decrease)	(346,174)	179,541	(3,432,485)	(5,910,202)	312,764	(49,721)	15,347	(576,671)

F-66

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML
	Inflation-	MML	MML	MML	MML	MML	MML	MML
	Protected	International	Large Cap	Large Cap	Managed	Managed	Managed	Managed
	and Income	Equity	Growth	Growth	Bond	Bond	Volatility	Volatility
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Units purchased	425,361	123,717	9,302	299,671	70,250	1,013,292	48,854	122,389
Units withdrawn	(531,945)	(66,586)	(85,570)	(121,404)	(1,156,891)	(2,512,273)	(924,097)	(258,555)
Units transferred between Sub-Accounts and to/from the Fixed Account	102,712	18,466	(22,608)	2,287	507,733	989,459	411,250	76,516
Net increase (decrease)	(3,872)	75,597	(98,876)	180,554	(578,908)	(509,522)	(463,993)	(59,650)

					MML	MML	MML	MML
	MML	MML	MML	MML	Moderate	Moderate	Short-Duration	Small Cap
	Mid Cap Growth	Mid Cap Growth	Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

Units purchased	15,093	585,095	36,333	395,313	139,009	3,285,111	1,086,005	8,190
Units withdrawn	(195,489)	(438,756)	(628,848)	(236,738)	(1,913,048)	(15,368,442)	(816,570)	(108,640)
Units transferred between Sub-Accounts and to/from the Fixed Account	(67,953)	(108,466)	(205,384)	(39,390)	122,343	(369,316)	121,323	(3,227)
Net increase (decrease)	(248,350)	37,873	(797,899)	119,185	(1,651,696)	(12,452,647)	390,758	(103,677)

								MML
	MML	MML	MML	MML	MML	MML	MML	Strategic
	Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Special	Emerging
	Equity	Growth Equity	Growth Equity	Company Value	Value	Value	Situations	Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)

Units purchased	204,885	20,979	255,914	219,444	33,233	227,459	7,042	148,852
Units withdrawn	(147,945)	(413,608)	(123,478)	(110,020)	(592,164)	(137,352)	(3,669)	(143,182)
Units transferred between Sub-Accounts and to/from the Fixed Account	(4,027)	(213,516)	(13,270)	4,945	70,526	4,449	39	(10,233)
Net increase (decrease)	52,913	(606,145)	119,167	114,369	(488,404)	94,556	3,412	(4,563)

				PIMCO	VY®
		MML U.S.	Oppenheimer	Commodity	Clarion
	MML Total	Government	Global Multi-	RealReturn®	Global
	Return Bond	Money Market	Alternatives	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)

Units purchased	736,983	1,648,532	11,797	47,261	17,200
Units withdrawn	(192,058)	(3,609,517)	(141,453)	(237,753)	(124,378)
Units transferred between Sub-Accounts and to/from the Fixed Account	69,784	1,750,432	(117,338)	39,024	6,478
Net increase (decrease)	614,710	(210,553)	(246,994)	(151,467)	(100,700)

F-67

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2020 follows:

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
BlackRock iShares® Alternatives Strategies V.I. Sub-Account (Class III)
2020	-	$-	to	$-	$-	-%	-	to	-%	-%	to	-%
2019	-		to	-	-	-	-	to	-	-	to	-
2018[7]	-	11.29	to	11.55	-	-	1.00	to	1.80	0.98	to	1.52
2017	92,123	11.18	to	11.37	1,047,836	2.98	1.00	to	1.80	10.45	to	11.33
2016	54,350	10.12	to	10.22	555,192	4.32	1.00	to	1.80	4.33	to	5.16

BlackRock 60/40 Target Allocation ETF V.I. Sub-Account (Class III)
2020	603,542	14.17	to	14.77	8,908,234	1.89	1.00	to	1.80	12.31	to	13.21
2019	274,313	12.62	to	13.05	3,575,830	4.15	1.00	to	1.80	19.06	to	20.02
2018	96,720	10.60	to	10.87	1,051,057	0.87	1.00	to	1.80	(6.88)	to	(6.13)
2017	76,335	11.38	to	11.58	884,020	2.54	1.00	to	1.80	12.69	to	13.59
2016	35,649	10.10	to	10.20	363,359	2.71	1.00	to	1.80	4.27	to	5.10

BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account (Class III)
2020	-	-	to	-	-	-	-	to	-	-	to	-
2019	-	-	to	-	-	-	-	to	-	-	to	-
2018[8]	-	9.88	to	10.07	-	-	1.00	to	1.80	(2.29)	to	(2.10)
2017	162,634	10.11	to	10.29	1,672,552	2.52	1.00	to	1.80	1.76	to	2.57
2016	111,228	9.94	to	10.03	1,115,162	2.42	1.00	to	1.80	1.48	to	2.29

BlackRock iShares® Equity Appreciation V.I. Sub-Account (Class III)
2020	-	-	to	-	-	-	-	to	-	-	to	-
2019	-	-	to	-	-	-	-	to	-	-	to	-
2018[8]	-	11.96	to	12.20	-	-	1.00	to	1.80	(2.34)	to	(2.15)
2017	70,900	12.25	to	12.47	882,818	1.88	1.00	to	1.80	19.41	to	20.36
2016	59,162	10.26	to	10.36	612,291	2.98	1.00	to	1.80	7.11	to	7.97

Fidelity® VIP Contrafund® Sub-Account (Initial Class)
2020	4,994,284	35.45	to	54.52	237,247,151	0.24	0.95	to	2.60	27.22	to	29.33
2019	6,319,467	27.86	to	42.16	232,111,397	0.45	0.95	to	2.60	28.20	to	30.33
2018	7,486,410	21.73	to	32.34	212,143,084	0.68	0.95	to	2.60	(8.79)	to	(7.27)
2017	8,813,211	23.83	to	34.88	270,257,413	0.98	0.95	to	2.60	18.76	to	20.73
2016	10,065,234	20.07	to	28.89	256,505,001	0.79	0.95	to	2.60	5.24	to	6.99

Fidelity® VIP Contrafund® Sub-Account (Service Class 2)
2020	8,326,913	19.76	to	32.86	229,257,699	0.08	1.00	to	3.10	26.26	to	28.94
2019	8,336,046	15.32	to	26.03	191,552,509	0.22	1.00	to	3.10	27.27	to	29.97
2018	7,820,910	11.79	to	20.45	150,211,346	0.45	1.00	to	3.10	(9.51)	to	(7.57)
2017	6,722,621	12.76	to	22.60	154,879,781	0.80	1.00	to	3.10	17.89	to	20.38
2016	5,476,326	10.60	to	19.17	118,297,754	0.66	1.00	to	3.10	4.45	to	6.66

Invesco Oppenheimer V.I. Capital Appreciation Sub-Account (Series II)[9]
2020	366,591	26.20	to	38.01	13,216,783	-	1.15	to	3.10	32.08	to	34.68
2019	481,175	19.83	to	28.22	12,888,583	-	1.15	to	3.10	31.70	to	34.29
2018	553,449	15.06	to	21.01	11,026,041	-	1.15	to	3.10	(8.84)	to	(7.04)
2017	636,528	16.52	to	22.60	13,651,148	0.01	1.15	to	3.10	22.66	to	25.06
2016	669,136	13.47	to	18.07	11,507,034	0.11	1.15	to	3.10	(5.40)	to	(3.54)

Invesco Oppenheimer V.I. Capital Appreciation Sub-Account (Series I)[9]
2020	4,332,520	28.26	to	40.20	160,848,549	-	0.95	to	2.60	33.08	to	35.30
2019	5,846,107	21.24	to	29.72	161,347,994	0.06	0.95	to	2.60	32.70	to	34.91
2018	7,333,024	16.00	to	22.03	150,727,803	0.33	0.95	to	2.60	(8.16)	to	(6.63)
2017	8,824,152	17.42	to	23.59	195,124,067	0.24	0.95	to	2.60	23.59	to	25.64
2016	10,289,099	14.10	to	18.78	181,883,596	0.42	0.95	to	2.60	(4.71)	to	(3.12)

F-68

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco Oppenheimer V.I. Conservative Balanced Sub-Account (Series II)[9]
2020	4,777	$12.75	to	$17.10	$76,534	1.88%	1.15%	to	2.65%	11.59%	to	13.28%
2019	5,079	11.42	to	15.09	71,711	2.00	1.15	to	2.65	14.15	to	15.88
2018	5,419	10.01	to	13.03	66,010	1.73	1.15	to	2.65	(8.02)	to	(6.62)
2017	5,979	10.88	to	13.95	78,036	1.69	1.15	to	2.65	6.11	to	7.71
2016	6,910	10.25	to	12.95	84,787	2.12	1.15	to	2.65	2.22	to	3.77

Invesco Oppenheimer V.I. Conservative Balanced Sub-Account (Series I)[9]
2020	377,168	13.10	to	20.14	7,060,991	2.07	0.95	to	2.60	11.91	to	13.77
2019	417,214	11.71	to	17.70	6,873,042	2.24	0.95	to	2.60	14.50	to	16.40
2018	473,310	10.23	to	15.21	6,725,065	1.97	0.95	to	2.60	(7.77)	to	(6.22)
2017	534,403	11.09	to	16.22	8,114,383	1.96	0.95	to	2.60	6.46	to	8.22
2016	630,503	10.42	to	14.99	8,876,450	2.39	0.95	to	2.60	2.57	to	4.27

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account (Series II)[9]
2020	1,067,971	22.77	to	31.25	28,338,933	-	1.00	to	3.10	35.96	to	38.85
2019	875,114	16.40	to	22.99	18,022,291	-	1.00	to	3.10	34.77	to	37.63
2018	672,955	11.92	to	17.06	11,178,908	-	1.00	to	3.10	(9.18)	to	(7.24)
2017	531,806	12.85	to	18.78	10,967,039	-	1.00	to	3.10	24.55	to	27.18
2016	413,368	10.10	to	15.08	7,455,029	-	1.00	to	3.10	(1.03)	to	1.06

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account (Series I)[9]
2020	2,592,033	33.74	to	46.92	106,383,035	0.04	0.95	to	2.60	37.08	to	39.36
2019	3,582,421	24.61	to	33.67	106,476,690	-	0.95	to	2.60	35.79	to	38.05
2018	4,535,962	18.13	to	24.39	99,470,922	-	0.95	to	2.60	(8.51)	to	(6.98)
2017	5,478,879	19.81	to	26.22	130,393,799	0.03	0.95	to	2.60	25.50	to	27.58
2016	6,350,802	15.79	to	20.55	119,229,530	-	0.95	to	2.60	(0.29)	to	1.37

Invesco Oppenheimer V.I. Global Sub-Account (Series II)[9]
2020	2,759,316	18.25	to	27.94	75,781,828	0.44	1.00	to	3.10	23.45	to	26.07
2019	3,054,222	14.48	to	22.63	69,852,655	0.64	1.00	to	3.10	27.44	to	30.15
2018	3,122,101	11.13	to	17.76	58,317,027	0.76	1.00	to	3.10	(16.05)	to	(14.26)
2017	2,668,038	12.98	to	21.15	65,203,626	0.72	1.00	to	3.10	32.17	to	34.97
2016	2,429,442	9.61	to	16.00	47,830,566	0.77	1.00	to	3.10	(3.20)	to	(1.15)

Invesco Oppenheimer V.I. Global Sub-Account (Series I) 9
2020	4,227,403	30.13	to	46.75	176,607,524	0.67	0.95	to	2.60	24.36	to	26.43
2019	5,325,923	24.23	to	36.97	176,050,964	0.89	0.95	to	2.60	28.41	to	30.54
2018	6,335,935	18.87	to	28.32	161,039,139	0.99	0.95	to	2.60	(15.42)	to	(14.01)
2017	7,226,325	22.31	to	32.94	214,656,278	0.94	0.95	to	2.60	33.17	to	35.38
2016	8,685,167	16.75	to	24.33	191,007,098	1.07	0.95	to	2.60	(2.48)	to	(0.86)

Invesco Oppenheimer V.I. Global Strategic Income Sub-Account (Series II)[9]
2020	4,076,835	11.34	to	12.95	61,117,704	5.16	1.00	to	3.10	(0.15)	to	1.97
2019	4,957,887	11.12	to	12.97	74,928,822	3.39	1.00	to	3.10	7.23	to	9.51
2018	4,974,238	10.16	to	12.10	70,206,556	4.56	1.00	to	3.10	(7.47)	to	(5.49)
2017	4,881,261	10.75	to	13.07	75,321,693	1.95	1.00	to	3.10	2.81	to	4.99
2016	4,528,125	10.24	to	12.72	68,620,181	4.57	1.00	to	3.10	3.03	to	5.21

Invesco Oppenheimer V.I. Global Strategic Income Sub-Account (Series I)[9]
2020	8,478,804	13.99	to	22.64	154,124,943	5.81	0.95	to	2.60	0.75	to	2.42
2019	9,820,494	13.89	to	22.10	174,837,228	3.80	0.95	to	2.60	7.96	to	9.76
2018	10,593,916	12.86	to	20.14	173,249,673	4.84	0.95	to	2.60	(6.86)	to	(5.31)
2017	12,240,624	13.81	to	21.27	211,836,285	2.29	0.95	to	2.60	3.55	to	5.27
2016	13,230,514	13.34	to	20.20	218,695,233	5.00	0.95	to	2.60	3.81	to	5.53

F-69

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco Oppenheimer V.I. Government Money Sub-Account[9]
2020	657,647	$7.85	to	$10.41	$6,847,355	0.22%	0.95%	to	2.60%	(2.35)%	to	(0.73)%
2019	673,998	8.04	to	10.49	7,061,758	1.70	0.95	to	2.60	(0.90)	to	0.75
2018	749,807	8.11	to	10.41	7,836,332	1.34	0.95	to	2.60	(1.26)	to	0.39
2017	758,493	8.21	to	10.37	7,890,182	0.38	0.95	to	2.60	(2.18)	to	(0.56)
2016	769,084	8.40	to	10.43	8,057,894	0.01	0.95	to	2.60	(2.55)	to	(0.93)

Invesco Oppenheimer V.I. International Growth Sub-Account (Series II)[9]
2020	1,189,787	14.30	to	21.85	25,837,159	0.62	1.00	to	3.10	17.35	to	19.84
2019	1,376,480	11.94	to	18.62	26,966,589	0.71	1.00	to	3.10	24.05	to	26.68
2018	1,433,614	9.42	to	15.01	23,629,838	0.60	1.00	to	3.10	(22.02)	to	(20.36)
2017	1,259,629	11.83	to	19.25	28,549,998	1.14	1.00	to	3.10	22.60	to	25.19
2016	1,142,092	9.45	to	15.70	22,105,225	0.82	1.00	to	3.10	(5.68)	to	(3.68)

Invesco Oppenheimer V.I. International Growth Sub-Account (Series I)[9]
2020	1,029,713	23.62	to	34.27	32,043,570	0.93	0.95	to	2.60	18.38	to	20.35
2019	1,267,445	19.95	to	28.48	32,768,962	1.05	0.95	to	2.60	25.30	to	27.39
2018	1,469,329	15.92	to	22.36	30,045,032	0.86	0.95	to	2.60	(21.50)	to	(20.18)
2017	1,586,186	20.29	to	28.01	40,886,987	1.43	0.95	to	2.60	23.06	to	25.10
2016	1,727,776	16.48	to	22.39	35,872,901	1.10	0.95	to	2.60	(4.62)	to	(3.04)

Invesco Oppenheimer V.I. Main Street Sub-Account (Series II)[9]
2020	1,040,875	16.86	to	23.21	21,292,780	1.17	1.00	to	3.10	10.22	to	12.56
2019	1,022,590	14.98	to	21.06	19,582,090	0.81	1.00	to	3.10	27.72	to	30.43
2018	954,458	11.49	to	16.49	14,676,353	0.90	1.00	to	3.10	(10.92)	to	(9.02)
2017	811,263	12.62	to	18.51	14,827,618	1.01	1.00	to	3.10	13.09	to	15.48
2016	578,264	10.93	to	16.37	10,570,828	0.81	1.00	to	3.10	7.91	to	10.19

Invesco Oppenheimer V.I. Main Street Sub-Account (Series I)[9]
2020	1,047,878	25.02	to	35.61	33,044,884	1.49	0.95	to	2.60	11.02	to	12.87
2019	1,159,288	22.54	to	31.55	32,594,095	1.06	0.95	to	2.60	28.69	to	30.83
2018	1,342,344	17.52	to	24.12	28,990,577	1.17	0.95	to	2.60	(10.26)	to	(8.76)
2017	1,485,284	19.52	to	26.43	35,355,748	1.25	0.95	to	2.60	13.92	to	15.81
2016	1,636,217	17.13	to	22.82	33,814,437	1.12	0.95	to	2.60	8.76	to	10.56

Invesco Oppenheimer V.I. Total Return Bond Sub-Account[9]
2020	120,583	-	to	16.61	2,002,482	3.09	-	to	1.40	-	to	8.18
2019	129,518	-	to	15.35	1,988,167	3.32	-	to	1.40	-	to	8.00
2018	145,829	-	to	14.21	2,072,652	3.33	-	to	1.40	-	to	(2.41)
2017	165,749	-	to	14.56	2,413,840	2.43	-	to	1.40	-	to	3.14
2016	187,107	-	to	14.12	2,642,040	3.70	-	to	1.40	-	to	1.84

Invesco V.I. Diversified Dividend Sub-Account (Series I)[9]
2020	483,803	9.04	to	13.79	6,302,426	3.18	0.95	to	2.60	(2.43)	to	(0.81)
2019	517,444	9.27	to	13.91	6,771,474	2.90	0.95	to	2.60	21.88	to	23.91
2018	590,254	7.60	to	11.22	6,260,165	2.36	0.95	to	2.60	(9.96)	to	(8.45)
2017	676,418	8.45	to	12.26	7,720,912	1.65	0.95	to	2.60	5.80	to	7.55
2016	736,362	7.98	to	11.40	7,837,640	1.38	0.95	to	2.60	11.87	to	13.73

Invesco V.I. Diversified Dividend Sub-Account (Series II)
2020	945,327	8.40	to	12.29	10,939,473	2.70	1.15	to	3.10	(3.18)	to	(1.28)
2019	1,203,871	8.68	to	12.44	14,181,904	2.53	1.15	to	3.10	20.97	to	23.35
2018	1,568,171	7.17	to	10.09	14,983,575	2.15	1.15	to	3.10	(10.64)	to	(8.87)
2017	1,643,070	8.03	to	11.07	17,155,729	1.50	1.15	to	3.10	5.05	to	7.11
2016	1,687,179	7.64	to	10.34	16,407,276	1.27	1.15	to	3.10	11.05	to	13.23

F-70

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Health Care Sub-Account (Series I)
2020	309,109	$27.26	to	$40.42	$11,325,826	0.31%	0.95%	to	2.60%	11.52%	to	13.38%
2019	355,234	24.45	to	35.65	11,544,579	0.04	0.95	to	2.60	29.10	to	31.25
2018	389,202	18.94	to	27.16	9,685,524	-	0.95	to	2.60	(1.70)	to	(0.05)
2017	449,464	19.26	to	27.18	11,252,795	0.36	0.95	to	2.60	12.86	to	14.73
2016	550,239	17.07	to	23.69	12,141,263	-	0.95	to	2.60	(13.73)	to	(12.30)

Invesco V.I. Health Care Sub-Account (Series II)
2020	350,828	25.28	to	37.26	12,414,240	0.09	1.15	to	3.10	10.71	to	12.89
2019	424,441	22.83	to	33.00	13,391,320	-	1.15	to	3.10	28.15	to	30.67
2018	487,410	17.82	to	25.26	11,728,521	-	1.15	to	3.10	(2.47)	to	(0.54)
2017	579,001	18.27	to	25.40	13,988,456	0.08	1.15	to	3.10	12.03	to	14.23
2016	665,130	16.31	to	22.23	14,005,123	-	1.15	to	3.10	(14.37)	to	(12.69)

Invesco V.I. Technology Sub-Account (Series I)
2020	381,843	34.68	to	45.92	9,461,356	-	0.95	to	2.60	42.37	to	44.74
2019	409,274	24.36	to	31.73	7,407,278	-	0.95	to	2.60	32.39	to	34.59
2018	440,280	18.40	to	23.57	6,043,444	-	0.95	to	2.60	(3.02)	to	(1.40)
2017	485,107	18.97	to	23.91	7,039,384	-	0.95	to	2.60	31.68	to	33.86
2016	477,318	14.41	to	17.86	5,520,565	-	0.95	to	2.60	(3.30)	to	(1.69)

Invesco V.I. Technology Sub-Account (Series II)
2020	274,028	32.15	to	53.68	13,181,326	-	1.15	to	3.10	41.35	to	44.13
2019	300,092	22.74	to	37.25	10,156,434	-	1.15	to	3.10	31.42	to	34.01
2018	377,907	17.30	to	27.79	9,565,714	-	1.15	to	3.10	(3.76)	to	(1.85)
2017	364,551	17.98	to	28.32	9,417,375	-	1.15	to	3.10	30.64	to	33.20
2016	347,245	13.76	to	21.26	6,782,767	-	1.15	to	3.10	(4.02)	to	(2.14)

Ivy VIP Asset Strategy Sub-Account
2020	904,514	13.39	to	13.84	13,270,558	2.02	1.00	to	3.10	10.40	to	12.74
2019	943,855	12.13	to	12.27	12,403,360	2.13	1.00	to	3.10	18.06	to	20.57
2018	1,008,997	10.18	to	10.27	11,123,858	1.88	1.00	to	3.10	(8.34)	to	(6.39)
2017	982,489	10.88	to	11.21	11,774,897	1.59	1.00	to	3.10	14.67	to	17.10
2016	1,062,865	9.29	to	9.77	11,011,299	0.59	1.00	to	3.10	(5.53)	to	(3.54)

MML Aggressive Allocation Sub-Account (Initial Class)
2020	1,451,095	19.32	to	23.92	33,588,339	1.67	0.95	to	2.60	10.44	to	12.27
2019	1,821,022	17.49	to	21.30	37,508,768	1.99	0.95	to	2.60	20.75	to	22.76
2018	1,849,440	14.49	to	17.35	31,085,089	1.34	0.95	to	2.60	(10.49)	to	(8.99)
2017	2,054,640	16.18	to	19.07	38,015,322	1.11	0.95	to	2.60	15.73	to	17.65
2016	2,239,323	13.98	to	16.21	35,369,015	1.55	0.95	to	2.60	5.76	to	7.52

MML Aggressive Allocation Sub-Account (Service Class)
2020	4,774,344	15.28	to	17.74	93,600,335	1.38	1.00	to	3.10	9.63	to	11.95
2019	5,325,759	13.65	to	16.18	95,636,402	1.71	1.00	to	3.10	19.87	to	22.42
2018	5,559,658	11.15	to	13.50	83,188,210	1.17	1.00	to	3.10	(11.26)	to	(9.36)
2017	5,308,383	12.30	to	15.21	90,242,471	0.96	1.00	to	3.10	14.83	to	17.26
2016	4,946,142	10.49	to	13.25	73,642,938	1.34	1.00	to	3.10	4.98	to	7.20

MML Amerian Funds Core Allocation Sub-Account
2020	49,211,939	14.59	to	16.31	930,308,860	1.73	1.00	to	3.10	7.99	to	10.28
2019	57,034,873	13.23	to	15.10	989,500,489	2.39	1.00	to	3.10	14.51	to	16.94
2018	63,029,364	11.31	to	13.19	944,978,070	1.71	1.00	to	3.10	(7.76)	to	(5.79)
2017	67,444,935	12.01	to	14.30	1,083,277,030	1.41	1.00	to	3.10	11.44	to	13.80
2016	64,956,863	10.55	to	12.83	932,979,667	1.87	1.00	to	3.10	5.65	to	7.89

MML Amerian Funds Growth Sub-Account
2020	7,372,819	25.87	to	34.47	249,753,195	0.72	1.00	to	3.10	46.80	to	49.91
2019	8,104,921	17.26	to	23.48	191,745,889	0.32	1.00	to	3.10	26.25	to	28.93
2018	8,213,057	13.39	to	18.60	158,458,588	0.28	1.00	to	3.10	(3.70)	to	(1.65)
2017	8,081,415	13.61	to	19.32	167,744,731	0.30	1.00	to	3.10	23.90	to	26.52
2016	7,943,777	10.76	to	15.59	136,717,100	0.21	1.00	to	3.10	5.69	to	7.92

F-71

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Amerian Funds International Sub-Account
2020	3,496,882	$13.95	to	$14.70	$58,820,176	1.03%	1.00%	to	3.10%	9.98%	to	12.31%
2019	4,069,542	12.69	to	13.09	61,510,006	2.74	1.00	to	3.10	18.58	to	21.09
2018	4,343,149	10.70	to	10.81	54,602,962	0.82	1.00	to	3.10	(16.18)	to	(14.39)
2017	4,359,057	12.62	to	12.76	64,715,051	0.82	1.00	to	3.10	27.64	to	30.35
2016	4,560,968	9.68	to	10.00	52,316,709	1.16	1.00	to	3.10	(0.16)	to	1.95

MML Balanced Allocation Sub-Account (Initial Class)
2020	4,442,634	15.80	to	19.56	83,010,888	2.67	0.95	to	2.60	8.09	to	9.89
2019	5,809,475	14.62	to	17.80	99,026,168	2.57	0.95	to	2.60	13.75	to	15.65
2018	6,173,598	12.85	to	15.40	91,530,192	2.29	0.95	to	2.60	(6.93)	to	(5.38)
2017	7,150,965	13.81	to	16.27	112,285,437	1.92	0.95	to	2.60	8.63	to	10.43
2016	7,704,110	12.71	to	14.73	110,199,123	2.28	0.95	to	2.60	3.43	to	5.15

MML Balanced Allocation Sub-Account (Service Class)
2020	22,692,373	13.50	to	14.54	373,173,046	2.42	1.00	to	3.10	7.27	to	9.54
2019	26,645,694	12.32	to	13.56	408,910,548	2.31	1.00	to	3.10	13.05	to	15.45
2018	28,846,215	10.67	to	11.99	391,117,726	2.07	1.00	to	3.10	(7.69)	to	(5.72)
2017	31,226,600	11.32	to	12.99	459,709,617	1.71	1.00	to	3.10	7.82	to	10.11
2016	32,113,847	10.28	to	12.05	438,781,835	2.11	1.00	to	3.10	2.60	to	4.77

MML Blend Sub-Account (Initial Class)
2020	2,246,956	22.88	to	33.14	65,024,452	-	0.95	to	2.60	9.97	to	11.80
2019	2,419,280	20.81	to	29.64	62,980,806	2.43	0.95	to	2.60	18.27	to	20.23
2018	2,604,579	17.59	to	24.65	56,577,666	2.11	0.95	to	2.60	(6.81)	to	(5.25)
2017	2,870,494	18.88	to	26.02	66,201,478	2.11	0.95	to	2.60	12.31	to	14.17
2016	3,185,857	16.81	to	22.79	64,599,999	2.13	0.95	to	2.60	6.62	to	8.39

MML Blend Sub-Account (Service Class)
2020	10,470,381	15.33	to	21.21	185,705,276	-	1.00	to	3.10	9.14	to	11.45
2019	9,995,211	13.76	to	19.44	161,858,732	2.20	1.00	to	3.10	17.38	to	19.87
2018	8,331,460	11.47	to	16.56	118,605,705	2.01	1.00	to	3.10	(7.51)	to	(5.53)
2017	5,096,057	12.15	to	17.90	88,119,240	1.97	1.00	to	3.10	11.47	to	13.83
2016	3,435,697	10.67	to	16.06	60,017,383	1.94	1.00	to	3.10	5.82	to	8.06

MML Blue Chip Growth Sub-Account (Initial Class)
2020	1,113,935	41.94	to	61.03	64,905,396	-	0.95	to	2.60	30.96	to	33.13
2019	1,289,749	32.02	to	45.84	56,366,432	-	0.95	to	2.60	26.51	to	28.62
2018	1,408,101	25.31	to	35.64	48,210,759	-	0.95	to	2.60	(0.75)	to	0.91
2017	1,675,677	25.51	to	35.32	57,023,079	0.01	0.95	to	2.60	32.74	to	34.94
2016	1,882,269	19.22	to	26.17	47,571,672	-	0.95	to	2.60	(1.68)	to	(0.04)

MML Blue Chip Growth Sub-Account (Service Class)
2020	6,214,398	23.15	to	38.87	181,685,317	-	1.00	to	3.10	29.91	to	32.66
2019	5,915,556	17.45	to	29.92	137,333,697	-	1.00	to	3.10	25.60	to	28.27
2018	5,069,585	13.60	to	23.82	99,468,289	-	1.00	to	3.10	(1.44)	to	0.66
2017	3,342,409	13.51	to	24.17	77,072,040	-	1.00	to	3.10	31.76	to	34.55
2016	2,352,355	10.04	to	18.35	47,399,149	-	1.00	to	3.10	(2.41)	to	(0.35)

MML Conservative Allocation Sub-Account (Initial Class)
2020	4,208,998	15.20	to	18.82	76,130,207	2.60	0.95	to	2.60	7.11	to	8.89
2019	4,480,056	14.19	to	17.29	74,794,028	2.68	0.95	to	2.60	12.24	to	14.11
2018	4,916,102	12.65	to	15.15	72,187,610	2.52	0.95	to	2.60	(5.99)	to	(4.41)
2017	5,515,710	13.45	to	15.85	84,980,369	2.17	0.95	to	2.60	6.81	to	8.59
2016	6,405,735	12.59	to	14.59	91,123,910	2.33	0.95	to	2.60	3.08	to	4.79
MML Conservative Allocation Sub-Account (Service Class)
2020	21,085,898	13.06	to	13.96	338,139,060	2.48	1.00	to	3.10	6.32	to	8.58
2019	20,930,050	12.03	to	13.13	312,722,144	2.47	1.00	to	3.10	11.42	to	13.79
2018	22,812,097	10.57	to	11.79	306,155,920	2.26	1.00	to	3.10	(6.65)	to	(4.66)
2017	25,771,201	11.09	to	12.63	368,723,696	1.97	1.00	to	3.10	6.01	to	8.25
2016	27,042,671	10.25	to	11.91	364,206,497	2.16	1.00	to	3.10	2.27	to	4.43

F-72

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Dynamic Bond Sub-Account (Service Class I)
2020	1,102,442	$10.96	to	$11.42	$12,453,262	0.34%	1.00%	to	1.80%	1.67%	to	2.48%
2019	918,215	10.78	to	11.14	10,144,350	3.42	1.00	to	1.80	6.59	to	7.45
2018	607,871	10.11	to	10.37	6,269,866	3.31	1.00	to	1.80	(2.11)	to	(1.32)
2017	421,103	10.33	to	10.51	4,411,076	3.26	1.00	to	1.80	2.26	to	3.08
2016	275,395	10.10	to	10.20	2,803,633	3.26	1.00	to	1.80	2.80	to	3.63

MML Equity Sub-Account (Initial Class)
2020	925,884	19.34	to	28.08	21,590,756	2.35	0.95	to	2.60	0.38	to	2.05
2019	1,097,055	19.27	to	27.51	25,084,965	2.04	0.95	to	2.60	22.69	to	24.73
2018	1,190,624	15.71	to	22.06	21,958,025	1.77	0.95	to	2.60	(12.32)	to	(10.85)
2017	1,330,305	17.91	to	24.74	27,833,264	1.82	0.95	to	2.60	12.83	to	14.70
2016	1,478,690	15.88	to	21.57	27,122,827	1.72	0.95	to	2.60	9.71	to	11.53

MML Equity Sub-Account (Service Class)
2020	4,851,758	13.98	to	17.94	94,339,624	2.14	1.00	to	3.10	(0.37)	to	1.75
2019	4,923,227	13.74	to	18.01	97,057,943	1.82	1.00	to	3.10	21.78	to	24.36
2018	5,016,720	11.05	to	14.79	82,975,610	1.58	1.00	to	3.10	(12.97)	to	(11.12)
2017	4,961,769	12.43	to	16.99	94,815,216	1.67	1.00	to	3.10	11.99	to	14.36
2016	4,623,570	10.87	to	15.17	82,044,629	1.56	1.00	to	3.10	8.89	to	11.19

MML Equity Income Sub-Account (Initial Class)
2020	5,424,458	20.16	to	29.21	141,959,006	2.46	0.95	to	2.60	(1.26)	to	0.38
2019	5,987,062	20.42	to	29.10	157,019,262	2.28	0.95	to	2.60	23.21	to	25.26
2018	7,063,608	16.57	to	23.23	148,592,012	1.88	0.95	to	2.60	(11.70)	to	(10.23)
2017	8,186,156	18.77	to	25.88	192,596,091	2.14	0.95	to	2.60	13.36	to	15.24
2016	9,518,731	16.56	to	22.46	194,949,078	2.01	0.95	to	2.60	15.65	to	17.56

MML Equity Income Sub-Account (Service Class)
2020	3,974,069	14.72	to	18.71	82,700,285	2.20	1.00	to	3.10	(1.92)	to	0.16
2019	4,049,182	14.69	to	19.07	86,738,940	2.07	1.00	to	3.10	22.27	to	24.86
2018	4,198,697	11.77	to	15.60	75,340,152	1.70	1.00	to	3.10	(12.37)	to	(10.50)
2017	4,146,101	13.15	to	17.80	86,207,492	1.98	1.00	to	3.10	12.44	to	14.82
2016	4,106,682	11.45	to	15.83	77,668,627	1.83	1.00	to	3.10	14.86	to	17.29

MML Equity Index Sub-Account (Class I)
2020	1,036,338	27.56	to	39.57	32,974,512	1.64	0.95	to	2.60	15.03	to	16.94
2019	1,204,817	23.96	to	33.84	33,045,075	2.57	0.95	to	2.60	27.50	to	29.62
2018	1,545,569	18.79	to	26.10	32,889,678	1.51	0.95	to	2.60	(7.26)	to	(5.71)
2017	1,976,015	20.26	to	27.68	44,330,016	0.94	0.95	to	2.60	18.24	to	20.20
2016	2,503,591	17.14	to	23.03	46,624,051	1.61	0.95	to	2.60	8.63	to	10.43

MML Equity Index Sub-Account (Service Class I)
2020	1,247,806	25.55	to	36.56	44,360,172	1.46	1.15	to	3.10	14.14	to	16.39
2019	1,507,010	22.38	to	31.41	45,972,770	2.57	1.15	to	3.10	26.57	to	29.06
2018	1,732,277	17.68	to	24.34	40,825,319	1.36	1.15	to	3.10	(7.96)	to	(6.13)
2017	1,942,798	19.21	to	25.93	48,715,396	0.87	1.15	to	3.10	17.37	to	19.68
2016	2,014,920	16.37	to	21.66	42,156,829	1.57	1.15	to	3.10	7.81	to	9.93

MML Equity Momentum Sub-Account (Service Class I)
2020[11]	109,941	17.88	to	18.63	2,048,092	0.01	1.00	to	1.80	17.86	to	18.81
2019	120,799	15.17	to	15.68	1,893,686	0.68	1.00	to	1.80	35.06	to	36.14
2018	119,922	11.23	to	11.52	1,380,613	0.09	1.00	to	1.80	(18.42)	to	(17.76)
2017	108,500	13.77	to	14.01	1,518,813	1.42	1.00	to	1.80	31.40	to	32.45
2016	78,083	10.48	to	10.58	824,965	0.85	1.00	to	1.80	7.89	to	8.76

MML Equity Rotation Sub-Account (Service Class I)
2020	108,233	17.89	to	18.64	2,017,490	1.39	1.00	to	1.80	20.39	to	21.35
2019	113,361	14.86	to	15.36	1,741,305	0.19	1.00	to	1.80	14.22	to	15.14
2018	109,641	13.01	to	13.34	1,462,409	0.76	1.00	to	1.80	(10.73)	to	(10.01)
2017	86,852	14.57	to	14.83	1,286,782	0.82	1.00	to	1.80	27.38	to	28.40
2016	27,425	11.44	to	11.55	316,663	1.69	1.00	to	1.80	15.13	to	16.06

F-73

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Focused Equity Sub-Account
2020	881,782	$23.51	to	$28.32	$18,957,860	0.64%	0.95%	to	3.10%	9.10%	to	11.47%
2019	887,636	21.55	to	25.41	17,679,923	0.05	0.95	to	3.10	25.77	to	28.50
2018	639,384	17.13	to	19.77	10,379,415	2.82	0.95	to	3.10	(2.11)	to	0.03
2017	514,836	17.50	to	19.77	9,043,125	2.54	0.95	to	3.10	17.91	to	20.46
2016	389,111	14.84	to	16.41	6,163,329	1.17	0.95	to	3.10	14.16	to	16.63

MML Foreign Sub-Account (Initial Class)
2020	7,346,537	12.72	to	18.07	118,344,969	3.10	0.95	to	2.60	3.21	to	4.93
2019	8,271,919	12.32	to	17.22	128,108,301	1.79	0.95	to	2.60	10.26	to	12.10
2018	8,931,698	11.18	to	15.36	124,201,591	2.25	0.95	to	2.60	(18.07)	to	(16.70)
2017	9,523,939	13.64	to	18.44	159,914,007	2.06	0.95	to	2.60	18.62	to	20.59
2016	11,158,817	11.50	to	15.29	156,153,111	2.02	0.95	to	2.60	(1.16)	to	0.48

MML Foreign Sub-Account (Service Class)
2020	584,504	11.00	to	11.79	8,319,183	2.84	1.00	to	3.10	2.34	to	4.52
2019	700,188	10.52	to	11.52	9,815,416	1.52	1.00	to	3.10	9.34	to	11.66
2018	725,345	9.43	to	10.53	9,327,795	2.00	1.00	to	3.10	(18.61)	to	(16.87)
2017	719,693	11.34	to	12.94	11,484,300	1.85	1.00	to	3.10	17.76	to	20.25
2016	751,624	9.43	to	10.99	10,230,593	1.76	1.00	to	3.10	(1.90)	to	0.18

MML Fundamental Equity Sub-Account
2020[12]	880,974	24.41	to	29.41	19,006,450	-	0.95	to	3.10	15.94	to	18.46
2019	797,684	21.05	to	24.82	14,803,275	0.44	0.95	to	3.10	29.26	to	32.07
2018	697,122	16.29	to	18.80	9,980,256	1.16	0.95	to	3.10	(2.43)	to	(0.30)
2017	415,149	16.69	to	18.85	6,501,613	1.01	0.95	to	3.10	23.44	to	26.12
2016	298,369	13.52	to	14.95	4,030,111	0.55	0.95	to	3.10	0.38	to	2.56

MML Fundamental Value Sub-Account
2020	1,019,772	16.10	to	19.39	14,865,608	1.08	0.95	to	3.10	(0.76)	to	1.40
2019	1,016,383	16.22	to	19.12	15,050,102	1.71	0.95	to	3.10	18.75	to	21.33
2018	956,198	13.66	to	15.76	12,106,408	1.56	0.95	to	3.10	(13.31)	to	(11.41)
2017	791,976	15.75	to	17.79	11,904,817	1.83	0.95	to	3.10	11.29	to	13.70
2016	586,038	14.16	to	15.65	8,339,048	1.20	0.95	to	3.10	9.61	to	11.99

MML Global Sub-Account (Class I)
2020	214,433	18.43	to	24.80	5,164,484	1.09	0.95	to	2.60	11.09	to	12.94
2019	266,210	16.59	to	21.96	5,717,821	0.68	0.95	to	2.60	27.24	to	29.36
2018	306,197	13.04	to	16.97	5,081,523	1.12	0.95	to	2.60	(11.87)	to	(10.39)
2017	350,013	14.79	to	18.94	6,524,622	1.21	0.95	to	2.60	20.99	to	22.99
2016	386,442	12.22	to	15.40	5,876,396	1.16	0.95	to	2.60	4.80	to	6.54

MML Global Sub-Account (Service Class I)

2020	924,023	16.38	to	17.15	18,084,268	0.90	1.00	to	3.10	10.23	to	12.57
2019	944,518	14.55	to	15.56	17,104,721	0.35	1.00	to	3.10	26.30	to	28.98
2018	944,055	11.28	to	12.32	13,985,581	0.94	1.00	to	3.10	(12.61)	to	(10.74)
2017	932,097	12.64	to	14.10	15,992,714	1.10	1.00	to	3.10	20.18	to	22.72
2016	824,746	10.30	to	11.73	12,126,653	1.02	1.00	to	3.10	4.08	to	6.28

MML Global Sub-Account (Class II)
2020	256,171	14.28	to	18.69	4,487,312	1.05	1.18	to	1.65	12.10	to	12.63
2019	274,411	12.68	to	16.68	4,316,103	0.60	1.18	to	1.65	28.45	to	29.05
2018	255,730	9.82	to	12.98	3,127,032	1.12	1.18	to	1.65	(11.06)	to	(10.64)
2017	279,833	10.99	to	14.60	3,861,879	1.21	1.18	to	1.65	22.27	to	22.84
2016	279,376	8.95	to	11.94	3,199,295	1.15	1.18	to	1.65	5.78	to	6.28

F-74

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Growth & Income Sub-Account (Initial Class)
2020	1,995,917	$22.50	to	$39.15	$71,531,066	0.91%	0.95%	to	2.60%	11.57%	to	13.43%
2019	2,322,666	20.17	to	34.51	73,362,599	0.94	0.95	to	2.60	28.71	to	30.85
2018	2,668,840	15.67	to	26.38	64,684,699	0.85	0.95	to	2.60	(7.65)	to	(6.10)
2017	3,052,179	16.97	to	28.09	78,933,783	0.92	0.95	to	2.60	20.53	to	22.53
2016	3,454,803	14.08	to	22.93	72,981,281	1.05	0.95	to	2.60	5.99	to	7.75

MML Growth & Income Sub-Account (Service Class)
2020	2,420,663	17.89	to	20.86	49,795,171	0.72	1.00	to	3.10	10.75	to	13.10
2019	2,471,418	15.82	to	18.83	45,996,901	0.76	1.00	to	3.10	27.79	to	30.51
2018	2,291,878	12.12	to	14.74	33,813,200	0.71	1.00	to	3.10	(8.37)	to	(6.41)
2017	1,766,489	12.95	to	16.08	30,613,749	0.78	1.00	to	3.10	19.66	to	22.19
2016	1,516,385	10.60	to	13.44	23,199,559	0.85	1.00	to	3.10	5.20	to	7.43

MML Growth Allocation Sub-Account (Initial Class)
2020	18,484,124	17.99	to	22.27	393,392,881	2.15	0.95	to	2.60	9.87	to	11.69
2019	26,884,888	16.37	to	19.94	514,011,956	2.27	0.95	to	2.60	18.10	to	20.06
2018	30,317,373	13.86	to	16.61	484,216,996	1.76	0.95	to	2.60	(9.31)	to	(7.79)
2017	33,909,954	15.29	to	18.01	589,829,186	1.49	0.95	to	2.60	13.10	to	14.98
2016	36,689,881	13.52	to	15.66	556,965,915	1.90	0.95	to	2.60	4.82	to	6.56

MML Growth Allocation Sub-Account (Service Class)
2020	39,460,627	14.63	to	16.55	788,648,224	1.88	1.00	to	3.10	9.04	to	11.35
2019	53,783,791	13.13	to	15.18	978,800,276	2.03	1.00	to	3.10	17.24	to	19.73
2018	59,693,993	10.97	to	12.95	915,267,296	1.53	1.00	to	3.10	(9.95)	to	(8.03)
2017	64,140,636	11.93	to	14.38	1,080,894,605	1.26	1.00	to	3.10	12.28	to	14.66
2016	67,568,784	10.40	to	12.81	1,001,300,773	1.66	1.00	to	3.10	3.96	to	6.16

MML High Yield Sub-Account
2020	2,894,882	14.83	to	18.65	42,643,144	0.02	0.95	to	3.10	2.16	to	4.38
2019	2,982,701	14.52	to	17.87	43,189,753	6.00	0.95	to	3.10	8.45	to	10.80
2018	2,669,937	13.39	to	16.13	35,992,862	6.18	0.95	to	3.10	(6.50)	to	(4.46)
2017	2,318,594	14.32	to	16.88	34,421,883	7.05	0.95	to	3.10	4.60	to	6.87
2016	1,814,841	13.69	to	15.80	26,901,271	7.19	0.95	to	3.10	12.72	to	15.16

MML Income & Growth Sub-Account (Initial Class)
2020	893,631	18.00	to	26.57	21,695,092	2.03	0.95	to	2.60	0.38	to	2.05
2019	1,014,616	17.93	to	26.04	24,198,302	1.99	0.95	to	2.60	21.24	to	23.26
2018	1,064,337	14.79	to	21.13	20,869,071	1.74	0.95	to	2.60	(13.96)	to	(12.52)
2017	1,224,390	17.19	to	24.15	27,604,331	1.65	0.95	to	2.60	14.43	to	16.33
2016	1,362,608	15.02	to	20.76	26,577,770	1.78	0.95	to	2.60	13.42	to	15.30

MML Income & Growth Sub-Account (Service Class)
2020	1,567,693	14.47	to	16.70	27,009,775	1.83	1.00	to	3.10	(0.35)	to	1.76
2019	1,681,966	14.22	to	16.76	29,439,298	1.78	1.00	to	3.10	20.35	to	22.90
2018	1,666,619	11.57	to	13.93	24,435,731	1.59	1.00	to	3.10	(14.64)	to	(12.82)
2017	1,541,562	13.27	to	16.31	27,684,978	1.52	1.00	to	3.10	13.65	to	16.05
2016	1,231,768	11.43	to	14.36	20,617,145	1.56	1.00	to	3.10	12.56	to	14.94

MML Inflation-Protected and Income Sub-Account (Initial Class)
2020	8,662,812	12.07	to	17.11	130,964,666	0.11	0.95	to	2.60	8.26	to	10.06
2019	9,934,572	11.15	to	15.54	137,121,414	2.38	0.95	to	2.60	5.53	to	7.29
2018	10,511,243	10.56	to	14.49	135,793,211	3.09	0.95	to	2.60	(3.84)	to	(2.23)
2017	12,563,423	10.99	to	14.82	166,498,888	3.30	0.95	to	2.60	0.56	to	2.23
2016	12,945,199	10.92	to	14.49	168,517,535	2.36	0.95	to	2.60	2.52	to	4.22

MML Inflation-Protected and Income Sub-Account (Service Class)
2020	3,431,376	11.19	to	11.94	46,199,752	0.11	1.00	to	3.10	7.49	to	9.77
2019	3,451,539	10.41	to	10.88	43,237,327	2.22	1.00	to	3.10	4.76	to	6.98
2018	3,455,411	9.94	to	10.17	41,399,216	2.86	1.00	to	3.10	(4.57)	to	(2.53)
2017	3,682,017	10.41	to	10.43	46,122,629	3.07	1.00	to	3.10	(0.17)	to	1.94
2016	3,768,338	10.23	to	10.43	47,031,894	2.09	1.00	to	3.10	1.71	to	3.86

F-75

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML International Equity Sub-Account
2020	562,014	$9.92	to	$11.45	$6,833,772	3.20%	0.95%	to	3.10%	1.86%	to	4.07%
2019	571,549	9.74	to	11.01	6,643,432	1.79	0.95	to	3.10	20.55	to	23.17
2018	495,952	8.08	to	8.94	4,669,380	1.59	0.95	to	3.10	(26.38)	to	(24.77)
2017	312,168	10.98	to	11.88	3,854,469	1.76	0.95	to	3.10	26.20	to	28.94
2016	98,906	8.70	to	9.21	931,432	1.70	0.95	to	3.10	4.68	to	6.95

MML Large Cap Growth Sub-Account (Initial Class)
2020	492,342	28.53	to	40.27	17,478,633	0.33	0.95	to	2.60	28.40	to	30.53
2019	577,917	22.22	to	30.85	15,827,567	0.58	0.95	to	2.60	28.60	to	30.74
2018	676,794	17.28	to	23.60	14,279,402	0.63	0.95	to	2.60	(4.79)	to	(3.19)
2017	782,688	18.15	to	24.38	17,285,084	0.37	0.95	to	2.60	30.09	to	32.25
2016	891,625	13.95	to	18.43	15,027,089	0.13	0.95	to	2.60	(2.93)	to	(1.32)

MML Large Cap Growth Sub-Account (Service Class)
2020	965,919	21.22	to	26.44	22,228,571	0.17	1.00	to	3.10	27.52	to	30.22
2019	896,562	16.30	to	20.73	16,390,792	0.46	1.00	to	3.10	27.64	to	30.35
2018	716,008	12.50	to	16.24	10,587,661	0.56	1.00	to	3.10	(5.46)	to	(3.44)
2017	426,985	12.95	to	17.18	7,506,816	0.24	1.00	to	3.10	28.96	to	31.69
2016	239,844	9.83	to	13.32	3,605,074	-	1.00	to	3.10	(3.55)	to	(1.51)

MML Managed Bond Sub-Account (Initial Class)
2020	6,518,330	13.56	to	20.18	114,405,900	0.10	0.95	to	2.60	4.95	to	6.69
2019	7,123,945	12.92	to	18.91	117,808,474	3.67	0.95	to	2.60	6.99	to	8.77
2018	7,702,853	12.08	to	17.39	117,644,146	3.44	0.95	to	2.60	(3.01)	to	(1.38)
2017	9,210,636	12.45	to	17.63	143,060,562	3.15	0.95	to	2.60	2.02	to	3.71
2016	9,792,140	12.21	to	17.00	147,103,492	2.81	0.95	to	2.60	0.12	to	1.78

MML Managed Bond Sub-Account (Service Class)
2020	17,765,196	11.66	to	12.58	266,777,188	0.10	1.00	to	3.10	4.16	to	6.37
2019	18,130,096	10.96	to	12.07	260,703,020	3.46	1.00	to	3.10	6.19	to	8.45
2018	18,639,618	10.11	to	11.37	250,288,149	3.23	1.00	to	3.10	(3.73)	to	(1.68)
2017	19,712,043	10.28	to	11.81	273,576,011	2.94	1.00	to	3.10	1.25	to	3.40
2016	18,648,805	9.94	to	11.66	255,334,043	2.61	1.00	to	3.10	(0.63)	to	1.47

MML Managed Volatility Sub-Account (Initial Class)
2020	5,170,638	13.94	to	21.43	93,221,623	1.40	0.95	to	2.60	3.94	to	5.67
2019	5,894,344	13.41	to	20.28	101,210,212	1.62	0.95	to	2.60	9.03	to	10.84
2018	6,358,338	12.30	to	18.30	98,987,098	1.20	0.95	to	2.60	(7.15)	to	(5.59)
2017	7,501,892	13.25	to	19.38	124,404,125	1.26	0.95	to	2.60	6.24	to	8.01
2016	8,129,791	12.47	to	17.95	125,435,320	1.74	0.95	to	2.60	1.03	to	2.71
MML Managed Volatility Sub-Account (Service Class)
2020	1,669,075	12.09	to	12.93	26,903,885	1.15	1.00	to	3.10	3.17	to	5.36
2019	1,951,793	11.48	to	12.53	30,590,858	1.37	1.00	to	3.10	8.21	to	10.51
2018	2,011,443	10.39	to	11.58	28,963,354	0.95	1.00	to	3.10	(7.84)	to	(5.88)
2017	2,157,161	11.04	to	12.56	33,697,976	1.04	1.00	to	3.10	5.45	to	7.69
2016	2,218,201	10.25	to	11.91	32,568,807	1.53	1.00	to	3.10	0.27	to	2.39

MML Mid Cap Growth Sub-Account (Initial Class)
2020	1,454,733	35.60	to	70.09	89,949,266	0.08	0.95	to	2.60	22.35	to	24.38
2019	1,710,217	29.09	to	56.35	83,592,878	0.02	0.95	to	2.60	27.93	to	30.05
2018	1,958,567	22.74	to	43.33	73,560,646	-	0.95	to	2.60	(4.70)	to	(3.10)
2017	2,245,834	23.86	to	44.72	86,805,680	0.03	0.95	to	2.60	21.62	to	23.64
2016	2,524,036	19.62	to	36.17	79,181,316	-	0.95	to	2.60	3.57	to	5.29

MML Mid Cap Growth Sub-Account (Service Class)
2020	4,168,210	20.12	to	32.82	117,785,877	-	1.00	to	3.10	21.43	to	24.01
2019	4,497,792	16.23	to	27.03	108,799,560	-	1.00	to	3.10	27.01	to	29.71
2018	4,459,919	12.51	to	21.28	88,937,242	-	1.00	to	3.10	(5.45)	to	(3.43)
2017	4,003,907	12.96	to	22.51	91,130,983	-	1.00	to	3.10	20.68	to	23.24
2016	3,514,218	10.51	to	18.65	71,215,184	-	1.00	to	3.10	2.80	to	4.97

F-76

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Mid Cap Value Sub-Account (Initial Class)
2020	3,707,481	$27.13	to	$41.45	$133,181,143	1.82%	0.95%	to	2.60%	(0.90)%	to	0.75%
2019	4,044,150	27.37	to	41.14	144,980,289	1.62	0.95	to	2.60	25.82	to	27.91
2018	4,842,049	21.75	to	32.16	135,925,323	1.50	0.95	to	2.60	(15.24)	to	(13.82)
2017	5,436,760	25.67	to	37.32	177,889,628	1.55	0.95	to	2.60	8.84	to	10.65
2016	6,226,253	23.58	to	33.73	184,615,243	1.57	0.95	to	2.60	20.08	to	22.07

MML Mid Cap Value Sub-Account (Service Class)
2020	2,406,081	14.50	to	25.16	51,269,948	1.58	1.00	to	3.10	(1.62)	to	0.47
2019	2,380,279	14.43	to	25.57	53,222,998	1.44	1.00	to	3.10	24.97	to	27.62
2018	2,261,094	11.31	to	20.46	43,253,293	1.33	1.00	to	3.10	(15.97)	to	(14.18)
2017	2,049,183	13.18	to	24.35	49,740,379	1.41	1.00	to	3.10	8.07	to	10.36
2016	1,782,027	11.94	to	22.53	44,150,408	1.48	1.00	to	3.10	19.12	to	21.64

MML Moderate Allocation Sub-Account (Initial Class)
2020	11,897,524	16.61	to	20.57	235,097,461	2.55	0.95	to	2.60	7.71	to	9.50
2019	17,179,709	15.42	to	18.78	310,792,789	2.52	0.95	to	2.60	15.54	to	17.46
2018	18,831,405	13.35	to	15.99	290,920,692	2.12	0.95	to	2.60	(7.92)	to	(6.38)
2017	21,236,900	14.50	to	17.08	351,616,486	1.79	0.95	to	2.60	10.43	to	12.26
2016	23,743,681	13.13	to	15.21	351,322,644	2.08	0.95	to	2.60	4.15	to	5.88

MML Moderate Allocation Sub-Account (Service Class)
2020	87,882,437	13.81	to	15.27	1,575,429,932	2.23	1.00	to	3.10	6.80	to	9.07
2019	105,177,875	12.66	to	14.30	1,752,110,801	2.26	1.00	to	3.10	14.75	to	17.18
2018	117,630,522	10.81	to	12.46	1,689,907,038	1.88	1.00	to	3.10	(8.60)	to	(6.65)
2017	131,309,540	11.58	to	13.63	2,047,325,711	1.58	1.00	to	3.10	9.55	to	11.87
2016	139,446,724	10.35	to	12.44	1,969,560,365	1.88	1.00	to	3.10	3.34	to	5.53

MML Short-Duration Bond Sub-Account
2020	4,150,563	9.03	to	11.35	44,272,880	-	0.95	to	3.10	(1.75)	to	0.39
2019	3,025,222	9.19	to	11.31	32,173,643	3.11	0.95	to	3.10	0.99	to	3.19
2018	2,634,464	9.10	to	10.96	27,471,063	2.75	0.95	to	3.10	(1.82)	to	0.33
2017	2,599,515	9.26	to	10.92	27,262,598	2.47	0.95	to	3.10	(0.82)	to	1.33
2016	2,606,803	9.34	to	10.78	27,104,043	2.00	0.95	to	3.10	(0.57)	to	1.58

MML Small Cap Equity Sub-Account (Initial Class)
2020	706,873	26.01	to	39.49	27,259,529	0.53	0.95	to	2.60	17.60	to	19.55
2019	831,548	22.12	to	33.03	26,710,657	0.47	0.95	to	2.60	23.22	to	25.27
2018	935,224	17.95	to	26.37	24,030,805	0.49	0.95	to	2.60	(12.51)	to	(11.04)
2017	1,054,841	20.52	to	29.64	30,563,941	0.83	0.95	to	2.60	11.44	to	13.29
2016	1,204,534	18.41	to	26.16	30,878,286	1.05	0.95	to	2.60	15.19	to	17.10

MML Small Cap Equity Sub-Account (Service Class)
2020	1,169,902	17.31	to	24.08	25,344,927	0.30	1.00	to	3.10	16.72	to	19.20
2019	1,184,188	14.53	to	20.63	22,694,629	0.26	1.00	to	3.10	22.30	to	24.89
2018	1,131,275	11.63	to	16.87	18,425,202	0.32	1.00	to	3.10	(13.16)	to	(11.31)
2017	855,645	13.11	to	19.42	17,644,215	0.69	1.00	to	3.10	10.61	to	12.96
2016	631,631	11.61	to	17.56	13,279,472	0.85	1.00	to	3.10	14.33	to	16.75

MML Small Cap Growth Equity Sub-Account (Initial Class)
2020	1,790,589	37.25	to	60.18	90,992,101	-	0.95	to	2.60	32.15	to	34.34
2019	2,488,164	28.19	to	44.79	94,744,872	-	0.95	to	2.60	30.88	to	33.06
2018	3,094,310	21.54	to	33.66	89,078,989	-	0.95	to	2.60	(7.33)	to	(5.78)
2017	3,752,747	23.24	to	35.73	115,332,900	-	0.95	to	2.60	19.67	to	21.66
2016	4,504,045	19.42	to	29.37	114,360,455	-	0.95	to	2.60	9.86	to	11.68

F-77

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Small Cap Growth Equity Sub-Account (Service Class)
2020	1,072,366	$21.98	to	$34.53	$31,164,764	-%	1.00%	to	3.10%	31.16%	to	33.94%
2019	1,127,320	16.41	to	26.33	26,026,111	-	1.00	to	3.10	29.90	to	32.66
2018	1,008,153	12.37	to	20.27	19,280,671	-	1.00	to	3.10	(8.03)	to	(6.06)
2017	646,706	13.17	to	22.03	16,123,932	-	1.00	to	3.10	18.78	to	21.29
2016	559,854	10.86	to	18.55	12,968,514	-	1.00	to	3.10	9.04	to	11.35

MML Small Company Value Sub-Account
2020	1,280,052	15.85	to	26.90	25,549,702	0.06	1.00	to	3.10	5.60	to	7.84
2019	1,254,816	14.70	to	25.47	24,665,122	0.08	1.00	to	3.10	21.43	to	24.01
2018	1,140,446	11.85	to	20.98	19,022,657	0.19	1.00	to	3.10	(15.86)	to	(14.06)
2017	891,099	13.79	to	24.93	19,508,502	0.48	1.00	to	3.10	8.03	to	10.31
2016	612,066	12.50	to	23.08	14,305,376	0.41	1.00	to	3.10	28.14	to	30.85

MML Small/Mid Cap Value Sub-Account (Initial Class)
2020	3,498,522	21.43	to	39.66	97,698,172	1.10	0.95	to	2.60	1.96	to	3.66
2019	3,898,914	21.01	to	38.26	105,702,814	0.61	0.95	to	2.60	17.19	to	19.14
2018	4,387,318	17.93	to	32.11	100,384,944	0.46	0.95	to	2.60	(17.12)	to	(15.73)
2017	4,849,266	21.64	to	38.11	132,667,980	0.50	0.95	to	2.60	10.54	to	12.37
2016	5,653,797	19.57	to	33.91	138,163,724	0.55	0.95	to	2.60	21.90	to	23.92

MML Small/Mid Cap Value Sub-Account (Service Class)
2020	1,139,563	13.77	to	19.86	22,292,450	0.84	1.00	to	3.10	1.14	to	3.29
2019	1,156,012	13.34	to	19.63	23,286,750	0.39	1.00	to	3.10	16.32	to	18.78
2018	1,061,456	11.23	to	16.88	19,194,837	0.26	1.00	to	3.10	(17.73)	to	(15.97)
2017	962,628	13.36	to	20.51	22,379,494	0.30	1.00	to	3.10	9.63	to	11.96
2016	886,931	11.93	to	18.71	19,564,381	0.32	1.00	to	3.10	21.03	to	23.58

MML Special Situations Sub-Account (Service Class I)
2020	50,391	18.10	to	18.87	950,460	0.03	1.00	to	1.80	26.93	to	27.95
2019	56,690	14.26	to	14.75	835,745	-	1.00	to	1.80	21.29	to	22.27
2018	53,278	11.76	to	12.06	642,435	0.41	1.00	to	1.80	(6.83)	to	(6.08)
2017	37,834	12.62	to	12.84	485,763	-	1.00	to	1.80	16.47	to	17.40
2016	23,898	10.83	to	10.94	261,283	0.54	1.00	to	1.80	13.48	to	14.39

MML Strategic Emerging Markets Sub-Account
2020	1,017,814	12.33	to	16.47	16,215,171	0.20	1.00	to	3.10	13.68	to	16.09
2019	1,150,619	10.84	to	14.19	15,739,019	0.01	1.00	to	3.10	21.36	to	23.93
2018	1,155,182	8.93	to	11.45	12,694,684	-	1.00	to	3.10	(15.28)	to	(13.47)
2017	1,061,488	10.55	to	13.23	13,380,725	-	1.00	to	3.10	29.77	to	32.51
2016	947,781	8.13	to	9.99	8,983,421	0.24	1.00	to	3.10	2.88	to	5.05

MML Total Return Bond Sub-Account
2020	4,106,252	10.17	to	12.25	47,980,688	3.09	0.95	to	3.10	5.28	to	7.57
2019	2,936,027	9.66	to	11.39	31,973,807	3.02	0.95	to	3.10	5.34	to	7.63
2018	2,321,318	9.17	to	10.58	23,676,108	1.76	0.95	to	3.10	(3.41)	to	(1.29)
2017	1,912,466	9.49	to	10.72	19,956,564	1.84	0.95	to	3.10	(0.40)	to	1.76
2016	1,691,159	9.53	to	10.53	17,462,137	1.68	0.95	to	3.10	(0.82)	to	1.33

MML U.S. Government Money Market Sub-Account
2020	15,675,879	7.17	to	9.36	143,711,817	0.17	0.95	to	3.10	(2.83)	to	(0.72)
2019	8,074,717	7.37	to	9.42	75,534,222	1.69	0.95	to	3.10	(1.40)	to	0.75
2018	8,285,272	7.48	to	9.35	76,764,657	1.34	0.95	to	3.10	(1.77)	to	0.37
2017	7,302,616	7.61	to	9.32	67,087,752	0.35	0.95	to	3.10	(2.70)	to	(0.59)
2016	7,886,513	7.83	to	9.37	72,659,675	-	0.95	to	3.10	(2.94)	to	(0.84)

Oppenheimer Global Multi-Alternatives Sub-Account
2020	-	-	to	-	-	-	-	to	-	-	to	-
2019	2	8.54	to	9.51	-	1.11	0.95	to	3.10	2.36	to	3.08
2018	246,995	8.34	to	9.22	2,283,703	0.17	0.95	to	3.10	(6.27)	to	(4.22)
2017	232,850	8.90	to	9.63	2,246,753	0.79	0.95	to	3.10	(2.86)	to	(0.76)
2016	179,042	9.16	to	9.70	1,736,290	1.31	0.95	to	3.10	0.34	to	2.51

F-78

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
PIMCO CommodityRealReturn® Strategy Sub-Account
2020	1,401,409	$4.26	to	$5.71	$7,627,491	6.33%	0.95%	to	3.10%	(1.86)%	to	0.27%
2019	1,661,426	4.34	to	5.70	9,033,874	4.33	0.95	to	3.10	7.95	to	10.30
2018	1,812,893	4.02	to	5.16	8,967,304	1.98	0.95	to	3.10	(16.84)	to	(15.02)
2017	2,037,819	4.84	to	6.08	11,904,973	10.98	0.95	to	3.10	(1.06)	to	1.09
2016	2,151,246	4.89	to	6.01	12,471,316	1.01	0.95	to	3.10	11.37	to	13.79

VY® Clarion Global Real Estate Sub-Account
2020	807,288	12.30	to	16.49	12,571,760	5.83	0.95	to	3.10	(7.94)	to	(5.94)
2019	948,461	13.36	to	17.53	15,751,756	2.58	0.95	to	3.10	20.55	to	23.17
2018	1,049,161	11.09	to	14.23	14,174,962	5.26	0.95	to	3.10	(11.55)	to	(9.61)
2017	1,209,503	12.53	to	15.74	18,104,285	3.51	0.95	to	3.10	7.14	to	9.46
2016	1,330,784	11.70	to	14.38	18,270,700	1.09	0.95	to	3.10	(2.44)	to	(0.33)

F-79

Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account. The assessment of charges is based on the actual product and additional benefits or riders purchased.

Mortality and Expense Risk Charge*	This charge is equal, on an annual
basis, to 0.80% - 1.60% of the
daily value of the assets invested
in each fund.
This charge is assessed through a reduction in unit values.
Administrative Charge
This charge is equal, on an annual
basis, to 0.15% of the daily value
of the assets invested in each fund.
This charge is assessed through a reduction in unit values.
Administrative Contract Maintenance Charge	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.
Contingent Deferred Sales Charge/Surrender Charge	0% - 8%
This charge is assessed through the redemption of units.
Payment Protector Charge	This charge is equal, on an annual
basis, to 0.00% - 0.50% of the
daily value of the assets invested
in each fund.
This charge is assessed through a reduction in unit values.
Additional Death Benefit Options
These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.
A. Reset Death Benefit**	0.00% - 0.20%
B. Ratchet Death Benefit***	0.00% - 0.70%
C. 5% roll Up Death Benefit	0.00% - 0.40%
D. Basic Death Benefit with Combination Feature	0.00% - 0.45%
E. Return of Purchase Payment	0.00% - 0.35%

F-80

Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

Rider Charges
These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.
A. Equalizer Benefit	0.00% - 0.50%
B. Nursing Home Waiver	0.00% - 0.05%
C. Earnings Enhancement Benefit	0.00% - 0.30%
D. 10% / 20% Free Withdrawal Amount	0.00% - 0.25%
E. 15% / 30% Free Withdrawal Amount	0.00% - 0.15%
F. Guaranteed Minimum Income Benefit (GMIB)	0.00% - 1.50%
G. Guaranteed Minimum Accumulation Benefit (GMAB)	0.00% - 1.40%
H. Guaranteed Minimum Withdrawal Benefit (GMWB)	0.00% - 0.95%

*	The Panorama Premier segment charges its contract owners a mortality and expense risk charge equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund. Subject to state availability, certificates issued on or after September 10, 2001 will receive an increase in the certificate value allocated to the fund by 0.15% on each certificate anniversary.

**	For Panorama Passage the charge for the Reset Death Benefit is 0.10% on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless the charge exceeds the maximum charge, in which case, the charge is the maximum charge. The maximum charge is 0.20% on an annual basis of the daily value of the certificate value allocated to the funds.

***	The Ratchet Death Benefit is 0.25% for Panorama Passage and 0.15% for Panorama Premier on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless that charge exceeds the maximum, in this case the charge is the maximum charge. The maximum charge is 0.35% if age 60 or less at certificate issue, 0.50% if age 61 through age 70 at certificate issue, and 0.70% if age 71 or older at certificate issue, of the certificate value allocated to the funds.

Certain contracts may offer credits which will result in the purchase of units.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 10, 2021, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-81

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

As of December 31, 2020 and 2019 and

for the years ended December 31, 2020, 2019 and 2018

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

KPMG LLP

One Financial Plaza
755 Main Street

Hartford, CT 06103

Independent Auditors’ Report

The Board of Directors and Policyholders of
Massachusetts Mutual Life Insurance Company:

We have audited the accompanying statutory financial statements of Massachusetts Mutual Life Insurance Company (the Company), which comprise the statutory statements of financial position as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in surplus, and cash flows for the three-year period ended December 31, 2020, and the related notes to the statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the statutory financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the statutory financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the statutory financial statements, the statutory financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the statutory financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the statutory financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP, a Delaware limited liability partnership and a member firm of the
KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

1

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance described in Note 2.

/s/ KPMG LLP

Hartford, Connecticut
February 24, 2021

2

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION

	As of December 31,
	2020	2019
	(In Millions)
Assets:
Bonds	$114,684	$101,907
Preferred stocks	470	749
Common stocks – subsidiaries and affiliates	19,895	16,971
Common stocks – unaffiliated	1,192	1,185
Mortgage loans	26,078	27,473
Policy loans	15,597	14,725
Real estate	362	358
Partnerships and limited liability companies	9,534	9,012
Derivatives	21,076	12,064
Cash, cash equivalents and short-term investments	5,738	3,793
Other invested assets	1,503	2,036
Total invested assets	216,129	190,273
Investment income due and accrued	3,859	2,687
Net deferred income taxes	509	1,108
Other than invested assets	3,996	3,951
Total assets excluding separate accounts	224,493	198,019
Separate account assets	75,966	70,230
Total assets	$300,459	$268,249

Liabilities and Surplus:
Policyholders’ reserves	$125,167	$130,479
Liabilities for deposit-type contracts	14,580	15,297
Contract claims and other benefits	726	474
Policyholders’ dividends	1,708	1,684
General expenses due or accrued	1,253	1,214
Federal income taxes	670	23
Asset valuation reserve	5,205	4,670
Repurchase agreements	4,006	3,834
Commercial paper	250	250
Collateral	5,551	3,285
Derivatives	17,349	9,608
Funds held under coinsurance	17,929	4,252
Other liabilities	5,772	4,056
Total liabilities excluding separate accounts	200,166	179,126
Separate account liabilities	75,966	70,230
Total liabilities	276,132	249,356
Surplus	24,327	18,893
Total liabilities and surplus	$300,459	$268,249

See notes to statutory financial statements

3

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2020	2019	2018
	(In Millions)
Revenue:
Premium income	$10,323	$22,781	$22,929
Net investment income	8,752	7,693	7,774
Fees and other income	3,726	1,381	1,018
Total revenue	22,801	31,855	31,721
Benefits, expenses and other deductions:
Policyholders’ benefits	24,784	24,573	22,818
Change in policyholders’ reserves	(8,965)	2,409	4,499
Change in group annuity reserves assumed	(1,038)	(1,271)	(1,221)
General insurance expenses	2,394	2,391	2,366
Commissions	1,091	1,067	1,062
State taxes, licenses and fees	275	271	258
Other deductions	1,626	298	189
Total benefits, expenses and other deductions	20,167	29,738	29,971
Net gain from operations before dividends and federal income taxes	2,634	2,117	1,750
Dividends to policyholders	1,697	1,671	1,695
Net gain from operations before federal income taxes	937	446	55
Federal income tax expense (benefit)	135	(15)	(168)
Net gain from operations	802	461	223
Net realized capital losses	(586)	(37)	(1,044)
Net income (loss)	$216	$424	$(821)

See notes to statutory financial statements

4

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN SURPLUS

	Years Ended December 31,
	2020	2019	2018
	(In Millions)
Surplus, beginning of year	$18,893	$15,610	$15,705
Net increase/(decrease) due to:
Net income (loss)	216	424	(821)
Change in net unrealized capital gains, net of tax	1,422	3,433	1,779
Change in net unrealized foreign exchange capital gains (losses), net of tax	1,010	282	(594)
Change in other net deferred income taxes	(23)	(55)	291
Change in nonadmitted assets	50	747	(716)
Change in asset valuation reserve	(535)	(1,363)	(100)
Change in reserve valuation basis	(48)	-	-
Change in surplus notes	1,537	(33)	-
Change in minimum pension liability	111	(68)	128
Prior period adjustments	33	(70)	(47)
Deferred gain on reinsurance transactions	1,665	-	-
Other	(4)	(14)	(15)
Net increase (decrease)	5,434	3,283	(95)
Surplus, end of year	$24,327	$18,893	$15,610

See notes to statutory financial statements

5

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2020	2019	2018
	(In Millions)
Cash from operations:
Premium and other income collected	$19,750	$22,979	$23,625
Net investment income	7,281	8,303	6,762
Benefit payments	(24,243)	(24,526)	(22,916)
Net transfers from separate accounts	4,020	5,814	3,091
Net receipts from group annuity reserves assumed	1,038	1,271	1,221
Commissions and other expenses	(3,911)	(3,816)	(3,924)
Dividends paid to policyholders	(1,674)	(1,700)	(1,588)
Federal and foreign income taxes recovered	142	552	162
Net cash from operations	2,403	8,877	6,433

Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	23,128	22,233	19,214
Preferred and common stocks – unaffiliated	547	839	985
Common stocks – affiliated	8	5	1,723
Mortgage loans	4,098	2,418	2,330
Real estate	1	192	276
Partnerships and limited liability companies	1,051	1,207	2,155
Derivatives	1,855	996	633
Other	542	(995)	(548)
Total investment proceeds	31,230	26,895	26,768
Cost of investments acquired:
Bonds	(38,209)	(25,867)	(26,526)
Preferred and common stocks – unaffiliated	(321)	(1,443)	(311)
Common stocks – affiliated	(2,003)	(204)	(583)
Mortgage loans	(4,293)	(6,211)	(3,698)
Real estate	(120)	(120)	233
Partnerships and limited liability companies	(1,847)	(1,368)	(1,653)
Derivatives	(428)	(302)	(927)
Other	78	(81)	202
Total investments acquired	(47,143)	(35,596)	(33,263)
Net increase in policy loans	(872)	(852)	(546)
Net cash used in investing activities	(16,785)	(9,553)	(7,041)

Cash from financing and miscellaneous sources:
Net (withdrawals) deposits on deposit-type contracts	(1,031)	868	87
Cash provided (applied to) by surplus note issuance	697	(39)	-
Change in repurchase agreements	172	(935)	565
Change in collateral	2,270	550	50
Other cash provided (used)	14,219	(293)	644
Net cash from financing and miscellaneous sources	16,327	151	1,346
Net change in cash, cash equivalents and short-term investments	1,945	(525)	738
Cash, cash equivalents and short-term investments:
Beginning of year	3,793	4,318	3,580
End of year	$5,738	$3,793	$4,318

See notes to statutory financial statements

6

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS

1.	Nature of operations

Massachusetts Mutual Life Insurance Company (MassMutual or the Company), a mutual life insurance company domiciled in the Commonwealth of Massachusetts, and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts (GIC) to individual and institutional customers in all 50 states of the United States of America (U.S.), the District of Columbia and Puerto Rico. Products and services are offered primarily through the Company’s MassMutual Financial Advisors (MMFA), Digital Direct to Consumer and Business to Business (DTC&B2B), Institutional Solutions (IS) and Workplace Solutions (WS) distribution channels.

MMFA is a sales force that includes financial professionals that operate in the U.S. MMFA sells individual life, individual annuities, long term care (LTC) and disability insurance (DI). The Company’s DTC&B2B distribution channel sells individual life and supplemental health insurance primarily through direct response television advertising, digital media, search engine optimization and search engine marketing. The Company’s IS distribution channel sells group annuities, group life and GIC primarily through retirement advisory firms, actuarial consulting firms, investment banks, insurance benefit advisors and investment management companies. The Company’s WS distribution channel sells group life insurance and annuity products as well as individual life insurance, critical illness and DI products distributed through financial advisors.

2.	Summary of significant accounting policies

a.	Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (NAIC) and the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (the Division).

Statutory accounting practices are different in some respects from financial statements prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The more significant differences between statutory accounting practices and U.S. GAAP are as follows:

Invested assets

•	Bonds are generally carried at amortized cost, whereas U.S. GAAP reports bonds at fair value for bonds available for sale and trading or at amortized cost for bonds held to maturity
•	Changes in the fair value of derivative financial instruments are recorded as changes in surplus, whereas U.S. GAAP generally reports these changes in revenue unless deemed an effective hedge
•	Interest rate and credit default swaps associated with replicated synthetic investment transactions are carried at amortized cost, whereas U.S. GAAP would carry them at fair value
•	Embedded derivatives are recorded as part of the underlying contract, whereas U.S. GAAP would identify and bifurcate certain embedded derivatives from the underlying contract or security and account for them separately at fair value
•	Income recognition on partnerships and limited liability companies, which are accounted for under the equity method, is limited to the amount of cash distribution, whereas U.S. GAAP is without limitation
•	Certain majority-owned subsidiaries and variable interest entities are accounted for using the equity method, whereas U.S. GAAP would consolidate these entities

Policyholders’ liabilities

•	Statutory policy reserves are generally based upon prescribed methods, such as the Commissioners’ Reserve Valuation Method, Commissioners’ Annuity Reserve Valuation Method or net level premium method, and prescribed statutory mortality, morbidity and interest assumptions at the time of issuance, whereas U.S. GAAP policy reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates, at time of issuance, of future mortality, morbidity, persistency and interest

7

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

•	Liabilities for policyholders’ reserves, unearned premium, and unpaid claims are presented net of reinsurance ceded, whereas U.S. GAAP would present the liabilities on a direct basis and report an asset for the amounts recoverable or due from reinsurers
•	Payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances

General insurance expenses and commissions

•	Certain acquisition costs, such as commissions and other variable costs, directly related to successfully acquiring new business are charged to current operations as incurred, whereas U.S. GAAP generally would capitalize these expenses and amortize them based on profit emergence over the expected life of the policies or over the premium payment period

Net realized capital (losses) gains

•	After-tax realized capital gains (losses) that result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (IMR) and amortized into revenue, whereas U.S. GAAP reports these gains and losses as revenue

Surplus

•	Changes in the balances of deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are recorded in surplus, whereas U.S. GAAP would generally include the change in deferred taxes in net income without limitation
•	Assets are reported at admitted asset value and assets designated as nonadmitted are excluded through a charge against surplus, whereas U.S. GAAP recognizes all assets, net of any valuation allowances
•	An asset valuation reserve (AVR) is reported as a contingency reserve to stabilize surplus against fluctuations in the statement value of real estate, partnerships and limited liability companies and certain common stocks as well as credit-related changes in the value of bonds, mortgage loans and certain derivatives, whereas U.S. GAAP does not record this reserve
•	Changes to the mortgage loan valuation allowance are recognized in net unrealized capital gains (losses), net of tax, in the Statutory Statements of Changes in Surplus, whereas U.S. GAAP reports these changes in net realized capital (losses) gains
•	The overfunded status of pension and other postretirement plans, which is the excess of the fair value of the plan assets over the projected benefit obligation, is a nonadmitted asset for statutory accounting whereas U.S. GAAP recognizes the overfunded status as an asset
•	Surplus notes are reported in surplus, whereas U.S. GAAP reports these notes as liabilities
•	Statutory Statements of Changes in Surplus includes net income, change in net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in other net deferred income taxes, change in nonadmitted assets, change in AVR, prior period adjustments and change in minimum pension liability, whereas U.S. GAAP presents net income as retained earnings and net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in minimum pension liability as other comprehensive income
•	The change in the fair value for unaffiliated common stock is recorded in surplus, whereas the change in the fair value for ownership interests in an entity not accounted for under the equity method or consolidated are recorded in revenue for U.S. GAAP

8

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Other

•	Assets and liabilities associated with certain group annuity and variable universal life contracts, which do not pass-through all investment experience to contract holders, are maintained in separate accounts and are presented on a single line in the statutory financial statements, whereas U.S. GAAP reports these contracts as general investments and liabilities of the Company

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of the statutory financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates and assumptions include those used in determining the carrying values of investments including the amount of mortgage loan investment valuation reserves, other-than-temporary impairment(s) (OTTI), the value of the investment in MassMutual Holding LLC (MMHLLC), the liabilities for policyholders’ reserves, the determination of admissible deferred tax assets (DTA), the liability for taxes and the liability for litigation or other contingencies. Future events including, but not limited to, changes in the level of mortality, morbidity, interest rates, persistency, asset valuations and defaults could cause results to differ from the estimates used in the statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

Certain prior year amounts within these financial statements have been reclassified to conform to the current year presentation.

b.	Corrections of errors and reclassifications

For the years ended December 31, 2020 and 2019, corrections of prior years’ errors were recorded in surplus, net of tax:

	Years Ended December 31, 2020 and 2019
	Increase (Decrease) to:
	Prior Years’ Net Income		Current Year Surplus		Asset or Liability Balances
	(In Millions)
	2020	2019	2020	2019	2020	2019
Common stocks -subsidiaries and affiliates(1)	$-	$-	$(35)	$-	$(35)	$-
Net deferred income taxes(1)	-	-	8	-	8	-
Other than invested assets	-	(13)	$-	106	$-	106
Policyholders’ reserves	33	(87)	33	(87)	(33)	87
Liabilities for deposit-type contracts	-	42	-	42	-	(42)
Contract claims and other benefits	-	(5)	-	(5)	-	5
Other Liabilities	-	(7)	-	(7)	-	7
Total	$33	$(70)	$6	$49	$(60)	$163

(1)	The change in common stocks subsidiaries and affiliates and net deferred income taxes were recorded through surplus as a change in unrealized capital losses, net of tax.

c.	Bonds

Bonds are generally valued at amortized cost using the constant yield interest method with the exception of NAIC Category 6 bonds, which are in or near default, and certain residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), which are rated by outside modelers, which are carried at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other investments. Categories 1 and 2

9

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date.

For loan-backed and structured securities, such as asset-backed securities (ABS), mortgage-backed securities (MBS), including RMBS and CMBS, and structured securities, including collateralized debt obligations (CDOs), amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies.

Fixed income securities, with the highest ratings from a rating agency follow the retrospective method of accounting.

All other fixed income securities, such as floating rate bonds and interest only securities, including those that have been impaired, follow the prospective method of accounting.

The fair value of bonds is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models by discounting expected future cash flows using observable current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments. Internal inputs used in the determination of fair value include estimated prepayment speeds, default rates, discount rates and collateral values, among others. Structure characteristics and cash flow priority are also considered. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. “Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

d.	Preferred stocks

Preferred stocks in good standing, those that are rated Categories 1 through 3 by the Securities Valuation Office (SVO) of the NAIC, are generally valued at amortized cost. Preferred stocks not in good standing, those that are rated Categories 4 through 6 by the SVO, are valued at the lower of amortized cost or fair value. Fair values are based on quoted market prices, when available. If quoted market prices are not available, values provided by third-party organizations are used. If values provided by third-party organizations are unavailable, fair value is estimated using internal models. These models use inputs not directly observable or correlated with observable market data. Typical inputs integrated into the Company’s internal discounted expected earnings models include, but are not limited to, earnings before interest, taxes, depreciation and amortization estimates. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. “Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

e.	Common stocks – subsidiaries and affiliates

In December 2020, MassMutual contributed its ownership in MassMutual Asset Finance (MMAF), LLC and MML Management LLC, wholly owned subsidiaries with a combined carrying value of $1,602 million, to MM Investment Holding (MMIH), a wholly owned subsidiary, in an affiliated transaction and therefore no gain or loss was recognized on the transaction. There was no impact to surplus.

Common stocks of unconsolidated subsidiaries, primarily C.M. Life Insurance Company (C.M. Life), MML Bay State Life Insurance Company (MML Bay State), and MMHLLC, are accounted for using the statutory equity method. The Company accounts for the value of MMHLLC at its underlying U.S. GAAP equity value less an adjustment of $295 million as of December 31, 2020 for a portion of its noncontrolling interests. Operating results, less dividends declared, for MMHLLC is reflected as net unrealized capital gains (losses) in the Statutory Statements of Changes in Surplus. Dividends declared from MMHLLC are recorded in net investment income when declared and are limited to MMHLLC’s U.S. GAAP retained earnings. The cost basis of common stocks – subsidiaries and affiliates is adjusted for impairments deemed to be other than temporary.

10

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Refer to Note 10c. “Common stocks – subsidiaries and affiliates” for further information on the valuation of MMHLLC.

f.	Common stocks – unaffiliated

Unaffiliated common stocks are carried at fair value, which is based on quoted market prices when available. If quoted market prices are not available, values provided by third-party organizations are used. If values from third parties are unavailable, fair values are determined by management using estimates based upon internal models. The Company’s internal models include estimates based upon comparable company analysis, review of financial statements, broker quotes and last traded price. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. “Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

g.	Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium, discount, mortgage origination fees and valuation allowances. Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for (a) impaired loans more than 60 days past due, (b) delinquent loans more than 90 days past due, or (c) loans that have interest that is not expected to be collected. The Company continually monitors mortgage loans where the accrual of interest has been discontinued, and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received according to the terms of the original or modified mortgage loan agreement.

h.	Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy and amounts ceded to reinsurers.

i.	Real estate

Investment real estate, which the Company has the intent to hold for the production of income, and real estate occupied by the Company are carried at depreciated cost, less encumbrances. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income.

Real estate held for sale is initially carried at the lower of depreciated cost or fair value less estimated selling costs and is no longer depreciated. Adjustments to carrying value, including for further declines in fair value, are recorded in a valuation reserve, which is included in net realized capital (losses) gains.

Fair value is generally estimated using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks, net of encumbrances. The Company also obtains external appraisals for a rotating selection of properties annually. If an external appraisal is not obtained, an internal appraisal is performed.

j.	Partnerships and limited liability companies

Partnerships and limited liability companies, except for partnerships that generate and realize low income housing tax credits (LIHTCs), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. Distributions received are recognized as net investment income to the extent the distribution does not exceed previously recorded accumulated undistributed earnings.

Investments in partnerships that generate LIHTCs are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into net investment income during the period in which tax benefits are recognized.

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The equity method is suspended if the carrying value of the investment is reduced to zero due to losses from the investment. Once the equity method is suspended, losses are not recorded until the investment returns to profitability and the equity method is resumed. However, if the Company has guaranteed obligations of the investment or is otherwise committed to provide further financial support for the investment, losses will continue to be reported up to the amount of those guaranteed obligations or commitments.

k.	Derivatives

Interest rate swaps and credit default swaps associated with replicated assets are valued at amortized cost and all other derivative types are carried at fair value, which is based primarily upon quotations obtained from counterparties and independent sources. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and independent sources when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based on an internal valuation process using market observable inputs that other market participants would use. Changes in the fair value of these instruments other than interest rate swaps and credit default swaps associated with replicated synthetic investments are recorded as unrealized capital (losses) gains in surplus. Gains and losses realized on settlement, termination, closing or assignment of contracts are recorded in net realized capital (losses) gains. Amounts receivable and payable are accrued as net investment income.

l.	Cash, cash equivalents and short-term investments

Cash and cash equivalents, which are carried at amortized cost, consist of all highly liquid investments purchased with original maturities of three months or less.

Short-term investments, which are carried at amortized cost, consist of short-term bonds, money market mutual funds and all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months.

The carrying value reported in the Statutory Statements of Financial Position for cash, cash equivalents and short-term investment instruments approximates the fair value.

m.	Investment income due and accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date.

n.	Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and DTAs or deferred tax assets or liabilities. Current tax expense (benefit) is reported in the Statutory Statements of Operations as federal income tax expense (benefit) if resulting from operations and within net realized capital (losses) gains if resulting from invested asset transactions. Changes in the balances of net deferred taxes, which provide for book-to-tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of book-to-tax temporary differences, such as reserves and policy acquisition costs, and of book-to-tax permanent differences, such as tax-exempt interest and tax credits, may result in effective tax rates in the Statutory Statements of Operations that differ from the federal statutory tax rate.

o.	Other than invested assets

Other than invested assets primarily includes the Company’s investment in corporate-owned life insurance, deferred and uncollected life insurance premium, receivable from subsidiaries and affiliates, reinsurance recoverable, fixed assets and other receivables.

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p.	Separate accounts

Separate accounts and sub-accounts are segregated funds administered and invested by the Company, the performance of which primarily benefits the policyholders/contract holders with an interest in the separate accounts. Group and individual variable annuity, variable life and other insurance policyholders/contract holders select from among the separate accounts and sub-accounts made available by the Company. The separate accounts and sub-accounts are offered as investment options under certain insurance contracts or policies. The returns produced by separate account assets increase or decrease separate account reserves. Separate account assets consist principally of marketable securities reported at fair value. Except for the Company’s seed money, supplemental accounts and certain guaranteed separate accounts issued in Minnesota, separate account assets can only be used to satisfy separate account liabilities and are not available to satisfy the general obligations of the Company. Separate account administrative and investment advisory fees are included in fees and other income.

Assets may be transferred from the general investments of the Company to seed the separate accounts. When assets are transferred, they are transferred at fair market value. Gains related to the transfer are deferred to the extent that the Company maintains a proportionate interest in the separate account. The deferred gain is recognized as the Company’s ownership decreases or when the underlying assets are sold. Losses associated with these transfers are recognized immediately.

Separate accounts reflect two categories of risk assumption: nonguaranteed separate accounts for which the policyholder/contract holder assumes the investment risk and guaranteed separate accounts for which the Company contractually guarantees a minimum return, a minimum account value, or both to the policyholder/contract holder. For certain guaranteed separate account products such as interest rate guaranteed products and indexed separate account products, reserve adequacy is performed on a contract-by-contract basis using, as applicable, prescribed interest rates, mortality rates and asset risk deductions. If the outcome from this adequacy analysis produces a deficiency relative to the current account value, a liability is recorded in policyholders’ reserves or liabilities for deposit-type contracts in the Statutory Statements of Financial Position with the corresponding change in the liability recorded as change in policyholders’ reserves or policyholders’ benefits in the Statutory Statements of Operations.

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Operations with the offset recorded in the change in policyholders’ reserves. Investment income, realized capital gains (losses) and unrealized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to policyholders/contract holders and are not recorded in the Statutory Statements of Operations.

q.	Nonadmitted assets

Assets designated as nonadmitted by the NAIC primarily include pension plan assets, intangibles, certain electronic data processing equipment, advances and prepayments, certain investments in partnerships and LLCs for which qualifying audits are not performed, the amount of DTAs (subject to certain limitations) that will not be realized by the end of the third calendar year following the current year end, furniture and equipment, certain other receivables and uncollected premium greater than 90 days past due. Due and accrued income is nonadmitted on: (a) bonds delinquent more than 90 days or where collection of interest is improbable; (b) impaired bonds more than 60 days past due; (c) bonds in default; (d) mortgage loans in default where interest is 180 days past due; (e) rent in arrears for more than 90 days; and (f) policy loan interest due and accrued more than 90 days past due and included in the unpaid balance of the policy loan in excess of the cash surrender value of the underlying contract. Assets that are designated as nonadmitted are excluded from the Statutory Statements of Financial Position through a change in nonadmitted assets on the Statutory Statements of Changes in Surplus.

r.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business to limit its insurance risk or to assume business.

Premium income, policyholders’ benefits (including unpaid claims) and policyholders’ reserves are reported net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid, but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded and modified coinsurance (Modco) reserve adjustments on reinsurance ceded are recorded as revenue. Commissions and expense allowances on Retirement Plan Group reinsurance assumed and Modco reserve adjustments on reinsurance assumed are recorded as an expense.

s.	Policyholders’ reserves

Policyholders’ reserves are developed by actuarial methods that will provide for the present value of estimated future obligations in excess of estimated future premium on policies in force and are determined based on either statutory prescribed mortality/morbidity tables using specified interest rates and valuation methods, or principles-based reserving under Valuation Manual (VM)-20 which considers a wide range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses.

On January 1, 2020, the Company transitioned from Actuarial Guideline 43 to VM-21 for valuing guaranteed living benefits on certain annuity products for statutory reserves.

The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices.

The Company charges a higher premium on certain contracts that cover substandard mortality risk. For these policies, the reserve calculations are based on a substandard mortality rate, which is a multiple of the standard mortality tables.

Certain variable universal life and universal life contracts include features such as guaranteed minimum death benefits (GMDB) or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit. The liability for variable and universal life GMDBs and other guarantees is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves in the Statutory Statements of Operations.

Certain individual variable annuity and fixed annuity products have a variety of additional guarantees such as GMDBs and variable annuity guaranteed living benefits (VAGLB). The primary types of VAGLBs include guaranteed minimum accumulation benefits (GMAB), guaranteed minimum income benefits (GMIB) including GMIB Basic and GMIB Plus and guaranteed lifetime withdrawal benefits (GLWB). In general, these benefit guarantees require the contract owner or policyholder to adhere to a company-approved asset allocation strategy. The liabilities for individual variable annuity GMDBs and VAGLBs are included in policyholders’ reserves in the Statements of Financial Position and the related changes in these liabilities are included in change in policyholders’ reserves in the Statutory Statements of Operations.

Separate accounts include certain group annuity contracts used to fund retirement plans that offer a guarantee of a contract holder’s principal, which can be withdrawn over a stated period of time. These contracts offer a stated rate of return backed by the Company. Contract payments are not contingent upon the life of the retirement plan participants.

Unpaid claims and claim expense reserves are related to disability and LTC claims. Unpaid disability claim liabilities are projected based on the average of the last three disability payments. LTC unpaid claim liabilities are projected using policy specific daily benefit amounts and aggregate utilization factors. Claim expense reserves are based on an analysis of the unit expenses related to the processing and examination of new and ongoing claims. Interest accrued on reserves is calculated by applying NAIC prescribed interest rates to the average reserves by year incurred.

Tabular interest, tabular reserves, reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC Annual Statement instructions. For tabular interest, whole life and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life, group life,

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

annuity and supplemental contracts use a formula that applies a weighted average credited rate to the mean account value. For contracts without an account value (e.g., a Single Premium Immediate Annuity) a weighted average statutory valuation rate is applied to the mean statutory reserve or accepted actuarial methods using applicable interest rates are applied.

All policyholders’ reserves and accruals are presented net of reinsurance. Management believes that these liabilities and accruals represent management’s best estimate and will be sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

t.	Liabilities for deposit-type contracts

Liabilities for funding agreements, dividend accumulations, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates.

u.	Participating contracts

Participating contracts are those that may be eligible to share in any dividends declared by the Company. Participating contracts issued by the Company represented 61% of the Company’s policyholders’ reserves and liabilities for deposit-type contracts as of December 31, 2020 and 55% as of December 31, 2019.

v.	Policyholders’ dividends

Dividends expected to be paid to policyholders in the following year are approved annually by MassMutual’s Board of Directors and are recorded as an expense in the current year. The allocation of these dividends to policyholders reflects the relative contribution of each group of participating policies to surplus and considers, among other factors, investment returns, mortality and morbidity experience, expenses and taxes. The liability for policyholders’ dividends includes the estimated amount of annual dividends and settlement dividends. A settlement dividend is an extra dividend payable at termination of a policy upon maturity, death or surrender.

w.	Asset valuation reserve

The Company maintains an AVR that is a contingency reserve to stabilize surplus against fluctuations in the carrying value of common stocks, real estate, partnerships and limited liability companies as well as credit-related changes in the value of bonds, preferred stocks, mortgage loans, and certain derivatives. The AVR is reported as a liability within the Statutory Statements of Financial Position and the change in AVR, net of tax, is reported within the Statutory Statements of Changes in Surplus.

x.	Repurchase agreements

Repurchase agreements are contracts under which the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. These repurchase agreements are carried at cost and accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability while the underlying securities continue to be recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense. Repurchase agreements are used as a tool for overall portfolio management to help ensure the Company maintains adequate assets in order to provide yield, spread and duration to support liabilities and other corporate needs.

The Company provides collateral, as dictated by the repurchase agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

The carrying value reported in the Statutory Statements of Financial Position for repurchase agreements approximates the fair value.

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y.	Commercial paper

The Company issues commercial paper (CP) in the form of unsecured notes. Interest on CP is calculated using a 360-day year based on the actual number of days elapsed. Due to the short-term nature of CP, the carrying value approximates fair value.

z.	Interest maintenance reserve

The Company maintains an IMR that is used to stabilize net income against fluctuations in interest rates. After-tax realized capital gains (losses), which result from changes in interest rates for all types of fixed-income investments and interest-related derivatives, are deferred into the IMR and amortized into net investment income using the grouped amortization method. In the grouped amortization method, assets are grouped based on years of maturity. IMR is reduced by the amount ceded to reinsurers when entering into in force coinsurance ceding agreements. The IMR is included in other liabilities, or if negative, is recorded as a nonadmitted asset.

aa.	Employee compensation plans

The Company has a long-term incentive compensation plan, under which certain employees of the Company and its subsidiaries may be issued phantom share-based compensation awards. These awards include Phantom Stock Appreciation Rights (PSARs) and Phantom Restricted Stock (PRS). These awards do not grant an equity or ownership interest in the Company.

PSARs provide the participant with the opportunity to share in the value created in the total enterprise. The PSAR value is the appreciation in the phantom stock price between the grant price and the share price at the time of exercise. Awards can only be settled in cash. PSARs typically cliff vest at the end of three years and expire five years after the date of grant. Vested PSARs may be exercised during quarterly two-week exercise periods prior to expiration. The compensation expense for an individual award is recognized over the service period.

PRS provide the participant with the opportunity to share in the value created in the total enterprise. Participants receive the full phantom share value (grant price plus/minus any change in share price) over the award period. Awards can only be settled in cash. PRS typically vests on a graded basis over five years, one third per year after years three, four and five. On each vesting date, a lump sum cash settlement is paid to the participant based on the number of shares vested multiplied by the most recent phantom stock price. Compensation expense is recognized on the accelerated attribution method. The accelerated attribution method recognizes compensation expense over the vesting period by which each separate payout year is treated as if it were, in substance, a separate award.

All awards granted under the Company’s plans are compensatory classified awards. Compensation costs are based on the most recent quarterly calculated intrinsic value of the PSARs (current share price less grant price per share not less than zero) and PRS (current share price per share), considering vesting provisions, net of forfeiture assumptions and are included in the Statutory Statements of Financial Position as a liability in general expenses due or accrued. The compensation expense for an individual award is recognized over the service period. The cumulative compensation expense for all outstanding awards in any period is equal to the change in calculated liability period over period. The requisite service period for the awards is the vesting period.

At the time of death or disability, awards contain vesting conditions, whereby employees’ unvested awards immediately vest on an accelerated basis with a one-year exercise period for PSARs, full accelerated vesting and settlement for PRS awards granted 2016 and after. For PRS awards granted prior to 2016, awards vest on a pro-rata basis with immediate settlement.

At the time of retirement, for awards granted beginning in 2016, both PRS and PSAR vest according to the original grant terms. For awards granted prior to 2016, unvested awards immediately vest on an accelerated basis with a two-year exercise period for PSARs, and a pro-rata basis with immediate settlement for PRS.

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The phantom share price is determined as the greater of the share price calculated using management basis core operating income or the share price calculated using management basis equity. This phantom share price is calculated and communicated to all participants quarterly and is used in calculating the liability of the Company based on intrinsic value.

bb.	Other liabilities

Other liabilities primarily consist of the derivative interest expense liability, remittances and items not allocated, other miscellaneous liabilities, liabilities for employee benefits and accrued separate account transfers.

cc.	Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy. However, premium for flexible products, primarily universal life and variable universal life contracts, is recognized as revenue when received. Annuity premium is recognized as revenue when received. Disability income and LTC premium is recognized as revenue when due.

Premium revenue is adjusted by the related deferred premium adjustment. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments.

Commissions and other costs related to issuance of new policies and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

dd.	Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)

Net realized capital (losses) gains, net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Net realized capital (losses) gains, including OTTI, are recognized in net income and are determined using the specific identification method.

Bonds - general

The Company employs a systematic methodology to evaluate OTTI by conducting a quarterly analysis of bonds. OTTI is evaluated in a manner consistent with market participant assumptions. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

In addition, if the Company has the intent to sell, or the inability, or lack of intent to retain the investment for a period sufficient to recover the amortized cost basis, an OTTI is recognized as a realized loss equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.

When a bond is other-than-temporarily impaired, a new cost basis is established.

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Bonds - corporate

For corporate securities, if it is determined that a decline in the fair value of a bond is other than temporary, OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and, generally, its fair value at the balance sheet date.

The Company analyzes investments whose fair value is below the cost for impairment. Generally, if the investment experiences significant credit or interest rate related deterioration, the cost of the investment is not recoverable, or the Company intends to sell the investment before anticipated recovery, an OTTI is recognized as realized investment loss.

Bonds - loan-backed and structured securities

For loan-backed and structured securities, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected. The expected cash flows are discounted at the security’s effective interest rate. Internal inputs used in determining the amount of the OTTI on structured securities include collateral performance, prepayment speeds, default rates, and loss severity based on borrower and loan characteristics, as well as deal structure including subordination, over-collateralization and cash flow priority.

ABS and MBS are evaluated for OTTI using scenarios and assumptions based on the specifics of each security including collateral type, loan type, vintage and subordination level in the structure. Cash flow estimates are based on these assumptions and inputs obtained from external industry sources along with internal analysis and actual experience. Where applicable, assumptions include prepayment speeds, default rates and loss severity, weighted average maturity and changes in the underlying collateral values.

The Company has a review process for determining if CDOs are at risk for OTTI. For the senior, mezzanine and junior debt tranches, cash flows are modeled using multiple scenarios based on the current ratings and values of the underlying corporate credit risks and incorporating prepayment and default assumptions that vary according to collateral attributes of each CDO. The prepayment and default assumptions are varied within each model based upon rating (base case), historical expectations (default), rating change improvement (optimistic), rating change downgrade (pessimistic) and fair value (market). The default rates produced by these multiple scenarios are assigned an expectation weight according to current market and economic conditions and fed into a final scenario. OTTI is recorded if this final scenario results in the loss of any principal or interest payments due.

For the most subordinated junior CDO tranches, the present value of the projected cash flows in the final scenario is measured using an effective yield. If the current book value of the security is greater than the present value measured using an effective yield, an OTTI is taken in an amount sufficient to produce its effective yield. Certain CDOs cannot be modeled using all of the scenarios because of limitations on the data needed for all scenarios. The cash flows for these CDOs, including foreign currency denominated CDOs, are projected using a customized scenario management believes is reasonable for the applicable collateral pool.

For loan-backed and structured securities, any difference between the new amortized cost basis and any increased present value of future cash flows expected to be collected is accreted into net investment income over the expected remaining life of the bond.

Common and preferred stock

The cost basis of common and preferred stocks is adjusted for impairments deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to retain the investment for a period sufficient to allow for a near-term recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly analysis of issuers whose common or preferred stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis

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and significant short-term changes in value.

Mortgage loans

The Company performs internal reviews at least annually to determine if individual mortgage loans are performing or nonperforming. The fair values of performing mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For nonperforming loans, the fair value is the estimated collateral value of the underlying real estate. If foreclosure is probable, the Company will obtain an external appraisal.

Mortgage loans are considered to be impaired when, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance is recorded on a loan-by-loan basis in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral. Such information or events could include property performance, capital budgets, future lease roll, a property inspection as well as payment trends. Collectability and estimated decreases in collateral values are also assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting estimated value of the collateral.

Real estate

For real estate held for the production of income, depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. An impairment is recorded when the property’s estimated future net operating cash flows over ten years, undiscounted and without interest charges, is less than book value.

Adjustments to the carrying value of real estate held for sale are recorded in a valuation reserve as realized capital losses when the fair value less estimated selling costs is less than the carrying value.

Partnerships and limited liability companies

When it is probable that the Company will be unable to recover the outstanding carrying value of an investment based on undiscounted cash flows, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, OTTI is recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment. The estimated fair values of limited partnership interests are generally based on the Company’s share of the net asset value (NAV) as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

For determining impairments in partnerships that generate LIHTCs, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate for future benefits of ten or more years and compares the results to its current book value. Impairments are recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment.

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Unrealized capital gains (losses)

Unrealized capital gains (losses) include changes in the fair value of derivatives, excluding interest rate swaps and credit default index swaps associated with replicated assets; currency translation adjustments on foreign-denominated bonds; changes in the fair value of unaffiliated common stocks; changes in the fair value of bonds and preferred stocks that are carried at fair value; and changes in the inflation adjustments on U.S Treasury inflation-indexed securities. Changes in the Company’s equity investments in partnerships and LLCs, including the earnings as reported on the financial statements, earnings recorded as accumulated undistributed earnings, foreign exchange asset valuation and mark-to-market on operating assets, and certain subsidiaries and affiliates are also reported as changes in unrealized capital gains (losses). Unrealized capital gains (losses) are recorded as a change in net unrealized capital gains (losses), net of tax, within the Statutory Statements of Changes in Surplus.

3.	New accounting standards

Adoption of new accounting standards

In June 2016, the NAIC adopted modifications to Statements of Statutory Accounting Principles (SSAP) No. 51R, Life Contracts, to incorporate references to the Valuation Manual and to facilitate the implementation of VM-20, which were effective on January 1, 2017. The adoption of VM-20 only applies to new life insurance policies issued after January 1, 2017, however the Company adopted these revisions to SSAP No. 51R using the 3-year phased in approach as of January 1, 2020. Prior to adoption, the Company used formulas and assumptions to determine reserves as prescribed by state laws and regulations. Under VM-20, the Company is required to hold the higher of (a) the reserve using prescribed factors and (b) the VM-20 reserve which considers a wide range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses. At the time of adoption, the modifications did not have a material effect on the Company’s total life reserves and surplus in the financial statements.

In April 2019, the NAIC adopted modifications to SSAP No. 16R, Electronic Data Processing Equipment and Software, effective January 1, 2020, the Company elected to early adopt effective April 1, 2019. This guidance aligns and clarifies the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract, with the requirement for capitalizing implementation costs incurred to develop or obtain internal-use software. Costs for implementation activities in the application development stage is capitalized, depending on the nature of the costs and would be nonadmitted, while costs incurred during preliminary project or post implementation stages are expensed as incurred. The amendments also require the entity to expense the capitalized implementation costs of a hosting arrangement that is a service contract over the lesser of the expected term of the hosting arrangement or five years. The Company adopted this guidance on a prospective basis and the adoption did not have a material impact on its financial statements.

In August 2019, the NAIC adopted modifications to SSAP No. 51R, Life Contracts, to incorporate references to the Valuation Manual and to facilitate the implementation of VM-21. The adoption, effective January 1, 2020, only applies to certain annuity products and includes inforce policies issued after 1980. Prior to adoption, the Company used formulas and assumptions to determine reserves as prescribed by state laws and regulations. Under VM-21, the aggregate reserve for contracts falling within the scope of these requirements shall equal the stochastic reserve plus the additional standard projection amount less the projected IMR included in the starting assets. These requirements constitute the Commissioners Annuity Reserve Valuation Method for all contracts encompassed by the scope. The modifications did not have a material effect on the Company’s total annuity reserves and surplus in the financial statements.

In April 2020, the NAIC adopted modifications to SSAP Nos. 15, 22R and 86. These revisions adopt Financial Accounting Standards Board Accounting Standard Update No. 2020-04 Reference Rate Reform, which applies only to contracts, hedging relationships, and other transactions that reference London Inter-Bank Offered Rate (LIBOR) or another reference rate expected to be discontinued because of reference rate reform. Optional expedients allow entities (under certain circumstances) to avoid having to remeasure contracts or reassess a previous accounting determination for hedged items. The guidance is effective through December 31, 2022. The Company has adopted this guidance and the adoption did not have a material impact on its financial statements.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In April 2020, the NAIC adopted modifications to SSAP Nos. 6, 47, 51R and 65. This guidance extends the 90-Day Rule due to the impacts of COVID-19 and provides exception to the 90-day past due rule for nonadmittance required in SSAP No. 6 for premiums, SSAP No. 47 for uncollected uninsured plan receivables, SSAP No. 51R for life premiums and SSAP No. 65 for high deductible policies. This guidance expired on December 30, 2020. The Company has adopted this guidance and the adoption did not have a material impact on its financial statements.

In April 2020, the NAIC adopted modifications to SSAP No. 36. This guidance notes a mortgage loan or bank loan modification due to the impacts of COVID-19 on the borrower will not automatically be categorized as a troubled debt restructuring (TDR). To qualify for relief, the borrower must have been in good standing as of December 31, 2019 (not more than 30 days past due). This guidance expires on January 1, 2022. The Company has adopted this guidance and the adoption did not have a material impact on its financial statements.

In April 2020, the NAIC adopted modifications to SSAP Nos. 26R, 30R, 37, 43R and 48. This guidance provides limited time exceptions for impairment assessments related to mortgage loans, bank loans and other investments that predominantly invest in mortgage loans and does not require an impairment classification under SSAP No. 37 for mortgage loans or SSAP No. 26R for bank loans that are deferred/modified in response to the impacts of COVID-19. It also provides limited-scope provisions for assessing impairment for other investments (e.g., mutual funds, limited liability companies) that predominantly invest in mortgage loans impacted due to fair value declines if the entity does not intend to sell. This guidance only defers the assessment of impairment due to situations caused by the forbearance or modification of mortgage loan or bank loan payments for borrowers who are or may be unable to meet their contractual payment obligations because they are experiencing short-term financial or operational problems due to the effects of COVID-19. This guidance expired on December 30, 2020. The Company has adopted this guidance and the adoption did not have a material impact on its financial statements.

In May 2020, the NAIC adopted modifications to SSAP No. 34. This guidance notes if investments have been impacted by forbearance or other modification provisions, a reporting entity shall assess whether the investment income has been earned in accordance with the modified terms. This guidance expired on December 30, 2020. The Company has adopted this guidance and the adoption did not have a material impact on its financial statements.

In May 2020, the NAIC adopted modifications to SSAP Nos. 26R, 36, 43R and 103R. This guidance clarifies how to determine when restructuring or modification of certain debt investments due to COVID-19 are a TDR. The guidance also clarifies whether a modification that is not a TDR needs to be assessed as an exchange under SSAP No. 103R. This guidance expires on January 1, 2022 and was effective for the specific purpose to provide practical expedients in assessing whether modifications in response to COVID-19 are insignificant under SSAP No. 36 and in assessing whether a change is substantive under SSAP No. 103R. The Company has adopted this guidance and the adoption did not have a material impact on its financial statements.

Future adoption of new accounting standards

In July 2020, the NAIC adopted modifications to SSAP No. 26R, Accounting for Bond Tender Offers, effective January 1, 2021. The modifications apply similar reporting for gains or losses due to a tender offer as previously adopted for calls. The difference between consideration and par is recognized as net investment income, while any difference between book value and par is recognized as realized gain or loss. The modifications are not expected to have a material effect on the Company’s financial statements.

In July 2020, the NAIC adopted modifications to SSAP No. 32, Preferred Stock, effective January 1, 2021. The modifications define carrying value of redeemable preferred stock as amortized cost for NAIC 1-3 designations, the lower of amortized cost or fair value for NAIC 4-6 designations, and new fair value measurement for perpetual and mandatorily convertible preferred stock. They clarify when failure to meet certain dividends or redemption payments could trigger an impairment assessment, that preferred shares issued by joint ventures are included in the scope of this guidance, and clarifies scope related to sinking fund schedules, mandatory conversions, and various other features. They also clarify fair value would be capped by any currently effective call price. The revisions would impact the Company’s current unaffiliated and affiliated perpetual preferred stock investments. The modifications are not expected to have a material effect on the Company’s financial statements.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

4.	Fair value of financial instruments

The following presents a summary of the carrying values and fair values of the Company’s financial instruments:

	December 31, 2020
	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$4,438	$5,351	$-	$5,351	$-
All other governments	1,848	2,121	-	2,034	87
States, territories and possessions	424	498	-	498	-
Political subdivisions	431	507	-	507	-
Special revenue	6,241	7,257	-	7,247	10
Industrial and miscellaneous	94,990	103,560	110	57,947	45,503
Parent, subsidiaries and affiliates	6,312	6,409	-	-	6,409
Preferred stocks	470	516	1	-	515
Common stocks - subsidiaries and affiliates	361	361	172	-	189
Common stocks - unaffiliated	1,192	1,192	780	-	412
Mortgage loans - commercial	22,216	23,150	-	-	23,150
Mortgage loans - residential	3,862	3,885	-	-	3,885
Derivatives:
Interest rate swaps	20,081	22,591	-	22,591	-
Options	411	411	64	347	-
Currency swaps	517	517	-	517	-
Forward contracts	62	62	-	62	-
Credit default swaps	-	2	-	2	-
Financial futures	5	5	5	-	-
Cash, cash equivalents and
short-term investments	5,738	5,738	272	5,466	-
Separate account assets	75,966	75,966	51,281	22,851	1,834
Financial liabilities:
GICs	11,464	11,807	-	-	11,807
Group annuity contracts and other deposits	1,736	1,892	-	-	1,892
Individual annuity contracts	9,764	12,473	-	-	12,473
Supplementary contracts	1,129	1,130	-	-	1,130
Repurchase agreements	4,006	4,006	-	4,006	-
Commercial paper	250	250	-	250	-
Derivatives:
Interest rate swaps	16,134	16,843	-	16,843	-
Options	8	8	8	-	-
Currency swaps	864	864	-	864	-
Forward contracts	279	279	-	279	-
Credit default swaps	1	1	-	1	-
Financial futures	63	63	63	-	-

Common stocks - subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $19,534 million.

22

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2019
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(In Millions)

Financial assets:
Bonds:
U. S. government and agencies	$4,361	$4,944	$-	$4,944	$-
All other governments	1,589	1,762	-	1,693	69
States, territories and possessions	547	603	-	603	-
Political subdivisions	517	569	-	569	-
Special revenue	5,807	6,594	-	6,584	10
Industrial and miscellaneous	82,586	88,206	10	48,715	39,481
Parent, subsidiaries and affiliates	6,500	6,658	-	381	6,277
Preferred stocks	749	787	11	-	776
Common stocks - subsidiaries and affiliates	282	282	162	-	120
Common stocks - unaffiliated	1,185	1,185	917	-	268
Mortgage loans - commercial	24,163	25,090	-	-	25,090
Mortgage loans - residential	3,310	3,304	-	-	3,304
Derivatives:
Interest rate swaps	10,571	11,983	-	11,983	-
Options	575	575	40	535	-
Currency swaps	880	880	-	880	-
Forward contracts	11	11	-	11	-
Credit default swaps	22	31	-	31	-
Financial futures	5	5	5	-	-
Cash, cash equivalents and
short-term investments	3,793	3,793	206	3,587	-
Separate account assets	70,230	70,230	48,151	21,113	966
Financial liabilities:
GICs	9,815	9,909	-	-	9,909
Group annuity contracts and other deposits	17,963	18,600	-	-	18,600
Individual annuity contracts	8,338	10,317	-	-	10,317
Supplementary contracts	1,185	1,186	-	-	1,186
Repurchase agreements	3,834	3,834	-	3,834	-
Commercial paper	250	250	-	250	-
Derivatives:
Interest rate swaps	9,124	9,972	-	9,972	-
Options	2	2	2	-	-
Currency swaps	212	212	-	212	-
Forward contracts	158	158	-	158	-
Financial futures	112	112	112	-	-

Common stocks - subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $16,689 million.

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance for fair value establishes a measurement framework that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. Each level reflects a unique description of the inputs that are significant to the fair value measurements. The levels of the fair value hierarchy are as follows:

Level 1 – Observable inputs in the form of quoted prices for identical instruments in active markets.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be derived from observable market data for substantially the full term of the assets or liabilities.

Level 3 – One or more unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using internal models, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

When available, the Company generally uses unadjusted quoted market prices from independent sources to determine the fair value of investments, and classifies such items within Level 1 of the fair value hierarchy. If quoted prices are not available, prices are derived from observable market data for similar assets in an active market or obtained directly from brokers for identical assets traded in inactive markets. Investments that are priced using these inputs are classified within Level 2 of the fair value hierarchy. When some of the necessary observable inputs are unavailable, fair value is based upon internally developed models. These models use inputs not directly observable or correlated with observable market data. Typical inputs, which are integrated in the Company’s internal discounted cash flow models and discounted earnings models include, but are not limited to, issuer spreads derived from internal credit ratings and benchmark yields such as LIBOR, cash flow estimates and earnings before interest, taxes, depreciation and amortization estimates. Investments that are priced with such unobservable inputs are classified within Level 3 of the fair value hierarchy.

The Company reviews the fair value hierarchy classifications at each reporting period. Overall, reclassifications between levels occur when there are changes in the observability of inputs and market activity used in the valuation of a financial asset or liability. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1 (primarily equity securities including mutual fund investments), transfers between Level 1 and Level 2 measurement categories are expected to be infrequent. Transfers into and out of Level 3 are summarized in the schedule of changes in Level 3 assets and liabilities.

The fair value of group annuity contracts and other deposits is determined by multiplying the book value of the contract by an average market value adjustment factor. The market value adjustment factor is directly related to the difference between the book value of client liabilities and the present value of installment payments discounted at current market value yields. The market value yield is measured by the Barclay’s Aggregate Bond Index, subject to certain adjustments, and the installment period is equivalent to the duration of the Company’s invested asset portfolio.

The fair value of individual annuity and supplementary contracts is determined using one of several methods based on the specific contract type. For short-term contracts, generally less than 30 days, the fair value is assumed to be the book value. For contracts with longer durations, GICs and investment-type contracts, the fair value is determined by calculating the present value of future cash flows discounted at current market interest rates, the risk-free rate or a current pricing yield curve based on pricing assumptions using assets of a comparable corporate bond quality. Annuities receiving dividends are accumulated at the average minimum guaranteed rate and discounted at the risk-free rate. All others are valued using cash flow projections from the Company’s asset/liability management analysis.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company’s fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2020
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Special revenue	$-	$2	$-	$2
Industrial and miscellaneous	110	221	112	443
Preferred stocks	-	-	18	18
Common stocks - subsidiaries and affiliates	172	-	189	361
Common stocks - unaffiliated	780	-	412	1,192
Derivatives:
Interest rate swaps	-	20,081	-	20,081
Options	64	347	-	411
Currency swaps	-	517	-	517
Forward contracts	-	62	-	62
Credit default swaps	-	2	-	2
Financial futures	5	-	-	5
Separate account assets	51,281	22,851	1,834	75,966
Total financial assets carried at fair value	$52,412	$44,083	$2,565	$99,060

Financial liabilities:
Derivatives:
Interest rate swaps	$-	$16,134	$-	$16,134
Options	8	-	-	8
Currency swaps	-	864	-	864
Forward contracts	-	279	-	279
Credit default swaps	-	1	-	1
Financial futures	63	-	-	63
Total financial liabilities carried at fair value	$71	$17,278	$-	$17,349

For the year ended December 31, 2020 and the year ended December 31, 2019, the Company did not have any financial instruments that were carried at NAV as a practical expedient.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company’s fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2019
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$10	$143	$111	$264
Preferred stocks	-	-	13	13
Common stocks - subsidiaries and affiliates	162	-	120	282
Common stocks - unaffiliated	917	-	268	1,185
Derivatives:
Interest rate swaps	-	10,571	-	10,571
Options	40	535	-	575
Currency swaps	-	880	-	880
Forward contracts	-	11	-	11
Financial futures	5	-	-	5
Separate account assets	48,151	21,113	966	70,230
Total financial assets carried at fair value	$49,285	$33,253	$1,478	$84,016

Financial liabilities:
Derivatives:
Interest rate swaps	$-	$9,124	$-	$9,124
Options	2	-	-	2
Currency swaps	-	212	-	212
Forward contracts	-	158	-	158
Financial futures	112	-	-	112
Total financial liabilities carried at fair value	$114	$9,494	$-	$9,608

The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes and the level of market activity may result in a reclassification of certain financial assets or liabilities between fair value hierarchy classifications. Such reclassifications are reported as transfers between levels in the beginning fair value for the reporting period in which the changes occur.

Valuation Techniques and Inputs

The Company determines the fair value of its investments using primarily the market approach or the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or the income approach is used.

A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis and categorized within Level 2 and Level 3 of the fair value hierarchy is as follows:

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Separate account assets – These assets primarily include bonds (industrial and miscellaneous; U.S. government and agencies), and derivatives. Their fair values are determined as follows:

Bonds (Industrial and miscellaneous) – These securities are principally valued using the market or the income approaches. Level 2 valuations are based primarily on quoted prices in markets that are not active, broker quotes, matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads versus benchmark yields, new issuances, issuer ratings, duration, and trades of identical or comparable securities. Privately placed securities are valued using discounted cash flow models using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issuances that incorporate the credit quality and industry sector of the issuer. This level also includes securities priced by independent pricing services that use observable inputs. Valuations based on matrix pricing or other similar techniques that utilize significant unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including adjustments for illiquidity, delta spread adjustments or spreads to reflect industry trends or specific credit−related issues are classified as Level 3. In addition, inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 are classified as Level 3.

Bonds (U.S. government and agencies) – These securities are principally valued using the market approach. Level 2 valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spreads versus the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

Derivative assets and liabilities – These financial instruments are primarily valued using the market approach. The estimated fair value of derivatives is based primarily on quotations obtained from counterparties and independent sources, such as quoted market values received from brokers. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and an independent source when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based upon an internal valuation process using market observable inputs that other market participants would use. Significant inputs to the valuation of derivative financial instruments include overnight index swaps and LIBOR basis curves, interest rate volatility, swap yield curve, currency spot rates, cross currency basis curves and dividend yields. Due to the observability of the significant inputs to these fair value measurements, they are classified as Level 2.

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts. For the periods presented, there were no significant changes to the Company’s valuation techniques.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

 The following presents changes in the Company’s Level 3 assets carried at fair value:

	Balance as of	Gains (Losses) in Net	Losses (Gains) in					Transfers			Balance as of
	1/1/20	Income	Surplus	Purchases	Issuances	Sales	Settlements	In	Out	Other	12/31/20
	(In Millions)

Financial assets:
Bonds:
Industrial and miscellaneous	$111	$(2)	$(16)	$4	$11	$-	$(2)	$2	$(28)	$32	$112
Preferred stocks	13	-	(13)	7	2	-	-	-	-	9	18
Common stocks - subsidiaries and affiliates	120	-	18	41	15	-	(4)	-	-	(1)	189
Common stocks - unaffiliated	268	18	19	118	30	(6)	(36)	1	-	-	412
Separate account assets	966	50	1	836	-	(19)	-	-	-	-	1,834
Total financial assets	$1,478	$66	$9	$1,006	$58	$(25)	$(42)	$3	$(28)	$40	$2,565

	Balance as of	Gains (Losses) in Net	Losses (Gains) in					Transfers			Balance as of
	1/1/19	Income	Surplus	Purchases	Issuances	Sales	Settlements	In	Out	Other	12/31/19
	(In Millions)

Financial assets:
Bonds:
Industrial and miscellaneous	$64	$(1)	$(2)	$28	$1	$-	$(5)	$2	$-	$24	$111
Parent, subsidiaries, and affiliates	66	-	-	-	-	-	-	-	(8)	(58)	-
Preferred stocks	-	-	(1)	2	-	-	-	-	-	12	13
Common stocks - subsidiaries and affiliates	165	1	(41)	1	-	-	(6)	-	-	-	120
Common stocks - unaffiliated	306	18	9	4	-	(60)	(9)	-	-	-	268
Separate account assets	551	42	(1)	797	-	(423)	-	-	-	-	966
Total financial assets	$1,152	$60	$(36)	$832	$1	$(483)	$(20)	$2	$(8)	$(22)	$1,478

Other transfers include assets that are either no longer carried at fair value, or have just begun to be carried at fair value, such as assets with no level changes but a change in the lower of cost or market carrying basis. Industrial and miscellaneous bonds in other contain assets that are now carried at fair value due to ratings changes and assets are no longer carried at fair value where the fair value is now higher than the book value.

Level 3 transfers in are assets that are consistently carried at fair value but have had a level change. Common stocks unaffiliated assets were transferred from Level 2 to Level 3 due to a change in the observability of pricing inputs, at the beginning fair value for the reporting period.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

5.	Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment.

a.	Bonds

The carrying value and fair value of bonds were as follows:

	December 31, 2020
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Millions)

U.S. government and agencies	$4,438	$914	$1	$5,351
All other governments	1,848	274	1	2,121
States, territories and possessions	424	74	-	498
Political subdivisions	431	76	-	507
Special revenue	6,241	1,020	4	7,257
Industrial and miscellaneous	94,990	9,122	552	103,560
Parent, subsidiaries and affiliates	6,312	97	-	6,409
Total	$114,684	$11,577	$558	$125,703

The December 31, 2020 gross unrealized losses exclude $72 million of losses included in the carrying value. These losses include $70 million from NAIC Class 6 bonds and $2 million from RMBS and CMBS whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

	December 31, 2019
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Millions)

U.S. government and agencies	$4,361	$585	$2	$4,944
All other governments	1,589	174	1	1,762
States, territories and possessions	547	56	-	603
Political subdivisions	517	52	-	569
Special revenue	5,807	789	2	6,594
Industrial and miscellaneous	82,586	5,900	280	88,206
Parent, subsidiaries and affiliates	6,500	158	-	6,658
Total	$101,907	$7,714	$285	$109,336

The December 31, 2019 gross unrealized losses exclude $26 million of losses included in the carrying value. These losses include $25 million from NAIC Class 6 bonds and $1 million from RMBS and CMBS whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The quality of the bond portfolio is determined by the use of SVO ratings and the equivalent rating agency designations, except for RMBS and CMBS that use outside modelers. The following sets forth the NAIC class ratings for the bond portfolio including RMBS and CMBS:

		December 31,
		2020		2019
NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total	Carrying Value	% of Total
		($ In Millions)

1	Aaa/ Aa/ A	$58,267	51%	$52,828	52%
2	Baa	45,426	40	38,740	38
3	Ba	4,830	4	6,214	6
4	B	3,082	3	1,747	2
5	Caa and lower	2,558	2	1,907	2
6	In or near default	521	-	471	-
	Total	$114,684	100%	$101,907	100%

The following summarizes NAIC ratings for RMBS and CMBS investments subject to NAIC modeling:

	December 31,
	2020				2019
	RMBS		CMBS		RMBS		CMBS
NAIC	Carrying	% of	Carrying	% of	Carrying	% of	Carrying	% of
Class	Value	Total	Value	Total	Value	Total	Value	Total
	($ In Millions)

1	$1,520	90%	$1,993	75%	$1,100	92%	$2,474	88%
2	167	10	173	6	92	8	213	8
3	-	-	275	10	-	-	42	1
4	-	-	95	4	-	-	21	1
5	-	-	54	2	-	-	35	1
6	-	-	87	3	-	-	40	1
	$1,687	100%	$2,677	100%	$1,192	100%	$2,825	100%

The following is a summary of the carrying value and fair value of bonds as of December 31, 2020 by contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties. Securities with more than one maturity date are included in the table using the final maturity date.

	Carrying Value	Fair Value
	(In Millions)

Due in one year or less	$3,975	$4,014
Due after one year through five years	22,983	23,727
Due after five years through ten years	29,545	32,041
Due after ten years	58,181	65,921
Total	$114,684	$125,703

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Sales proceeds and related gross realized capital gains (losses) from bonds were as follows:

	Years Ended December 31,
	2020	2019	2018
	(In Millions)

Proceeds from sales	$15,457	$13,979	$10,742
Gross realized capital gains from sales	1,416	256	151
Gross realized capital losses from sales	(251)	(96)	(199)

The following is a summary of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position:

	December 31, 2020
	Less Than 12 Months			12 Months or Longer
	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers
	($ In Millions)

U.S. government and agencies	$65	$1	7	$-	$-	2
All other governments	72	1	6	10	-	1
States, territories and possessions	2	-	1	-	-	-
Special revenue	342	3	35	14	1	9
Industrial and miscellaneous	9,956	447	872	4,540	177	412
Parent, subsidiaries and affiliates	134	-	1	85	-	1
Total	$10,571	$452	922	$4,649	$178	425

The December 31, 2020 gross unrealized losses include $72 million of losses included in the carrying value. These losses include $70 million from NAIC Class 6 bonds and $2 million from RMBS and CMBS whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2019
	Less Than 12 Months			12 Months or Longer
	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers
	($ In Millions)

U.S. government and agencies	$49	$1	6	$31	$1	6
All other governments	32	-	10	16	-	5
States, territories and possessions	46	-	5	-	-	-
Political subdivisions	6	-	3	-	-	-
Special revenue	83	1	36	27	1	12
Industrial and miscellaneous	4,995	82	699	7,616	225	559
Parent, subsidiaries and affiliates	155	-	1	13	-	1
Total	$5,366	$84	760	$7,703	$227	583

The December 31, 2019 gross unrealized losses include $26 million of losses included in the carrying value. These losses include $25 million from NAIC Class 6 bonds and primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2020 and 2019, management has not deemed these unrealized losses to be other than temporary because the investment’s carrying value is expected to be realized and the Company has the ability and intent not to sell these investments until recovery, which may be at maturity.

As of December 31, 2020, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $6,979 million. Securities in an unrealized loss position for less than 12 months had a fair value of $3,970 million and unrealized losses of $206 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $3,009 million and unrealized losses of $86 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2019, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $7,496 million. Securities in an unrealized loss position for less than 12 months had a fair value of $2,268 million and unrealized losses of $24 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $5,228 million and unrealized losses of $92 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

In the course of the Company’s investment management activities, securities may be sold and reacquired within 30 days to enhance the Company’s yield on its investment portfolio. The Company did not sell any securities with the NAIC Designation 3 or below for the years ended December 31, 2020 or 2019, that were reacquired within 30 days of the sale date.

The Company had assets on deposit with government authorities or trustees, as required by law, in the amount of $10 million as of December 31, 2020, and $10 million as of December 31, 2019.

Residential mortgage-backed exposure

RMBS are included in the U.S. government and agencies, special revenue, and industrial and miscellaneous bond categories. The Alt-A category includes option adjustable-rate mortgages and the subprime category includes ‘scratch and dent’ or reperforming pools, high loan-to-value pools, and pools where the borrowers have very impaired credit but the average loan-to-value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management used a combination of qualitative and quantitative factors, including FICO scores and loan-to-value ratios.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2020, RMBS had a total carrying value of $2,561 million and a fair value of $2,670 million, of which approximately 11%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $1,006 million and a fair value of $1,062 million. As of December 31, 2019, RMBS had a total carrying value of $1,780 million and a fair value of $1,892 million, of which approximately 18%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $883 million and a fair value of $945 million.

During the year ended December 31, 2020, there were no significant credit downgrades for the securities held by the Company that were backed by residential mortgage pools.

Leveraged loan exposure

Leveraged loans are loans extended to companies that already have considerable amounts of debt. The Company reports leveraged loans as bonds. These leveraged loans have interest rates higher than typical loans, reflecting the additional risk of default from issuers with high debt-to-equity ratios.

As of December 31, 2020, total leveraged loans and leveraged loan CDOs had a carrying value of $17,173 million and a fair value of $17,286 million, of which approximately 78%, based on carrying value, were domestic leveraged loans and CDOs. As of December 31, 2019, total leveraged loans and leveraged loan CDOs had a carrying value of $14,133 million and a fair value of $14,209 million, of which approximately 80%, based on carrying value, were domestic leveraged loans and CDOs.

Commercial mortgage-backed exposure

The Company holds bonds backed by pools of commercial mortgages. The mortgages in these pools have varying risk characteristics related to underlying collateral type, borrower’s risk profile and ability to refinance and the return provided to the borrower from the underlying collateral. These investments had a carrying value of $ 2,670 million and fair value of $ 2,731 million as of December 31, 2020 and a carrying value of $ 2,827 million and fair value of $ 2,932 million as of December 31, 2019.

b.	Preferred stocks

The carrying value and fair value of preferred stocks were as follows:

	December 31,
	2020	2019
	(In Millions)

Carrying value	$470	$749
Gross unrealized gains	47	52
Gross unrealized losses	-	(15)
Fair value	$517	$786

As of December 31, 2020, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $12 million in three issuers, $5 million of which was in an unrealized loss position for more than 12 months. As of December 31, 2019, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $133 million in 3 issuers, $131 million of which was in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2dd. “Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)” the decline in value of these securities was not considered to be other than temporary as of December 31, 2020 or 2019.

The Company held preferred stocks for which the transfer of ownership was restricted by contractual requirements

33

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

with carrying values of $422 million as of December 31, 2020 and $684 million as of December 31, 2019.

c.	Common stocks – subsidiaries and affiliates

The Company has two primary domestic life insurance subsidiaries, C.M. Life, which primarily provides fixed and variable annuities and universal life insurance business, and MML Bay State, a subsidiary of C.M. Life, which primarily issues variable life and bank-owned life insurance policies.

Summarized below is certain combined statutory financial information for the unconsolidated domestic life insurance subsidiaries:

	As of and for the Years Ended December 31,
	2020	2019	2018
	(In Millions)

Total revenue	$674	$792	$782
Net income	114	130	105
Assets	14,489	13,463	12,863
Liabilities	12,750	11,728	11,226
Shareholder’s equity	1,739	1,735	1,637

MMHLLC, a wholly-owned subsidiary of MassMutual, is the parent of subsidiaries that include Barings LLC (Barings) and deals in markets that include retail and institutional asset management entities and registered broker dealers.

The MMHLLC statutory carrying value was $16.2 billion as of December 31, 2020 and $13.9 billion as of December 31, 2019.

Summarized below is certain U.S. GAAP financial information for MMHLLC:

	As of and for the Years Ended December 31,
	2020			2019			2018
	(In Billions)
	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total
Total revenue	$3.2	$-	$3.2	$3.6	$5.2	$8.8	$3.1	$2.2	$5.3
Net income	0.7	-	0.7	0.9	3.5	4.4	0.5	0.5	1.0
Assets	24.9	-	24.9	22.9	-	22.9	16.5	2.6	19.1
Liabilities	8.4	-	8.4	8.3	-	8.3	7.5	0.8	8.3
Member’s equity	16.5	-	16.5	14.6	-	14.6	10.8	-	10.8

MMHLLC paid $266 million in dividends to MassMutual for the year ended December 31, 2020, $200 million of which were declared in 2019, and declared $500 million in dividends, of which $300 million was paid to MassMutual for the year ended December 31, 2019.

MMHLLC declared an additional $1,000 million in dividends to MassMutual for the year ended December 31, 2020.

MassMutual contributed capital of $1,948 million to MMHLLC for the year ended December 31, 2020, of which $1,884 million was used for the Rothesay additional investment, and $290 million for the year ended December 31, 2019. On December 1, 2020, MassMutual purchased, through an indirect, wholly owned subsidiary, an additional investment in Rothesay Holdco UK Limited (RHUK) for $1,875 million. RHUK wholly owns Rothesay Life. The

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

purchase increased MassMutual’s indirect ownership in Rothesay Life from 24.9% to 48.9%.

In December 2020, MassMutual contributed its ownership in MMAF and MML Management LLC, wholly owned subsidiaries with a combined carrying value of $1,602 million, to MMIH, a wholly owned subsidiary, in an affiliated transaction and therefore no gain or loss was recognized on the transaction. There was no impact to surplus.

In 2020, C.M. Life declared and paid $173 million in dividends to MassMutual.

Summarized below is certain U.S. GAAP financial information for MMIH:

	As of and for the Years Ended December 31,
	2020	2019	2018
	(In Billions)
Total revenue	$0.3	$-	$-
Net income	0.1	-	-
Assets	9.0	-	-
Liabilities	7.4	-	-
Member’s equity	1.6	-	-

On May 24, 2019, an indirectly wholly owned subsidiary of MassMutual, MM Asset Management Holding LLC (MMAMH) executed the sale of its retail asset management affiliate, Oppenheimer Acquisition Corp. (OAC), to Invesco Ltd (Invesco), a global asset manager. Under the terms of the sale, MMAMH and OAC employee shareholders received 81.8 million of Invesco common shares and $4.0 billion in perpetual, non-cumulative preference shares with a fixed cash dividend rate of 5.9%. MMAMH is a directly wholly owned subsidiary of MMHLLC. In turn, at the time of the transaction, MMAMH received a 15.7% common equity interest in post transaction Invesco and MMAMH entered into a shareholder agreement pursuant to which MMAMH has customary minority shareholder rights, including the appointment of a director to Invesco’s board of directors. MassMutual’s investment in MMHLLC was increased from the impact of this sale through change in unrealized capital gains of $3,361 million, with an approximate net increase to surplus of $2,500 million.

Subsidiaries of MMHLLC are involved in litigation and investigations arising in the ordinary course of their business, which seek compensatory damages, punitive damages and equitable remedies. Although the Company is not aware of any actions or allegations that reasonably could give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular proceeding may be material to the Company’s Statutory Statements of Changes in Surplus for a particular period depending upon, among other factors, the size of the loss and the level of the Company’s changes in surplus for the period.

MassMutual International LLC (MMI), a wholly-owned subsidiary of the Company, includes investments in international life insurance companies. On December 31, 2018, MMI was transferred from Common stocks - subsidiaries and affiliates to Partnerships and limited liability companies due to the sale of majority interests in two international life insurance operating subsidiaries in 2018.

MMI completed the sale of MassMutual Asia Limited (MM Asia) to Yunfeng Financial Group (Yunfeng FG) and several Asia-based investors. Under the terms of the agreement, MMI received $1,012 million in cash and 800 million shares of Yunfeng FG, which represented approximately 24.8% ownership at the time of the close. In turn, Yunfeng FG held, at the time of closing, a 60% interest in MM Asia and the other investors held the remainder. The transaction was signed and announced in August 2017.

In March 2018, MassMutual and MMI entered into an agreement to sell 85.1% of MassMutual Life Insurance Company in Japan (MM Japan), a wholly-owned life insurance and wealth management subsidiary of MMI, to

35

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Nippon Life. MMI estimated the fair value of the retained portion of MM Japan based upon an internal valuation model. The sale of MM Japan closed in May 2018. MMI received $960 million in cash proceeds from the sale.

The amount of the proceeds from the sale of MM Japan and MM Asia was less than MMI’s book value. As such, MMI’s book value was reduced to an estimated fair value of $2,700 million and an impairment of $1,257 million was recorded in net realized capital gains (losses) in 2018.

MassMutual contributed additional capital of $214 million to MMI during the year ended December 31, 2018. During the year ended December 31, 2018, MassMutual received $1,583 million as a return of capital from MMI.

The Company does not rely on dividends from its subsidiaries to meet its operating cash flow requirements. For the domestic life insurance subsidiaries, substantially all of their statutory shareholder’s equity of $1,739 million as of December 31, 2020 was subject to dividend restrictions imposed by the State of Connecticut.

For further information on related party transactions with subsidiaries and affiliates, see Note 17. “Related party transactions”.

d.	Common stocks - unaffiliated

The adjusted cost basis and carrying value of unaffiliated common stocks were as follows:

	December 31,
	2020	2019
	(In Millions)

Adjusted cost basis	$979	$1,076
Gross unrealized gains	254	155
Gross unrealized losses	(41)	(46)
Carrying value	$1,192	$1,185

As of December 31, 2020, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $206 million in 112 issuers, $131 million of which were in an unrealized loss position for more than 12 months. As of December 31, 2019, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $273 million in 95 issuers, $123 million of which were in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2dd. “Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)” the decline in value of these securities was not considered to be other than temporary as of December 31, 2020 or 2019.

The Company held common stocks, for which the transfer of ownership was restricted by contractual requirements, with carrying values of $119 million as of December 31, 2020 and $112 million as of December 31, 2019.

e.	Mortgage loans

Mortgage loans are comprised of commercial mortgage loans and residential mortgage loans. The Company’s commercial mortgage loans primarily finance various types of real estate properties throughout the U.S., the United Kingdom and Canada. The Company holds commercial mortgage loans for which it is the primary lender or a participant or co-lender in a mortgage loan agreement and mezzanine loans that are subordinate to senior secured first liens. The Company’s loan agreements with the senior lender contain negotiated provisions that are designed to maximize the Company’s influence with the objective of mitigating the Company’s risks as the secondary lender for mezzanine loans. Commercial mortgage loans have varying risk characteristics including, among others, the borrower’s liquidity, the underlying percentage of completion of a project, the returns generated by the collateral, the refinance risk associated with maturity of the loan and deteriorating collateral value.

36

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Residential mortgage loans are primarily seasoned pools of homogeneous residential mortgage loans substantially backed by Federal Housing Administration (FHA) and Veterans Administration (VA) guarantees. As of December 31, 2020 and 2019, the Company did not have any direct subprime exposure through the purchases of unsecuritized whole-loan pools.

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. The mortgage loan portfolio is diverse with no significant collateral concentrations in any particular geographic region as of December 31, 2020 or 2019.

The carrying value and fair value of the Company’s mortgage loans were as follows:

	December 31, 2020		December 31, 2019
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In Millions)
Commercial mortgage loans:
Primary lender	$22,116	$23,048	$24,163	$25,090
Mezzanine loans	100	102	-	-
Total commercial mortgage loans	22,216	23,150	24,163	25,090

Residential mortgage loans:
FHA insured and VA guaranteed	3,127	3,158	2,590	2,581
Other residential loans	735	727	720	723
Total residential mortgage loans	3,862	3,885	3,310	3,304
Total mortgage loans	$26,078	$27,035	$27,473	$28,394

As of December 31, 2020 and December 31, 2019, the loan-to-value ratios of 99% of the Company’s commercial mortgage loans were less than 81%.

The Company uses an internal rating system as its primary method of monitoring credit quality. The following illustrates the Company’s mortgage loan portfolio rating, translated into the equivalent rating agency designation:

	December 31, 2020
	AAA/AA/A	BBB	BB	B	CCC and Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$7,372	$10,257	$3,915	$475	$97	$22,116
Mezzanine loans	-	20	80	-	-	100
Total commercial mortgage loans	7,372	10,277	3,995	475	97	22,216
Residential mortgage loans:
FHA insured and VA guaranteed	3,128	-	-	-	-	3,128
Other residential loans	2	711	21	-	-	734
Total residential mortgage loans	3,130	711	21	-	-	3,862
Total mortgage loans	$10,502	$10,988	$4,016	$475	$97	$26,078

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2019
	AAA/AA/A	BBB	BB	B	CCC and Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$12,176	$10,373	$1,466	$120	$28	$24,163
Total commercial mortgage loans	12,176	10,373	1,466	120	28	24,163
Residential mortgage loans:
FHA insured and VA guaranteed	2,590	-	-	-	-	2,590
Other residential loans	67	653	-	-	-	720
Total residential mortgage loans	2,657	653	-	-	-	3,310
Total mortgage loans	$14,833	$11,026	$1,466	$120	$28	$27,473

The maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 81.2% as of December 31, 2020 and 81.2% as of December 31, 2019.

The geographic distribution of commercial mortgage loans was as follows:

	December 31, 2020
	Carrying Value	Average Loan-to-Value Ratio
	($ In Millions)

California	$5,115	50%
New York	2,342	52%
United Kingdom	2,123	50%
Illinois	1,990	62%
Texas	1,920	57%
Washington	1,125	49%
District of Columbia	1,127	55%
All other	6,474	56%
Total commercial mortgage loans	$22,216	54%

All other consists of 29 jurisdictions, with no individual exposure exceeding $900 million.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2019
	Carrying Value	Average Loan-to-Value Ratio
	($ In Millions)

California	$5,678	48%
New York	2,396	49%
United Kingdom	2,445	51%
Illinois	2,152	52%
Texas	1,961	53%
Washington	1,184	53%
District of Columbia	1,514	49%
All other	6,833	52%
Total commercial mortgage loans	$24,163	51%

All other consists of 30 jurisdictions, with no individual exposure exceeding $970 million.

Interest rates, including fixed and variable, on the Company’s portfolio of mortgage loans were:

	Years Ended December 31
	2020		2019

	Low	High	Low	High

Commercial mortgage loans	1.9%	9.3%	3.0%	10.0%
Residential mortgage loans	2.9%	9.3%	3.3%	10.0%
Mezzanine mortgage loans	3.5%	6.6%	-%	-%

Interest rates, including fixed and variable, on new mortgage loans were:

	Years Ended December 31,
	2020		2019

	Low	High	Low	High

Commercial mortgage loans	1.9%	7.4%	3.0%	8.7%
Residential mortgage loans	3.6%	5.4%	4.2%	6.1%
Mezzanine mortgage loans	3.5%	6.6%	-%	-%

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2020, the Company had impaired mortgage loans with or without a valuation allowance or mortgage loans derecognized as a result of foreclosure, including mortgage loans subject to a participant or co-lender mortgage loan agreement with a unilateral mortgage loan foreclosure restriction or mortgage loan derecognized as a result of a foreclosure.

The following presents a summary of the Company’s impaired mortgage loans as of December 31, 2020:

	December 31, 2020
		Average	Unpaid
	Carrying	Carrying	Principal	Valuation	Interest
	Value	Value	Balance	Allowance	Income
	(In Millions)
With no allowance recorded:
Commercial mortgage loans:
Primary lender	63	82	103	-	2
Total	63	82	103	-	2
Total impaired commercial mortgage loans	$63	$82	$103	$-	$2

The Company did not hold any impaired mortgage loans subject to a participant or co-lender mortgage loan agreement with a unilateral mortgage loan foreclosure restriction as of December 31, 2019.

The Company did not hold any restructured mortgage loans, mortgage loans with principal or interest past due, or mortgage loans with suspended interest accruals as of December 31, 2020 or 2019. The carrying value of commercial mortgage loans subject to a participant or co-lender mortgage loan agreement was $1,249 million as of December 31, 2020 and $657 million as of December 31, 2019.

f.	Real estate

The carrying value of real estate was as follows:

	December 31,
	2020	2019
	(In Millions)

Held for the production of income	$1,828	$1,784
Accumulated depreciation	(781)	(711)
Encumbrances	(950)	(924)
Held for the production of income, net	97	149

Occupied by the Company	512	441
Accumulated depreciation	(247)	(232)
Occupied by the Company, net	265	209

Total real estate	$362	$358

Depreciation expense on real estate was $85 million for the year ended December 31, 2020, $91 million for the year ended December 31, 2019 and $102 million for the year ended December 31, 2018.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Partnerships and limited liability companies

The carrying value of partnership and LLC holdings by annual statement category were:

	December 31,	December 31,
	2020	2019
	(In Millions)
Joint venture interests:
Common stocks - subsidiaries and affiliates	$2,430	$3,130
Common stocks - unaffiliated	2,554	2,098
Real estate	1,360	1,183
Bonds/preferred stock	1,140	1,064
Other	594	274
Mortgage loans	895	673
Surplus notes	362	348
LIHTCs	199	242
Total	$9,534	$9,012

The Company held three affiliated partnerships and limited liability companies in a loss position with accumulated losses of $3 million as of December 31, 2020, and three affiliated partnerships and limited liability companies in a loss position with accumulated losses of $57 million as of December 31, 2019.

The Company’s unexpired tax credits expire within a range of less than 1 year to 13 years.

The Company recorded tax credits on these investments of $49 million for the year ended December 31, 2020 and $45 million for the year ended December 31, 2019. The minimum holding period required for the Company’s LIHTC investments extends from 1 year to 15 years.

For determining impairments for LIHTC investments, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate ranging from 0.1% for future benefits of two years to 0.9% for future benefits of ten or more years, and compares the result to its current carry value. The Company recorded $(4) million of impairments for the year ended December 31, 2020. The Tax Cuts and Jobs Act, enacted into law on December 22, 2017, reduced the statutory federal tax rate from 35% to 21%, effective January 1, 2018. Due to this law change, impairments of $2 million were recorded for the year ended December 31, 2019.

There were no write-downs or reclassifications of LIHTC partnerships made during the years ended December 31, 2020 or December 31, 2019, due to forfeiture or ineligibility of tax credits or similar issues. In addition, there are no LIHTC investments subject to regulatory review for the years ended December 31, 2020 or 2019.

In 2020, there was a decrease in carrying value of an affiliated partnership and LLC of $245 million, which included an OTTI of $257 million from one investment.

41

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

h.	Derivatives

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce currency, interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create replicated synthetic investments. These replicated synthetic investments are created when they are economically more attractive than the actual instrument or when similar instruments are unavailable. Replicated synthetic investments are created either to hedge and reduce the Company’s credit exposure or to create an investment in a particular asset. The Company held replicated synthetic investments with a notional amount of $15,989 million as of December 31, 2020 and $16,039 million as of December 31, 2019, as defined under statutory accounting practices as the result of pairing of a long derivative contract with cash instruments.

The Company’s derivative strategy employs a variety of derivative financial instruments: including interest rate, currency, equity, bond, and credit default swaps; options; forward contracts and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not generally designated in hedging relationships; therefore, as allowed by statutory accounting practices, the Company intentionally has not applied hedge accounting.

Interest rate swaps are primarily used to more closely match the cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments. The Company uses currency swaps for the purpose of managing currency exchange risks in its assets and liabilities.

The Company does not sell credit default swaps as a participant in the credit insurance market. The Company does, however, use credit default swaps as part of its investment management process. The Company buys credit default swaps as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells credit default swaps in order to create synthetic investment positions that enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market.

Options grant the purchaser the right to buy or sell a security or enter a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 15 years. A swaption is an option to enter an interest rate swap to either receive or pay a fixed rate at a future date. The Company purchases these options for the purpose of managing interest rate risks in its assets and liabilities.

The Company adopted a clearly defined hedging strategy (CDHS) to enable the Company to incorporate currently held hedges in risk-based capital (RBC) calculations. The CDHS is used to significantly mitigate the impact that movements in capital markets have on the liabilities associated with annuity guarantees. The hedge portfolio consists mainly of interest rate swaps, equity swaps, interest rate swaptions and equity futures, and provides protection in the stress scenarios under which RBC is calculated. The hedge portfolio has offsetting impacts relative to the total asset requirement for RBC and surplus for GMDB and VAGLB.

The Company utilizes certain other agreements including forward contracts and financial futures. In addition, the Company also uses “to be announced” forward contracts (TBAs) to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost-effective way. Typically, the price is agreed upon at contract inception and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus, accounts for these TBAs as derivatives. TBAs that settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions. Forward contracts and financial futures are used by the Company to reduce exposures to various risks including interest rates and currency rates.

The Company’s principal derivative exposures to market risk are interest rate risk, which includes inflation and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as a result of changes in market interest rates. The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company regularly monitors counterparty credit ratings,

42

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

derivative positions, valuations and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized and monitors its derivative credit exposure as part of its overall risk management program.

The Company enters derivative transactions through bilateral derivative agreements with counterparties, or through over the counter cleared derivatives with a counterparty and the use of a clearinghouse. To minimize credit risk for bilateral transactions, the Company and its counterparties generally enter into master netting agreements based on agreed upon requirements that outline the framework for how collateral is to be posted in the amount owed under each transaction, subject to certain minimums. For over the counter cleared derivative transactions between the Company and a counterparty, the parties enter into a series of master netting and other agreements that govern, among other things, clearing and collateral requirements. These transactions are cleared through a clearinghouse and each derivative counterparty is only exposed to the default risk of the clearinghouse. Certain interest rate swaps and credit default swaps are considered cleared transactions. These cleared transactions require initial and daily variation margin collateral postings. These agreements allow for contracts in a positive position, in which amounts are due to the Company, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s credit exposure.

Net collateral pledged by the counterparties was $4,849 million as of December 31, 2020 and $2,270 million as of December 31, 2019. In the event of default, the full market value exposure at risk in a net gain position, net of offsets and collateral, was $194 million as of December 31, 2020 and $51 million as of December 31, 2019. The statutory net amount at risk, defined as net collateral pledged and statement values excluding accrued interest, was $296 million as of December 31, 2020 and $412 million as of December 31, 2019.

The Company had the right to rehypothecate or repledge securities totaling $829 million of the $4,849 million as of December 31, 2020 and $1,126 million of the $2,270 million as of December 31, 2019 of net collateral pledged by counterparties. There were no securities rehypothecated to other counterparties as of December 31, 2020 or December 31, 2019.

The following summarizes the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2020
	Assets		Liabilities
	Carrying	Notional	Carrying	Notional
	Value	Amount	Value	Amount
	(In Millions)

Interest rate swaps	$20,081	$110,698	$16,134	$106,433
Options	411	17,234	8	53
Currency swaps	517	6,163	864	10,624
Forward contracts	62	4,793	279	9,009
Credit default swaps	-	5	1	95
Financial futures	5	373	63	2,595
Total	$21,076	$139,266	$17,349	$128,809

43

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2019
	Assets		Liabilities
	Carrying	Notional	Carrying	Notional
	Value	Amount	Value	Amount
	(In Millions)

Interest rate swaps	$10,571	$88,850	$9,124	$113,150
Options	575	19,360	2	3
Currency swaps	880	10,727	212	5,511
Forward contracts	11	2,220	158	8,055
Credit default swaps	22	1,185	-	34
Financial futures	5	291	112	2,974
Total	$12,064	$122,633	$9,608	$129,727

The average fair value of outstanding derivative assets was $25,764 million for the years ended December 31, 2020 and $12,321 million for the years ended December 31, 2019. The average fair value of outstanding derivative liabilities was $19,396 million for the years ended December 31, 2020 and $8,686 million for the years ended December 31, 2019.

The following summarizes the notional amounts of the Company’s credit default swaps by contractual maturity:

	December 31,	December 31,
	2020	2019
	(In Millions)

Due in one year or less	$-	$9
Due after one year through five years	100	1,210
Total	$100	$1,219

The following presents the Company’s gross notional interest rate swap positions:

	December 31,
	2020	2019
	(In Millions)

Open interest rate swaps in a fixed pay position	$101,419	$94,420
Open interest rate swaps in a fixed receive position	111,639	103,960
Other interest related swaps	4,073	3,620
Total interest rate swaps	$217,131	$202,000

44

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the Company’s net realized gains (losses) on closed contracts and change in net unrealized gains (losses) related to market fluctuations on open contracts by derivative type:

	Year Ended
	December 31, 2020
	Net Realized Gains (Losses) on Closed Contracts	Change In Net Unrealized Gains (Losses) on Open Contracts
	(In Millions)

Interest rate swaps	$465	$2,503
Currency swaps	196	(1,028)
Options	449	(111)
Credit default swaps	8	-
Forward contracts	(195)	(71)
Financial futures	381	50
Total	$1,304	$1,343

	Year Ended
	December 31, 2019
	Net Realized Gains (Losses) on Closed Contracts	Change In Net Unrealized Gains (Losses) on Open Contracts
	(In Millions)

Interest rate swaps	$172	$(534)
Currency swaps	25	58
Options	(30)	(273)
Credit default swaps	13	-
Interest rate caps and floors	-	(6)
Forward contracts	228	(239)
Financial futures	524	(309)
Total	$932	$(1,303)

45

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Year Ended
	December 31, 2018
	Net Realized Gains (Losses) on Closed Contracts	Change In Net Unrealized Gains (Losses) on Open Contracts
	(In Millions)

Interest rate swaps	$(105)	$(390)
Currency swaps	37	795
Options	(38)	112
Credit default swaps	12	2
Interest rate caps and floors	(3)	6
Forward contracts	175	170
Financial futures	(316)	200
Total	$(238)	$895

The following summarizes gross and net information of derivative assets and liabilities, along with collateral posted in connection with master netting agreements:

	December 31, 2020			December 31, 2019
	Derivative	Derivative		Derivative	Derivative
	Assets	Liabilities	Net	Assets	Liabilities	Net
	(In Millions)

Gross	$21,076	$17,349	$3,727	$12,064	$9,608	$2,456
Due and accrued	1,030	1,607	(577)	807	1,894	(1,087)
Gross amounts offset	(17,273)	(17,273)	-	(9,458)	(9,458)	-
Net asset	4,833	1,683	3,150	3,413	2,044	1,369
Collateral posted	(6,381)	(1,532)	(4,849)	(4,407)	(2,137)	(2,270)
Net	$(1,548)	$151	$(1,699)	$(994)	$(93)	$(901)

i.	Repurchase agreements

The Company had repurchase agreements with carrying values of $4,006 million as of December 31, 2020 and $3,834 million as of December 31, 2019. As of December 31, 2020, the maturities of these agreements ranged from January 3, 2020 through February 14, 2020 and the interest rates ranged from 0.19% to 0.27%. The outstanding amounts were collateralized by cash and bonds with a carrying value of $4,008 million as of December 31, 2020 and $3,846 million as of December 31, 2019.

46

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

j.	Net investment income

Net investment income, including IMR amortization, comprised the following:

	Years Ended December 31,
	2020	2019	2018
	(In Millions)

Bonds	$4,526	$4,417	$4,062
Preferred stocks	22	38	35
Common stocks - subsidiaries and affiliates	1,243	503	910
Common stocks - unaffiliated	34	40	43
Mortgage loans	1,225	1,084	997
Policy loans	965	927	857
Real estate	91	128	110
Partnerships and LLCs	583	878	1,030
Derivatives	487	335	313
Cash, cash equivalents and short-term investments	93	78	71
Other	44	40	6
Subtotal investment income	9,313	8,468	8,434
Amortization of the IMR	111	11	64
Investment expenses	(672)	(786)	(724)
Net investment income	$8,752	$7,693	$7,774

k.	Net realized capital (losses) gains

Net realized capital (losses), which include other-than-temporary impairments (OTTI) and are net of deferral to the IMR, comprised the following:

	Years Ended December 31,
	2020	2019	2018
	(In Millions)

Bonds	$1,025	$56	$(169)
Preferred stocks	(14)	-	-
Common stocks - subsidiaries and affiliates	1	1	(1,242)
Common stocks - unaffiliated	(89)	31	92
Mortgage loans	(72)	3	(1)
Real estate	(30)	33	168
Partnerships and limited liability companies	(73)	40	(57)
Derivatives	1,304	932	(238)
Other	(64)	3	(29)
Net realized capital gains before federal and state taxes and deferral to the IMR	1,988	1,099	(1,476)
Net federal and state tax expense	(361)	(116)	48
Net realized capital gains before deferral to the IMR	1,627	983	(1,428)
Net after tax (gains) deferred to the IMR	(2,213)	(1,020)	384
Net realized capital (losses)	$(586)	$(37)	$(1,044)

47

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The IMR liability balance was $2,084 million as of December 31, 2020 and $438 million as of December 31, 2019 and was included in other liabilities on the Statutory Statements of Financial Position.

OTTI, included in the realized capital losses, consisted of the following:

	Years Ended December 31,
	2020	2019	2018
	(In Millions)

Bonds	$(140)	$(103)	$(121)
Common stocks- subsidiaries and affiliates	-	-	(1,259)
Common stocks - unaffiliated	(80)	(8)	(12)
Mortgage loans	(40)	-	-
Partnerships and LLCs	(89)	(86)	(62)
Total OTTI	$(349)	(197)	(1,454)

The Company recognized OTTI of $9 million for the year ended December 31, 2020 and $3 million for the year ended December 31, 2019 on structured and loan-backed securities, which are included in bonds, primarily due to the present value of expected cash flows being less than the amortized cost.

The Company utilized internally-developed models to determine less than 1% of the $140 million of bond OTTI for the year ended December 31, 2020, less than 1% of the $103 million of bond OTTI for the year ended December 31, 2019 and less than 1% of the $64 million of bond OTTI for the year ended December 31, 2018. The remaining OTTI amounts were determined using external inputs such as publicly observable fair values and credit ratings. Refer to Note 2dd. “Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)” for more information on assumptions and inputs used in the Company’s OTTI models.

6.	Federal income taxes

In response to the COVID-19 pandemic, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law on March 27, 2020 and the Consolidated Appropriations Act (CAA), 2021 was signed into law on December 27, 2020. The CARES Act, among other things, permits net operating loss (NOL) carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021. In addition, the CARES Act allows NOLs incurred in 2018, 2019, and 2020 to be carried back to each of the five preceding taxable years to generate a refund of previously paid income taxes. The CAA extends and expands certain tax provisions of the CARES Act. The CARES Act as well as the CAA did not have a material effect on the financial statements. The Company is currently evaluating modifications extending into 2021, however these modifications are not expected to have a material effect on the Company’s financial statements.

The Company provides for DTAs in accordance with statutory accounting practices and has met the required threshold to utilize the three-year reversal period and 15% of surplus limitation.

48

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The net DTA or deferred tax liability (DTL) recognized in the Company’s assets, liabilities and surplus is as follows:

	December 31, 2020
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$2,836	$258	$3,094
Statutory valuation allowance adjustment	-	-	-
Adjusted gross DTAs	2,836	258	3,094
DTAs nonadmitted	-	-	-
Subtotal net admitted DTA	2,836	258	3,094
Total gross DTLs	(2,114)	(471)	(2,585)
Net admitted DTA(L)	$722	$(213)	$509

	December 31, 2019
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$2,807	$125	$2,932
Statutory valuation allowance adjustment	-	-	-
Adjusted gross DTAs	2,807	125	2,932
DTAs nonadmitted	-	-	-
Subtotal net admitted DTA	2,807	125	2,932
Total gross DTLs	(1,192)	(632)	(1,824)
Net admitted DTA(L)	$1,615	$(507)	$1,108

	Change
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$29	$133	$162
Statutory valuation allowance adjustment	-	-	-
Adjusted gross DTAs	29	133	162
DTAs nonadmitted	-	-	-
Subtotal net admitted DTA	29	133	162
Total gross DTLs	(922)	161	(761)
Net admitted DTA(L)	$(893)	$294	$(599)

49

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The amount of adjusted gross DTA admitted under each component of the guidance and the resulting change by tax character are as follows:

	December 31, 2020
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$-	$54	$54
Remaining adjusted gross DTAs expected to be realized within 3 years:
1. Adjusted gross DTA to be realized	1,056	-	1,056
2. Adjusted gross DTA allowed per limitation threshold	3,336	-	3,336
Lesser of lines 1 or 2	1,056	-	1,056
Adjusted gross DTAs offset by existing DTLs	1,780	204	1,984
Total admitted DTA realized within 3 years	$2,836	$258	$3,094

	December 31, 2019
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$-	$68	$68
Remaining adjusted gross DTAs expected to be realized within 3 years
1. Adjusted gross DTA to be realized	1,079	-	1,079
2. Adjusted gross DTA allowed per limitation threshold	2,663	-	2,663
Lesser of lines 1 or 2	1,079	-	1,079
Adjusted gross DTAs offset by existing DTLs	1,728	57	1,785
Total admitted DTA realized within 3 years	$2,807	$125	$2,932

	Change
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$-	$(14)	$(14)
Remaining adjusted gross DTAs expected to be realized within 3 years
1. Adjusted gross DTA to be realized	(23)	-	(23)
2. Adjusted gross DTA allowed per limitation threshold	673	-	673
Lesser of lines 1 or 2	(23)	-	(23)
Adjusted gross DTAs offset by existing DTLs	52	147	199
Total admitted DTA realized within 3 years	$29	$133	$162

50

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s total realization threshold limitations are as follows:

	December 31,
	2020	2019
	($ In Millions)

Ratio percentage used to determine
recovery period and threshold limitation	928%	838%

Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$22,238	$18,351

The ultimate realization of DTAs depends on the generation of future taxable income during the periods in which the temporary differences are deductible. Management considers the scheduled reversal of DTLs, including the impact of available carryback and carryforward periods, projected taxable income and tax-planning strategies in making this assessment. The impact of tax-planning strategies is as follows:

	December 31, 2020
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	-%	-%	-%

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	30%	-%	30%

	December 31, 2019
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	-%	-%	-%

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	46%	-%	46%

	Change
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	-%	-%	-%

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	(16)%	-%	(16)%

There are no reinsurance strategies included in the Company’s tax-planning strategies.

51

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2020	2019	2018
	(In Millions)

Federal income tax expense (benefit) on operating earnings	$133	$(18)	$(174)
Foreign income tax expense on operating earnings	2	3	1
Total federal and foreign income tax expense (benefit) before impact of change in enacted legislation	135	(15)	(173)
Impact of change in enacted tax legislation on operating earnings	-	-	5
Total federal and foreign income tax expense (benefit) on operating earnings	135	(15)	(168)
Federal income tax expense (benefit) on net realized capital gains (losses) before impact of change in enacted legislation	359	116	(48)
Impact of change in enacted tax legislation on net realized Total federal and foreign income tax expense (benefit)	$494	$101	$(216)

52

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2020	2019	Change
	(In Millions)
DTAs:
Ordinary
Reserve items	$1,191	$1,238	$(47)
Policy acquisition costs	649	572	77
Nonadmitted assets	299	310	(11)
Pension and compensation related items	220	204	16
Policyholders’ dividends	193	192	1
Investment items	191	137	54
Expense items	56	61	(5)
Unrealized investment losses	10	7	3
Other	27	86	(59)
Total ordinary DTAs	2,836	2,807	29
Nonadmitted DTAs	-	-	-
Admitted ordinary DTAs	2,836	2,807	29

Capital
Unrealized investment losses	209	120	89
Investment items	49	5	44
Total capital DTAs	258	125	133
Admitted capital DTAs	258	125	133

Admitted DTAs	3,094	2,932	162

DTLs:
Ordinary
Reserve items	356	424	(68)
Unrealized investment gains	830	-	830
Deferred and uncollected premium	258	241	17
Pension items	211	182	29
Investment items	234	109	125
Other	225	237	(12)
Total ordinary DTLs	2,114	1,193	921

Capital
Unrealized investment gains	471	631	(160)
Total capital DTLs	471	631	(160)

Total DTLs	2,585	1,824	761

Net admitted DTA	$509	$1,108	$(599)

53

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes comprised the following:

		Years Ended December 31,
		2020	2019	2018
		(In Millions)

Net DTA(L)		$(599)	$125	$222
Less:	Items not recorded in the change in net deferred income taxes:
	Tax-effect of unrealized gains/(losses)	576	(180)	69
	Change in net deferred income taxes	$(23)	$(55)	$291

As of December 31, 2020, the Company had no net operating or capital loss carryforwards to include in deferred income taxes. The Company has no tax credit carryforwards included in deferred taxes.

The components of federal and foreign income tax are recorded in the Statutory Statements of Operations and the  Statutory Statements of Changes in Surplus and are different from those which would be obtained by applying the prevailing federal income tax rate to net gain from operations before federal income taxes.  The significant items causing this difference are as follows:

	Years Ended December 31,
	2020	2019	2018
	(In Millions)
	21%	21%	21%

Provision computed at federal statutory rate	$967	$324	$(299)
Change in reserve valuation basis	(2)	(23)	(7)
Expense items	3	5	2
Foreign governmental income taxes	1	3	1
Investment items	(411)	(183)	(21)
Nonadmitted assets	11	39	(56)
Tax credits	(50)	(48)	(47)
Other	(2)	39	(79)
Total statutory income tax expense (benefit)	$517	$156	$(506)

Federal and foreign income tax expense (benefit)	$494	$101	$(215)
Change in net deferred income taxes	23	55	(291)
Total statutory income tax expense (benefit)	$517	$156	$(506)

The Company received federal net income tax refunds of $141 million in 2020 and $551 million in 2019.

The total income taxes incurred in the current and prior years that will be available for recoupment in the event of future net capital losses totaled $354 million related to 2020, $54 million related to 2019, and $86 million related to 2018.

54

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MassMutual and its eligible U.S. subsidiaries are included in a consolidated U.S. federal income tax return. MassMutual and its eligible U.S. subsidiaries also file income tax returns in various states and foreign jurisdictions. MassMutual and its eligible U.S. subsidiaries and certain affiliates (the Parties) have executed and are subject to a written tax allocation agreement (the Agreement). The Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Agreement provides MassMutual with the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur. Further, the Agreement provides MassMutual with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes.

Companies are generally required to disclose unrecognized tax benefits, which are the tax effect of positions taken on their tax returns that may be challenged by various taxing authorities, in order to provide users of financial statements more information regarding potential liabilities. The Company recognizes tax benefits and related reserves in accordance with existing statutory accounting practices for liabilities, contingencies and impairments of assets.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits (in millions):

Balance, January 1, 2020	$147
Gross change related to positions taken in prior years	-
Gross change related to settlements	-
Gross change related to positions taken in current year	70
Gross change related to lapse of statutes of limitations	-
Balance, December 31, 2020	$217

Included in the liability for unrecognized tax benefits as of December 31, 2020, are $205 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for the unrecognized tax benefits as of December 31, 2020 includes $9 million of unrecognized tax benefits that, if recognized, would impact the Company’s effective tax rate.

The Company recognized an increase of $3 million in accrued interest related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of net interest recognized was $17 million as of December 31, 2020 and $14 million as of December 31, 2019. The Company has no accrued penalties related to the liability for unrecognized tax benefits. In the next year, the Company does not anticipate the total amount of uncertain tax positions to significantly increase or decrease.

The Internal Revenue Service (IRS) has completed its examination of MassMutual and its subsidiaries for the 2011-2016 tax years which are currently at IRS Appeals.   The IRS commenced its examination of years 2017-2018 in October 2020. The adjustments resulting from these examinations are not expected to materially affect the position or liquidity of the Company.

As of December 31, 2020 and 2019, the Company did not recognize any protective deposits as admitted assets.

7.	Other than invested assets

a.	Corporate-owned life insurance

The Company holds corporate-owned life insurance issued by unaffiliated third party insurers to cover the lives of certain qualified senior employees. The primary purpose of the program is to offset future employee benefit expenses. The Company pays all premiums and is the owner and beneficiary of these policies. The Company had recorded cash surrender values of these policies of $2,420 million as of December 31, 2020 and $2,290 million as of December 31, 2019.

55

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The cash surrender value is allocated by the following investment categories:

	December 31,
	2020	2019

Bonds	34%	32%
Other Invested Assets	27	26
Stocks	20	19
Cash and Short-Term Investments	17	21
Real Estate	2	2
	100%	100%

b.	Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium, net of loading and reinsurance, are included in other than invested assets in the Company’s Statutory Statements of Financial Position. The following summarizes the deferred and uncollected life insurance premium on a gross basis, as well as, net of loading and reinsurance:

	December 31,
	2020		2019
	Gross	Net	Gross	Net
	(In Millions)

Ordinary new business	$148	$77	$152	$44
Ordinary renewal	934	974	866	956
Group life	11	11	8	8
Total	$1,093	$1,062	$1,026	$1,008

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading on deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium net of reinsurance that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in deferred and uncollected life insurance premium is included in premium income. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary new business and ordinary renewal business consist of the basic amount of premium required on the underlying life insurance policies.

In certain instances, gross premium is less than net premium according to the standard valuation set by the Division and the Department. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use standard conservative valuation mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers. The Company had life insurance in force of $55,337 million as of December 31, 2020 and $46,228 million as of December 31, 2019 for which gross premium was less than net premium.

56

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

8.	Policyholders’ liabilities

a.	Policyholders’ reserves

The Company had life insurance in force of $795,983 million as of December 31, 2020 and $734,969 million as of December 31, 2019.

The following summarizes policyholders’ reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
	2020				2019
	Amount	Interest Rates			Amount	Interest Rates
	($ In Millions)

Individual life	$65,343	2.5%	-	6.0%	$61,017	2.5%	-	6.0%
Group annuities	15,352	2.3%	-	11.8%	28,101	2.3%	-	11.8%
Individual universal and variable life	20,155	3.5%	-	6.0%	18,700	3.0%	-	6.0%
Individual annuities	15,259	2.3%	-	11.8%	14,170	1.9%	-	11.8%
Group life	5,471	2.5%	-	4.5%	5,021	2.5%	-	4.5%
Disabled life claim reserves	1,833	3.5%	-	6.0%	1,825	3.5%	-	6.0%
Disability active life reserves	1,342	3.5%	-	6.0%	1,249	3.5%	-	6.0%
Other	412	2.5%	-	6.0%	396	2.5%	-	6.0%
Total	$125,167				$130,479

Individual life includes whole life and term insurance. Group life includes corporate-owned life insurance, bank-owned life insurance, group universal life and group variable universal life products. Individual annuities include individual annuity contracts, supplementary contracts involving life contingencies and structured settlements. Group annuities include deferred annuities and single premium annuity contracts. Disabled life claim reserves include disability income and LTC contracts and cover the future payments of known claims. Disability active life reserves include disability income and LTC contracts issued. Other is comprised of disability life and accidental death insurance. In 2019, certain corporate-owned life insurance and bank owned-life insurance policies were reclassified to individual as they did not meet the group classification qualifications.

57

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Liabilities for deposit-type contracts

The following summarizes liabilities for deposit-type contracts and the range of interest rates by type of product:

	December 31,
	2020				2019
	Amount	Interest Rates			Amount	Interest Rates
	(In Millions)
GICs:
Note programs	$8,803	0.4%	-	5.6%	$6,936	1.4%	-	5.6%
Federal Home Loan Bank of Boston	1,686	0.8%	-	3.4%	1,104	2.1%	-	3.4%
Municipal contracts	975	0.4%	-	5.6%	766	1.3%	-	7.3%
Other	-	1.5%	-	3.4%	1,010	1.5%	-	3.4%
Supplementary contracts	2,605	0.3%	-	7.0%	2,643	0.3%	-	6.8%
Dividend accumulations	482	3.0%	-	3.4%	493	3.0%	-	3.5%
Other deposits	29	4.0%	-	8.0%	2,345	4.0%	-	8.0%
Total	$14,580				$15,297

Note programs

Funding agreements are investment contracts sold to domestic and international institutional investors. Funding agreement liabilities are equal to the account value and are established by contract deposits, increased by interest credited and decreased by contract coupon payments and maturities. Contract holders do not have the right to terminate the contract prior to the contractually stated maturity date. The Company may retire funding agreements prior to the contractually-stated maturity date by repurchasing the agreement in the market or, in some cases, by calling the agreement. If this occurs, the difference in value is an adjustment to interest credited to liabilities for deposit-type contracts in the Statutory Statements of Operations. Credited interest rates vary by contract and can be fixed or floating. Agreements do not have put provisions or ratings-based triggers. The liability of non-U.S. dollar denominated funding agreements may increase or decrease due to changes in foreign exchange rates. Currency swaps are employed to eliminate foreign exchange risk from all funding agreements issued to back non-U.S. dollar denominated notes.

Under the note programs, the Company creates special purpose entities (SPEs), which are investment vehicles or trusts, for the purpose of issuing medium-term notes to investors. Proceeds from the sale of the medium-term notes issued by these SPEs are used to purchase funding agreements from the Company. The payment terms of any particular series of notes are matched by the payment terms of the funding agreement securing the series. Notes are currently issued from the Company’s $16.0 billion Global Medium-Term Note Program.

Federal Home Loan Bank of Boston

The Company has funding agreements with Federal Home Loan Bank of Boston (FHLB Boston) in an investment spread strategy, consistent with its other funding agreements. These funding agreements are collateralized by securities with estimated fair values of $1,753 million as of December 31, 2020. The Company’s borrowing capacity with FHLB Boston is subject to the lower of the limitation on the pledge of collateral for a loan set forth by law or by the Company’s internal limit. The Company’s unused capacity was $4,314 million as of December 31, 2020. As a member of FHLB Boston, the Company held common stock of FHLB Boston with a statement value of $81 million as of December 31, 2020 and $59 million as of December 31, 2019.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Municipal contracts

Municipal guaranteed investment contracts (municipal contracts) include contracts that contain terms with above market crediting rates. Liabilities for these contracts includes the municipal contracts’ account values, which are established by contract deposits, increased by interest credited (fixed or floating) and decreased by contract coupon payments, additional withdrawals, maturities and amortization of premium. Certain municipal contracts allow additional deposits, subject to restrictions, which are credited based on the rates in the contracts. Contracts have scheduled payment dates and amounts and interest is paid periodically. In addition, certain contracts allow additional withdrawals above and beyond the scheduled payments. These additional withdrawals have certain restrictions on the number per year, minimum dollar amount and are limited to the maximum contract balance. The majority of the municipal contracts allow early contract termination under certain conditions.

Certain municipal contracts contain make-whole provisions, which document the formula for full contract payout. Certain municipal contracts have ratings-based triggers that allow the trustee to declare the entire balance due and payable. Municipal contracts may also have terms that require the Company to post collateral to a third party based on the contract balance in the event of a downgrade in ratings below certain levels under certain circumstances. When the collateral is other than cash, the collateral value is required to be greater than the account balance. The collateral was $137 million as of December 31, 2020 and $148 million as of December 31, 2019. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various liability risks. By performing asset liability management and performing other risk management activities, the Company believes that these contract provisions do not create an undue level of operating risk to the Company.

Other deposits

Other deposits primarily consist of investment contracts assumed as part of the indemnity reinsurance agreement discussed in Note 9. “Reinsurance”. These contracts are used to fund retirement plans. Contract payments are not contingent upon the life of the retirement plan participant.

As of December 31, 2020, the Company’s GICs by expected maturity year were as follows (in millions):

2021	$1,565
2022	2,330
2023	1,577
2024	1,041
2025	1,413
Thereafter	3,538
Total	$11,464

Most GICs only mature on their contractual maturity date. Actual maturities for municipal contracts may differ from their contractual maturity dates, as these contracts permit early contract termination under certain conditions.

c.	Unpaid claims and claim expense reserves

The Company establishes unpaid claims and claim expense reserves to provide for the estimated costs of claims for individual disability and LTC policies. These reserves include estimates for both claims that have been reported and those that have been incurred but not reported, and include estimates of all future expenses associated with the processing and settling of these claims. This estimation process is primarily based on the assumption that experience is an appropriate indicator of future events and involves a variety of actuarial techniques that analyze experience, trends and other relevant factors. The amounts recorded for unpaid claims and claim expense reserves represent the Company’s best estimate based upon facts and actuarial guidelines. Accordingly, actual claim payouts may vary from these estimates.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the changes in disabled life and LTC unpaid claims and claim expense reserves:

	December 31,
	2020	2019
	(In Millions)

Claim reserves, beginning of year	$2,095	$2,102
Less: Reinsurance recoverables	242	228
Net claim reserves, beginning of year	1,853	1,874

Claims paid related to:
Current year	(14)	(13)
Prior years	(349)	(339)
Total claims paid	(363)	(352)

Incurred related to:
Current year’s incurred	264	240
Current year’s interest	7	3
Prior year’s incurred	25	11
Prior year’s interest	76	77
Total incurred	372	331

Adjustments through surplus	(3)	-

Net claim reserves, end of year	1,859	1,853
Reinsurance recoverables	259	242
Claim reserves, end of year	$2,118	$2,095

The changes in reserves for incurred claims related to prior years are generally the result of recent loss development trends. The $25 million increase in the prior years’ incurred claims for 2020 and the $11 million increase in the prior years’ incurred claims for 2019 were generally the result of differences between actual termination experience and statutorily prescribed termination tables. In 2020, claim experience included normal claim volume with higher terminations, resulting in a reduction to the incurred reserve from favorable experience, while 2019 claims incurred was due to maturing LTC business partially offset by a corresponding increase in reinsurance recoverable.

The following reconciles disabled life claim reserves to the net claim reserves at the end of the years presented in the previous table. Disabled life claim reserves are recorded in policyholders’ reserves. Accrued claim liabilities are recorded in other liabilities.

	December 31,
	2020	2019
	(In Millions)

Disabled life claim reserves	$1,833	$1,825
Accrued claim liabilities	27	28
Net claim reserves, end of year	$1,860	$1,853

d.	Additional liability for annuity contracts

Certain individual variable annuity and fixed index annuity products have additional death or other insurance benefit features, such as GMDBs, GMIBs, GMABs and GLWBs. In general, living benefit guarantees require the contract holder or policyholder to adhere to a company approved asset-allocation strategy. Election of these benefit guarantees is generally only available at contract issue.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following shows the changes in the liabilities for GMDB, GMIB, GMAB and GLWB (in millions):

Liability as of January 1, 2019	$756
Incurred guarantee benefits	(164)
Paid guarantee benefits	(8)
Liability as of December 31, 2019	584
Incurred guarantee benefits	(366)
Paid guarantee benefits	(7)
Liability as of December 31, 2020	$211

The following summarizes the account values, net amount at risk and weighted average attained age for variable annuity contracts with GMDB, GMIB, GMAB and GLWB classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31, 2020			December 31, 2019
		Net	Weighted		Net	Weighted
	Account	Amount	Average	Account	Amount	Average
	Value	at Risk	Attained Age	Value	at Risk	Attained Age
	($ In Millions)
GMDB	$11,434	$36	65	$18,345	$40	65
GMIB Basic	705	11	70	718	28	69
GMIB Plus	1,494	185	67	2,906	532	68
GMAB	2,415	1	61	2,544	2	60
GLWB	146	7	72	151	10	71

As of December 31, 2020, the GMDB account value above consists of $4,402 million of Modco assumed within the separate accounts. As of December 31, 2019, the GMDB account value above consists of $4,088 million of Modco assumed within the separate accounts.

Account values of variable annuity contracts with GMDB, GMIB, GMAB and GLWB are summarized below:

	December 31,
	2020			2019
	Separate	General		Separate	General
	Account	Account	Total	Account	Account	Total
	(In Millions)
GMDB	$10,141	$1,293	$11,434	$14,585	$3,760	$18,345
GMIB Basic	685	20	705	700	18	718
GMIB Plus	1,494	-	1,494	2,906	-	2,906
GMAB	2,371	44	2,415	2,504	40	2,544
GLWB	146	-	146	151	-	151

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Additional liability for individual life contracts

Certain universal life and variable universal life contracts include features such as GMDBs or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit.

The following presents the changes in the liability, net of reinsurance, for guarantees on universal life and variable universal life type contracts:

	December 31,
	2020	2019
	(In Millions)

Beginning balance	$4,003	$3,807
Net liability increase	296	196
Ending balance	$4,299	$4,003

9.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business in order to mitigate the impact of underwriting mortality and morbidity risks or to assume business. Such transfers do not relieve the Company of its primary liability to its customers and, as such, failure of reinsurers to honor their obligations could result in credit losses that could arise if a reinsurer defaults. The Company reduces reinsurance default risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations within the Company’s reinsurers and using trust structures, when appropriate. The Company reinsures a portion of its mortality risk in its life business under either a first dollar quota-share arrangement or an in excess of the retention limit arrangement with reinsurers. The Company also reinsures a portion of its morbidity risk in its disability and LTC business. The amounts reinsured are on a yearly renewable term, coinsurance funds withheld, coinsurance or Modco basis. The Company’s highest retention limit for new issues of life policies ranges from $15 million to $25 million.

Refer to Note 17. “Related party transactions” for information about the Company’s affiliated assumed reinsurance transactions.

The Company did not reinsure any policies with a company chartered in a country other than the U.S., excluding U.S. branches of these companies, which was owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor or any other person not primarily engaged in the insurance business. There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

If all reinsurance agreements were terminated by either party as of December 31, 2020, the resulting reduction in surplus due to loss of reinsurance reserve credits, net of unearned premium, would be approximately $5,538 million assuming no return of the assets, excluding assets in trust, backing these reserves from the reinsurer to the Company.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Reinsurance amounts included in the Statutory Statements of Operations were as follows:

	Years Ended December 31,
	2020	2019	2018
	(In Millions)

Direct premium	$32,089	$25,407	$23,294
Premium assumed	1,145	1,468	1,327
Premium ceded	(22,911)	(4,094)	(1,692)
Total net premium	$10,323	$22,781	$22,929

Ceded reinsurance recoveries	$1,034	$757	$732

Assumed losses	$219	$171	$206

Reinsurance amounts included in the Statutory Statements of Financial Position were as follows:

	December 31,
	2020	2019
	(In Millions)
Reinsurance reserves:
Assumed	$7,615	$8,734
Ceded	(40,280)	(15,041)

Ceded amounts recoverable	$285	$222

Benefits payable on assumed business	$54	$31

Funds held under coinsurance
Ceded	$17,929	$4,252

Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2020 include $8,385 million associated with life insurance policies, $3,916 million for LTC, $27,953 million for annuity, $19 million for disability and $7 million for group life and health. Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2019 include $7,869 million associated with life insurance policies, $3,598 million for LTC, $3,543 million for annuity, $23 million for disability and $8 million for group life and health.

On July 1, 2020, MassMutual recaptured a coinsurance agreement and ceded the recaptured inforce business to a subsidiary of the initial reinsurer through a coinsurance funds withheld agreement. This resulted in an increase of invested assets of $4,986 million with an offsetting funds withheld liability in the Statutory Statements of Financial Position and a decrease in premium and other income collected with an offset in other cash provided from financing and miscellaneous sources in the Statutory Statements of Cash Flows.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

On December 31, 2020, the Company completed the sale of its retirement plan business to Great-West Life & Annuity Insurance Company (“Great-West”) in a reinsurance transaction for a ceding commission of $2,351 million. Upon closing, Great-West or its affiliates have reinsured $19,580 million of policyholders’ liabilities and $47,154 million of separate account liabilities of the Company’s liabilities. As part of the reinsurance transaction, the Company also transferred invested assets with a carrying value of $7,956 million, net of the ceding commission, to Great-West or its affiliates. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

This reinsurance transaction includes a retrocession of the business that the Company reinsures under the terms of the reinsurance agreement between Talcott Resolution Life Insurance Company (Talcott, formerly known as Hartford Life Insurance Company) and the Company. Of the reinsured policyholder’s liabilities above, $6,987 million is retroceded. Also, part of the retrocession are $19,525 million of separate account liabilities of Talcott.

In 2020, a $7 million net loss was recorded for the termination of certain yearly renewable term life insurance treaties, representing the write-off of net receivables and a $6 million increase in surplus was realized for termination of unauthorized reinsurance.

For the year ended December 31, 2020, the Company increased its gross LTC policyholders’ reserve by $206 million through a combination of prior year error correction of $159 million and various assumption changes to reflect the risk inherent in the cash flows of this business. This risk is ceded to an unaffiliated reinsurer, therefore the ceded policyholders’ reserves have also been increased by an additional $206 million.

In 2019, the Company increased its gross LTC policyholders’ reserves by $1,224 million through a combination of prior year error corrections of $729 million and various assumption changes to reflect the risk inherent in the cash flows of this business. This risk is ceded to an unaffiliated reinsurer, therefore the ceded policyholders’ reserves have also been increased by an additional $1,224 million.

In 2018, the Company increased its gross LTC policyholders’ reserves by $390 million to reflect the risk inherent in the cash flows of this business. This risk is ceded to an unaffiliated reinsurer, therefore the ceded policyholders’ reserves have also been increased by $390 million.

In 2018, a $27 million net loss was recorded for the recapture of certain yearly renewable term life insurance treaties, with $14 million recorded in premium income and $41 million recorded in change in policyholder reserves.

As of December 31, 2020, one reinsurer accounted for 28% of the outstanding balance of the reinsurance recoverable and the next largest reinsurer had 19%. The Company continues to monitor its morbidity risk ceded to one unaffiliated reinsurer for its LTC business, in which 28% of the reserves are held in trust.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

10.	Withdrawal characteristics

a.	Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2020 are illustrated below:

Individual annuities	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$28	$-	$-	$28	-%
At book value less current surrender charge of 5% or more	11,741	-	-	11,741	36
At fair value	-	-	10,764	10,764	33
Total with market value adjustment or at fair value	11,769	-	10,764	22,533	70
At book value without adjustment (minimal or no charge or adjustment)	4,090	-	-	4,090	13
Not subject to discretionary withdrawal	5,643	-	-	5,643	17
Total	$21,502	$-	$10,764	$32,266	100%
Reinsurance ceded	6,456	-	-	6,456
Total, net of reinsurance	$15,046	$-	$10,764	$25,810
Amount included in book value moving to at book value without adjustment after statement date	379	-	-	379

Group annuities

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$15,132	$-	$-	$15,132	19%
At book value less current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	18,883	29,368	48,251	59
Total with market value adjustment or at fair value	15,132	18,883	29,368	63,383	78
At book value without adjustment (minimal or no charge or adjustment)	1,768	-	-	1,768	2
Not subject to discretionary withdrawal	16,319	-	-	16,319	20
Total	$33,219	$18,883	$29,368	$81,470	100%
Reinsurance ceded	17,868	-	-	17,868
Total, net of reinsurance	$15,351	$18,883	$29,368	$63,602

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Deposit-type contracts

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$2,633	$-	$-	$2,633	8%
At book value less current surrender At fair value	-	1,678	11,620	13,298	42
Total with market value adjustment or at fair value	2,633	1,678	11,620	15,931	50
At book value without adjustment (minimal or no charge or adjustment)	3,047	-	-	3,047	10
Not subject to discretionary withdrawal	12,528	-	-	12,528	40
Total	$18,208	$1,678	$11,620	$31,506	100%
Total, net of reinsurance	$14,580	$1,678	$11,620	$27,878

The following is a summary of total annuity actuarial reserves and liabilities for deposit-type contracts as of  December 31, 2020 (in millions):

Statutory Statements of Financial Position:
Policyholders’ reserves – group annuities	$15,351
Policyholders’ reserves – individual annuities	15,046
Liabilities for deposit-type contracts	14,580
Subtotal	44,977
Separate Account Annual Statement:
Annuities	59,015
Other annuity contract deposit-funds and GICs	13,298
Subtotal	72,313
Total	$117,290

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Analysis of Life Actuarial Reserves by Withdrawal Characteristics

The withdrawal characteristics of the Company’s life actuarial reserves as of December 31, 2020 are illustrated below:

General Account

	Account	Cash
	Value	Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	17,774	17,763	17,829
Universal life with secondary guarantees	2,002	1,711	6,219
Other permanent cash value life insurance	-	67,897	70,794
Variable life	1	1	-
Variable universal life	394	386	435
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	-	-	2,784
Accidental death benefits	-	-	3
Disability - active lives	-	-	155
Disability - disabled lives	-	-	276
Miscellaneous reserves	-	-	1,271
Total (gross: direct + assumed)	20,171	87,758	99,766
Reinsurance Ceded	4,314	4,548	8,385
Total (net)	$15,857	$83,210	$91,381

Separate Account with Guarantees

	Account	Cash
	Value	Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	1,597	1,568	1,597
Not subject to discretionary withdrawal or no cash values:
Total (gross: direct + assumed)	1,597	1,568	1,597
Total (net)	$1,597	$1,568	$1,597

Separate Account Nonguaranteed

	Account	Cash
	Value	Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable life	1	2	2
Variable universal life	1,501	1,488	1,497
Not subject to discretionary withdrawal or no cash values:
Total (gross: direct + assumed)	1,502	1,490	1,499
Total (net)	$1,502	$1,490	$1,499

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Separate accounts

The Company has guaranteed separate accounts classified as the following: nonindexed, which have multiple concurrent guarantees, including a guarantee that applies for as long as the contract is in effect and does not exceed a 4% rate of return. The Company has nonguaranteed separate accounts which are variable accounts where the benefit is determined by the performance and/or market value of the investments held in the separate account with incidental risk, notional expense and minimum death benefit guarantees.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2020 is as follows:

	Guaranteed
		Nonindexed
		Less Than/	Non
	Indexed	Equal to 4%	Guaranteed	Total
	(In Millions)
Net premium, considerations or deposits for the year ended December 31, 2020	$-	$-	$11,803	$11,803

Reserves at December 31, 2020:
For accounts with assets at:
Fair value	$-	$20,561	$53,252	$73,813
Amortized cost/book value	-	1,597	-	1,597
Subtotal SIA Reserves	-	22,158	53,252	75,410
Nonpolicy liabilities	-	1	556	557
Total Separate Account Liabilities	$-	$22,159	$53,808	$75,967

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$-	$20,561	$53,252	$73,813
At book value without market value adjustment and current surrender charge of less than 5%	-	1,597	-	1,597
Subtotal	-	22,158	53,252	75,410
Nonpolicy liabilities	-	1	556	556
Total Separate Account Liabilities	$-	$22,159	$53,808	$75,967

The Company does not have any reserves in separate accounts for asset default risk in lieu of AVR.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is a reconciliation of amounts reported as transfers (from) to separate accounts in the Summary of Operations of the Company’s NAIC Separate Account Annual Statement to the amounts reported as net transfers (from) to separate accounts in change in policyholders’ reserves in the accompanying Statutory Statements of Operations:

	Years Ended December 31,
	2020	2019	2018
	(In Millions)
From the Separate Account Annual Statement:
Transfers to separate accounts	$9,867	$7,260	$8,326
Transfers from separate accounts	(12,701)	(12,313)	(9,846)
Subtotal	(2,834)	(5,053)	(1,520)
Reconciling adjustments:
Net deposits on deposit-type liabilities	(812)	(967)	(1,488)
Net transfers from separate accounts	$(3,646)	$(6,020)	$(3,008)

Net deposits on deposit-type liabilities are not considered premium and therefore are excluded from the Statutory Statements of Operations.

11.	Debt

MassMutual issues commercial paper in the form of Notes in minimum denominations of $250 thousand up to a total aggregation of $1,000 million with maturity dates up to a maximum of 270 days from the date of issuance. Noninterest bearing Notes are sold at par less a discount representing an interest factor. Interest bearing Notes are sold at par. The Notes are not redeemable or subject to voluntary prepayments by MassMutual. The Notes had a carrying value and face amount of $250 million as of December 31, 2020 and 2019. Notes issued in 2020 had interest rates ranging from 0.14% to 1.80% with maturity dates ranging from 1 to 35 days. Interest expense for commercial paper was $2 million for the year ended December 31, 2020 and $6 million for the year ended December 31, 2019.

MassMutual has a $1,000 million, five-year credit facility, with a syndicate of lenders that can be used for general corporate purposes and to support commercial paper borrowings. During December 2018, the facility was renewed and the scheduled maturity is December 2023. The facility includes two one-year extension options that may be exercised with proper notification as set forth in the agreement. The facility has an upsize option for an additional $500 million. The terms of the credit facility additionally provide for, among other provisions, covenants pertaining to liens, fundamental changes, transactions with affiliates and adjusted statutory surplus. As of and for the years ended December 31, 2020 and 2019, MassMutual was in compliance with all covenants under the credit facility. For the years ended December 31, 2020 and 2019, there were no draws on the credit facilities. Credit facility fees were less than $1 million for the years ended December 31, 2020 and December 31, 2019.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

12.	Employee benefit plans

The Company sponsors multiple employee benefit plans, providing retirement, life, health and other benefits to employees, certain employees of unconsolidated subsidiaries, agents, general agents and retirees who meet plan eligibility requirements.

a.	Pension plans

The Company has funded and unfunded noncontributory defined benefit pension plans that cover substantially all employees, agents and retirees. The qualified defined benefit plan includes a defined benefit formula and a cash balance formula. Participants earn benefits under the plan based on the defined benefit formula, the cash balance formula, or a combination of both formulas as determined by their date of hire or rehire. Under the defined benefit formula, benefits are calculated based on final average earnings and length of service. Benefits under the cash balance formula are determined based on age, service and salary during the participants’ careers.

The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act of 1974. The company contributed $80 million to its qualified benefit plan in 2020 and there were no contributions in 2019.

b.	Defined contribution plans

The Company sponsors funded (qualified 401(k) thrift savings) and unfunded (nonqualified deferred compensation thrift savings) defined contribution plans for its employees, agents and retirees. The qualified 401(k) thrift savings plans’ net assets available for benefits were $3,862 million as of December 31, 2020 and $3,385 million as of December 31, 2019. The Company match for the qualified 401(k) thrift savings plans is limited to 5% of eligible W-2 compensation. The Company’s total matching thrift savings contributions, included in general insurance expenses were $53 million for the year ended December 31, 2020 and $54 million for the year ended December 31, 2019 and $51 million for 2018.

The Company also maintains a defined contribution plan for agents, which was frozen in 2001. The net assets available for these benefits were $183 million as of December 31, 2020 and $174 million as of December 31, 2019.

c.	Other postretirement benefits

The Company provides certain life insurance and health care benefits (other postretirement benefits) for its retired employees and agents, their beneficiaries and covered dependents. MMHLLC has the obligation to pay the Company’s other postretirement benefits. The transfer of this obligation to MMHLLC does not relieve the Company of its primary liability. MMHLLC is allocated other postretirement expenses related to interest cost, amortization of actuarial gains (losses) and expected return on plan assets, whereas service cost and prior service cost are recorded by the Company.

Substantially all of the Company’s U.S. employees and agents may become eligible to receive other postretirement benefits. These benefits are funded as the benefits are provided to the participants. For employees who retire after 2009, except certain employees who were close to retirement in 2010, the Company’s cost is limited to a retiree health reimbursement account (RHRA), which accumulates during an employee’s career and can be drawn down by the retiree to purchase coverage outside of the Company or for other health care costs. Retired employees with a RHRA also may choose to purchase coverage through the private retiree exchange.

For other current and future retired employees, and current and future retired agents, the Company provides access to postretirement health care plans through a private retiree exchange. The Company’s cost is limited to the fixed annual subsidy provided to retirees through a Health Reimbursement Account each year that the retiree can use to purchase coverage on the exchange or for other health care costs.

Company-paid basic life insurance is provided to retirees who retired before 2010 and certain employees who retire after 2009 but were close to retirement in 2010. Supplemental life insurance is available to certain retirees on a retiree-pay-all basis.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company provides retiree life insurance coverage for home office employees who, as of January 1, 2010, were age 50 with at least 10 years of service or had attained 75 points, generally age plus service, with a minimum 10 years of service.

d.	Benefit obligations

Accumulated benefit obligations are the present value of pension benefits earned as of a December 31 measurement date (the Measurement Date) based on service and compensation and do not take into consideration future salary levels.

Projected benefit obligations for pension benefits are the present value of pension benefits earned as of the Measurement Date projected for estimated salary increases to an assumed date with respect to retirement, termination, disability or death.

Refer to Note 12f. “Amounts recognized in the Statutory Statements of Financial Position,” for details on the funded status of the plans.

Accumulated and projected postretirement benefit obligations for other postretirement benefits are the present value of postretirement medical and life insurance benefits earned as of the Measurement Date projected for estimated salary and medical claim rate increases to an assumed date with respect to retirement, disability or death.

Actuarial (gains) losses represent the difference between the expected results and the actual results used to determine the projected benefit obligation, accumulated benefit obligation and current year expense. Select assumptions used in this calculation include expected future compensation levels, healthcare cost trends, mortality and expected retirement age.

The following presents the total pension and other postretirement accumulated benefit obligation:

	December 31,
	2020	2019	2020	2019
	Pension		Other Postretirement
	Benefits		Benefits
	(In Millions)

Accumulated benefit obligation	$3,254	$3,270	$389	$383

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The following sets forth the change in projected benefit obligation of the defined benefit pension and other postretirement plans:

	December 31,
	2020	2019	2020	2019
	Pension		Other Postretirement
	Benefits		Benefits
	(In Millions)

Projected benefit obligation, beginning of year	$3,270	$2,850	$383	$341
Service cost	114	111	14	13
Interest cost	98	118	11	13
Actuarial (gains) losses	12	11	(9)	(9)
Benefits paid	(92)	(139)	(14)	(15)
Change in discount rate	204	431	19	34
Special termination benefits	-	-	6	-
Settlements and curtailments	(198)	-	(3)	-
Change in actuarial assumptions	(154)	(112)	(18)	6
Projected benefit obligation, end of year	$3,254	$3,270	$389	$383

The determination of the discount rate is based upon rates commensurate with current yields on high quality corporate bonds as of the Measurement Date. A spot yield curve is developed from this data that is used to determine the present value for the obligation. The projected plan cash flows are discounted to the Measurement Date based on the spot yield curve. A single discount rate is utilized to ensure the present value of the benefits cash flow equals the present value computed using the spot yield curve. A 25 basis point change in the discount rate results in approximately a $95 million change in the projected pension benefit obligation. The methodology includes producing a cash flow of annual accrued benefits. Refer to Note 12h. “Assumptions” for details on the discount rate. The 2020 change in actuarial assumptions is due to an updated demographics experience study, which consisted of updated retirement rates, turnover rates and the percentage of participants electing lump-sum.

During 2020, the qualified pension plan offered a lump sum window program to terminated vested participants. Lump sums paid under this program, combined with routine annual lump sums paid during 2020, totaled $185 million, which triggered settlement accounting. Also during 2020, as a result of the sale of the retirement plan business, curtailment gains of $13 million and $3 million were reflected in the projected benefit obligation for pension benefits and other postretirement benefit benefits, respectively.

e.	Plan assets

The assets of the qualified pension plan are invested through a MassMutual group annuity contract and investments held in a trust. The group annuity contract invests in the General Investment Account (GIA) of the Company and separate investment accounts. The separate investment accounts are managed by the Company, the Company’s indirectly wholly owned asset manager, subsidiaries, as well as unaffiliated asset managers.

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The Company’s qualified pension plan assets managed by the Company and its indirectly wholly owned subsidiaries are as follows:

	December 31,
	2020	2019
	(In Millions)

General Investment Account	$237	$245
Separate Investment Accounts:
Barings Long Duration Bond Fund	318	326
	$555	$571

The approximate amount of annual benefits to be paid to plan participants covered by a group annuity contract issued by the employer or related parties is $305 million for 2021.

The Company employs a total return investment approach whereby a mix of equities and fixed-income investments are used to maximize the long-term return of plan assets with a prudent level of risk. Risk tolerance is established through consideration of plan liabilities, plan funded status and the Company’s financial condition. The investment portfolio contains a diversified blend of equity and fixed-income investments. Alternative assets such as private equity funds, hedge funds, private real estate funds, equity index exchange traded funds and bond index exchange traded funds are used to improve portfolio diversification. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements and periodic asset and liability studies.

The target range allocations for the qualified pension plan assets are 12.5% to 22.5% domestic equity securities, 25% to 45% long duration bond securities, 5% to 15% GIA and aggregate bond assets, 12.5% to 22.5% international equity securities and 10% to 30% alternative investments. Domestic equities primarily include investments in large capitalization (large cap) companies and small capitalization (small cap) companies. Long duration bond securities invest in several long-duration bond exchange traded funds. International equities include investments in American Depository Receipts and limited partnerships that trade primarily in foreign markets in Europe, Latin America and Asia. The pension plan assets invested in the GIA through the unallocated group annuity contract earn a fixed interest. These assets comprised approximately 8% of the plan assets as of December 31, 2020 and 9% as of December 31, 2019.

The following presents the change in fair value of plan assets:

	December 31,
	2020	2019	2020	2019
	Pension		Other Postretirement
	Benefits		Benefits
	(In Millions)

Fair value of plan assets, beginning of year	$2,738	$2,403	$3	$4
Actual return on plan assets	401	450	-	-
Employer contributions	101	24	12	13
Contributions by plan participants	-	-	-	1
Benefits paid	(91)	(139)	(13)	(15)
Other	(185)	-	-	-
Fair value of plan assets, end of year	$2,964	$2,738	$2	$3

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The General Investment Account is designed to provide stable, long-term investment growth. The account value is maintained at a stable value (generally referred to as “book value”) regardless of financial market fluctuations; however, if the plan sponsor initiates a full or partial termination, the amount liquidated is subject to an adjustment that could result in an increase or decrease in the book value of the plan’s investment.

The following presents the GIA allocation by type of investment:

	December 31,
	2020	2019

Bonds	57%	58%
Mortgage loans	14	16
Common stocks - subsidiaries and affiliates	10	10
Other investments	12	9
Partnerships and limited liability companies	5	5
Cash and cash equivalents	2	2
	100%	100%

The majority of the assets of the qualified pension plan are invested in the following separate investment account options as well as certain private equity funds, hedge funds, private real estate funds and an all cap U.S. equity index exchange traded fund held in the MassMutual Pension Plan Trust (Pension Trust Assets):

Pacific Investment Management Company Long Duration Bond Fund is a separate investment account advised by Pacific Investment Management Company that invests in a diversified portfolio of fixed-income securities, including short-term, intermediate and long-term credit and government securities and cash. The specific performance objective is to outperform the total return of the Bloomberg Barclays U.S. Long Government/Credit Bond index.

Goldman Sachs Asset Management Long Duration Bond Fund is a separate investment account advised by Goldman Sachs Asset Management that invests in a diversified portfolio of fixed-income securities, including short-term, intermediate and long-term credit, government securities and cash. The specific performance objective is to outperform the total return of the Bloomberg Barclays U.S. Long Government/Credit Bond index.

Barings Long Duration Bond Fund is a separate investment account advised by Barings with a long duration bond strategy that invests in a diversified portfolio of fixed-income securities, including, short-term, intermediate and long-term credit, government securities and cash. The specific performance objective is to outperform the total return of the Bloomberg Barclays U.S. Long Government/Credit Bond index.

Vanguard Russell 1000 Index Fund is a separate investment account investing in a mutual fund advised by Vanguard Group Inc. that seeks to passively track the performance of the Russell 1000 Index, representing U.S. large capitalization stocks.

MFS Institutional International Equity Fund is a separate investment account investing in a mutual fund advised by Massachusetts Financial Services Company that seeks to outperform the MSCI EAFE Index over full market cycles. The fund’s strategy is to construct a well-diversified portfolio of high-conviction ideas following a growth-at-a-reasonable price style with a quality bias.

MassMutual Pension Plan Trust is a trust account with a strategy of investing in alternative investments as directed by the Investment Fiduciary Committee. These investments include private equity, infrastructure, private debt, hedge funds, and private real estate, with allocations temporarily awaiting investment held in an all cap U.S. equity index exchange traded fund.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Fair Value Measurements

The Company’s fair value hierarchy is defined in Note 4. “Fair Value of financial instruments”.

The following is a description of the valuation methodologies used to measure fair value for the investments in the qualified pension plan.

Separate Investment Accounts: There are two methods of determining unit value for the separate investment accounts. The portfolio method is used when the separate investment account invests in a portfolio of securities or two or more underlying mutual funds, bank collective trust funds or other investment vehicles (each an underlying fund). Under this method, the unit value of a separate investment account is determined by dividing the market value of such separate investment account on any valuation date by the total number of units in the separate investment account. The net investment factor method (NIF) is used when the separate investment account invests in shares or units of a single underlying fund. Under this method, the unit value of a separate investment account is determined by taking the unit value for the prior valuation day and multiplying it by the net investment factor for the current valuation day. Under both of these methods the separate investment accounts are therefore classified as Level 2. As of December 31, 2020, the Plan had no specific plans or intentions to sell investments at amounts other than NAV. These investments can be redeemed on a daily basis and have no lockups or funding commitments.

Corporate debt instruments: If Level 1 valuations are not available, the fair value is determined using models such as matrix pricing and therefore, is classified as Level 2, which uses quoted market prices of debt securities with similar characteristics. Valued using the closing price reported on the active market on which the individual securities are traded.

PIMCO bond funds: Valued using the closing price reported on the active market on which the individual securities are traded and therefore classified as Level 1.

Government securities: Marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations furnished by a pricing service take into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and are therefore classified as Level 2.

Common stocks: Valued using the closing price reported on the active market on which the individual securities are traded and therefore classified as Level 1.

Collective investment trust: The net asset value per unit of the Funds is calculated on each business day by dividing the total value of assets, less liabilities, by the number of units outstanding. Unit issuances and redemptions are based on the net asset value determined at the end of the current day.

Limited partnerships: The Plan utilizes the practical expedient to calculate fair value of its investments based on the Plan’s pro rata interest in net assets of each underlying partnership. All valuations utilize financial information supplied by the partnership, including income, expenses, gains and losses. The underlying investments of the partnership are accounted for at fair value as described in the partnership’s audited financial statements. The multi-strategy hedge fund can be redeemed semi-annually with 95 day notice. The remaining funds can be redeemed periodically with notice that generally ranges from 45 to 90 days. There are no lockups or funding commitments.

Registered investment companies: There are two methods of determining the unit value for the registered investment companies. For the registered investment company that is valued at an unaffiliated company the investment is valued using the closing price reported on the active market on which the funds are traded and is therefore classified as Level 1. For the registered investment company that is valued in-house on the unival system the NIF method is used which takes the unit value for the prior valuation day and multiplies it by the NIF for the current valuation day.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Other: Valued using the closing price reported on the active market on which the individual securities are traded. If Level 1 valuations are not available, the fair value is determined using models such as matrix pricing and therefore, is classified as Level 2, which uses quoted market prices with similar characteristics. Investments included in this category include short term investments, real estate investment trusts, asset backed securities, mortgage backed securities, swaps, derivatives, futures and options. Investments in multi-strategy hedge fund and real estate are based on the Plan’s pro rata interest in the net assets of the partnership and have a redemption period, therefore are based on NAV as a practical expedient and are reported in the NAV Practical Expedient column. The multi-strategy hedge fund is comprised of two funds, one of which has a quarterly redemption period and the other with a monthly redemption period. They both require 45 days notice. The real estate fund does not have a specific redemption period, but is dependent upon the liquidation of underlying assets. None of the funds have a lock up period or funding commitment.

Cash and cash equivalents: Stated at cost, which is equal to fair value, and held by an unaffiliated bank.

General Investment Account option: Liquidation value based on an actuarial formula as defined under the terms of the contract.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the fair value hierarchy of the Company’s pension plan assets by asset class:

	December 31, 2020
				NAV
				Practical
	Level 1	Level 2	Level 3	Expedient	Total
	(In Millions)
Investments in the qualified pension plan:
Pooled separate accounts:
Common stocks:
U.S. large capitalization	$-	$134	$-	$-	$134
International large capitalization	-	120	-	-	120
Total pooled separate accounts	-	254	-	-	254
Nonpooled separate accounts:
Common stocks:
U.S. large capitalization	-	322	-	-	322
U.S. small capitalization	45	-	-	-	45
U.S. mid capitalization	23	-	-	-	23
International small/mid capitalization	2	-	-	-	2
International large capitalization	-	278	-	-	278
International emerging markets	-	84	-	-	84
Total common stocks	70	684	-	-	754
Debt instruments:
Corporate and other bonds	-	502	-	-	502
Long-term bond mutual funds	130	-	-	-	130
Short-term bond mutual funds	32	-	-	-	32
Total debt instruments	162	502	-	-	664
Other:
Government securities	-	360	-	-	360
Collective investment trust	-	-	-	81	81
Other	-	32	-	-	32
Total other	-	392	-	81	473
Total nonpooled separate accounts	232	1,578	-	81	1,891
Total separate investment accounts	232	1,832	-	81	2,145
Pension trust assets:
Common stocks:
Cash Equivalent	15	-	-	-	15
Collective investment trust	-	48	-	-	48
Hedge fund	-	-	-	30	30
Limited partnerships:
Private equity/venture capital	-	-	-	222	222
Real estate	-	-	-	125	125
Hedge	-	-	-	165	165
Total pension trust assets	15	48	-	542	605
Total General Investment Account	-	-	237	-	237
Total	$247	$1,880	$237	$623	$2,987

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the fair value hierarchy of the Company’s pension plan assets by asset class:

	December 31, 2019
				NAV
				Practical
	Level 1	Level 2	Level 3	Expedient	Total
	(In Millions)
Investments in the qualified pension plan:
Pooled separate accounts:
Common stocks:
U.S. large capitalization	$176	$-	$-	$-	$176
International large capitalization	-	98	-	-	98
Total pooled separate accounts	176	98	-	-	274
Nonpooled separate accounts:
Common stocks:
U.S. large capitalization	316	-	-	-	316
U.S. small capitalization	18	-	-	-	18
U.S. mid capitalization	7	-	-	-	7
International large capitalization	-	232	-	-	232
Total common stocks	341	232	-	-	573
Debt instruments:
Corporate and other bonds	-	483	-	-	483
Long-term bond mutual funds	125	-	-	-	125
Short-term bond mutual funds	14	-	-	-	14
Total debt instruments	139	483	-	-	622
Registered investment companies:
Emerging markets	-	38	-	-	38
Total registered investment companies	-	38	-	-	38
Other:
Government securities	-	389	-	-	389
Collective investment trust	-	-	-	77	77
Other	-	61	-	-	61
Total other	-	450	-	77	527
Total nonpooled separate accounts	480	1,203	-	77	1,760
Total separate investment accounts	656	1,301	-	77	2,034
Pension trust assets:
Common stocks:
Cash Equivalent	98	-	-	-	98
Collective investment trust	-	48	-	-	48
Hedge fund	-	-	-	24	24
Limited partnerships:
Private equity/venture capital	-	-	-	142	142
Real estate	-	-	-	122	122
Hedge	-	-	-	93	93
Total pension trust assets	98	48	-	381	527
Total General Investment Account	-	-	245	-	245
Total	$754	$1,349	$245	$458	$2,806

The Company evaluated the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. Based on these criteria, there were no significant transfers into or out of Level 1, 2, or 3 for the years ended December 31, 2020 and December 31, 2019.

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f.	Amounts recognized in the Statutory Statements of Financial Position

Unrecognized prior service cost is the adjustment to the projected benefit obligation as a result of plan amendments. It represents the increase or decrease in benefits for service performed in prior periods. For pension benefits, this cost is amortized into net periodic benefit cost over the average remaining service years of active employees at the time of the amendment. For other postretirement benefits, this cost is amortized into net periodic benefit cost over the average remaining lifetime of eligible employees and retirees at the time of the amendment.

Unrecognized net actuarial (gains) losses are variances between assumptions used and actual experience. These assumptions include return on assets, discount rate, demographics and mortality. The unrecognized net actuarial (gains) losses are amortized if they exceed 10% of the projected benefit obligation and are amortized starting in the period after recognition. These are amortized for pension and other postretirement benefits into net periodic benefit cost over the remaining service-years of active employees.

The prepaid pension asset is a cumulative balance of employer contributions made to the plan netted against the plan’s accumulated net periodic benefit costs. The prepaid pension asset is a nonadmitted asset.

The accrued benefit cost recognized is the funded status of the plan adjusted for the remaining balance of unrecognized prior service cost, unrecognized net actuarial loss and the nonadmitted prepaid pension asset.

The following sets forth the projected benefit obligation funded status of the plans:

	December 31,
	2020	2019	2020	2019
	Pension		Other Postretirement
	Benefits		Benefits
	(In Millions)

Projected benefit obligation	$3,254	$3,270	$389	$383
Less: fair value of plan assets	2,964	2,738	2	3
Projected benefit obligation funded status	$(290)	$(532)	$(387)	$(380)

The qualified pension plan was overfunded by $147 million as of December 31, 2020 and underfunded by $140 million as of December 31, 2019. The nonqualified pension plans are not funded and have total projected benefit obligations of $437 million as of December 31, 2020 and $392 million as of December 31, 2019.

The qualified pension plan nonadmitted pension plan asset was $637 million as of December 31, 2020 and $642 million as of December 31, 2019.

The Company intends to fund $48 million in 2021 to meet its expected current obligations under its qualified and nonqualified pension plans and other postretirement benefit plans.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.  Net periodic cost

The net periodic cost represents the annual accounting income or expense recognized by the Company and is included in general insurance expenses in the Statutory Statements of Operations. The net periodic cost recognized is as follows:

	Years Ended December 31,
	2020	2019	2018	2020	2019	2018
	Pension			Other Postretirement
	Benefits			Benefits
	(In Millions)

Service cost	$114	$111	$113	$14	$13	$14
Interest cost	98	118	108	11	13	12
Expected return on plan assets	(177)	(160)	(172)	-	-	-
Amortization of unrecognized net actuarial and other losses	52	56	55	2	(1)	2
Amortization of unrecognized prior service cost	-	-	3	(6)	(6)	(6)
Total net periodic cost	$87	$125	$107	$21	$19	$22

Settlement and curtailment	36	-	-	-	-	-
Special termination benefits	-	-	-	6	-	-
Total net expense	$123	$125	$107	$27	$19	$22

The expected future pension and other postretirement benefit payments, which reflect expected future service, are as follows:

		Other
	Pension	Postretirement
	Benefits	Benefits
	(In Millions)

2021	$336	$18
2022	189	19
2023	193	20
2024	194	20
2025	198	20
2026-2030	969	102

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The net expense recognized in the Statutory Statements of Operations for all employee and agent benefit plans is as follows:

	Years Ended December 31,
	2020	2019	2018
	(In Millions)

Health	$124	$139	$113
Pension	123	125	107
Thrift	53	54	51
Postretirement	27	19	22
Disability	3	3	4
Life	4	4	4
Postemployment	(2)	8	(2)
Other benefits	11	13	23
Total	$343	$365	$322

h.	Assumptions

The assumptions the Company used to calculate the benefit obligations and to determine the benefit costs are as follows:

	Years Ended December 31,
	2020	2019	2018	2020	2019	2018
	Pension			Other Postretirement
	Benefits			Benefits
Weighted-average assumptions used to determine:
Benefit obligations:
Discount rate	2.50%	3.05%	4.20%	2.45%	3.05%	4.05%
Expected rate of compensation increase	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Interest Crediting rate	5.00%	5.00%	6.00%	2.45%	3.05%	4.05%

Net periodic benefit cost:
Discount rate	3.05%	4.20%	3.60%	3.05%	4.05%	3.40%
Expected long-term rate of return on plan assets	6.50%	6.75%	6.75%	3.00%	3.00%	3.00%
Expected rate of compensation increase	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Interest Crediting rate	5.00%	6.00%	6.00%	3.05%	4.05%	3.40%

The discount rate used to determine the benefit obligations as of year end is used to determine the expense in the next fiscal year.

The Company determines its assumptions for the expected rate of return on plan assets for its plans using a “building block” approach, which focuses on ranges of anticipated rates of return for each asset class. A weighted range of nominal rates is determined based on target allocations for each class of asset.

13.	Employee compensation plans

The Company has a long-term incentive compensation plan under which certain employees of the Company and its subsidiaries may be issued phantom stock-based compensation awards. These awards include PSARs and PRS. These awards do not grant an equity or ownership interest in the Company.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

A summary of the weighted average grant price of PSARs and PRS shares granted, the intrinsic value of PSARs shares exercised, the PRS liabilities paid and the fair value of shares vested during the year is as follows:

	December 31,
	2020	2019	2018
Weighted average grant date fair value:
PSARs granted during the year	$130.35	$123.43	$98.77
PRS granted during the year	130.10	123.29	99.75
Intrinsic value (in thousands):
PSARs options exercised	53,676	35,065	33,532
PRS liabilities paid	43,616	34,391	21,922
Fair value of shares vested during the year	106,461	69,456	42,141

A summary of PSARs and PRS shares is as follows:

	PSARs			PRS
		Weighted Average			Weighted Average
	Number		Remaining	Number		Remaining
	of		Contract	of		Contract
	Share Units	Price	Terms	Share Units	Price	Terms
	(In Thousands)		(In Years)	(In Thousands)		(In Years)

Outstanding as of
December 31, 2018	4,398	$90.81	3.7	1,312	$87.84	2.8
Granted	1,677	123.43		297	123.29
Exercised	(1,074)	89.40		(279)	86.23
Forfeited	(195)	102.09		(60)	96.92
Outstanding as of
December 31, 2019	4,806	102.04	3.9	1,270	96.33	2.6
Granted	1,599	130.35		271	130.10
Exercised	(1,148)	83.13		(337)	89.08
Forfeited	(89)	122.64		(47)	119.25
Outstanding as of
December 31, 2020	5,168	114.55	4.0	1,157	105.37	2.5

Exercisable as of
December 31, 2020	426	$103.48	2.9	26	$131.71	2.2

The PSARs compensation was an expense of $73 million for the year ended December 31, 2020 and an expense of $56 million for the year ended December 31, 2019 and an expense of $103 million for the year ended December 31, 2018. The PSARs accrued compensation liability was $132 million as of December 31, 2020 and $108 million as of December 31, 2019. The unrecognized compensation expense related to nonvested PSARs awards was $11 million for the year ended December 31, 2020, $35 million for the year ended December 31, 2019 and $54 million for the year ended December 31, 2018. The weighted average period over which the expense is expected to be recognized is 4.0 years. The PSARs unrecognized compensation expense represents the total intrinsic value of all shares issued if 100% vested at current stock price, minus current compensation liability.

The PRS compensation expense was $51 million for the year ended December 31, 2020 and $46 million for the year ended December 31, 2019 and $53 million for the year ended December 31, 2018. The PRS accrued compensation liability was $107 million for the year ended December 31, 2020 and $97 million for the year ended December 31,

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

2019. The unrecognized compensation expense related to nonvested PRS awards was $53 million as of December 31, 2020, $67 million as of December 31, 2019 and $69 million as of December 31, 2018 respectively. The weighted average period over which the expense is expected to be recognized is 2.5 years. The PRS unrecognized compensation expense represents the total value of all shares issued if 100% vested at the current stock price, minus current compensation liability.

14.	Surplus notes

On April 16, 2020, MassMutual issued $700 million of surplus notes at a fixed 3.375% coupon rate maturing in 2050.

On June 26, 2020, MassMutual executed a drawdown of $600 million from its pre-capitalized surplus notes (P-Caps) facility and received $837 million in market value proceeds, at a fixed 5.077% coupon rate, maturing in 2069 and callable beginning in 2049. As of December 31, 2020, there was a remaining capacity of raising $200 million of capital through the P-Caps facility.

The following table summarizes the surplus notes issued and outstanding as of December 31, 2020:

Issue	Face	Carrying	Interest	Maturity	Scheduled Interest
Date	Amount	Value	Rate	Date	Payment Dates
	($ In Millions)
11/15/1993	$250	$250	7.625%	11/15/2023	May 15 & Nov 15
03/01/1994	100	100	7.500%	03/01/2024	Mar 1 & Sept 1
05/12/2003	193	193	5.625%	05/15/2033	May 15 & Nov 15
06/01/2009	130	129	8.875%	06/01/2039	Jun 1 & Dec 1
01/17/2012	263	263	5.375%	12/01/2041	Jun 1 & Dec 1
04/15/2015	258	254	4.500%	04/15/2065	Apr 15 & Oct 15
03/23/2017	475	471	4.900%	04/01/2077	Apr 1 & Oct 1
10/11/2019	838	581	3.729%	10/15/2070	Apr 15 & Oct 15
04/16/2020	700	697	3.375%	04/15/2050	Apr 15 & Oct 15
06/26/2020	600	835	5.077%	02/15/2069	Apr 15 & Oct 15
Total	$3,807	$3,773

All payments of interest and principal are subject to the prior approval of the Division. Interest expense is not recorded until approval for payment is received from the Division. As of December 31, 2020, the unapproved interest was $40 million. Through December 31, 2020, the Company paid cumulative interest of $1,995 million on surplus notes. Interest of $157 million was approved and paid during the year ended December 31, 2020.

Anticipated sinking fund payments are due for the notes issued in 1993 and 1994 as follows: $63 million in 2021, $88 million in 2022, $150 million in 2023 and $50 million in 2024. There are no sinking fund requirements for the notes issued in 2003, 2009, 2012, 2015, 2017 or 2019.

These notes are unsecured and subordinate to all present and future indebtedness of the Company, all policy claims and all prior claims against the Company as provided by the Massachusetts General Laws. The surplus notes are all held by bank custodians for unaffiliated investors. All issuances were approved by the Division. Surplus notes are included in surplus on the Statutory Statements of Financial Position.

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15.	Presentation of the Statutory Statements of Cash Flows

The following table presents those transactions that have affected the Company’s recognized assets or liabilities but have not resulted in cash receipts or payments during the years ended December 31, 2020, 2019 and 2018. Accordingly, the Company has excluded these non-cash activities from the Statutory Statements of Cash Flows for the years ended December 31, 2020, 2019 and 2018.

	Years Ended December 31,
	2020	2019	2018
	(In Millions)
Premium ceded in exchange for invested assets	$(11,197)	$-	$-
Bonds transferred in exchange for premium ceded	9,379	-	-
Bond conversions and refinancing	4,922	1,025	1,058
Premium income recognized for individual annuity contracts	3,721	-	-
Bonds received as consideration for individual annuity contracts	(3,720)	-	-
Mortgage loans transferred in exchange for premium ceded	1,725	-	-
Premium income recognized for group annuity contracts	1,250	916	292
Bonds received as consideration for group annuity contracts	(1,250)	(916)	(292)
Surplus notes issued in exchange for bonds	837	-	-
Bonds received as consideration for surplus notes	(837)	-	-
Transfer of mortgage loans to partnerships and LLCs	353	96	244
Change in market value of COLI	140	175	11
Preferred stock transferred in exchange for premium ceded	93	-	-
Stock conversion	79	64	128
Assets received in-kind for bond maturity	57	-	-
Net investment income payment in-kind bonds	12	5	9
Preferred stock received as consideration for individual annuity contracts	(1)	-	-
Dividend reinvestment	-	3	11
Transfer of common stocks - affiliated to partnerships and LLCs	-	-	1,334
Partnerships and LLCs contributed to Insurance Road LLC	-	-	476
Transfer of bonds to other than invested assets	-	-	200
Transfer of bonds to partnerships	-	-	81
Bonds and common stock contributed to EM Opportunities LLC	-	-	74
Other	-	1	113

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

16.	Business risks, commitments and contingencies

a.	Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. The principal risks include insurance and underwriting risks, investment and interest rate risks, currency exchange risk and credit risk. The combined impact of these risks could have a material, adverse effect on the Company’s financial statements or result in operating losses in future periods. The Company employs the use of reinsurance, portfolio diversification, asset/liability management processes and other risk management techniques to mitigate the impact of these risks.

Insurance and underwriting risks

The Company prices its products based on estimated benefit payments reflecting assumptions with respect to mortality, morbidity, longevity, persistency, interest rates and other factors. If actual policy experience emerges that is significantly and adversely different from assumptions used in product pricing, the effect could be material to the profitability of the Company. For participating whole life products, the Company’s dividends to policyholders primarily reflect the difference between actual investment, mortality, expense and persistency experience and the experience embedded in the whole life premiums and guaranteed elements. The Company also reinsures certain life insurance and other long-term care insurance policies to mitigate the impact of its underwriting risk.

Investment and interest rate risks

The fair value, cash flows and earnings of investments can be influenced by a variety of factors including changes in interest rates, credit spreads, equity markets, portfolio asset allocation and general economic conditions. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various investment risks, in particular interest rate risk. By effectively matching the market sensitivity of assets with the liabilities they support, the impact of interest rate changes is addressed, on an economic basis, as the change in the value of the asset is offset by a corresponding change in the value of the supported liability. The Company uses derivatives, such as interest rate swaps and swaptions, as well as synthetic assets to reduce interest rate and duration imbalances determined in asset/liability analyses.

The levels of U.S. interest rates are influenced by U.S. monetary policies and by the relative attractiveness of U.S. markets to investors versus other global markets. As interest rates increase, certain debt securities may experience amortization or prepayment speeds that are slower than those assumed at purchase, impacting the expected maturity of these securities and the ability to reinvest the proceeds at the higher yields. Rising interest rates may also result in a decrease in the fair value of the investment portfolio. As interest rates decline, certain debt securities may experience accelerated amortization and prepayment speeds than what was assumed at purchase. During such periods, the Company is at risk of lower net investment income as it may not be able to reinvest the proceeds at comparable yields. Declining interest rates may also increase the fair value of the investment portfolio.

Interest rates also have an impact on the Company’s products with guaranteed minimum payouts and on interest credited to account holders. As interest rates decrease, investment spreads may contract as crediting rates approach minimum guarantees, resulting in an increased liability.

In periods of increasing interest rates, policy loans, surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to realize investment losses.

Currency exchange risk

The Company has currency risk due to its non-U.S. dollar denominated investments and medium-term notes along with its indirect international operations. The Company mitigates a portion of its currency risk through the use of cross-currency swaps and forward contracts. Cross-currency swaps are used to minimize currency risk for certain non-U.S. dollar assets and liabilities through a pre-specified exchange of interest and principal. Forward contracts are used to hedge movements in exchange rates.

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Credit and other market risks

The Company manages its investments to limit credit and other market risks by diversifying its portfolio among various security types and industry sectors as well as purchasing credit default swaps to transfer some of the risk.

Stressed conditions, volatility and disruptions in global capital markets or in particular markets or financial asset classes can have an adverse effect on the Company, in part because the Company has a large investment portfolio and assets supporting the Company’s insurance liabilities are sensitive to changing market factors. Global market factors, including interest rates, credit spread, equity prices, real estate markets, foreign currency exchange rates, consumer spending, business investment, government spending, the volatility and strength of the capital markets, deflation and inflation, all affect the business and economic environment and, ultimately, the profitability of the Company’s business. Disruptions in one market or asset class can also spread to other markets or asset classes. Upheavals in the financial markets can also affect the Company’s business through their effects on general levels of economic activity, employment and customer behavior.

Real estate markets are monitored continuously with attention on regional differences in price performance, absorption trends and supply and demand fundamentals that can impact the rate of foreclosures and delinquencies. Public sector strengths and weaknesses, job growth and macro-economic issues are factors that are closely monitored to identify any impact on the Company’s real estate related investments.

The CMBS, RMBS and leveraged loan sectors are sensitive to evolving conditions that can impair the cash flows realized by investors and is subject to uncertainty. Management’s judgment regarding OTTI and estimated fair value depends upon the evolving investment sector and economic conditions. It can also be affected by the market liquidity, a lack of which can make it difficult to obtain accurate market prices for RMBS and other investments, including CMBS and leveraged loans. Any deterioration in economic fundamentals, especially related to the housing sector could affect management’s judgment regarding OTTI.

The Company has investments in structured products exposed primarily to the credit risk of corporate bank loans, corporate bonds or credit default swap contracts referencing corporate credit risk. Most of these structured investments are backed by corporate loans and are commonly known as collateralized loan obligations that are classified as CDO. The portfolios backing these investments are actively managed and diversified by industry and individual issuer concentrations. Due to the complex nature of CDO and the reduced level of transparency to the underlying collateral pools for many market participants, the recovery in CDO valuations generally lags the overall recovery in the underlying assets. Management believes its scenario analysis approach, based primarily on actual collateral data and forward looking assumptions, does capture the credit and most other risks in each pool. However, in a rapidly changing economic environment, the credit and other risks in each collateral pool will be more volatile and actual credit performance of CDO may differ from the Company’s assumptions.

The Company continuously monitors its investments and assesses their liquidity and financial viability; however, the existence of the factors described above, as well as other market factors, could negatively impact the market value of the Company’s investments. If the Company sells its investments prior to maturity or market recovery, these investments may yield a return that is less than the Company otherwise would have been able to realize.

Asset-based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the investment markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

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Market risk arises within the Company’s employee benefit plans to the extent that the obligations of the plans are not fully matched by assets with determinable cash flows. Pension and postretirement obligations are subject to change due to fluctuations in the discount rates used to measure the liabilities as well as factors such as changes in inflation, salary increases and participants living longer. The risks are that such fluctuations could result in assets that are insufficient over time to cover the level of projected benefit obligations. In addition, increases in inflation and members living longer could increase the pension and postretirement obligations. Management determines the level of this risk using reports prepared by independent actuaries and takes action, where appropriate, in terms of setting investment strategy and determining contribution levels. In the event that the pension obligations arising under the Company’s employee benefit plans exceed the assets set aside to meet the obligations, the Company may be required to make additional contributions or increase its level of contributions to these plans.

The spread of the coronavirus, causing increased cases of COVID-19, around the world in 2020 has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the U.S. and international economies. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources and its operations in future periods.

Political Uncertainties

Political events, domestically or internationally, may directly or indirectly trigger or exacerbate risks related to product offerings, profitability, or any of the risk factors described above. Whether those underlying risk factors are driven by politics or not, the Company’s dynamic approach to managing risks enables management to identify risks, internally and externally, develop mitigation plans, and respond to risks in an attempt to proactively reduce the potential impact of each underlying risk factor on the Company.

b.	Leases

The Company leases office space and equipment in the normal course of business under various noncancelable operating lease agreements. Additionally, the Company, as lessee, has entered various sublease agreements with affiliates for office space, such as Barings. Total rental expense on net operating leases, recorded in general insurance expenses, was $114 million for the year ended December 31, 2020 and $118 million for the year ended December 31, 2019. Net operating leases are net of sublease receipts of $7 million for the year ended December 31, 2020 and $10 million for the year ended December 31, 2019.

The Company has entered into a sale-leaseback transaction with an unrelated party to sell and leaseback certain fixed assets with book values of $100 million, which resulted in no gain or loss. The lease has a five year term, which expires in 2021 with annual lease payment of approximately $20 million. At the end of the lease, the Company has the option to purchase the underlying assets at fair value.

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Future minimum commitments for all lease obligations as of December 31, 2020 were as follows:

		Affiliated	Nonaffiliated
	Gross	Subleases	Subleases	Net
	(In Millions)

2021	$98	$3	$1	$94
2022	65	-	1	64
2023	55	-	-	55
2024	41	-	-	41
2025	29	-	-	29
Thereafter	36	-	-	36
Total	$324	$3	$2	$319

c.	Guaranty funds

The Company is subject to state insurance guaranty fund laws. These laws assess insurance companies’ amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations or liquidity.

d.	Litigation and regulatory matters

In the normal course of business, the Company is involved in disputes, litigation and governmental or regulatory inquiries, administrative proceedings, examinations and investigations, both pending and threatened. These matters, if resolved adversely against the Company or settled, may result in monetary damages, fines and penalties or require changes in the Company’s business practices. The resolution or settlement of these matters is inherently difficult to predict. Based upon the Company’s assessment of these pending matters, the Company does not believe that the amount of any judgment, settlement or other action arising from any pending matter is likely to have a material adverse effect on the statement of financial position. However, an adverse outcome in certain matters could have a material adverse effect on the results of operations for the period in which such matter is resolved, or an accrual is determined to be required, on the financial statement financial position, or on our reputation.

The Company evaluates the need for accruals of loss contingencies for each matter. When a liability for a matter is probable and can be estimated, the Company accrues an estimate of the loss offset by related insurance recoveries or other contributions, if any. An accrual may be subject to subsequent adjustment as a result of additional information and other developments. The resolution of matters are inherently difficult to predict, especially in the early stages of matter. Even if a loss is probable, due to many complex factors, such as speed of discovery and the timing of court decisions or rulings, a loss or range of loss may not be reasonably estimated until the later stages of the matter. For matters where a loss is material and it is either probable or reasonably possible then it is disclosed. For matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimated, no accrual is established, but the matter, if material, is disclosed.

In connection with the May 24, 2019 sale of OAC to Invesco, Invesco identified an accounting matter related to four Master Limited Partnership funds managed by a subsidiary of OAC prior to the sale that Invesco has stated may result in an indemnification claim against MassMutual under the terms of the acquisition agreement. Under the terms of the agreement, MassMutual may be liable to Invesco under the acquisition agreement for a portion of any actual losses incurred by Invesco in excess of $173 million and up to a cap of $575 million. There are currently considerable uncertainties as to the nature, scope and amount of the potential losses for which Invesco may seek indemnity. In addition to the $173 million deductible, it is uncertain whether the indemnification obligations set forth in the acquisition agreement would apply to this situation and MassMutual believes it has a number of defenses available that may mitigate or eliminate its exposure to any losses claimed by Invesco should such obligations apply. However, the outcome of any indemnification dispute (including any resulting litigation), should Invesco

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

assert such a claim, and its potential impact on MassMutual’s financial position cannot be foreseen with certainty at this time.

e.	Commitments

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. As of December 31, 2020, the Company had approximately $490 million of these unsecured funding commitments to its subsidiaries and $622 million as of December 31, 2019. The unsecured commitments are included in private placements in the table below. As of December 31, 2020 and 2019, the Company had not funded, nor had an outstanding balance due on, these commitments.

In the normal course of business, the Company enters into letter of credit arrangements. The Company had outstanding letter of credit arrangements of approximately $84 million as of December 31, 2020 and approximately $145 million as of December 31, 2019. As of December 31, 2020 and 2019, the Company did not have any funding requests attributable to these letter of credit arrangements.

In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and five years. The Company is not required to fund commitments once the commitment period expires.

As of December 31, 2020, the Company had the following outstanding commitments:

	2021	2022	2023	2024	2025	Thereafter	Total
	(In Millions)
Private placements	$1,685	$2,957	$1,348	$121	$385	$501	$6,997
Mortgage loans	385	424	176	245	26	122	1,378
Real estate	-	-	-	-	-	1	1
Partnerships and LLC	154	592	666	205	382	1,682	3,681
LIHTCs (including equity contributions)	-	172	-	-	17	287	476
Total	$2,224	$4,145	$2,190	$571	$810	$2,593	$12,533

In the normal course of business the Company enters into commitments related to property lease arrangements, certain indemnities, investments and other business obligations. As of December 31, 2020 and 2019, the Company had no outstanding obligations attributable to these commitments.

f.	Guarantees

In the normal course of business the Company enters into guarantees related to employee and retirement benefits, the maintenance of subsidiary regulatory capital, surplus levels and liquidity sufficient to meet certain obligations, and other property lease arrangements. If the Company were to recognize a liability, the financial statement impact would be to recognize either an expense or an investment in a subsidiary, controlled, or affiliated entity. The Company has no expectations for recoveries from third parties should these guarantees be triggered. As of December 31, 2020 and 2019, the Company had no outstanding obligations to any obligor attributable to these guarantees.

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The following details contingent guarantees that are made on behalf of the Company’s subsidiaries and affiliates as of December 31, 2020.

Type of guarantee	Nature of guarantee (including term) and events and circumstances that would require the guarantor to perform under guarantee	Carrying amount of liability	Maximum potential amount of future payments (undiscounted) required under the guarantee

Employee and Retirement Benefits	The Company guarantees the payment of certain employee and retirement benefits for its wholly-owned subsidiary Barings, if the subsidiary is unable to pay.	-	The liabilities for these plans of $427 million have been recorded on the subsidiaries’ books and represent the Company’s maximum obligation.

Capital and Surplus Support of Subsidiaries	Certain guarantees of the Company provide for the maintenance of a subsidiary’s regulatory capital, surplus levels and liquidity sufficient to meet certain obligations. These unlimited guarantees are made on behalf of certain wholly-owned subsidiaries. (C.M. Life and MML Bay State Life).	-	These guarantees are not limited and cannot be estimated.

Other Property Lease Arrangements	The Company guarantees the payment of various lease obligations on behalf of its subsidiaries and affiliates.	-	The future maximum potential obligations are immaterial to the Company.

Real Estate Development Completion Guarantee	The Company issued a construction loan for a real estate development project. The land on which the property is to be built is subject to a ground lease. In conjunction with issuing this construction loan, the Company has also issued a completion guarantee to the land owner that pays only in the event the project is not completed. The project is expected to be completed by March 2021.	-	$350 million.

Secure Capital for Variable Annuity Separate Accounts	The Company guarantees the capital contributions required to be made by a variable annuity separate account contract holder in the event the contract holder fails to payoff a subscription line utilized to deploy capital for the separate account.	-	$288 million with the right to increase the line to $310 million.

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17.	Related party transactions

MassMutual has management and service contracts and cost-sharing arrangements with various subsidiaries and affiliates where MassMutual, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services.

MassMutual has agreements with its subsidiaries and affiliates, including Insurance Road LLC (IRLLC), Copper Hill LLC (CHLLC), MML Investment Advisers LLC, The MassMutual Trust Company, FSB, MassMutual International LLC (MMI) and Baring International Investment Limited, where MassMutual receives revenue for certain recordkeeping and other services that MassMutual provides to customers who select, as investment options, mutual funds managed by these affiliates.

MassMutual has agreements with its subsidiaries, Barings, MML Investment Advisers LLC and MassMutual Intellectual Property LLC (MMIP), which provide investment advisory services and licensing agreements to MassMutual.

The following table summarizes the transactions between the Company and the related parties:

	Years Ended December 31,
	2020	2019	2018
	(In Millions)
Fee income:
Management and service contracts and cost-sharing arrangements	$335	$427	$440
Investment advisory income	22	23	24
Recordkeeping and other services	20	21	22
Fee expense:
Investment advisory services	268	277	270
Royalty and licensing fees	58	58	56

The Company reported amounts due from subsidiaries and affiliates of $54 million as of December 31, 2020 and $80 million as of December 31, 2019. The Company reported amounts due to subsidiaries and affiliates of $8 million as of December 31, 2020 and less than $1 million as of December 31, 2019. Terms generally require settlement of these amounts within 30 to 90 days.

The Company’s wholly owned indirect subsidiary, Barings, invests a portion of their nonqualified compensation plan in GICs with the Company. The Company credited interest on deposits of $2 million to the Barings contract for the year ended December 31, 2020 and $3 million for the year ended December 31, 2019.

The Company held debt issued by MMHLLC that amounted to $2,079 million as of December 31, 2020 and $1,948 million as of December 31, 2019. The Company recorded interest income on MMHLLC debt of $103 million in 2020 and $80 million in 2019. Notes maturing as of March and December 2020 were refinanced at 4.3% annual interest for $632 million.

As of December 31, 2020, MMIH and C.M. Life, together, provided financing of $5,500 million, $5,253 million and $247 million respectively, for MMAF that can be used to finance ongoing asset purchases. MMIH provided financing of $5,253 million as of December 31, 2020 and $4,229 million as of December 31, 2019. During 2020, MMAF borrowed $2,005 million and repaid $1,859 million under the credit facility. During 2019, MMAF borrowed $1,959 million and repaid $2,068 million under the credit facility. Outstanding borrowings under the facility were $3,552 million as of December 31, 2020 and $3,371 million as of December 31, 2019. Interest for these borrowings was $80 million for the year ended December 31, 2020 and $90 million for the year ended December 31, 2019. The floating rate borrowings bear interest at a spread over the 30 day LIBOR. The fixed rate borrowings bear an interest at a spread over average life Treasuries. MassMutual provided financing of $3,552 million to MMIH as of December 31, 2020.

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Together, MassMutual and C.M. Life, provide a credit facility to Jefferies Finance, LLC whereby Jefferies Finance, LLC (Jefferies) borrows cash through short-term approved financings to fund the purchase of loans for securitization. During 2020, Jefferies borrowed $849 million and repaid $895 million under the credit facility. During 2019, Jefferies borrowed $405 million and repaid $359 million under the credit facility. As of December 31, 2020, there were no outstanding borrowings under this facility. All outstanding interest due under the facility, as of December 31, 2020, had been paid. The interest of this facility is calculated based on a full pass through of interest accrued on the underlying loans purchased.

In 2020, MassMutual contributed capital of $37 million to MassMutual Mortgage Lending LLC.

In 2020, MassMutual contributed capital of $15 million to MassMutual MCAM Insurance Company, Inc.

In 2020, MassMutual contributed capital of $14 million to MM Global Capabilities I LLC.

In 2020, MassMutual transferred $335 million of mortgage loans to Barings Multifamily TEBS 2020 LLC. Subsequently, MassMutual received a $288 million return of capital distribution.

In 2020, IRLLC issued and paid a return of capital of $90 million to MassMutual. In 2019, IRLLC declared a distribution to the Company of $150 million, which was paid in 2020.

In 2020, MassMutual Retirement Services LLC declared and paid $57 million in dividends to MassMutual.

Effective December 31, 2020, MassMutual will provide C.M. Life a stop-loss coverage to transfer a specific interest rate risk. All Odyssey fixed-deferred annuity contracts issued by C.M. Life are covered under this agreement. C.M. Life will pay an annual premium to MassMutual. If the coverage is triggered, there will be a settlement at year end from MassMutual to C.M. Life. The maximum total liability of MassMutual under the agreement is $100 million over 5 years.

The Company has reinsurance agreements with its subsidiary, C.M. Life, and its indirect subsidiary, MML Bay State, including stop-loss, Modco and yearly renewable term agreements on life insurance and annuity products. The Company also has coinsurance agreements with C.M. Life where the Company assumes substantially all of the premium on certain universal life policies.

As of December 31, 2020, the net reinsurance amounts due to C.M. Life and MML Bay State were $66 million and as of December 31, 2019, the net reinsurance amounts due to C.M. Life and MML Bay State were $39 million. These outstanding balances are due and payable with terms ranging from monthly to annually, depending on the agreement in effect.

The following table summarizes the reinsurance transactions for these reinsurance agreements:

	Years Ended December 31,
	2020	2019	2018
	(In Millions)

Premium assumed	$46	$45	$49
Modco adjustments, included in fees and other income	11	9	12
Expense allowance on reinsurance assumed, included in commissions	(14)	(14)	(20)
Policyholders’ benefits	(89)	(101)	(139)
Experience refunds (paid) received	-	(1)	(3)

For further information on common stocks - subsidiaries and affiliates, refer to Note 5c. “Common stocks - subsidiaries and affiliates.”

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In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. Refer to Note 16e. “Commitments” for information on the Company’s accounting policies regarding these related party commitments and Note 16f. “Guarantees” for information on the guarantees.

18.	Subsidiaries and affiliated companies

A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 2020 is illustrated below. Subsidiaries are wholly owned, except as noted.

Subsidiaries of MassMutual

C.M. Life

Berkshire Way LLC

MML Special Situations Investor LLC

Timberland Forest Holding LLC – 37% (remaining 63% owned by MassMutual Trad Private Equity LLC)

WP – SC, LLC – 81% (remaining 19% owned by C.M. Life)

MSP – SC, LLC

Insurance Road LLC

MM Copper Hill Road LLC

Jefferies Finance LLC– 50% (remaining 50% owned by Jefferies Group, Inc.)

MML Distributors LLC – 99% (remaining 1% owned by MassMutual Holding LLC)

MML Investment Advisers, LLC

Pioneers Gate LLC

MML Strategic Distributors, LLC

The MassMutual Trust Company, FSB

MassMutual Mortgage Lending LLC

MML Private Placement Investment Company I, LLC

MML Private Equity Fund Investor LLC

MM Private Equity Intercontinental LLC

MassMutual Holding LLC

MassMutual Investment Holding

MassMutual International, LLC

MML Mezzanine Investor II, LLC

MML Mezzanine Investor III, LLC

MassMutual External Benefits Group LLC

EM Opportunities LLC

MassMutual MCAM Insurance Company, Inc.

MassMutual Global Business Services India LLP

CML Global Capabilities

MM Global Capabilities I LLC

MM Global Capabilities II LLC

MM Global Capabilities III LLC

Barings Ascend LLC

MML CM LLC

Subsidiaries of C.M. Life Insurance Company

MML Bay State Life Insurance Company

CML Mezzanine Investor III, LLC

CML Special Situations Investor LLC

Subsidiaries of MML Bay State Life Insurance Company

(No subsidiaries)

Subsidiaries of Timberland Forest Holding LLC

Lyme Adirondack Forest Company, LLC

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Subsidiaries of Insurance Road LLC

MassMutual Trad Private Equity LLC

MassMutual Intellectual Property LLC

Trad Investments LLC

MML Investment Advisers, LLC

(No Subsidiaries)

Pioneers Gate LLC

(No subsidiaries)

Subsidiaries of MassMutual Holding LLC

Fern Street LLC

Haven Life Insurance Agency, LLC

MassMutual Assignment Company

MassMutual Capital Partners LLC

MassMutual Ventures Holding LLC

MM Rothesay Holdco US LLC

MML Investors Services, LLC

LifeScore Labs, LLC

Sleeper Street LLC

MM Asset Management Holding LLC

MM Catalyst Fund LLC

Subsidiaries of MassMutual International LLC

MassMutual Solutions LLC

Subsidiaries of MassMutual Ventures Holding LLC

MassMutual Ventures US I LLC

MassMutual Ventures US II LLC

MassMutual Ventures US III LLC

MassMutual Ventures UK LLC

MassMutual Ventures Southeast Asia I LLC

MassMutual Ventures Southeast Asia II LLC

MassMutual Ventures Management LLC

MassMutual Ventures SEA Management Private Limited (an indirect subsidiary of Subsidiary of MassMutual Ventures Holding LLC)

Athens Fund Management LLC

Open Alternatives LLC

MML Investors Services, LLC

MMLISI Financial Alliances, LLC

MML Insurance agency, LLC

Subsidiaries of Barings LLC (a subsidiary of MM Asset Management Holding LLC)

Barings Finance LLC

Barings Securities LLC

Barings Guernsey Limited

Barings Real Estate Advisers, Inc.

Barings Asset Management (Asia) Holdings Limited

Barings Multifamily Capital Holdings LLC

Subsidiaries of Baring Asset Management Limited (an indirect subsidiary of MassMutual Baring Holding LLC)

Baring International Investment Limited

Baring International Investment Management Holdings Limited

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Baring Fund Managers Limited

Baring Pension Trustees Limited

Baring Investment Services Limited

Barings Global Advisers Limited

Barings European Core Property Fund GP Sàrl

Barings BME GP Sàrl

Subsidiaries of Baring International Investment Limited

(No subsidiaries)

Subsidiaries of MassMutual Investment Holding

MML Management Corporation

MassMutual Asset Finance LLC

Subsidiaries of MML Management Corporation

MassMutual Holding MSC, Inc.

MassMutual International Holding MSC, Inc.

Subsidiaries of MassMutual Asset Finance LLC

MMAF Equipment Finance LLC 2013-A

MMAF Equipment Finance LLC 2014-A

MMAF Equipment Finance LLC 2015-A

MMAF Equipment Finance LLC 2016-A

MMAF Equipment Finance LLC 2017-A

MMAF Equipment Finance LLC 2017-B

MMAF Equipment Finance LLC 2018-A

MMAF Equipment Finance LLC 2019-A

MMAF Equipment Finance LLC 2019-B

Rozier LLC

95

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Information regarding filings of Subsidiaries and Controlled Affiliates

The following presents certain information regarding the Company’s valuation filings for controlled affiliates of the Company:

		As of December 31, 2020
	CUSIP	Gross Value	Non-admitted	Admitted	Latest Filing	2019 Approved Valuation	Filing Code	Valuation Method Disallowed?
	($ in Millions)

MassMutual Holding LLC	57543#-11-8	$16,183	$-	$16,183	7/31/2020	$13,868	Sub-2	No
The MassMutual Trust Co, FSB	57631@-10-5	26	-	26	3/27/2020	27	Sub-2	No
Cornerstone Global REIT Corp	21926@-10-5	-	-	-	7/31/2018	-	Sub-2	No
MM Investment Holding		1,609	-	1,609	N/A	N/A	Sub-2	No
MML Management Corporation	55338@-10-5	-	-	-	6/15/2020	1,083	Sub-2	No
Aggregate Total:		$17,818	$-	$17,818		$14,978

19.	Subsequent events

Management of the Company has evaluated subsequent events through February 24, 2021, the date the financial statements were available to be issued to state regulators and subsequently on the Company’s website. No events have occurred subsequent to the date of the financial statements, except for:

On January 27, 2021, the Company announced it has entered into a definitive agreement with American Financial Group, Inc. to purchase its wholly-owned subsidiary, Great American Life Insurance Company and other subsidiaries and affiliated entities, which primarily offer traditional fixed and fixed indexed annuity products. The purchase price is approximately $3,500 million, subject to adjustment at closing. The transaction, which is subject to regulatory and other necessary approvals, is expected to close in the second quarter of 2021.

On February 1, 2021, the Company completed the acquisition of Flourish, a fintech platform for registered investment advisors (RIAs), from Stone Ridge Asset Management for a purchase price of $6 million. Flourish provides digitally enabled products and services to RIAs through various modules, including an established cash management offering, Flourish Cash. Flourish Cash is offered through Stone Ridge Securities LLC, Stone Ridge’s registered broker-dealer, which the Company acquired. MML CML LLC, a wholly owned subsidiary of MassMutual, will directly own Flourish.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

20. Impairment listing for loan-backed and structured securities

The following are the total cumulative adjustments and impairments for loan-backed and structured securities since July 1, 2009:

Period Ended	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
December 31, 2020	$16,071,907	$-	$16,071,907	$14,674,300	$(1,397,607)	$14,674,300	$15,473,517
September 30, 2020	21,375,383	-	21,375,383	19,160,250	(2,215,134)	19,160,250	18,862,027
June 30, 2020	10,180,123	-	10,180,123	8,992,610	(1,187,513)	8,992,610	9,249,851
March 31, 2020	24,799,788	-	24,799,788	20,197,344	(4,602,443)	20,197,344	24,683,947
December 31, 2019	3,992,400	-	3,992,400	3,539,281	(453,119)	3,539,281	3,439,138
September 30, 2019	16,909,029	-	16,909,029	15,191,932	(1,717,097)	15,191,932	14,639,756
June 30, 2019	6,980,030	-	6,980,030	6,187,029	(793,001)	6,187,029	7,133,620
March 31, 2019	7,791,000	-	7,791,000	7,634,637	(156,363)	7,634,637	7,683,021
December 31, 2018	4,550,173	-	4,550,173	3,815,559	(734,614)	3,815,559	4,014,514
September 30, 2018	4,320,826	-	4,320,826	3,663,181	(657,645)	3,663,181	3,687,297
June 30, 2018	634,235	-	634,235	279,221	(355,014)	279,221	386,752
March 31, 2018	645,690	-	645,690	488,181	(157,509)	488,181	448,494
December 31, 2017	3,949,513	-	3,949,513	1,958,759	(1,990,754)	1,958,759	2,023,952
September 30, 2017	4,436,542	-	4,436,542	876,942	(3,559,600)	876,942	4,647,683
June 30, 2017	40,538,551	-	40,538,551	39,808,956	(729,595)	39,808,956	60,990,732
March 31, 2017	41,788,380	-	41,788,380	41,391,889	(396,491)	41,391,889	56,156,936
December 31, 2016	42,175,938	-	42,175,938	42,045,721	(130,217)	42,045,721	54,619,477
September 30, 2016	44,266,478	-	44,266,478	41,890,535	(2,375,942)	41,890,535	61,300,066
June 30, 2016	49,097,217	-	49,097,217	48,202,703	(894,514)	48,202,703	63,207,410
March 31, 2016	57,985,071	-	57,985,071	55,783,979	(2,201,092)	55,783,979	70,578,397
December 31, 2015	4,881,394	-	4,881,394	4,783,194	(98,200)	4,783,194	4,728,736
September 30, 2015	50,531,382	-	50,531,382	45,665,859	(4,865,524)	45,665,859	58,523,652
June 30, 2015	66,924,927	-	66,924,927	65,240,585	(1,684,341)	65,240,585	72,953,475
March 31, 2015	17,856,447	-	17,856,447	17,681,510	(174,937)	17,681,510	17,553,999
December 31, 2014	69,225,743	-	69,225,743	68,301,291	(924,452)	68,301,291	79,410,553
September 30, 2014	645,721	-	645,721	604,437	(41,284)	604,437	627,381
June 30, 2014	57,012,606	-	57,012,606	55,422,168	(1,590,438)	55,422,168	75,253,388
March 31, 2014	91,702,041	-	91,702,041	80,744,074	(10,957,967)	80,744,074	97,672,071
December 31, 2013	113,707,951	-	113,707,951	108,815,640	(4,892,311)	108,815,640	111,783,052
September 30, 2013	81,945,730	-	81,945,730	80,589,482	(1,356,248)	80,589,482	77,049,314
June 30, 2013	147,215,936	-	147,215,936	142,140,572	(5,075,365)	142,140,572	130,973,023
March 31, 2013	194,772,025	-	194,772,025	188,372,089	(6,399,936)	188,372,089	176,678,910
December 31, 2012	378,096,660	-	378,096,660	366,323,110	(11,773,550)	366,323,110	333,086,073
September 30, 2012	816,573,456	-	816,573,456	788,350,823	(28,222,633)	788,350,823	697,683,289
June 30, 2012	912,025,937	-	912,025,937	890,494,221	(21,531,716)	890,494,221	708,872,106
March 31, 2012	1,095,018,529	-	1,095,018,529	1,058,132,041	(36,886,488)	1,058,132,041	841,095,013
December 31, 2011	1,090,904,993	-	1,090,904,993	1,056,761,288	(34,143,705)	1,056,761,288	754,310,838
September 30, 2011	762,320,632	-	762,320,632	738,510,048	(23,810,584)	738,510,048	546,494,232
June 30, 2011	1,130,732,656	-	1,130,732,656	1,078,535,670	(52,196,986)	1,078,535,670	839,143,290
March 31, 2011	1,097,705,351	-	1,097,705,351	1,068,852,204	(28,853,147)	1,068,852,204	816,688,348
December 31, 2010	968,742,508	-	968,742,508	950,111,417	(18,631,091)	950,111,417	708,895,637
September 30, 2010	915,728,030	-	915,728,030	889,896,058	(25,831,972)	889,896,058	673,462,493
June 30, 2010	1,362,887,892	-	1,362,887,892	1,335,628,212	(27,259,681)	1,335,628,212	975,241,506
March 31, 2010	1,471,905,696	-	1,471,905,696	1,391,337,543	(80,568,153)	1,391,337,543	1,015,645,802
December 31, 2009	1,349,124,214	-	1,349,124,214	1,290,817,168	(58,307,047)	1,290,817,168	852,088,739
September 30, 2009	2,953,442,689	(106,853,708)	2,846,588,981	2,700,948,264	(145,640,717)	2,700,948,264	1,692,409,640
Totals		$(106,853,708)			$(658,423,735)

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2020:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
01853GAB6	$166,318	$-	$166,318	$58,609	$(107,709)	$58,609	$136,619
05535DCF9	2,639,139	-	2,639,139	2,595,116	(44,023)	2,595,116	2,812,127
61750FAE0	594,740	-	594,740	584,887	(9,853)	584,887	530,736
61750MAB1	4,675	-	4,675	4,502	(173)	4,502	4,545
92926SAB2	585	-	585	567	(18)	567	562
124860CB1	21,523	-	21,523	14,872	(6,651)	14,872	17,887
18974BAA7	205,451	-	205,451	204,843	(608)	204,843	186,946
18974BAN9	101,669	-	101,669	101,513	(156)	101,513	98,300
2254W0NK7	89,902	-	89,902	23,726	(66,176)	23,726	94,611
45660LYW3	1,074,456	-	1,074,456	1,035,449	(39,007)	1,035,449	1,020,046
65535VRK6	681,735	-	681,735	601,631	(80,104)	601,631	653,481
79548KXQ6	99,323	-	99,323	98,725	(598)	98,725	92,899
92978EAA2	130,042	-	130,042	125,448	(4,594)	125,448	119,223
23332UBW3	26,310	-	26,310	21,116	(5,193)	21,116	30,347
576433H33	1,207,614	-	1,207,614	1,145,808	(61,806)	1,145,808	1,116,853
125435AA5	1,635,577	-	1,635,577	1,543,519	(92,058)	1,543,519	1,596,490
36298XAA0	6,639,520	-	6,639,520	5,802,921	(836,599)	5,802,921	6,153,831
55274SAM3	61,225	-	61,225	42,760	(18,465)	42,760	93,792
86359DME4	673,784	-	673,784	662,791	(10,993)	662,791	698,159
929227ZF6	18,319	-	18,319	5,496	(12,823)	5,496	16,063
Totals	$16,071,907	$-	$16,071,907	$14,674,300	$(1,397,607)	$14,674,300	$15,473,517

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2020:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
US05618HAE53	$555,162	$-	$555,162	$387,040	$(168,122)	$387,040	$162,575
00442FAB8	144,957	-	144,957	79,275	(65,682)	79,275	112,060
05535DCF9	2,755,413	-	2,755,413	2,649,186	(106,228)	2,649,186	2,553,142
46630KAA4	191,718	-	191,718	184,342	(7,376)	184,342	179,699
61749BAB9	105,432	-	105,432	91,620	(13,812)	91,620	88,204
61750MAB1	4,837	-	4,837	4,672	(165)	4,672	3,421
92926SAB2	604	-	604	588	(16)	588	438
07384YPP5	12,990	-	12,990	9,466	(3,524)	9,466	35,174
073879QF8	45,111	-	45,111	43,889	(1,222)	43,889	39,772
17307GRU4	104,250	-	104,250	55,590	(48,659)	55,590	91,680
18974BAA7	215,833	-	215,833	212,231	(3,602)	212,231	183,053
18974BAN9	106,359	-	106,359	104,851	(1,507)	104,851	97,631
9393365V1	399,194	-	399,194	394,263	(4,932)	394,263	364,935
23332UBW3	31,650	-	31,650	29,218	(2,432)	29,218	22,244
12669GWN7	849,557	-	849,557	799,224	(50,333)	799,224	782,638
12669GXW6	244,251	-	244,251	233,647	(10,604)	233,647	223,233
32051DCK6	79,208	-	79,208	61,819	(17,389)	61,819	82,998
36298XAA0	7,738,893	-	7,738,893	7,511,130	(227,763)	7,511,130	7,120,125
36298XAB8	7,666,120	-	7,666,120	6,250,751	(1,415,369)	6,250,751	6,539,292
45660LY94	13,115	-	13,115	6,394	(6,721)	6,394	26,528
74951PBT4	110,729	-	110,729	51,052	(59,676)	51,052	153,185
Totals	$21,375,383	$-	$21,375,383	$19,160,250	$(2,215,134)	$19,160,250	$18,862,027

98

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2020:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
17307GRU4	$107,326	$-	$107,326	$77,392	$(29,934)	$77,392	$160,449
18974BAA7	245,427	-	245,427	235,230	(10,197)	235,230	201,416
18974BAN9	119,509	-	119,509	114,571	(4,938)	114,571	107,924
362290AC2	220,776	-	220,776	219,541	(1,235)	219,541	307,360
79548KXQ6	172,175	-	172,175	170,007	(2,168)	170,007	130,248
855541AC2	508,940	-	508,940	384,558	(124,383)	384,558	460,800
9393365V1	433,313	-	433,313	415,261	(18,053)	415,261	356,247
45660LY94	28,987	-	28,987	13,258	(15,729)	13,258	21,174
57643QAE5	2,203,118	-	2,203,118	1,819,560	(383,558)	1,819,560	2,367,000
74951PBT4	260,811	-	260,811	143,231	(117,579)	143,231	157,616
86359DMC8	5,799,490	-	5,799,490	5,333,524	(465,966)	5,333,524	4,907,737
92990GAE3	80,251	-	80,251	66,477	(13,773)	66,477	71,880
Totals	$10,180,123	$-	$10,180,123	$8,992,610	$(1,187,513)	$8,992,610	$9,249,851

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2020:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
05535DCF9	$3,012,907	$-	$3,012,907	$2,862,429	$(150,478)	$2,862,429	$2,528,432
24763LFY1	147,758	-	147,758	146,827	(931)	146,827	180,454
45071KDD3	575,329	-	575,329	510,787	(64,542)	510,787	491,576
07384YPP5	33,493	-	33,493	28,061	(5,431)	28,061	46,723
12667GKG7	93,290	-	93,290	83,622	(9,668)	83,622	98,905
17307GRU4	114,325	-	114,325	112,699	(1,625)	112,699	157,144
362290AC2	316,883	-	316,883	225,907	(90,976)	225,907	322,987
59020UW43	214,183	-	214,183	182,719	(31,463)	182,719	200,181
65535VRK6	716,497	-	716,497	699,498	(16,998)	699,498	646,333
75115DAH8	6,842	-	6,842	6,564	(279)	6,564	6,397
76112BUE8	181,578	-	181,578	148,845	(32,733)	148,845	129,998
79548KXQ6	187,063	-	187,063	182,973	(4,090)	182,973	137,728
92926UAC5	136,220	-	136,220	130,734	(5,486)	130,734	130,957
23332UBW3	46,195	-	46,195	32,143	(14,052)	32,143	24,852
12669GWN7	889,281	-	889,281	871,126	(18,155)	871,126	863,235
32051DCK6	88,205	-	88,205	86,848	(1,358)	86,848	89,678
362334CN2	14,634	-	14,634	11,177	(3,457)	11,177	13,996
466247K93	7,584	-	7,584	6,335	(1,249)	6,335	7,318
57645LAA2	18,017,521	-	18,017,521	13,868,050	(4,149,471)	13,868,050	18,607,055
Totals	$24,799,788	$-	$24,799,788	$20,197,344	$(4,602,443)	$20,197,344	$24,683,947

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
24763LFY1	$182,113	$-	$182,113	$160,832	$(21,281)	$160,832	$200,613
05535DAN4	1,930,918	-	1,930,918	1,855,207	(75,711)	1,855,207	1,598,238
07384YPP5	187,700	-	187,700	39,691	(148,009)	39,691	71,760
17307GRU4	164,558	-	164,558	133,524	(31,034)	133,524	229,670
18974BAN9	134,619	-	134,619	125,398	(9,221)	125,398	126,170
65535VRK6	797,949	-	797,949	712,007	(85,942)	712,007	774,700
79548KXQ6	207,254	-	207,254	192,282	(14,972)	192,282	113,588
85554NAG5	194,730	-	194,730	158,214	(36,515)	158,214	187,575
12669FXR9	117,999	-	117,999	114,307	(3,692)	114,307	101,165
23332UBW3	74,561	-	74,561	47,819	(26,742)	47,819	35,659
Totals	$3,992,400	$-	$3,992,400	$3,539,281	$(453,119)	$3,539,281	$3,439,138

99

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12667F2A2	$642,800	$-	$642,800	$484,346	$(158,455)	$484,346	$68,241
32053LAA0	47,447	-	47,447	40,280	(7,167)	40,280	47,846
761118FM5	2,843,393	-	2,843,393	2,789,133	(54,260)	2,789,133	2,918,992
79548KXQ6	297,379	-	297,379	277,239	(20,140)	277,239	60,979
23332UBW3	78,084	-	78,084	76,934	(1,151)	76,934	43,636
576433H33	1,579,401	-	1,579,401	1,448,247	(131,155)	1,448,247	1,448,863
12669GWN7	1,037,688	-	1,037,688	957,205	(80,484)	957,205	936,853
17309FAE8	161,243	-	161,243	129,536	(31,707)	129,536	159,357
36298XAA0	10,097,887	-	10,097,887	8,887,246	(1,210,641)	8,887,246	8,841,272
92990GAE3	86,314	-	86,314	85,680	(634)	85,680	87,117
US74951PBV94	37,392	-	37,392	16,087	(21,305)	16,087	26,602
Totals	$16,909,029	$-	$16,909,029	$15,191,932	$(1,717,097)	$15,191,932	$14,639,756

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
61750MAB1	$4,942	$-	$4,942	$4,899	$(42)	$4,899	$4,344
18974BAN9	143,913	-	143,913	143,911	(2)	143,911	141,999
761118FM5	3,338,972	-	3,338,972	3,276,460	(62,512)	3,276,460	3,468,889
79548KXQ6	335,309	-	335,309	321,864	(13,445)	321,864	218,663
55274SAM3	114,173	-	114,173	79,608	(34,565)	79,608	119,029
57643QAE5	3,042,722	-	3,042,722	2,360,287	(682,436)	2,360,287	3,180,695
Totals	$6,980,030	$-	$6,980,030	$6,187,029	$(793,001)	$6,187,029	$7,133,620

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
61750MAB1	$5,275	$-	$5,275	$4,933	$(341)	$4,933	$4,989
65106FAG7	232,843	-	232,843	215,726	(17,118)	215,726	6,316
18974BAA7	285,889	-	285,889	270,801	(15,088)	270,801	278,616
18974BAN9	149,774	-	149,774	139,333	(10,441)	139,333	148,234
22541QQR6	1,569	-	1,569	-	(1,569)	-	1
32051GCF0	22,786	-	22,786	(6,720)	(29,507)	(6,720)	17,553
761118FM5	3,259,303	-	3,259,303	3,218,368	(40,935)	3,218,368	3,244,154
17309FAE8	200,512	-	200,512	200,501	(11)	200,501	208,828
466247UG6	467,713	-	467,713	452,359	(15,354)	452,359	459,812
57643QAE5	3,114,325	-	3,114,325	3,109,376	(4,949)	3,109,376	3,256,107
US74951PBV94	51,011	-	51,011	29,960	(21,051)	29,960	58,411
Totals	$7,791,000	$-	$7,791,000	$7,634,637	$(156,362)	$7,634,637	$7,683,021

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
65106FAG7	$205,885	$-	$205,885	$17,668	$(188,218)	$17,668	$21,031
18974BAA7	306,428	-	306,428	295,291	(11,137)	295,291	294,986
22541QQR6	28,742	-	28,742	(9,704)	(38,446)	(9,704)	1
32051GCF0	32,493	-	32,493	20,481	(12,012)	20,481	20,063
17309FAE8	203,743	-	203,743	202,326	(1,417)	202,326	201,875
57643QAE5	3,657,695	-	3,657,695	3,177,611	(480,084)	3,177,611	3,365,017
92990GAE3	115,186	-	115,186	111,886	(3,300)	111,886	111,541
Totals	$4,550,173	$-	$4,550,173	$3,815,559	$(734,614)	$3,815,559	$4,014,514

100

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
05535DCF9	$3,454,425	$-	$3,454,425	$3,141,048	$(313,377)	$3,141,048	$3,134,409
07384YPP5	321,829	-	321,829	148,884	(172,945)	148,884	132,968
07386HCP4	2,164	-	2,164	(6,255)	(8,418)	(6,255)	320
76110H4M8	1,715	-	1,715	(3,719)	(5,434)	(3,719)	641
79548KXQ6	423,086	-	423,086	383,222	(39,864)	383,222	292,015
939336Z48	117,607	-	117,607	-	(117,607)	-	126,945
Totals	$4,320,826	$-	$4,320,826	$3,663,181	$(657,645)	$3,663,181	$3,687,297

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
59020UW43	$337,732	$-	$337,732	$271,686	$(66,046)	$271,686	$354,508
76110H4M8	6,848	-	6,848	1,969	(4,879)	1,969	1,713
863579DV7	289,655	-	289,655	5,567	(284,089)	5,567	30,531
Totals	$634,235	$-	$634,235	$279,221	$(355,014)	$279,221	$386,752

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
07386HEN7	$43,711	$-	$43,711	$2,334	$(41,377)	$2,334	$1,609
79548KXQ6	520,764	-	520,764	476,293	(44,471)	476,293	365,994
45660NZY4	81,215	-	81,215	9,554	(71,661)	9,554	80,891
Totals	$645,690	$-	$645,690	$488,181	$(157,509)	$488,181	$448,494

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
03927RAA2	$2,886,563	$-	$2,886,563	$1,464,907	$(1,421,656)	$1,464,907	$1,481,241
03927RAB0	910,639	-	910,639	363,543	(547,096)	363,543	362,176
07386HCP4	7,995	-	7,995	1,386	(6,609)	1,386	2,673
12669GMS7	25,101	-	25,101	21,923	(3,177)	21,923	21,921
22541QQR6	21,202	-	21,202	12,504	(8,698)	12,504	16,106
2254W0NK7	97,695	-	97,695	94,495	(3,200)	94,495	139,833
86359ACG6	318	-	318	-	(318)	-	2
Totals	$3,949,513	$-	$3,949,513	$1,958,759	$(1,990,754)	$1,958,759	$2,023,952

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
22541NMA4	$42,273	$-	$42,273	$41,434	$(839)	$41,434	$41,095
22541NMB2	11,869	-	11,869	11,634	(234)	11,634	11,535
22541SSD1	12,232	-	12,232	20	(12,213)	20	5,978
52108MDP5	3,497,947	-	3,497,947	-	(3,497,947)	-	1,925,413
55274SAM3	167,196	-	167,196	153,991	(13,206)	153,991	179,429
76110W4J2	1,131	-	1,131	229	(902)	229	556
88157QAL2	686,945	-	686,945	660,921	(26,024)	660,921	2,125,943
89789KAC9	16,949	-	16,949	8,714	(8,235)	8,714	357,735
Totals	$4,436,542	$-	$4,436,542	$876,942	$(3,559,600)	$876,942	$4,647,683

101

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
76110H4M8	$4,413	$-	$4,413	$2,326	$(2,087)	$2,326	$4,073
86358RLG0	3,485	-	3,485	2,670	(815)	2,670	30,171
86359ACG6	16,324	-	16,324	2	(16,322)	2	2
88157QAL2	774,182	-	774,182	675,599	(98,583)	675,599	1,947,675
89789KAC9	17,294	-	17,294	8,920	(8,374)	8,920	356,047
77277LAF4	22,514,590	-	22,514,590	22,167,493	(347,097)	22,167,493	34,318,674
77277LAH0	1,135,088	-	1,135,088	1,118,159	(16,929)	1,118,159	2,738,435
77277LAJ6	16,073,175	-	16,073,175	15,833,787	(239,388)	15,833,787	21,595,653
Totals	$40,538,551	$-	$40,538,551	$39,808,956	$(729,595)	$39,808,956	$60,990,732

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
17307GH76	$274,894	$-	$274,894	$44,730	$(230,163)	$44,730	$152,777
22541QJR4	11,175	-	11,175	54	(11,122)	54	6,866
32051DCK6	182,177	-	182,177	160,728	(21,449)	160,728	179,180
55274SAM3	225,790	-	225,790	209,839	(15,951)	209,839	218,832
86358RA23	1,326,199	-	1,326,199	1,253,636	(72,563)	1,253,636	1,289,099
86359ACG6	6,287	-	6,287	49	(6,239)	49	2
US77277LAF40	22,537,014	-	22,537,014	22,514,590	(22,424)	22,514,590	31,699,907
US77277LAH06	1,136,182	-	1,136,182	1,135,088	(1,094)	1,135,088	2,662,526
US77277LAJ61	16,088,661	-	16,088,661	16,073,175	(15,486)	16,073,175	19,947,746
Totals	$41,788,380	$-	$41,788,380	$41,391,889	$(396,491)	$41,391,889	$56,156,936

102

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

Financial Statements included in Part A:

Condensed Financial Information

Financial Statements included in Part B:

The Registrant

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities as of December 31, 2020
Statements of Operations and Changes in Net Assets for the years ended December 31, 2020 and 2019

Notes to Financial Statements

The Depositor

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2020 and 2019
Statutory Statements of Operations for the years ended December 31, 2020, 2019 and 2018
Statutory Statements of Changes in Surplus for the years ended December 31, 2020, 2019 and 2018
Statutory Statements of Cash Flows for the years ended December 31, 2020, 2019 and 2018

Notes to Statutory Financial Statements

(b)	Exhibits

Exhibit 1	Board of Directors of Massachusetts Mutual Life Insurance Company authorizing the establishment of the Separate Account 4 — Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-202684 filed on or about April 27, 2021

Exhibit 2	Not Applicable.

Exhibit 3	i.	Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Initial Registration Statement File No. 333-202684 filed March 12, 2015

ii.	Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

iii.	Template for Insurance Product Distribution Agreement (version 9/2014) MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

Exhibit 4	Individual Certificate issued under a Group Variable Deferred Annuity Contract with Flexible Purchase Payments — Incorporated by reference to Initial Registration Statement File No. 333-95851 filed February 1, 2000

Exhibit 5	Application Form — Incorporated by reference to Initial Registration Statement File No. 333-95851 filed February 1, 2000

Exhibit 6	i.	Copy of Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-50410 filed November 24, 2008

ii.	By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

Exhibit 7	Not Applicable.

Exhibit 8	i.	Fund Participation Agreements

a.	AIM Funds (Invesco Funds)

1.	Participation Agreement dated April 30, 2004 with revised Schedule A as of July 6, 2005 (AIM Variable Insurance Funds, A I M Distributors, Inc., and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Amendment No. 1 effective as of July 1, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Amendment Nos. 2 and 3 effective April 30, 2010 and May 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

b.	Fidelity Funds

1.	Amended and Restated Participation Agreement dated May 22, 2017 (Fidelity® Variable Insurance Products Fund, Fidelity® Variable Insurance Products Fund II, Fidelity® Variable Insurance Products Fund III, Fidelity® Variable Insurance Products Fund IV, Fidelity® Variable Insurance Products Fund V, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

•	First Amendment dated May 22, 2017 to the Amended and Restated Participation Agreement dated May 22, 2017 — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

•	Amendment dated January 21, 2019 to Schedule A to the Amended and Restated Participation Agreement dated May 22, 2017, as amended — Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-202684 filed April 25, 2019

•	Amendments dated October 1, 2020 and March 1, 2021 to Schedule A of the Amended and Restated Participation Agreement dated May 22, 2017 — Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-202684 filed on or about April 27, 2021

2.	Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

c.	MML Funds

1.	Participation Agreement dated August 15, 2008 (MML Series Investment Fund, American Funds Insurance Series, Capital Research and Management Company, and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

•	Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement File No. 002-39334 filed August 22, 2007

•	First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

•	Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Third Amendment dated April 9, 2010 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

•	Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

•	Fifth Amendment dated August 28, 2012 — Incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement File No. 002-39334 filed March 1, 2013

•	Sixth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

•	Seventh Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

•	Eighth Amendment dated February 20, 2020 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020

d.	MML II Funds

1.	Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-122804 filed April 30, 2008

•	First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

•	Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Third Amendment dated as of April 9, 2010 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

•	Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-122804 filed March 2, 2011

•	Fifth Amendment dated August 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

•	Sixth and Seventh Amendments dated and effective August 28, 2012 and November 12, 2012 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-122804 filed March 1, 2013

•	Eighth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

•	Ninth Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

•	Tenth Amendment dated February 20, 2020 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020

e.	PIMCO Funds

1.	Participation Agreement dated as of April 21, 2006 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC) — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Amendment No. 1 effective as of June 30, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916 filed September 12, 2008

•	Termination, New Agreements and Amendments dated November 10, 2010 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039 filed April 25, 2012

•	Amendment effective as of May 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039 filed April 25, 2012

•	Amendment signed March 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-95845 filed April 26, 2017

f.	Voya Funds

1.	Participation Agreement dated April 26, 2006 (Massachusetts Mutual Life Insurance Company, ING Funds Distributor, LLC and ING Variable Products Trust) — Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement File No. 033-73140 filed April 27, 2007

•	Amendments dated May 28, 2007 and April 3, 2008 — Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

•	Amendment dated September 6, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Amendment dated May 27, 2010 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

•	Amendment dated January 17, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

•	Amendment dated December 23, 2014 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

•	Amendment dated June 29, 2016 — Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

ii.	Rule 22c-2 Agreements (Shareholder Information Agreements)

a.	AIM Variable Insurance Funds effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

•	AIM Amendment No. 1 to Shareholder Information Agreement dated June 30, 2020 — Incorporated by reference to Pre-Effective Amendment 3 to Registration Statement File No. 333-229670 filed October 2, 2020

b.	Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

c.	MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

d.	MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

e.	PIMCO Variable Insurance Trust (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

f.	Voya Variable Products Trust effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

Exhibit 9	Opinion and Consent of Counsel — Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-95851 filed April 28, 2010

Exhibit 10	i.	Auditor Consents:

•	Separate Account Financial Statements *
•	Company Financial Statements *

ii.	Powers of Attorney for:

•	Roger W. Crandall
•	Karen H. Bechtel
•	Mark T. Bertolini
•	Karen A. Corbet
•	James H. DeGraffenreidt, Jr.
•	Isabel D. Goren
•	Jeffrey H. Leiden
•	Sean Newth
•	Laura J. Sen
•	William T. Spitz
•	H. Todd Stitzer
•	Elizabeth A. Ward

—	Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020

iii.	Resolution Regarding the Rules and Regulations of the Board of Directors dated February 13, 2019 — Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020

Exhibit 11	Not Applicable.

Exhibit 12	Not Applicable.

*	Filed herewith

Item 25.	Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, Director, Chairman	Kathleen A. Corbet, Director	Karen Bechtel, Director
1295 State Street B101	49 Cross Ridge Road	100 South Point Drive, Apt 3604
Springfield, MA 01111	New Canaan, CT 06840	Miami, FL 33139

Mark T. Bertolini, Director	James H. DeGraffenreidt, Jr., Director	Isabella D. Goren, Director
2472 Broadway #216	1340 Smith Avenue, Suite 200	8030 Acoma Lane
New York, NY 10025	Baltimore, MD 21209	Dallas, TX 75252

Jeffrey M. Leiden, Director	Laura J. Sen, Director	William T. Spitz, Director
3 Commonwealth Avenue #2	95 Pembroke Street, Unit 1	16 Wynstone
Boston, MA 02116	Boston, MA 02118	Nashville, TN 37215

H. Todd Stitzer, Lead Director
1312 Casey Key Road
Nokomis, FL 34275

Principal Officers of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, President and Chief Executive Officer	M. Timothy Corbett, Chief Investment Officer
1295 State Street B101	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Todd G. Picken, Treasurer	Pia Flanagan, Chief of Staff to the CEO
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael J. O’Connor, General Counsel 1295 State Street Springfield, MA 01111	Susan Cicco, Head of Human Resources & Strategic Communications 1295 State Street Springfield, MA 01111

Elizabeth A. Ward, Chief Financial Officer and Chief Actuary	Gareth F. Ross, Head of Digital and Customer Experience
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael Fanning, Head of MassMutual U.S.	Geoffrey Craddock, Chief Risk Officer
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Sean Newth, Corporate Controller	Akintokunbo Akinbajo, Corporate Secretary
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated by reference to Item 29 on Form N-4 in Post-Effective Amendment No. 12 to Registration Statement File No. 333-202684, filed on or about April 27, 2021.

Item 27.	Number of Participants

As of March 31, 2021, the number of certificate owners was 3,236.

Item 28.	Indemnification

MassMutual directors and officers are indemnified under Article V. of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II.

(b)	MMLIS and MSD are the principal underwriters for this Contract. The following people are officers and directors of MMLIS and officers and directors of MSD:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address

John Vaccaro	Director, Chief Executive Officer and Chairman of the Board	*

Wendy Benson	Director & President	*

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Michael Fanning	Director	*

Brian Foley	Vice President	*

Elizabeth Ward	Director	*

William F. Monroe, Jr.	Vice President, Chief Products & Services Officer	*

Susan Scanlon	Chief Compliance Officer	*

James P. Puhala	Deputy Chief Compliance Officer	*

Thomas Bauer	Chief Technology Officer	*

David Mink	Vice President and Chief Operations Officer	11215 North Community House Rd. Charlotte, NC 28277

Mary B. Wilkinson	Vice President	11215 North Community House Rd. Charlotte, NC 28277

Joseph Sparacio	Agency Field Force Supervisor	11215 North Community House Rd. Charlotte, NC 28277

David Holtzer	Field Risk Officer	11215 North Community House Rd. Charlotte, NC 28277

Robert S. Rosenthal	Chief Legal Officer, Vice President and Secretary	*

Edward K. Duch, Ill	Assistant Secretary	*

Amy Francella	Assistant Secretary	470 Atlantic Avenue Boston, MA 02110

Alyssa M. O’Connor	Assistant Secretary	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Derek Darley	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	*

Kevin LaComb	Assistant Treasurer	*

Colleen Girouard	Continuing Education Officer	*

Mario Morton	Registration Manager	*

Anthony Frogameni	Chief Privacy Officer	*

Kelly Pirotta	AML Compliance Officer	*

John Rogan	Regional Vice President	*

David Cove	Regional Vice President	*

Sean Murphy	Regional Vice President	Los Angeles, California

Michelle Pedigo	Regional Vice President	*

*	1295 State Street, Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address

Dominic Blue	Director, Chairman of the Board	*

Matthew Digangi	Director, Chief Executive Officer and President	100 Bright Meadow Boulevard Enfield, CT 06082-1981

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Elizabeth Ward	Director	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Derek Darley	Assistant Treasurer	*

Robert S. Rosenthal	Chief Legal Officer, Secretary and Vice President	*

James P. Puhala	Vice President and Chief Compliance Officer	*

Vincent Baggetta	Chief Risk Officer	*

Kelly Pirrotta	AML Compliance Officer	*

Edward K. Duch, III	Assistant Secretary	*

Alyssa O’Connor	Assistant Secretary	*

Mario Morton	Registration Manager	*

Paul LaPiana	Vice President	*

Lisa Todd	Vice President	*

*	1295 State Street, Springfield, MA 01111-0001

(c)	For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant at 1295 State Street, Springfield, MA 01111.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

(a)	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity certificates may be accepted.

(b)	Registrant hereby undertakes to include either (1) as part of any application to purchase a certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)	Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the MassMutual Artistry (“Artistry”) certificate described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 (Securities Act) and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 23 to Registration Statement No. 333-95851 to be signed on its behalf, in the town of Ellington, and the State of Connecticut on this 26th day of April, 2021.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4

(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

By:	ROGER W. CRANDALL*
Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	April 26, 2021
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	April 26, 2021
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Corporate Controller	April 26, 2021
Sean Newth	(principal accounting officer)

MARK T. BERTOLINI *	Director	April 26, 2021
Mark T. Bertolini

KAREN H. BECHTEL *	Director	April 26, 2021
Karen H. Betchel

KATHLEEN A. CORBET *	Director	April 26, 2021
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT, JR. *	Director	April 26, 2021
James H. DeGraffenreidt, Jr.

ISABELLA D. GOREN *	Director	April 26, 2021
Isabella D. Goren

JEFFREY M. LEIDEN *	Director	April 26, 2021
Jeffrey M. Leiden

LAURA J. SEN *	Director	April 26, 2021
Laura J. Sen

WILLIAM T. SPITZ *	Director	April 26, 2021
William T. Spitz

H. TODD STITZER *	Director	April 26, 2021
H. Todd Stitzer

/s/ JOHN E. DEITELBAUM
* John E. Deitelbaum
Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Item No.	Exhibit

Item 24. (b)	Exhibit 10	i.	Auditor Consents
			•	Separate Account Financial Statements
			•	Company Financial Statements